Schedule of Investments
ACTIVE M EMERGING MARKETS EQUITY FUND	June 30, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 92.7% (1)
Austria – 0.4%
Erste Group Bank A.G.	21,164	$743
Brazil – 6.6%
Ambev S.A.*	171,500	552
Ambev S.A. ADR*	751,001	2,388
Arcos Dorados Holdings, Inc., Class A	18,700	192
B3 S.A. - Brasil Bolsa Balcao	512,020	1,562
Banco BTG Pactual S.A.*	147,900	975
Banco do Brasil S.A.	34,800	360
Hypera S.A.*	25,000	241
Localiza Rent a Car S.A.*	75,100	1,074
MercadoLibre, Inc.*	1,028	1,218
NU Holdings Ltd., Class A*	76,800	606
Pagseguro Digital Ltd., Class A*	2,350	22
Petroleo Brasileiro S.A. ADR	23,631	327
Raia Drogasil S.A.	36,770	227
Sao Martinho S/A	30,800	220
TOTVS S.A.*	18,500	116
Vale S.A.	23,440	315
Vale S.A. ADR	28,372	381
WEG S.A.	47,500	375
		11,151
China – 17.1%
Airtac International Group	7,800	258
Alibaba Group Holding Ltd.*	188,200	1,957
ANTA Sports Products Ltd.	69,600	714
Baidu, Inc., Class A*	74,100	1,267
BeiGene Ltd. ADR*	698	124
BYD Co. Ltd., Class H	4,300	138
Centre Testing International Group Co. Ltd., Class A	184,200	495
China Construction Bank Corp., Class H	491,000	318
China International Capital Corp. Ltd., Class H	402,000	708
China Petroleum & Chemical Corp., Class H	1,114,000	655
China Resources Beer Holdings Co. Ltd.	61,000	403
China Vanke Co. Ltd., Class H	603,900	814
Dongfeng Motor Group Co. Ltd., Class H	1,431,464	656
Eastroc Beverage Group Co. Ltd., Class A	11,800	281
Focus Media Information Technology Co. Ltd., Class A	426,400	400
Glodon Co. Ltd., Class A	28,420	127
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 92.7% (1)continued
China – 17.1%continued
JD.com, Inc., Class A	34,845	$593
Jiumaojiu International Holdings Ltd.	181,000	298
KE Holdings, Inc. ADR*	41,300	613
Luzhou Laojiao Co. Ltd., Class A	23,000	665
Meituan, Class B*	116,320	1,828
NARI Technology Co. Ltd., Class A	108,340	345
Ping An Insurance Group Co. of China Ltd., Class H	245,500	1,573
Pony Testing International Group Co. Ltd., Class A	2,700	15
Proya Cosmetics Co. Ltd., Class A	15,400	239
Shenzhen Inovance Technology Co. Ltd., Class A	95,492	845
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	6,400	264
Tencent Holdings Ltd.	130,500	5,554
Topsports International Holdings Ltd.	680,620	593
Trip.com Group Ltd. ADR*	45,200	1,582
Want Want China Holdings Ltd.	1,465,969	974
Wuliangye Yibin Co. Ltd., Class A	5,100	115
Yadea Group Holdings Ltd.	164,000	374
Yifeng Pharmacy Chain Co. Ltd., Class A	46,200	235
Yum China Holdings, Inc.	42,577	2,406
Zijin Mining Group Co. Ltd., Class H	424,000	626
		29,052
Denmark – 0.2%
Novo Nordisk A/S, Class B	2,195	355
Egypt – 0.7%
Commercial International Bank Egypt S.A.E.	754,583	1,245
France – 0.8%
Hermes International	35	76
L'Oreal S.A.	810	378
LVMH Moet Hennessy Louis Vuitton S.E.	1,017	960
		1,414
Greece – 0.3%
OPAP S.A.	29,744	519
Hong Kong – 0.7%
AIA Group Ltd.	118,400	1,208
India – 14.8%
ABB India Ltd.	3,741	202
Asian Paints Ltd.	20,162	826
Axis Bank Ltd.	66,928	808

NORTHERN FUNDS QUARTERLY REPORT     1    EQUITY FUNDS

Schedule of Investments
ACTIVE M EMERGING MARKETS EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 92.7% (1)continued
India – 14.8%continued
Bajaj Finance Ltd.	10,599	$927
Bharat Electronics Ltd.	362,399	556
Britannia Industries Ltd.	3,095	190
HDFC Bank Ltd.	88,153	1,832
HDFC Bank Ltd. ADR	26,389	1,839
HDFC Life Insurance Co. Ltd.	9,019	72
Hero MotoCorp Ltd.	55,635	1,978
Hindalco Industries Ltd.	85,223	439
Housing Development Finance Corp. Ltd.	62,407	2,150
ICICI Bank Ltd.	67,086	767
ICICI Bank Ltd. ADR	53,846	1,243
Indian Hotels Co. Ltd.	200,610	961
Infosys Ltd. ADR	21,544	346
Larsen & Toubro Ltd.	54,491	1,643
Maruti Suzuki India Ltd.	8,956	1,071
Polycab India Ltd.	6,741	292
Reliance Industries Ltd.	30,966	965
Sona Blw Precision Forgings Ltd.	11,585	73
Sun Pharmaceutical Industries Ltd.	17,932	230
Tata Consultancy Services Ltd.	76,291	3,078
Titan Co. Ltd.	27,491	1,023
TVS Motor Co. Ltd.	46,349	751
Varun Beverages Ltd.	80,090	786
		25,048
Indonesia – 4.1%
Astra International Tbk PT	4,406,554	2,008
Bank Central Asia Tbk PT	998,200	615
Bank Mandiri Persero Tbk PT	1,552,600	544
Bank Rakyat Indonesia Persero Tbk PT	4,247,800	1,544
Sumber Alfaria Trijaya Tbk PT	2,403,800	414
Telkom Indonesia Persero Tbk PT	5,939,400	1,585
Vale Indonesia Tbk PT	512,000	215
		6,925
Italy – 0.1%
Ferrari N.V. (New York Exchange)	458	149
Macau – 0.5%
Galaxy Entertainment Group Ltd.*	128,000	817
Mexico – 6.4%
Alfa S.A.B. de C.V., Class A	1,381,070	854
America Movil S.A.B. de C.V. ADR*	91,133	1,972
Arca Continental S.A.B. de C.V.	60,900	625
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 92.7% (1)continued
Mexico – 6.4%continued
Cemex S.A.B. de C.V. ADR (Participation Certificate)*	29,776	$211
Controladora AXTEL S.A.B. DE CV*	1,381,070	18
Corp. Inmobiliaria Vesta S.A.B. de C.V.	83,800	272
Fomento Economico Mexicano S.A.B. de C.V. ADR	3,920	434
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	50,600	538
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	4,500	81
Grupo Financiero Banorte S.A.B. de C.V., Class O	222,900	1,834
Grupo Mexico S.A.B. de C.V., Class B	25,500	123
Wal-Mart de Mexico S.A.B. de C.V.	990,275	3,928
		10,890
Netherlands – 0.4%
ASML Holding N.V.	793	574
Peru – 1.5%
Cia de Minas Buenaventura S.A.A. ADR	112,021	823
Credicorp Ltd.	11,128	1,643
		2,466
Philippines – 0.3%
BDO Unibank, Inc.	210,100	524
Poland – 0.3%
Dino Polska S.A.*	4,527	529
Russia – 0.0%
Gazprom PJSC(2) (3)	66,340	—
LUKOIL PJSC(2) (3)	9,885	—
Moscow Exchange MICEX-RTS PJSC(3)	426,740	—
		—
Saudi Arabia – 2.0%
Alinma Bank	37,973	341
Dr. Sulaiman Al Habib Medical Services Group Co.	1,399	107
Elm Co.	3,388	525
Leejam Sports Co. JSC	7,419	256
Saudi Arabian Oil Co.	210,691	1,813
Saudi Awwal Bank	39,541	403
		3,445
South Africa – 4.1%
Anglo American Platinum Ltd.	23,800	1,076
Anglo American PLC	4,591	130

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 92.7% (1)continued
South Africa – 4.1%continued
Bid Corp. Ltd.	53,731	$1,180
Bidvest Group (The) Ltd.	151,444	2,105
Clicks Group Ltd.	18,401	256
Naspers Ltd., Class N	1,908	346
Standard Bank Group Ltd.	121,972	1,150
Truworths International Ltd.	210,068	633
		6,876
South Korea – 14.2%
Amorepacific Corp.	11,792	873
Coupang, Inc.*	4,340	75
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.*	8,089	719
Hyundai Mobis Co. Ltd.	5,255	932
Hyundai Motor Co.	19,740	3,106
Korea Aerospace Industries Ltd.	9,159	372
LG Chem Ltd.	815	417
LG H&H Co. Ltd.	848	297
NAVER Corp.	3,019	423
Orion Corp.	14,480	1,320
POSCO Holdings, Inc.	6,415	1,904
Samsung Biologics Co. Ltd.*	1,964	1,109
Samsung Electronics Co. Ltd.	176,557	9,731
Samsung SDI Co. Ltd.	2,617	1,339
SK Hynix, Inc.	16,809	1,482
		24,099
Switzerland – 0.2%
Cie Financiere Richemont S.A., Class A (Registered)	440	75
Novartis A.G. (Registered)	2,441	246
		321
Taiwan – 9.5%
Alchip Technologies Ltd.	9,900	574
ASPEED Technology, Inc.	2,350	217
Chailease Holding Co. Ltd.	42,700	281
Delta Electronics, Inc.	76,000	845
E Ink Holdings, Inc.	42,900	312
Hon Hai Precision Industry Co. Ltd.	615,796	2,241
MediaTek, Inc.	29,000	644
Realtek Semiconductor Corp.	19,000	238
Taiwan Semiconductor Manufacturing Co. Ltd.	550,000	10,249
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 92.7% (1)continued
Taiwan – 9.5%continued
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4,394	$444
Voltronic Power Technology Corp.	1,140	72
		16,117
Thailand – 1.5%
Bumrungrad Hospital PCL NVDR	125,000	797
Central Pattana PCL NVDR	208,400	385
CP ALL PCL (Registered)	578,100	1,019
PTT Exploration & Production PCL NVDR	78,100	332
		2,533
United Arab Emirates – 3.0%
Aldar Properties PJSC	338,563	470
Americana Restaurants International PLC	250,146	288
Dubai Islamic Bank PJSC	396,743	594
Emaar Properties PJSC	1,988,232	3,490
Salik Co. PJSC	255,595	219
		5,061
United Kingdom – 0.2%
BAE Systems PLC	34,012	401
United States – 2.8%
Linde PLC	1,287	490
Microsoft Corp.	1,473	501
NVIDIA Corp.	2,921	1,236
Samsonite International S.A.*	276,700	787
Tenaris S.A. ADR	59,967	1,796
		4,810
Total Common Stocks
(Cost $140,296)		157,272

PREFERRED STOCKS – 2.3% (1)
Brazil – 2.0%
Gerdau S.A. ADR, 2.75%(4)	89,083	465
Itau Unibanco Holding S.A. ADR*	488,437	2,882
		3,347
South Korea – 0.3%
Samsung Electronics Co. Ltd., 2.43%(4)	12,283	557
Total Preferred Stocks
(Cost $2,969)		3,904

NORTHERN FUNDS QUARTERLY REPORT     3    EQUITY FUNDS

Schedule of Investments
ACTIVE M EMERGING MARKETS EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 4.9%
iShares Core S&P 500 ETF	5,000	$2,229
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.91%(5) (6)	6,079,402	6,079
Total Investment Companies
(Cost $8,139)		8,308

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.0%
U.S. Treasury Bill, 4.91%, 10/26/23(7) (8)	$80	$79
Total Short-Term Investments
(Cost $79)		79

Total Investments – 99.9%
(Cost $151,483)		169,563
Other Assets less Liabilities – 0.1%		116
Net Assets – 100.0%		$169,679

(1)	Adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	Restricted security that has been deemed illiquid. At June 30, 2023, the value of these restricted illiquid securities amounted to approximately $0 or 0.0% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Gazprom PJSC	11/29/21-12/21/21	$301
LUKOIL PJSC	4/26/21-1/18/22	785

(3)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(4)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of June 30, 2023 is disclosed.
(7)	Discount rate at the time of purchase.
(8)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

A.G. – Aktiengesellschaft (German: Stock Corporation)

ADR – American Depositary Receipt

ETF – Exchange-Traded Fund

N.V. – Naamloze Vennootschap (Dutch: Limited Liability Company)

NVDR – Non-Voting Depositary Receipt

PLC – Public Limited Company

S&P – Standard & Poor's

S.A. – Société Anonyme (French: Public Limited Company)

S.E. – Societas Europaea (German: Public Company)
Percentages shown are based on Net Assets.
At June 30, 2023, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
MSCI Emerging Markets Index (United States Dollar)	55	$2,744	Long	9/23	$(25)
At June 30, 2023, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF NET ASSETS
United States Dollar	20.5%
Korean Won	14.5
Hong Kong Dollar	13.5
Indian Rupee	12.7
Taiwan Dollar	9.4
All other currencies less than 5%	29.3
Total Investments	99.9
Other Assets less Liabilities	0.1
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2023 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2023:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Brazil	$11,151	$—	$—	$11,151
China	4,725	24,327	—	29,052
India	3,428	21,620	—	25,048
Italy	149	—	—	149
Mexico	10,890	—	—	10,890
Peru	2,466	—	—	2,466
South Korea	75	24,024	—	24,099
Taiwan	444	15,673	—	16,117
United States	4,023	787	—	4,810
All Other Countries(1)	—	33,490	—	33,490
Total Common Stocks	37,351	119,921	—	157,272
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Preferred Stocks:
Brazil	$3,347	$—	$—	$3,347
South Korea	—	557	—	557
Total Preferred Stocks	3,347	557	—	3,904
Investment Companies	8,308	—	—	8,308
Short-Term Investments	—	79	—	79
Total Investments	$49,006	$120,557	$—	$169,563
OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(25)	$—	$—	$(25)

(1)	Classifications as defined in the Schedule of Investments.

Transactions in  affiliated investments for the three months ended June 30, 2023, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$3,597	$33,834	$31,352	$72	$6,079	$6,079,402
NORTHERN FUNDS QUARTERLY REPORT     5    EQUITY FUNDS

Schedule of Investments
ACTIVE M INTERNATIONAL EQUITY FUND
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.8% (1)
Australia – 1.0%
AGL Energy Ltd.	31,914	$231
Allkem Ltd.*	32,049	346
Beach Energy Ltd.	241,749	219
Charter Hall Group	21,458	154
CSR Ltd.	52,220	182
GrainCorp. Ltd., Class A	34,782	182
Iluka Resources Ltd.	60,224	449
JB Hi-Fi Ltd.	8,275	242
OceanaGold Corp.	150,858	297
Region RE Ltd.	109,906	166
Rio Tinto PLC	25,036	1,591
Seven Group Holdings Ltd.	17,238	284
Super Retail Group Ltd.	30,019	230
Technology One Ltd.	33,880	355
		4,928
Austria – 0.5%
ams-OSRAM A.G.*	53,654	387
Erste Group Bank A.G.	31,693	1,113
Mondi PLC	50,713	774
		2,274
Belgium – 0.5%
Ageas S.A./N.V.	21,152	857
Anheuser-Busch InBev S.A./N.V.	19,914	1,128
Proximus S.A.DP	62,674	467
		2,452
Bermuda – 0.0%
Seadrill Ltd.*	5,354	221
Brazil – 0.8%
Atacadao S.A.	242,133	567
Cia de Saneamento Basico do Estado de Sao Paulo S.A.B.ESP*	52,131	618
MercadoLibre, Inc.*	1,114	1,320
Telefonica Brasil S.A.	107,845	979
Ultrapar Participacoes S.A.	132,962	526
		4,010
Burkina Faso – 0.2%
Endeavour Mining PLC	32,212	772
Canada – 4.5%
Alamos Gold, Inc., Class A	35,720	425
Alimentation Couche-Tard, Inc.	26,885	1,379
ARC Resources Ltd.	33,715	450
ATS Corp.*	7,559	348
Barrick Gold Corp.	59,044	999
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.8% (1)continued
Canada – 4.5%continued
Boardwalk Real Estate Investment Trust	9,154	$430
Bombardier, Inc., Class B*	4,521	223
Cameco Corp.	13,154	412
Canadian National Railway Co.	9,137	1,106
Canadian Pacific Kansas City Ltd.	76,951	6,215
Celestica, Inc.*	32,403	470
Dundee Precious Metals, Inc.	47,875	316
Element Fleet Management Corp.	28,639	436
Finning International, Inc.	18,160	559
Headwater Exploration, Inc.	69,404	333
Kinaxis, Inc.*	1,989	284
Laurentian Bank of Canada	6,703	167
Nuvei Corp.*	5,233	155
NuVista Energy Ltd.*	32,002	257
Parex Resources, Inc.	20,533	412
Shopify, Inc., Class A*	25,141	1,624
Stella-Jones, Inc.	8,379	431
Thomson Reuters Corp.	23,052	3,112
TransAlta Corp.	19,622	184
Tricon Residential, Inc.	24,779	218
Whitecap Resources, Inc.	43,442	304
		21,249
Chile – 0.0%
Lundin Mining Corp.	24,139	189
China – 0.4%
Alibaba Group Holding Ltd.*	37,636	392
Baidu, Inc., Class A*	8,414	144
Beijing Capital International Airport Co. Ltd., Class H*	590,000	382
Dongfeng Motor Group Co. Ltd., Class H	712,090	326
Tencent Holdings Ltd.	14,800	630
		1,874
Denmark – 2.4%
Bavarian Nordic A/S*	6,395	182
DSV A/S	17,848	3,756
ISS A/S	11,079	235
Jyske Bank A/S (Registered)*	5,013	381
Novo Nordisk A/S, Class B	39,581	6,393
Pandora A/S	2,916	260
		11,207
Finland – 0.6%
Konecranes OYJ	8,148	328

EQUITY FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.8% (1)continued
Finland – 0.6%continued
Nokia OYJ	222,217	$932
TietoEVRY OYJ	10,037	277
Valmet OYJ	13,967	389
Wartsila OYJ Abp	64,128	722
		2,648
France – 8.5%
Accor S.A.	8,069	300
Air Liquide S.A.	5,785	1,037
Alstom S.A.	74,953	2,237
Arkema S.A.	3,780	357
AXA S.A.	119,808	3,540
BNP Paribas S.A.	32,605	2,060
Carrefour S.A.	96,710	1,833
Cie de Saint-Gobain	21,035	1,281
Danone S.A.	41,581	2,548
Dassault Aviation S.A.	1,259	252
Dassault Systemes S.E.	9,789	434
Edenred	3,226	216
Eiffage S.A.	4,482	468
Elis S.A.	20,236	393
Engie S.A.	115,096	1,914
Ipsen S.A.	1,862	224
Kering S.A.	2,449	1,356
Klepierre S.A.	17,252	428
La Francaise des Jeux S.A.E.M.	4,397	173
LVMH Moet Hennessy Louis Vuitton S.E.	5,364	5,062
Nexity S.A.	7,174	145
Orange S.A.	101,010	1,181
Pernod Ricard S.A.	13,871	3,065
Renault S.A.	25,275	1,067
Rexel S.A.	18,040	446
Societe Generale S.A.	42,487	1,106
Sopra Steria Group S.A.CA	2,355	470
SPIE S.A.	13,217	427
Technip Energies N.V.	13,544	312
Teleperformance	7,453	1,251
TotalEnergies S.E.	40,590	2,326
Valeo	30,735	660
Vallourec S.A.*	25,298	299
Vinci S.A.	11,503	1,337
Vivendi S.E.	20,577	190
		40,395
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.8% (1)continued
Germany – 5.8%
adidas A.G.	8,118	$1,575
AIXTRON S.E.	13,458	457
Allianz S.E. (Registered)	6,794	1,580
Aurubis A.G.	3,286	282
Bayer A.G. (Registered)	22,185	1,226
Bechtle A.G.	8,633	342
CECONOMY A.G.*	56,160	141
Continental A.G.	9,133	688
CTS Eventim A.G. & Co. KGaA	4,181	264
Daimler Truck Holding A.G.	41,250	1,485
Deutsche Pfandbriefbank A.G.	22,651	166
Deutsche Telekom A.G. (Registered)	89,866	1,959
Encavis A.G.*	13,795	226
Evonik Industries A.G.	37,945	721
Freenet A.G.	12,657	317
Fresenius S.E. & Co. KGaA	38,327	1,061
GEA Group A.G.	8,453	353
Gerresheimer A.G.	4,954	557
Heidelberg Materials A.G.	19,627	1,612
HUGO BOSS A.G.	5,176	404
Mercedes-Benz Group A.G.	9,319	750
Rheinmetall A.G.	1,271	349
RTL Group S.A.	10,807	432
RWE A.G.	33,163	1,443
SAP S.E.	41,708	5,695
Siemens Healthineers A.G.(2)	49,941	2,827
SMA Solar Technology A.G.*	2,135	261
TAG Immobilien A.G.*	26,976	255
Vitesco Technologies Group A.G.*	4,140	341
		27,769
Hong Kong – 1.5%
AIA Group Ltd.	268,711	2,742
CK Asset Holdings Ltd.	149,486	830
Kerry Properties Ltd.	85,500	177
Melco Resorts & Entertainment Ltd. ADR*	18,409	225
Pacific Basin Shipping Ltd.	615,000	187
Prudential PLC	161,189	2,273
United Laboratories International Holdings (The) Ltd.	242,000	202
WH Group Ltd.(2)	1,094,608	582
		7,218

NORTHERN FUNDS QUARTERLY REPORT     7    EQUITY FUNDS

Schedule of Investments
ACTIVE M INTERNATIONAL EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.8% (1)continued
India – 1.1%
HDFC Bank Ltd.	69,901	$1,452
ICICI Bank Ltd. ADR	154,107	3,557
		5,009
Indonesia – 0.1%
Bank Mandiri Persero Tbk PT	1,591,579	557
Ireland – 1.1%
AIB Group PLC	169,854	707
AIB Group PLC (Tradegate Exchange)	338	1
Bank of Ireland Group PLC	62,585	598
Bank of Ireland Group PLC (London Stock Exchange)	83,645	805
Dalata Hotel Group PLC*	56,728	287
Glanbia PLC	23,564	353
Ryanair Holdings PLC ADR*	20,372	2,253
		5,004
Israel – 0.1%
Perion Network Ltd.*	15,842	486
Italy – 4.2%
Assicurazioni Generali S.p.A.	4,605	94
Banco BPM S.p.A.	84,004	391
BPER Banca	248,754	758
Buzzi S.p.A.	13,420	337
Coca-Cola HBC A.G. - CDI*	14,615	435
Enel S.p.A.	470,683	3,171
Eni S.p.A.	129,025	1,860
ERG S.p.A.	6,225	183
Ferrari N.V.	19,164	6,274
Iren S.p.A.	108,515	202
Leonardo S.p.A.	20,070	228
Reply S.p.A.	2,700	307
UniCredit S.p.A.	253,453	5,911
		20,151
Japan – 11.5%
Adastria Co. Ltd.	10,300	220
Advantest Corp.	6,600	884
Alfresa Holdings Corp.	29,283	439
Alps Alpine Co. Ltd.	60,719	530
Amada Co. Ltd.	52,330	517
Asics Corp.	7,700	238
BayCurrent Consulting, Inc.	6,800	255
Credit Saison Co. Ltd.	15,600	240
Daicel Corp.	23,800	214
Daido Steel Co. Ltd.	9,900	414
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.8% (1)continued
Japan – 11.5%continued
Daihen Corp.	7,200	$279
Dai-ichi Life Holdings, Inc.	54,459	1,045
DeNA Co. Ltd.	27,770	362
DMG Mori Co. Ltd.	10,800	189
Ebara Corp.	5,900	283
Eiken Chemical Co. Ltd.	14,300	153
Eisai Co. Ltd.	5,646	380
FANUC Corp.	60,700	2,134
Fuji Media Holdings, Inc.	18,450	194
Fuji Soft, Inc.	8,800	283
Fujikura Ltd.	39,200	329
FULLCAST Holdings Co. Ltd.	10,000	153
Fuyo General Lease Co. Ltd.	3,000	231
Goldwin, Inc.	2,500	213
Hakuhodo DY Holdings, Inc.	32,280	341
Hino Motors Ltd.*	74,224	312
Honda Motor Co. Ltd.	51,951	1,569
Horiba Ltd.	3,500	201
INFRONEER Holdings, Inc.	32,700	308
Inpex Corp.	68,058	759
Internet Initiative Japan, Inc.	27,500	515
Invincible Investment Corp.	570	227
Isuzu Motors Ltd.	71,554	871
J Front Retailing Co. Ltd.	28,400	273
Japan Airlines Co. Ltd.	30,083	653
Jeol Ltd.	8,000	285
JGC Holdings Corp.	54,680	713
Kaneka Corp.	7,400	208
Kenedix Office Investment Corp.	81	195
Keyence Corp.	8,020	3,793
Kirin Holdings Co. Ltd.	64,423	941
Komeri Co. Ltd.	8,900	181
Konica Minolta, Inc.	63,100	218
Lasertec Corp.	4,215	637
Makita Corp.	35,367	993
Mebuki Financial Group, Inc.	94,400	226
Mitsubishi Estate Co. Ltd.	66,760	796
Mitsubishi Gas Chemical Co., Inc.	11,800	172
Mitsubishi UFJ Financial Group, Inc.	226,984	1,675
Morinaga Milk Industry Co. Ltd.	4,500	147
MS&AD Insurance Group Holdings, Inc.	34,335	1,223
Murata Manufacturing Co. Ltd.	36,000	2,066
Nakanishi, Inc.	10,400	231

EQUITY FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.8% (1)continued
Japan – 11.5%continued
NET One Systems Co. Ltd.	8,200	$180
Nichicon Corp.	23,200	248
Nikon Corp.	53,226	692
Nippon Accommodations Fund, Inc.	44	198
Nippon Television Holdings, Inc.	34,472	329
Nissan Motor Co. Ltd.	254,358	1,050
Nissui Corp.	61,200	275
Nomura Holdings, Inc.	76,373	290
OKUMA Corp.	4,200	226
Ono Pharmaceutical Co. Ltd.	39,028	708
Organo Corp.	8,400	249
Rengo Co. Ltd.	51,000	315
Resona Holdings, Inc.	187,087	896
Resorttrust, Inc.	4,700	70
Round One Corp.	59,400	236
Sankyo Co. Ltd.	7,100	287
Sankyu, Inc.	6,500	215
Santen Pharmaceutical Co. Ltd.	28,000	238
Sanwa Holdings Corp.	25,000	326
Shimamura Co. Ltd.	2,900	274
Shinko Electric Industries Co. Ltd.	13,100	536
Stanley Electric Co. Ltd.	30,639	621
Subaru Corp.	48,272	913
Sumitomo Bakelite Co. Ltd.	4,900	204
Sumitomo Electric Industries Ltd.	76,383	937
Sumitomo Forestry Co. Ltd.	10,000	243
Sumitomo Heavy Industries Ltd.	22,733	546
Sumitomo Mitsui Financial Group, Inc.	26,600	1,139
Sumitomo Mitsui Trust Holdings, Inc.	34,217	1,224
Sumitomo Rubber Industries Ltd.	43,631	425
T&D Holdings, Inc.	111,541	1,648
Taiheiyo Cement Corp.	22,481	441
Takeda Pharmaceutical Co. Ltd.	83,262	2,617
Takeuchi Manufacturing Co. Ltd.	10,700	332
THK Co. Ltd.	30,256	623
Tokai Carbon Co. Ltd.	26,600	245
Tokyo Electron Ltd.	3,400	487
Tokyo Ohka Kogyo Co. Ltd.	4,200	257
Tokyo Seimitsu Co. Ltd.	5,900	327
Tokyo Tatemono Co. Ltd.	19,400	250
Toyo Suisan Kaisha Ltd.	6,800	307
Toyo Tire Corp.	19,700	262
Toyoda Gosei Co. Ltd.	6,200	118
Tsuruha Holdings, Inc.	8,087	603
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.8% (1)continued
Japan – 11.5%continued
YA-MAN Ltd.	6,500	$46
Yamato Holdings Co. Ltd.	59,260	1,072
Zenkoku Hosho Co. Ltd.	5,400	188
		54,821
Jordan – 0.1%
Hikma Pharmaceuticals PLC	10,770	259
Macau – 0.0%
Sands China Ltd.*	54,400	186
Malaysia – 0.1%
CIMB Group Holdings Bhd.	436,194	473
Mexico – 0.1%
Fresnillo PLC	47,301	367
Netherlands – 6.7%
Aalberts N.V.	4,360	184
ABN AMRO Bank N.V. - C.V.A.	81,695	1,271
Adyen N.V.*	3,200	5,544
Akzo Nobel N.V.	25,451	2,080
ASM International N.V.	8,619	3,665
ASML Holding N.V.	2,670	1,933
ASML Holding N.V. (Registered)	5,531	4,009
ASR Nederland N.V.	9,900	445
BE Semiconductor Industries N.V.	3,457	375
Fugro N.V.*	21,606	336
ING Groep N.V.	237,446	3,207
Koninklijke Philips N.V.*	162,914	3,525
NN Group N.V.	24,676	916
OCI N.V.*	8,407	202
Pharming Group N.V.*	175,304	206
Shell PLC	119,817	3,567
TKH Group N.V. - CVA	3,717	184
VEON Ltd. ADR*	6,908	141
		31,790
Norway – 0.0%
Norsk Hydro ASA	21,458	128
Russia – 0.0%
Gazprom PJSC ADR(3) *	54,380	—
LUKOIL PJSC ADR(3) *	4,766	—
Mobile TeleSystems PJSC ADR(3) (4) *	64,508	—
Sberbank of Russia PJSC(3) (4)	186,456	—
		—
Singapore – 0.3%
Frasers Logistics & Commercial Trust	215,700	200

NORTHERN FUNDS QUARTERLY REPORT     9    EQUITY FUNDS

Schedule of Investments
ACTIVE M INTERNATIONAL EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.8% (1)continued
Singapore – 0.3%continued
Sembcorp Industries Ltd.	157,100	$669
United Overseas Bank Ltd.	35,000	725
		1,594
South Africa – 0.3%
Anglo American PLC	26,170	742
MTN Group Ltd.	18,917	139
Old Mutual Ltd.	793,976	511
		1,392
South Korea – 2.9%
Coway Co. Ltd.	11,956	400
Daeduck Electronics Co. Ltd./New	12,212	302
Dentium Co. Ltd.	3,643	403
Hankook Tire & Technology Co. Ltd.	16,633	437
Hanmi Pharm Co. Ltd.	788	185
Hyundai Mobis Co. Ltd.	6,088	1,079
JYP Entertainment Corp.	5,865	584
KB Financial Group, Inc.	33,223	1,205
KT Corp. ADR	76,652	866
Lotte Chilsung Beverage Co. Ltd.	1,860	180
LOTTE Fine Chemical Co. Ltd.	4,920	260
LX Semicon Co. Ltd.	2,289	199
Medytox, Inc.	1,364	245
Samsung Electronics Co. Ltd.	70,206	3,869
Samsung Engineering Co. Ltd.*	17,686	382
Shinhan Financial Group Co. Ltd.	41,925	1,085
SK Hynix, Inc.	20,133	1,775
Youngone Corp.	5,696	280
		13,736
Spain – 1.8%
Acerinox S.A.	27,926	297
Aena S.M.E. S.A.	9,258	1,497
Amadeus IT Group S.A.*	39,469	3,009
Applus Services S.A.	24,262	261
Bankinter S.A.	67,621	417
CaixaBank S.A.	107,745	447
Cia de Distribucion Integral Logista Holdings S.A.	10,216	275
Iberdrola S.A.	78,866	1,030
Industria de Diseno Textil S.A.	28,034	1,089
Merlin Properties Socimi S.A.	30,307	260
		8,582
Sweden – 2.8%
Atlas Copco AB, Class A	157,510	2,272
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.8% (1)continued
Sweden – 2.8%continued
Avanza Bank Holding AB	10,794	$220
Evolution AB	56,014	7,098
Loomis AB	5,693	166
SKF AB, Class B	65,311	1,137
Storskogen Group AB, Class B	201,237	184
Swedbank AB, Class A	40,348	682
Telefonaktiebolaget LM Ericsson, Class B	175,515	957
Trelleborg AB, Class B	11,325	275
Wihlborgs Fastigheter AB	30,166	218
		13,209
Switzerland – 4.4%
Adecco Group A.G. (Registered)	29,917	977
Baloise Holding A.G. (Registered)	1,605	236
Bucher Industries A.G. (Registered)	889	392
Flughafen Zurich A.G. (Registered)	1,017	211
Galenica A.G.	4,894	395
Julius Baer Group Ltd.	6,378	402
Lonza Group A.G. (Registered)	3,516	2,100
Novartis A.G. (Registered)	45,644	4,607
PSP Swiss Property A.G. (Registered)	3,881	434
Siegfried Holding A.G. (Registered)*	372	308
Sika A.G. (Registered)	14,357	4,106
Sulzer A.G. (Registered)	3,527	303
Swatch Group (The) A.G. (Bearer)	3,260	956
Swissquote Group Holding S.A. (Registered)	1,833	382
Tecan Group A.G. (Registered)	697	268
Temenos A.G. (Registered)	16,339	1,301
UBS Group A.G. (Registered)	129,701	2,639
Zurich Insurance Group A.G.	2,114	1,004
		21,021
Taiwan – 0.3%
Catcher Technology Co. Ltd.	96,085	542
Hon Hai Precision Industry Co. Ltd.	184,744	673
		1,215
Thailand – 0.2%
Kasikornbank PCL (Registered)	94,020	344
Kasikornbank PCL NVDR	176,855	647
		991
United Kingdom – 12.4%
4imprint Group PLC	4,736	289
Abcam PLC ADR*	18,874	462

EQUITY FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.8% (1)continued
United Kingdom – 12.4%continued
AstraZeneca PLC	40,267	$5,768
Babcock International Group PLC*	104,901	377
BAE Systems PLC	230,272	2,717
Balfour Beatty PLC	59,759	259
Barclays PLC	1,096,496	2,142
Beazley PLC	35,499	266
Bellway PLC	6,810	172
Berkeley Group Holdings PLC	14,042	699
BP PLC	797,293	4,671
British American Tobacco PLC	83,715	2,777
British Land (The) Co. PLC	88,463	341
BT Group PLC	426,857	664
Bunzl PLC	46,166	1,758
Compass Group PLC	155,192	4,341
Computacenter PLC	13,399	390
CVS Group PLC	11,960	301
Diageo PLC	42,495	1,823
Drax Group PLC	28,073	207
Dunelm Group PLC	12,771	182
easyJet PLC*	183,657	1,131
Harbour Energy PLC	52,350	152
Hays PLC	118,652	154
IG Group Holdings PLC	30,772	265
IMI PLC	11,808	247
Inchcape PLC	34,508	341
J Sainsbury PLC	138,127	473
Kingfisher PLC	186,561	549
Land Securities Group PLC	60,764	444
Legal & General Group PLC	156,784	455
LondonMetric Property PLC	97,685	206
Man Group PLC/Jersey	88,365	245
Marks & Spencer Group PLC*	209,918	514
Moneysupermarket.com Group PLC	84,046	289
OSB Group PLC	61,395	376
Playtech PLC*	32,927	247
QinetiQ Group PLC	52,338	235
Reckitt Benckiser Group PLC	34,889	2,620
RELX PLC	32,771	1,093
RELX PLC (London Stock Exchange)	33,217	1,108
Rolls-Royce Holdings PLC*	2,494,194	4,790
RS GROUP PLC	19,103	185
Safestore Holdings PLC	30,012	324
Sage Group (The) PLC	315,750	3,709
Savills PLC	24,064	261
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.8% (1)continued
United Kingdom – 12.4%continued
Serco Group PLC	167,703	$332
Spectris PLC	5,350	244
Standard Chartered PLC	201,212	1,755
Tate & Lyle PLC	23,208	214
Tritax Big Box REIT PLC	112,462	179
Unilever PLC	66,242	3,454
Virgin Money UK PLC	103,558	197
WPP PLC	129,554	1,354
		58,748
United States – 16.6%
Accenture PLC, Class A	12,956	3,998
Aon PLC, Class A	25,093	8,662
Arch Capital Group Ltd.*	41,203	3,084
Atlassian Corp., Class A*	22,693	3,808
BRP, Inc.	6,480	548
CSL Ltd.	23,037	4,263
EPAM Systems, Inc.*	7,939	1,784
Experian PLC	118,861	4,567
Ferguson PLC	23,082	3,644
Globant S.A.*	4,340	780
GSK PLC	190,694	3,369
Holcim A.G.*	16,116	1,083
ICON PLC*	35,811	8,960
IMAX Corp.*	10,516	179
Inmode Ltd.*	8,457	316
International Game Technology PLC	12,276	391
Linde PLC	7,395	2,818
Medtronic PLC	23,584	2,078
Mettler-Toledo International, Inc.*	1,920	2,518
Nestle S.A. (Registered)	30,815	3,708
ResMed, Inc.	10,446	2,282
Roche Holding A.G. (Genusschein)	8,944	2,733
Sanofi	16,140	1,730
Schneider Electric S.E.	26,360	4,805
Signify N.V.	9,403	264
STERIS PLC	16,165	3,637
Waste Connections, Inc.	18,258	2,610
		78,619
Total Common Stocks
(Cost $347,090)		445,544

NORTHERN FUNDS QUARTERLY REPORT     11    EQUITY FUNDS

Schedule of Investments
ACTIVE M INTERNATIONAL EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS – 0.7% (1)
Brazil – 0.5%
Banco Bradesco S.A. ADR*	532,115	$1,841
Raizen S.A., 2.02%(5)	772,900	710
		2,551
Germany – 0.2%
Henkel A.G. & Co. KGaA, 2.53%(5)	11,347	907
Total Preferred Stocks
(Cost $2,784)		3,458

INVESTMENT COMPANIES – 5.0%
iShares Core MSCI EAFE ETF	10,224	690
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.91%(6) (7)	21,727,761	21,728
Vanguard FTSE Developed Markets ETF	23,510	1,086
Total Investment Companies
(Cost $23,410)		23,504

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill, 4.97%, 10/26/23(8) (9)	$290	$285
Total Short-Term Investments
(Cost $285)		285

Total Investments – 99.6%
(Cost $373,569)		472,791
Other Assets less Liabilities – 0.4%		2,040
Net Assets – 100.0%		$474,831

(1)	Adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(3)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(4)	Restricted security that has been deemed illiquid. At June 30, 2023, the value of these restricted illiquid securities amounted to $0 or 0.0% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Mobile TeleSystems PJSC ADR	1/28/22-2/11/22	$498
SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Sberbank of Russia PJSC	1/3/19-11/25/20	$625

(5)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day current yield as of June 30, 2023 is disclosed.
(8)	Discount rate at the time of purchase.
(9)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

A.G. – Aktiengesellschaft (German: Stock Corporation)

AB – Aktiebolag (Sweden: Corporation)

ADR – American Depositary Receipt

ASA – Aksjeselskap (Norway: Stock Company)

CDI – CREST Depository Interest

EAFE – Europe, Australasia and the Far East

ETF – Exchange-Traded Fund

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

N.V. – Naamloze Vennootschap (Dutch: Limited Liability Company)

NVDR – Non-Voting Depositary Receipt

PLC – Public Limited Company

REIT – Real Estate Investment Trust

S.A. – Société Anonyme (French: Public Limited Company)

S.E. – Societas Europaea (German: Public Company)
Percentages shown are based on Net Assets.

EQUITY FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
At June 30, 2023, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
MSCI EAFE Index (United States Dollar)	82	$8,838	Long	9/23	$67
At June 30, 2023, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF NET ASSETS
Euro	29.0%
United States Dollar	20.0
British Pound	16.7
Japanese Yen	11.6
Swiss Franc	6.1
All other currencies less than 5%	16.2
Total Investments	99.6
Other Assets less Liabilities	0.4
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2023 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2023:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Australia	$297	$4,631	$—	$4,928
Brazil	4,010	—	—	4,010
Burkina Faso	772	—	—	772
Canada	21,249	—	—	21,249
Chile	189	—	—	189
Hong Kong	225	6,993	—	7,218
India	3,557	1,452	—	5,009
Ireland	2,254	2,750	—	5,004
Israel	486	—	—	486
Netherlands	4,150	27,640	—	31,790
South Korea	866	12,870	—	13,736
United Kingdom	462	58,286	—	58,748
United States	48,453	30,166	—	78,619
All Other Countries(1)	—	213,786	—	213,786
Total Common Stocks	86,970	358,574	—	445,544
Preferred Stocks:
Brazil	2,551	—	—	2,551
Germany	—	907	—	907
Total Preferred Stocks	2,551	907	—	3,458
Investment Companies	23,504	—	—	23,504
Short-Term Investments	—	285	—	285
Total Investments	$113,025	$359,766	$—	$472,791
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$67	$—	$—	$67

(1)	Classifications as defined in the Schedule of Investments.

Transactions in  affiliated investments for the three months ended June 30, 2023, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$19,399	$69,582	$67,253	$233	$21,728	$21,727,761
NORTHERN FUNDS QUARTERLY REPORT     13    EQUITY FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.4% (1)
Australia – 0.1%
AngloGold Ashanti Ltd.	84,654	$1,790
Brazil – 3.9%
Ambev S.A.*	953,560	3,071
Atacadao S.A.	131,600	308
B3 S.A. - Brasil Bolsa Balcao	1,176,495	3,590
Banco Bradesco S.A.*	329,477	1,009
Banco BTG Pactual S.A.*	237,800	1,567
Banco do Brasil S.A.	174,144	1,800
Banco Santander Brasil S.A.	79,636	511
BB Seguridade Participacoes S.A.	141,401	908
CCR S.A.	200,200	587
Centrais Eletricas Brasileiras S.A.	241,100	2,003
Cia de Saneamento Basico do Estado de Sao Paulo S.A.B.ESP*	68,171	808
Cia Siderurgica Nacional S.A.	139,590	355
Cosan S.A.	251,688	940
CPFL Energia S.A.	49,600	355
Energisa S/A	42,000	442
Eneva S.A.*	163,900	420
Engie Brasil Energia S.A.	44,747	427
Equatorial Energia S.A.*	2,994	20
Equatorial Energia S.A.(A Bolsa do Brasil Exchange)	213,870	1,434
Hapvida Participacoes e Investimentos S.A.*	1,024,784	940
Hypera S.A.*	82,158	792
Klabin S.A.	151,541	691
Localiza Rent a Car S.A.*	181,694	2,599
Lojas Renner S.A.*	193,346	810
Magazine Luiza S.A.*	670,100	473
Natura & Co. Holding S.A.	180,301	631
Petroleo Brasileiro S.A.	751,634	5,204
PRIO S.A.*	148,200	1,151
Raia Drogasil S.A.	257,627	1,589
Rede D'Or Sao Luiz S.A.*	114,800	792
Rumo S.A.	271,294	1,261
Sendas Distribuidora S/A	273,354	787
Suzano S.A.	157,585	1,457
Telefonica Brasil S.A.	84,273	765
TIM S.A.	170,695	522
TOTVS S.A.*	112,755	709
Ultrapar Participacoes S.A.	144,648	573
Vale S.A.	688,213	9,249
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.4% (1)continued
Brazil – 3.9%continued
Vibra Energia S.A.*	238,900	$908
WEG S.A.	338,748	2,676
		55,134
Cayman Islands – 0.0%
China Huishan Dairy Holdings Co. Ltd.(2) *	1,922,380	—
Chile – 0.4%
Banco de Chile	9,554,049	997
Banco de Credito e Inversiones S.A.	12,619	386
Banco Santander Chile	14,020,156	663
Cencosud S.A.	235,005	456
Cia Cervecerias Unidas S.A.	28,500	230
Cia Sud Americana de Vapores S.A.	3,271,831	222
Empresas CMPC S.A.	239,852	459
Empresas Copec S.A.	83,005	616
Enel Americas S.A.	4,571,972	610
Enel Chile S.A.	6,038,163	392
Falabella S.A.	158,562	381
		5,412
China – 28.2%
360 Security Technology, Inc., Class A*	89,800	156
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	24,100	116
3peak, Inc., Class A	1,475	44
3SBio, Inc.*	326,500	329
AAC Technologies Holdings, Inc.	152,500	360
Advanced Micro-Fabrication Equipment, Inc. China, Class A*	7,398	160
AECC Aero-Engine Control Co. Ltd., Class A	19,700	66
AECC Aviation Power Co. Ltd., Class A	34,100	199
Agricultural Bank of China Ltd., Class A	1,012,900	493
Agricultural Bank of China Ltd., Class H	5,908,367	2,326
Aier Eye Hospital Group Co. Ltd., Class A	119,176	304
Air China Ltd., Class A*	81,800	93
Air China Ltd., Class H*	406,705	291
Airtac International Group	27,765	918
Akeso, Inc.*	102,000	462
Alibaba Group Holding Ltd.*	3,348,880	34,829
Alibaba Health Information Technology Ltd.*	950,000	579
Aluminum Corp. of China Ltd., Class A	145,900	111

EQUITY FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.4% (1)continued
China – 28.2%continued
Aluminum Corp. of China Ltd., Class H	797,435	$345
Amlogic Shanghai Co. Ltd., Class A*	6,175	72
Angel Yeast Co. Ltd., Class A	9,100	45
Anhui Conch Cement Co. Ltd., Class A	47,700	156
Anhui Conch Cement Co. Ltd., Class H	257,075	684
Anhui Gujing Distillery Co. Ltd., Class A	5,300	180
Anhui Gujing Distillery Co. Ltd., Class B	21,200	366
Anhui Honglu Steel Construction Group Co. Ltd., Class A	10,280	41
Anhui Kouzi Distillery Co. Ltd., Class A	9,600	65
Anhui Yingjia Distillery Co. Ltd., Class A	9,500	84
Anjoy Foods Group Co. Ltd., Class A	4,100	83
ANTA Sports Products Ltd.	245,832	2,521
Apeloa Pharmaceutical Co. Ltd., Class A	9,400	23
Asia - Potash International Investment Guangzhou Co. Ltd., Class A*	11,600	37
ASR Microelectronics Co. Ltd., Class A*	4,133	43
Asymchem Laboratories Tianjin Co. Ltd., Class A	4,340	71
Autobio Diagnostics Co. Ltd., Class A	8,000	57
Autohome, Inc. ADR	16,023	467
Avary Holding Shenzhen Co. Ltd., Class A	23,000	77
AVIC Industry-Finance Holdings Co. Ltd., Class A	127,300	67
AviChina Industry & Technology Co. Ltd., Class H	558,313	271
AVICOPTER PLC, Class A	9,300	51
Baidu, Inc., Class A*	456,082	7,796
Bank of Beijing Co. Ltd., Class A	267,900	171
Bank of Changsha Co. Ltd., Class A	50,200	54
Bank of Chengdu Co. Ltd., Class A	35,500	60
Bank of China Ltd., Class A	427,900	230
Bank of China Ltd., Class H	16,058,652	6,440
Bank of Communications Co. Ltd., Class A	486,500	389
Bank of Communications Co. Ltd., Class H	1,743,117	1,155
Bank of Hangzhou Co. Ltd., Class A	81,220	132
Bank of Jiangsu Co. Ltd., Class A*	202,344	205
Bank of Nanjing Co. Ltd., Class A	129,396	143
Bank of Ningbo Co. Ltd., Class A	85,950	300
Bank of Shanghai Co. Ltd., Class A	168,471	134
Bank of Suzhou Co. Ltd., Class A	26,200	24
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.4% (1)continued
China – 28.2%continued
Baoshan Iron & Steel Co. Ltd., Class A	294,496	$228
BBMG Corp., Class A	139,100	42
BeiGene Ltd.*	138,034	1,887
Beijing Capital International Airport Co. Ltd., Class H*	392,000	254
Beijing Dabeinong Technology Group Co. Ltd., Class A	40,700	37
Beijing Easpring Material Technology Co. Ltd., Class A	6,500	45
Beijing Enlight Media Co. Ltd., Class A	44,100	49
Beijing Enterprises Holdings Ltd.	107,271	389
Beijing Enterprises Water Group Ltd.	833,886	198
Beijing Kingsoft Office Software, Inc., Class A*	5,789	378
Beijing New Building Materials PLC, Class A	20,100	68
Beijing Roborock Technology Co. Ltd., Class A	967	43
Beijing Shiji Information Technology Co. Ltd., Class A*	17,680	34
Beijing Tiantan Biological Products Corp. Ltd., Class A	13,200	49
Beijing Tongrentang Co. Ltd., Class A	17,800	141
Beijing United Information Technology Co. Ltd., Class A	8,199	42
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	11,158	103
Beijing Yanjing Brewery Co. Ltd., Class A	23,100	40
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	357,900	259
Bethel Automotive Safety Systems Co. Ltd., Class A	5,800	63
Betta Pharmaceuticals Co. Ltd., Class A	6,800	45
BGI Genomics Co. Ltd., Class A	7,400	61
Bilibili, Inc., Class Z*	41,811	632
Bloomage Biotechnology Corp. Ltd., Class A	4,950	61
BOC Aviation Ltd.	44,800	363
BOC International China Co. Ltd., Class A	28,600	42
BOE Technology Group Co. Ltd., Class A	372,400	210
Bosideng International Holdings Ltd.	698,000	295
BTG Hotels Group Co. Ltd., Class A*	18,600	49
BYD Co. Ltd., Class A	21,500	768

NORTHERN FUNDS QUARTERLY REPORT     15    EQUITY FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.4% (1)continued
China – 28.2%continued
BYD Co. Ltd., Class H	200,199	$6,403
BYD Electronic International Co. Ltd.	150,500	458
By-health Co. Ltd., Class A	24,200	80
C&D International Investment Group Ltd.	136,000	310
Caitong Securities Co. Ltd., Class A	10,010	10
Cambricon Technologies Corp. Ltd., Class A*	4,731	123
Canmax Technologies Co. Ltd., Class A	11,440	56
CECEP Solar Energy Co. Ltd., Class A	45,600	43
CECEP Wind-Power Corp., Class A	100,620	51
CETC Cyberspace Security Technology Co. Ltd., Class A	12,900	50
CGN Power Co. Ltd., Class H	2,056,000	497
Changchun High & New Technology Industry Group, Inc., Class A	5,100	96
Changjiang Securities Co. Ltd., Class A	97,000	77
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	4,200	71
Chaozhou Three-Circle Group Co. Ltd., Class A	27,200	110
Chengxin Lithium Group Co. Ltd., Class A	8,300	36
China Baoan Group Co. Ltd., Class A	38,400	64
China Cinda Asset Management Co. Ltd., Class H	1,881,000	188
China CITIC Bank Corp. Ltd., Class H	1,788,286	841
China Coal Energy Co. Ltd., Class H	440,000	328
China Communications Services Corp. Ltd., Class H	523,035	259
China Conch Venture Holdings Ltd.	284,500	371
China Construction Bank Corp., Class A	102,900	89
China Construction Bank Corp., Class H	19,465,693	12,623
China CSSC Holdings Ltd., Class A	57,000	259
China Eastern Airlines Corp. Ltd., Class A*	145,900	96
China Energy Engineering Corp. Ltd., Class A	430,300	139
China Everbright Bank Co. Ltd., Class A	562,500	238
China Everbright Bank Co. Ltd., Class H	715,000	206
China Everbright Environment Group Ltd.	782,629	309
China Evergrande Group(2) *	1,126,411	—
China Feihe Ltd.	748,000	417
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.4% (1)continued
China – 28.2%continued
China Galaxy Securities Co. Ltd., Class A	66,700	$107
China Galaxy Securities Co. Ltd., Class H	626,500	336
China Gas Holdings Ltd.	539,095	619
China Great Wall Securities Co. Ltd., Class A*	36,100	41
China Greatwall Technology Group Co. Ltd., Class A	30,000	57
China Hongqiao Group Ltd.	497,500	405
China International Capital Corp. Ltd., Class A	15,200	74
China International Capital Corp. Ltd., Class H	326,000	574
China Jinmao Holdings Group Ltd.	1,199,791	177
China Jushi Co. Ltd., Class A	51,222	100
China Lesso Group Holdings Ltd.	232,000	152
China Life Insurance Co. Ltd., Class A	35,600	171
China Life Insurance Co. Ltd., Class H	1,489,544	2,486
China Literature Ltd.*	87,400	368
China Longyuan Power Group Corp. Ltd., Class H	667,473	690
China Medical System Holdings Ltd.	289,000	473
China Meheco Co. Ltd., Class A	22,960	41
China Meidong Auto Holdings Ltd.	150,000	174
China Mengniu Dairy Co. Ltd.*	629,870	2,375
China Merchants Bank Co. Ltd., Class A	254,679	1,154
China Merchants Bank Co. Ltd., Class H	783,433	3,563
China Merchants Energy Shipping Co. Ltd., Class A	111,600	89
China Merchants Port Holdings Co. Ltd.	293,907	415
China Merchants Securities Co. Ltd., Class A	67,310	126
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	94,300	169
China Minsheng Banking Corp. Ltd., Class A	498,440	257
China Minsheng Banking Corp. Ltd., Class H	1,226,154	454
China National Building Material Co. Ltd., Class H	800,000	497
China National Chemical Engineering Co. Ltd., Class A	73,800	84
China National Nuclear Power Co. Ltd., Class A	233,298	227

EQUITY FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.4% (1)continued
China – 28.2%continued
China National Software & Service Co. Ltd., Class A	10,400	$67
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	46,900	155
China Oilfield Services Ltd., Class H	354,757	367
China Overseas Land & Investment Ltd.	769,195	1,681
China Overseas Property Holdings Ltd.	280,000	283
China Pacific Insurance Group Co. Ltd., Class A	83,500	299
China Pacific Insurance Group Co. Ltd., Class H	524,937	1,359
China Petroleum & Chemical Corp., Class A	389,100	341
China Petroleum & Chemical Corp., Class H	4,994,628	2,938
China Power International Development Ltd.	1,022,000	376
China Railway Group Ltd., Class A	257,500	270
China Railway Group Ltd., Class H	826,827	547
China Railway Signal & Communication Corp. Ltd., Class A	110,341	88
China Rare Earth Resources And Technology Co. Ltd., Class A	14,300	58
China Resources Beer Holdings Co. Ltd.	324,948	2,148
China Resources Cement Holdings Ltd.	518,000	214
China Resources Gas Group Ltd.	188,058	645
China Resources Land Ltd.	643,432	2,740
China Resources Microelectronics Ltd., Class A	12,584	91
China Resources Mixc Lifestyle Services Ltd.	135,400	674
China Resources Pharmaceutical Group Ltd.	318,000	277
China Resources Power Holdings Co. Ltd.	385,735	873
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	15,200	127
China Ruyi Holdings Ltd.*	1,172,000	277
China Shenhua Energy Co. Ltd., Class A	76,000	322
China Shenhua Energy Co. Ltd., Class H	683,636	2,097
China Southern Airlines Co. Ltd., Class A*	149,900	124
China Southern Airlines Co. Ltd., Class H*	390,530	221
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.4% (1)continued
China – 28.2%continued
China State Construction Engineering Corp. Ltd., Class A	487,180	$386
China State Construction International Holdings Ltd.	415,600	475
China Taiping Insurance Holdings Co. Ltd.	305,304	318
China Three Gorges Renewables Group Co. Ltd., Class A	375,300	278
China Tourism Group Duty Free Corp. Ltd., Class A	25,200	385
China Tourism Group Duty Free Corp. Ltd., Class H*	14,900	202
China Tower Corp. Ltd., Class H	8,798,000	979
China Traditional Chinese Medicine Holdings Co. Ltd.	594,000	278
China United Network Communications Ltd., Class A	425,200	281
China Vanke Co. Ltd., Class A	108,300	209
China Vanke Co. Ltd., Class H	461,072	621
China Yangtze Power Co. Ltd., Class A	295,600	898
China Zhenhua Group Science & Technology Co. Ltd., Class A	5,900	78
China Zheshang Bank Co. Ltd., Class A	252,330	92
Chinasoft International Ltd.*	590,000	372
Chongqing Brewery Co. Ltd., Class A	5,300	67
Chongqing Changan Automobile Co. Ltd., Class A	108,268	194
Chongqing Fuling Zhacai Group Co. Ltd., Class A	9,750	25
Chongqing Rural Commercial Bank Co. Ltd., Class A	136,800	68
Chongqing Zhifei Biological Products Co. Ltd., Class A	28,950	176
Chow Tai Fook Jewellery Group Ltd.	416,200	751
CITIC Ltd.	1,161,803	1,390
CITIC Securities Co. Ltd., Class A	135,945	371
CITIC Securities Co. Ltd., Class H	365,400	663
CMOC Group Ltd., Class A	236,400	174
CMOC Group Ltd., Class H	720,000	378
CNGR Advanced Material Co. Ltd., Class A	7,502	62
CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	44,225	36
Contemporary Amperex Technology Co. Ltd., Class A	52,840	1,669
COSCO SHIPPING Development Co. Ltd., Class A	118,200	40

NORTHERN FUNDS QUARTERLY REPORT     17    EQUITY FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.4% (1)continued
China – 28.2%continued
COSCO SHIPPING Energy Transportation Co. Ltd., Class A*	35,700	$62
COSCO SHIPPING Energy Transportation Co. Ltd., Class H*	266,000	268
COSCO SHIPPING Holdings Co. Ltd., Class A	135,580	176
COSCO SHIPPING Holdings Co. Ltd., Class H	647,650	585
COSCO SHIPPING Ports Ltd.	299,886	179
Country Garden Holdings Co. Ltd.*	2,493,886	509
Country Garden Services Holdings Co. Ltd.	440,000	568
CRRC Corp. Ltd., Class A	287,200	257
CRRC Corp. Ltd., Class H	904,000	496
CSC Financial Co. Ltd., Class A	53,600	179
CSPC Pharmaceutical Group Ltd.	1,801,360	1,572
Daan Gene Co. Ltd., Class A	24,160	33
Dajin Heavy Industry Co. Ltd., Class A	10,500	45
Dali Foods Group Co. Ltd.	474,000	212
Daqin Railway Co. Ltd., Class A	194,400	199
Daqo New Energy Corp. ADR*	12,747	506
DaShenLin Pharmaceutical Group Co. Ltd., Class A	17,093	66
Datang International Power Generation Co. Ltd., Class A*	57,100	26
DHC Software Co. Ltd., Class A	58,000	56
Do-Fluoride New Materials Co. Ltd., Class A	15,680	43
Dong-E-E-Jiao Co. Ltd., Class A	3,800	28
Dongfang Electric Corp. Ltd., Class A	31,200	80
Dongfeng Motor Group Co. Ltd., Class H	491,169	225
Dongxing Securities Co. Ltd., Class A	9,300	10
Dongyue Group Ltd.	318,000	238
East Buy Holding Ltd.*	86,000	281
East Money Information Co. Ltd., Class A	207,624	407
Ecovacs Robotics Co. Ltd., Class A	8,100	87
ENN Energy Holdings Ltd.	159,179	1,989
ENN Natural Gas Co. Ltd., Class A	31,600	83
Eve Energy Co. Ltd., Class A	27,196	226
Everbright Securities Co. Ltd., Class A	44,198	97
Fangda Carbon New Material Co. Ltd., Class A*	55,582	47
Far East Horizon Ltd.	252,000	200
FAW Jiefang Group Co. Ltd., Class A*	48,500	56
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.4% (1)continued
China – 28.2%continued
First Capital Securities Co. Ltd., Class A	72,300	$57
Flat Glass Group Co. Ltd., Class A	23,600	126
Flat Glass Group Co. Ltd., Class H	88,000	302
Focus Media Information Technology Co. Ltd., Class A	172,400	162
Foshan Haitian Flavouring & Food Co. Ltd., Class A	59,958	387
Fosun International Ltd.	528,865	364
Founder Securities Co. Ltd., Class A	53,200	48
Foxconn Industrial Internet Co. Ltd., Class A	125,600	437
Fujian Sunner Development Co. Ltd., Class A	20,900	55
Fuyao Glass Industry Group Co. Ltd., Class A	24,792	123
Fuyao Glass Industry Group Co. Ltd., Class H	121,600	505
Ganfeng Lithium Group Co. Ltd., Class A	17,240	145
Ganfeng Lithium Group Co. Ltd., Class H	78,720	515
G-bits Network Technology Xiamen Co. Ltd., Class A	1,300	88
GCL Technology Holdings Ltd.	4,074,000	948
GD Power Development Co. Ltd., Class A*	242,200	128
GDS Holdings Ltd., Class A*	186,380	254
Geely Automobile Holdings Ltd.	1,212,641	1,478
GEM Co. Ltd., Class A	14,400	14
Gemdale Corp., Class A	56,900	56
Genscript Biotech Corp.*	234,000	527
GF Securities Co. Ltd., Class A	77,893	158
GF Securities Co. Ltd., Class H	215,600	298
Giant Network Group Co. Ltd., Class A	20,700	51
GigaDevice Semiconductor, Inc., Class A	8,880	130
Ginlong Technologies Co. Ltd., Class A*	4,450	64
GoerTek, Inc., Class A	41,300	101
GoodWe Technologies Co. Ltd., Class A	1,993	46
Gotion High-tech Co. Ltd., Class A*	24,200	92
Great Wall Motor Co. Ltd., Class A*	34,400	120
Great Wall Motor Co. Ltd., Class H	453,796	523
Gree Electric Appliances, Inc. of Zhuhai, Class A	39,100	197

EQUITY FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.4% (1)continued
China – 28.2%continued
Greenland Holdings Corp. Ltd., Class A*	107,900	$41
Greentown China Holdings Ltd.	192,000	193
Greentown Service Group Co. Ltd.	306,000	147
GRG Banking Equipment Co. Ltd., Class A	9,500	15
Guangdong Haid Group Co. Ltd., Class A	22,400	144
Guangdong HEC Technology Holding Co. Ltd., Class A	48,500	48
Guangdong Investment Ltd.	568,514	491
Guangdong Kinlong Hardware Products Co. Ltd., Class A	3,400	30
Guanghui Energy Co. Ltd., Class A	80,900	77
Guangzhou Automobile Group Co. Ltd., Class A	68,100	98
Guangzhou Automobile Group Co. Ltd., Class H	545,664	326
Guangzhou Baiyun International Airport Co. Ltd., Class A*	21,600	43
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	10,300	45
Guangzhou Great Power Energy & Technology Co. Ltd., Class A*	6,300	42
Guangzhou Haige Communications Group, Inc. Co., Class A	40,500	58
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	7,000	73
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	8,200	76
Guangzhou Tinci Materials Technology Co. Ltd., Class A	22,180	126
Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	37,347	33
Guolian Securities Co. Ltd., Class A	44,000	55
Guosen Securities Co. Ltd., Class A	44,300	53
Guotai Junan Securities Co. Ltd., Class A	71,400	138
Guoyuan Securities Co. Ltd., Class A	39,160	35
H World Group Ltd. ADR*	38,809	1,505
Haidilao International Holding Ltd.	336,000	743
Haier Smart Home Co. Ltd., Class A	89,297	290
Haier Smart Home Co. Ltd., Class H	478,400	1,509
Hainan Airlines Holding Co. Ltd., Class A*	459,200	100
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.4% (1)continued
China – 28.2%continued
Hainan Airport Infrastructure Co. Ltd., Class A*	122,100	$68
Haitian International Holdings Ltd.	104,000	243
Haitong Securities Co. Ltd., Class A	73,900	94
Haitong Securities Co. Ltd., Class H	627,233	385
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	40,800	50
Hangzhou Chang Chuan Technology Co. Ltd., Class A	8,600	56
Hangzhou First Applied Material Co. Ltd., Class A	24,757	127
Hangzhou Lion Electronics Co. Ltd., Class A	10,000	51
Hangzhou Oxygen Plant Group Co. Ltd., Class A	11,900	56
Hangzhou Robam Appliances Co. Ltd., Class A	7,600	27
Hangzhou Silan Microelectronics Co. Ltd., Class A	17,200	72
Hangzhou Tigermed Consulting Co. Ltd., Class A*	6,500	58
Hangzhou Tigermed Consulting Co. Ltd., Class H	25,700	147
Hansoh Pharmaceutical Group Co. Ltd.	252,000	407
Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	10,500	36
Heilongjiang Agriculture Co. Ltd., Class A	30,600	56
Henan Shenhuo Coal & Power Co. Ltd., Class A	34,200	61
Henan Shuanghui Investment & Development Co. Ltd., Class A	48,100	162
Hengan International Group Co. Ltd.	124,398	525
Hengdian Group DMEGC Magnetics Co. Ltd., Class A	23,700	59
Hengli Petrochemical Co. Ltd., Class A*	71,260	141
Hengtong Optic-electric Co. Ltd., Class A	37,800	76
Hengyi Petrochemical Co. Ltd., Class A	57,330	54
Hesteel Co. Ltd., Class A	142,400	44
Hithink RoyalFlush Information Network Co. Ltd., Class A	6,100	148
Hongfa Technology Co. Ltd., Class A	2,880	13
Hoshine Silicon Industry Co. Ltd., Class A	10,900	105
Hoyuan Green Energy Co. Ltd., Class A	4,820	50
Hua Hong Semiconductor Ltd.*	125,000	411

NORTHERN FUNDS QUARTERLY REPORT     19    EQUITY FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.4% (1)continued
China – 28.2%continued
Huadian Power International Corp. Ltd., Class A	84,100	$78
Huadong Medicine Co. Ltd., Class A	22,720	136
Huafon Chemical Co. Ltd., Class A	11,300	11
Huagong Tech Co. Ltd., Class A	10,600	56
Huaibei Mining Holdings Co. Ltd., Class A	38,100	60
Hualan Biological Engineering, Inc., Class A	26,070	80
Huaneng Power International, Inc., Class A*	98,100	125
Huaneng Power International, Inc., Class H*	886,501	555
Huatai Securities Co. Ltd., Class A	76,100	145
Huatai Securities Co. Ltd., Class H	261,000	323
Huaxi Securities Co. Ltd., Class A	44,400	51
Huaxia Bank Co. Ltd., Class A	156,390	117
Huaxin Cement Co. Ltd., Class A	10,700	18
Huayu Automotive Systems Co. Ltd., Class A	42,200	107
Hubei Feilihua Quartz Glass Co. Ltd., Class A	8,400	57
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	13,900	56
Hubei Xingfa Chemicals Group Co. Ltd., Class A	10,600	32
Huizhou Desay Sv Automotive Co. Ltd., Class A	7,900	170
Humanwell Healthcare Group Co. Ltd., Class A	22,400	83
Hunan Changyuan Lico Co. Ltd., Class A	27,015	42
Hunan Valin Steel Co. Ltd., Class A	105,500	69
Hundsun Technologies, Inc., Class A	23,646	145
Hygeia Healthcare Holdings Co. Ltd.	72,400	393
Iflytek Co. Ltd., Class A	31,400	296
Imeik Technology Development Co. Ltd., Class A	2,900	178
Industrial & Commercial Bank of China Ltd., Class A	783,700	521
Industrial & Commercial Bank of China Ltd., Class H	11,388,023	6,078
Industrial Bank Co. Ltd., Class A	245,600	530
Industrial Securities Co. Ltd., Class A	126,400	107
Ingenic Semiconductor Co. Ltd., Class A	4,200	51
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.4% (1)continued
China – 28.2%continued
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A*	580,400	$143
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	29,200	53
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	29,500	17
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	84,300	330
Inner Mongolia Yitai Coal Co. Ltd., Class B	228,400	313
Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	53,900	53
Innovent Biologics, Inc.*	225,500	856
Inspur Electronic Information Industry Co. Ltd., Class A	17,856	119
iQIYI, Inc. ADR*	93,865	501
iRay Technology Co. Ltd., Class A	1,359	53
JA Solar Technology Co. Ltd., Class A	41,916	241
Jafron Biomedical Co. Ltd., Class A	13,500	43
Jason Furniture Hangzhou Co. Ltd., Class A	8,450	44
JCET Group Co. Ltd., Class A	25,900	112
JD Health International, Inc.*	224,200	1,421
JD Logistics, Inc.*	389,700	609
JD.com, Inc., Class A	473,916	8,062
Jiangsu Eastern Shenghong Co. Ltd., Class A	54,800	89
Jiangsu Expressway Co. Ltd., Class H	260,000	240
Jiangsu Hengli Hydraulic Co. Ltd., Class A	16,468	146
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	74,385	490
Jiangsu King's Luck Brewery JSC Ltd., Class A	17,800	130
Jiangsu Pacific Quartz Co. Ltd., Class A	4,900	77
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	19,600	355
Jiangsu Yangnong Chemical Co. Ltd., Class A	4,700	57
Jiangsu Yoke Technology Co. Ltd., Class A	7,700	78
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	8,300	41
Jiangsu Zhongtian Technology Co. Ltd., Class A	40,200	88
Jiangxi Copper Co. Ltd., Class A	33,099	87

EQUITY FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.4% (1)continued
China – 28.2%continued
Jiangxi Copper Co. Ltd., Class H	186,000	$286
Jiangxi Special Electric Motor Co. Ltd., Class A*	26,300	43
Jinduicheng Molybdenum Co. Ltd., Class A	33,100	51
Jinko Solar Co. Ltd., Class A*	74,327	144
JiuGui Liquor Co. Ltd., Class A	3,200	40
Jiumaojiu International Holdings Ltd.	187,000	308
Jizhong Energy Resources Co. Ltd., Class A	54,400	48
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	34,700	61
Joinn Laboratories China Co. Ltd., Class A	5,108	29
Jointown Pharmaceutical Group Co. Ltd., Class A	34,717	50
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	8,400	43
JOYY, Inc. ADR	9,958	306
Juewei Food Co. Ltd., Class A	6,300	32
Juneyao Airlines Co. Ltd., Class A*	25,900	55
Kangmei Pharmaceutical Co. Ltd.(2) *	5,336	—
Kanzhun Ltd. ADR*	36,399	548
KE Holdings, Inc. ADR*	133,054	1,976
Keda Industrial Group Co. Ltd., Class A	29,800	47
Kingboard Holdings Ltd.	142,000	389
Kingdee International Software Group Co. Ltd.*	570,000	765
Kingsoft Corp. Ltd.	192,103	760
Kuaishou Technology*	468,700	3,220
Kuang-Chi Technologies Co. Ltd., Class A	32,000	67
Kunlun Energy Co. Ltd.	793,230	626
Kunlun Tech Co. Ltd., Class A	13,900	77
Kweichow Moutai Co. Ltd., Class A	15,195	3,543
LB Group Co. Ltd., Class A	29,400	67
Lenovo Group Ltd.	1,462,000	1,528
Lens Technology Co. Ltd., Class A	60,300	98
Lepu Medical Technology Beijing Co. Ltd., Class A	17,300	54
Li Auto, Inc., Class A*	227,130	3,969
Li Ning Co. Ltd.	478,500	2,588
Liaoning Port Co. Ltd., Class A	253,500	54
Lingyi iTech Guangdong Co., Class A*	49,900	47
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.4% (1)continued
China – 28.2%continued
Livzon Pharmaceutical Group, Inc., Class A*	10,600	$57
Longfor Group Holdings Ltd.	382,731	937
LONGi Green Energy Technology Co. Ltd., Class A	98,070	387
Lufax Holding Ltd. ADR	145,900	209
Luxi Chemical Group Co. Ltd., Class A	17,200	25
Luxshare Precision Industry Co. Ltd., Class A	92,405	414
Luzhou Laojiao Co. Ltd., Class A	19,000	549
Mango Excellent Media Co. Ltd., Class A	22,070	104
Maxscend Microelectronics Co. Ltd., Class A	6,880	92
Meihua Holdings Group Co. Ltd., Class A	45,200	56
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A*	55,676	55
Meituan, Class B*	1,023,318	16,085
Metallurgical Corp. of China Ltd., Class A	198,300	109
Microport Scientific Corp.*	163,100	297
Ming Yang Smart Energy Group Ltd., Class A	30,600	71
MINISO Group Holding Ltd. ADR	21,001	357
Minth Group Ltd.	160,000	441
Montage Technology Co. Ltd., Class A	13,959	111
Muyuan Foods Co. Ltd., Class A	69,078	401
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	27,175	50
NARI Technology Co. Ltd., Class A	106,107	338
National Silicon Industry Group Co. Ltd., Class A*	27,400	79
NAURA Technology Group Co. Ltd., Class A	6,400	281
NavInfo Co. Ltd., Class A*	33,500	54
NetEase, Inc.	397,975	7,734
New China Life Insurance Co. Ltd., Class A	29,300	149
New China Life Insurance Co. Ltd., Class H	169,852	450
New Hope Liuhe Co. Ltd., Class A*	63,200	102
New Oriental Education & Technology Group, Inc.*	308,720	1,221
Ninestar Corp., Class A	19,800	93

NORTHERN FUNDS QUARTERLY REPORT     21    EQUITY FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.4% (1)continued
China – 28.2%continued
Ningbo Deye Technology Co. Ltd., Class A	4,140	$85
Ningbo Joyson Electronic Corp., Class A	10,600	26
Ningbo Orient Wires & Cables Co. Ltd., Class A	6,900	47
Ningbo Ronbay New Energy Technology Co. Ltd., Class A	7,198	54
Ningbo Shanshan Co. Ltd., Class A	25,600	53
Ningbo Tuopu Group Co. Ltd., Class A*	13,100	146
Ningxia Baofeng Energy Group Co. Ltd., Class A	102,200	178
NIO, Inc. ADR*	276,443	2,679
Nongfu Spring Co. Ltd., Class H	352,400	1,949
North Industries Group Red Arrow Co. Ltd., Class A	21,100	53
Offcn Education Technology Co. Ltd., Class A*	84,800	55
Offshore Oil Engineering Co. Ltd., Class A	50,500	41
Oppein Home Group, Inc., Class A	6,220	82
Orient Securities Co. Ltd., Class A	102,839	138
Ovctek China, Inc., Class A	8,900	37
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A*	82,300	44
PDD Holdings, Inc. ADR*	102,334	7,075
People's Insurance Co. Group of China (The) Ltd., Class A	69,700	56
People's Insurance Co. Group of China (The) Ltd., Class H	1,822,535	662
Perfect World Co. Ltd., Class A	15,050	35
PetroChina Co. Ltd., Class A	269,900	278
PetroChina Co. Ltd., Class H	4,243,438	2,949
Pharmaron Beijing Co. Ltd., Class A	12,750	67
Pharmaron Beijing Co. Ltd., Class H	42,950	133
PICC Property & Casualty Co. Ltd., Class H	1,393,359	1,553
Ping An Bank Co. Ltd., Class A	252,000	391
Ping An Healthcare and Technology Co. Ltd.*	107,500	261
Ping An Insurance Group Co. of China Ltd., Class A	135,635	868
Ping An Insurance Group Co. of China Ltd., Class H	1,275,406	8,172
Pingdingshan Tianan Coal Mining Co. Ltd., Class A	34,900	36
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.4% (1)continued
China – 28.2%continued
Poly Developments and Holdings Group Co. Ltd., Class A	154,200	$277
Pop Mart International Group Ltd.	94,400	211
Porton Pharma Solutions Ltd., Class A	7,700	31
Postal Savings Bank of China Co. Ltd., Class A	329,200	222
Postal Savings Bank of China Co. Ltd., Class H	1,614,000	996
Power Construction Corp. of China Ltd., Class A	231,300	183
Pylon Technologies Co. Ltd., Class A	2,023	55
Qi An Xin Technology Group, Inc., Class A*	7,306	52
Qifu Technology, Inc. ADR	21,867	378
Qinghai Salt Lake Industry Co. Ltd., Class A*	69,700	184
Raytron Technology Co. Ltd., Class A	7,223	45
Risen Energy Co. Ltd., Class A*	15,400	54
Riyue Heavy Industry Co. Ltd., Class A	15,700	41
Rongsheng Petrochemical Co. Ltd., Class A	127,900	205
SAIC Motor Corp. Ltd., Class A	63,693	125
Sailun Group Co. Ltd., Class A	48,300	76
Sanan Optoelectronics Co. Ltd., Class A	54,200	129
Sangfor Technologies, Inc., Class A*	4,400	69
Sany Heavy Equipment International Holdings Co. Ltd.	238,000	312
Sany Heavy Industry Co. Ltd., Class A	107,000	245
Satellite Chemical Co. Ltd., Class A	43,761	90
SDIC Capital Co. Ltd., Class A	96,000	94
SDIC Power Holdings Co. Ltd., Class A	78,900	137
Seazen Holdings Co. Ltd., Class A*	25,694	51
Seres Group Co. Ltd., Class A*	16,300	83
SF Holding Co. Ltd., Class A	63,700	395
SG Micro Corp., Class A	5,850	66
Shaanxi Coal Industry Co. Ltd., Class A	110,700	277
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	32,550	36
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	6,956	20
Shandong Gold Mining Co. Ltd., Class A	45,337	147
Shandong Gold Mining Co. Ltd., Class H	156,500	288

EQUITY FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.4% (1)continued
China – 28.2%continued
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	27,340	$116
Shandong Linglong Tyre Co. Ltd., Class A	17,500	54
Shandong Nanshan Aluminum Co. Ltd., Class A	171,500	71
Shandong Sun Paper Industry JSC Ltd., Class A	32,500	48
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	497,316	652
Shanghai Aiko Solar Energy Co. Ltd., Class A	24,500	104
Shanghai Bairun Investment Holding Group Co. Ltd., Class A*	14,640	73
Shanghai Baosight Software Co. Ltd., Class A	20,400	143
Shanghai Baosight Software Co. Ltd., Class B	131,844	348
Shanghai Construction Group Co. Ltd., Class A	87,900	33
Shanghai Electric Group Co. Ltd., Class A*	161,200	102
Shanghai Electric Power Co. Ltd., Class A	46,300	69
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	25,300	108
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	108,000	289
Shanghai Friendess Electronic Technology Corp. Ltd., Class A	2,163	56
Shanghai Fudan Microelectronics Group Co. Ltd., Class A	6,163	43
Shanghai Fudan Microelectronics Group Co. Ltd., Class H	59,000	146
Shanghai Industrial Urban Development Group Ltd.*	1	—
Shanghai International Airport Co. Ltd., Class A*	17,200	108
Shanghai International Port Group Co. Ltd., Class A	109,600	79
Shanghai Jinjiang International Hotels Co. Ltd., Class A	12,600	73
Shanghai Junshi Biosciences Co. Ltd., Class A*	9,421	50
Shanghai Lingang Holdings Corp. Ltd., Class A	2,580	4
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	220,601	137
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.4% (1)continued
China – 28.2%continued
Shanghai M&G Stationery, Inc., Class A	10,400	$64
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	37,200	115
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	133,747	265
Shanghai Pudong Development Bank Co. Ltd., Class A	340,192	340
Shanghai Putailai New Energy Technology Co. Ltd., Class A	25,752	136
Shanghai RAAS Blood Products Co. Ltd., Class A	94,600	98
Shanghai Rural Commercial Bank Co. Ltd., Class A	113,200	85
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	54,500	51
Shanxi Coal International Energy Group Co. Ltd., Class A	20,300	40
Shanxi Coking Coal Energy Group Co. Ltd., Class A	44,120	55
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	36,200	81
Shanxi Meijin Energy Co. Ltd., Class A	56,000	58
Shanxi Securities Co. Ltd., Class A	64,030	49
Shanxi Taigang Stainless Steel Co. Ltd., Class A	87,300	47
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	15,760	402
Shede Spirits Co. Ltd., Class A	3,500	60
Shenergy Co. Ltd., Class A	41,700	40
Shenghe Resources Holding Co. Ltd., Class A	26,000	46
Shengyi Technology Co. Ltd., Class A	26,300	51
Shennan Circuits Co. Ltd., Class A	7,480	78
Shenwan Hongyuan Group Co. Ltd., Class A	205,700	131
Shenzhen Capchem Technology Co. Ltd., Class A	10,260	73
Shenzhen Dynanonic Co. Ltd., Class A	3,840	58
Shenzhen Energy Group Co. Ltd., Class A	58,255	53
Shenzhen Inovance Technology Co. Ltd., Class A	13,100	116
Shenzhen International Holdings Ltd.	306,274	270
Shenzhen Kaifa Technology Co. Ltd., Class A	16,100	45

NORTHERN FUNDS QUARTERLY REPORT     23    EQUITY FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.4% (1)continued
China – 28.2%continued
Shenzhen Kangtai Biological Products Co. Ltd., Class A*	11,360	$40
Shenzhen Kedali Industry Co. Ltd., Class A	3,500	64
Shenzhen Kstar Science And Technology Co. Ltd., Class A	9,300	51
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	14,300	590
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	9,800	80
Shenzhen Overseas Chinese Town Co. Ltd., Class A*	112,400	68
Shenzhen S.C. New Energy Technology Corp., Class A	5,300	82
Shenzhen S.E.D Industry Co. Ltd., Class A	10,300	47
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	18,000	77
Shenzhen Senior Technology Material Co. Ltd., Class A	17,231	41
Shenzhen Sunlord Electronics Co. Ltd., Class A	13,800	46
Shenzhen Transsion Holdings Co. Ltd., Class A	10,391	211
Shenzhen YUTO Packaging Technology Co. Ltd., Class A	14,500	49
Shenzhou International Group Holdings Ltd.	165,100	1,582
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	18,940	67
Shimao Group Holdings Ltd.(2) *	354,903	152
Sichuan Chuantou Energy Co. Ltd., Class A	56,000	116
Sichuan Hebang Biotechnology Co. Ltd., Class A	135,700	45
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	13,800	56
Sichuan New Energy Power Co. Ltd., Class A*	18,700	37
Sichuan Road and Bridge Group Co. Ltd., Class A	102,900	139
Sichuan Swellfun Co. Ltd., Class A	4,700	38
Sichuan Yahua Industrial Group Co. Ltd., Class A	17,300	42
Sieyuan Electric Co. Ltd., Class A	11,000	71
Silergy Corp.	68,000	850
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.4% (1)continued
China – 28.2%continued
Sinoma International Engineering Co., Class A	22,900	$40
Sinoma Science & Technology Co. Ltd., Class A	26,300	74
Sinomine Resource Group Co. Ltd., Class A	9,800	69
Sinopec Shanghai Petrochemical Co. Ltd., Class A	115,300	50
Sinopharm Group Co. Ltd., Class H	274,714	861
Skshu Paint Co. Ltd., Class A*	9,380	85
Smoore International Holdings Ltd.	388,000	396
Songcheng Performance Development Co. Ltd., Class A	24,100	41
SooChow Securities Co. Ltd., Class A	45,943	44
Southwest Securities Co. Ltd., Class A	103,600	52
Spring Airlines Co. Ltd., Class A*	10,100	80
StarPower Semiconductor Ltd., Class A	1,900	56
Sungrow Power Supply Co. Ltd., Class A	19,200	309
Sunny Optical Technology Group Co. Ltd.	142,525	1,432
Sunresin New Materials Co. Ltd., Class A	4,800	41
Sunwoda Electronic Co. Ltd., Class A	17,800	40
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	25,700	92
Suzhou Maxwell Technologies Co. Ltd., Class A	3,648	85
TAL Education Group ADR*	96,065	573
Tangshan Jidong Cement Co. Ltd., Class A	41,000	42
TBEA Co. Ltd., Class A	51,300	158
TCL Technology Group Corp., Class A*	166,710	91
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	52,750	241
Tencent Holdings Ltd.	1,259,189	53,594
Tencent Music Entertainment Group ADR*	143,378	1,058
Thunder Software Technology Co. Ltd., Class A	6,900	92
Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	12,200	51
Tianma Microelectronics Co. Ltd., Class A*	25,400	32
Tianqi Lithium Corp., Class A	18,800	181
Tianshan Aluminum Group Co. Ltd., Class A	36,700	30

EQUITY FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.4% (1)continued
China – 28.2%continued
Tianshui Huatian Technology Co. Ltd., Class A	27,200	$34
Tibet Summit Resources Co. Ltd., Class A*	13,100	33
Tingyi Cayman Islands Holding Corp.	420,435	653
Titan Wind Energy Suzhou Co. Ltd., Class A	26,600	56
Toly Bread Co. Ltd., Class A	21,638	30
Tongcheng Travel Holdings Ltd.*	261,200	548
TongFu Microelectronics Co. Ltd., Class A	22,400	70
Tongkun Group Co. Ltd., Class A	24,900	46
Tongling Nonferrous Metals Group Co. Ltd., Class A	159,700	64
Tongwei Co. Ltd., Class A	58,300	276
Topchoice Medical Corp., Class A*	4,700	63
Topsports International Holdings Ltd.	398,000	347
TravelSky Technology Ltd., Class H	202,000	344
Trina Solar Co. Ltd., Class A	28,251	166
Trip.com Group Ltd.*	110,873	3,879
Tsingtao Brewery Co. Ltd., Class A	8,300	118
Tsingtao Brewery Co. Ltd., Class H	123,767	1,128
Unigroup Guoxin Microelectronics Co. Ltd., Class A	10,479	135
Uni-President China Holdings Ltd.	278,000	235
Unisplendour Corp. Ltd., Class A	32,948	145
Verisilicon Microelectronics Shanghai Co. Ltd., Class A*	5,183	52
Vipshop Holdings Ltd. ADR*	71,445	1,179
Walvax Biotechnology Co. Ltd., Class A	20,500	75
Wanda Film Holding Co. Ltd., Class A*	31,200	54
Wanhua Chemical Group Co. Ltd., Class A	35,900	434
Want Want China Holdings Ltd.	1,011,870	672
Weibo Corp. ADR	14,790	194
Weichai Power Co. Ltd., Class A	54,600	94
Weichai Power Co. Ltd., Class H	427,812	628
Weihai Guangwei Composites Co. Ltd., Class A	12,640	54
Wens Foodstuffs Group Co. Ltd., Class A	82,200	208
Western Mining Co. Ltd., Class A	37,500	54
Western Securities Co. Ltd., Class A	61,100	54
Western Superconducting Technologies Co. Ltd., Class A	8,653	67
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.4% (1)continued
China – 28.2%continued
Will Semiconductor Co. Ltd. Shanghai, Class A	15,835	$214
Wingtech Technology Co. Ltd., Class A	14,600	99
Wuchan Zhongda Group Co. Ltd., Class A	54,900	37
Wuhan Guide Infrared Co. Ltd., Class A	42,825	46
Wuliangye Yibin Co. Ltd., Class A	46,500	1,050
WUS Printed Circuit Kunshan Co. Ltd., Class A	28,980	84
WuXi AppTec Co. Ltd., Class A	30,692	264
WuXi AppTec Co. Ltd., Class H	75,811	609
Wuxi Autowell Technology Co. Ltd., Class A*	2,208	57
Wuxi Biologics Cayman, Inc.*	769,500	3,708
XCMG Construction Machinery Co. Ltd., Class A	159,500	149
Xiamen C & D, Inc., Class A	40,800	61
Xiamen Faratronic Co. Ltd., Class A	3,200	60
Xiamen Tungsten Co. Ltd., Class A	21,200	56
Xiaomi Corp., Class B*	3,081,600	4,228
Xinjiang Daqo New Energy Co. Ltd., Class A	19,509	109
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	42,100	62
Xinjiang Zhongtai Chemical Co. Ltd., Class A	38,600	34
Xinyi Solar Holdings Ltd.	974,318	1,132
XPeng, Inc., Class A*	208,258	1,380
Xtep International Holdings Ltd.	284,500	292
Yadea Group Holdings Ltd.	262,000	598
Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	7,600	43
Yankuang Energy Group Co. Ltd., Class A	32,300	133
Yankuang Energy Group Co. Ltd., Class H	303,138	870
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	15,500	54
Yealink Network Technology Corp. Ltd., Class A	19,040	92
Yifeng Pharmacy Chain Co. Ltd., Class A	10,858	55
Yihai International Holding Ltd.*	101,000	218
Yihai Kerry Arawana Holdings Co. Ltd., Class A	20,200	111
Yintai Gold Co. Ltd., Class A	38,800	62

NORTHERN FUNDS QUARTERLY REPORT     25    EQUITY FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.4% (1)continued
China – 28.2%continued
YongXing Special Materials Technology Co. Ltd., Class A	5,720	$49
Yonyou Network Technology Co. Ltd., Class A	42,835	121
Youngor Group Co. Ltd., Class A	48,800	42
Youngy Co. Ltd., Class A	3,700	34
YTO Express Group Co. Ltd., Class A	41,800	84
Yuan Longping High-tech Agriculture Co. Ltd., Class A*	20,800	44
Yuexiu Property Co. Ltd.	388,180	451
Yum China Holdings, Inc.	84,280	4,762
Yunda Holding Co. Ltd., Class A	41,450	55
Yunnan Aluminium Co. Ltd., Class A	53,200	93
Yunnan Baiyao Group Co. Ltd., Class A	21,700	157
Yunnan Botanee Bio-Technology Group Co. Ltd., Class A	2,700	33
Yunnan Energy New Material Co. Ltd., Class A*	11,400	151
Yunnan Tin Co. Ltd., Class A	15,600	33
Yunnan Yuntianhua Co. Ltd., Class A	20,000	47
Zai Lab Ltd.*	187,660	518
Zangge Mining Co. Ltd., Class A	18,500	58
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	7,993	317
Zhaojin Mining Industry Co. Ltd., Class H	258,000	326
Zhefu Holding Group Co. Ltd., Class A	87,100	50
Zhejiang Century Huatong Group Co. Ltd., Class A*	110,560	115
Zhejiang China Commodities City Group Co. Ltd., Class A	86,100	101
Zhejiang Chint Electrics Co. Ltd., Class A	28,994	110
Zhejiang Dahua Technology Co. Ltd., Class A	49,000	133
Zhejiang Dingli Machinery Co. Ltd., Class A	8,340	64
Zhejiang Expressway Co. Ltd., Class H	219,294	167
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	23,210	59
Zhejiang Huayou Cobalt Co. Ltd., Class A	20,515	130
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	17,200	168
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	7,700	29
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.4% (1)continued
China – 28.2%continued
Zhejiang Juhua Co. Ltd., Class A	32,100	$61
Zhejiang NHU Co. Ltd., Class A	42,448	90
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	18,600	78
Zhejiang Supcon Technology Co. Ltd., Class A	8,381	73
Zhejiang Supor Co. Ltd., Class A	4,700	32
Zhejiang Weiming Environment Protection Co. Ltd., Class A	19,250	46
Zhejiang Weixing New Building Materials Co. Ltd., Class A	22,500	64
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	3,900	18
Zhejiang Zheneng Electric Power Co. Ltd., Class A*	112,600	79
Zheshang Securities Co. Ltd., Class A	41,500	57
ZhongAn Online P&C Insurance Co. Ltd., Class H*	151,200	413
Zhongji Innolight Co. Ltd., Class A	12,900	264
Zhongjin Gold Corp. Ltd., Class A	45,400	65
Zhongsheng Group Holdings Ltd.	134,000	515
Zhongtai Securities Co. Ltd., Class A	59,500	57
Zhuzhou CRRC Times Electric Co. Ltd., Class A	8,479	49
Zhuzhou CRRC Times Electric Co. Ltd., Class H	102,874	385
Zhuzhou Kibing Group Co. Ltd., Class A*	24,300	29
Zibo Qixiang Tengda Chemical Co. Ltd., Class A*	40,400	35
Zijin Mining Group Co. Ltd., Class A	257,400	406
Zijin Mining Group Co. Ltd., Class H	1,088,162	1,606
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	111,600	104
ZTE Corp., Class A	42,800	268
ZTE Corp., Class H	165,317	664
ZTO Express Cayman, Inc. ADR	85,024	2,132
		400,797
Colombia – 0.1%
Bancolombia S.A.	54,088	402
Interconexion Electrica S.A. ESP	94,263	381
		783
Czech Republic – 0.2%
CEZ A.S.	32,320	1,335

EQUITY FUNDS    26    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.4% (1)continued
Czech Republic – 0.2%continued
Komercni Banka A.S.	16,270	$497
Moneta Money Bank A.S.	74,541	273
		2,105
Egypt – 0.1%
Commercial International Bank Egypt S.A.E.	533,473	881
Eastern Co. S.A.E.	208,647	144
Egyptian Financial Group-Hermes Holding Co.*	171,045	104
		1,129
Greece – 0.4%
Alpha Services and Holdings S.A.*	441,154	723
Eurobank Ergasias Services and Holdings S.A.*	516,113	851
FF Group(2) *	18,664	—
Hellenic Telecommunications Organization S.A.	38,222	655
JUMBO S.A.	22,866	628
Motor Oil Hellas Corinth Refineries S.A.	13,711	347
Mytilineos S.A.	21,571	762
National Bank of Greece S.A.*	109,108	709
OPAP S.A.	37,020	646
Public Power Corp. S.A.*	44,843	512
Terna Energy S.A.	9,754	215
		6,048
Hong Kong – 0.1%
Kingboard Laminates Holdings Ltd.	194,500	183
Nine Dragons Paper Holdings Ltd.*	351,923	217
Orient Overseas International Ltd.	28,000	376
Sino Biopharmaceutical Ltd.	2,060,750	897
Vinda International Holdings Ltd.	78,000	195
		1,868
Hungary – 0.2%
MOL Hungarian Oil & Gas PLC	91,242	798
OTP Bank Nyrt.	47,200	1,677
Richter Gedeon Nyrt.	28,940	714
		3,189
India – 13.9%
ABB India Ltd.	11,290	609
ACC Ltd.*	13,106	290
Adani Enterprises Ltd.	34,527	1,011
Adani Green Energy Ltd.*	63,832	739
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.4% (1)continued
India – 13.9%continued
Adani Ports & Special Economic Zone Ltd.	106,330	$962
Adani Power Ltd.*	164,764	504
Ambuja Cements Ltd.*	127,258	663
Apollo Hospitals Enterprise Ltd.	20,268	1,261
Asian Paints Ltd.	77,254	3,166
AU Small Finance Bank Ltd.	37,408	344
Aurobindo Pharma Ltd.	55,152	490
Avenue Supermarts Ltd.*	32,448	1,541
Axis Bank Ltd.	460,590	5,558
Bajaj Auto Ltd.	13,644	780
Bajaj Finance Ltd.	55,118	4,823
Bajaj Finserv Ltd.	76,898	1,435
Bajaj Holdings & Investment Ltd.	5,368	459
Balkrishna Industries Ltd.	16,558	478
Bandhan Bank Ltd.*	132,767	393
Bank of Baroda	207,868	484
Berger Paints India Ltd.	51,928	429
Bharat Electronics Ltd.	765,157	1,175
Bharat Forge Ltd.	54,832	560
Bharat Petroleum Corp. Ltd.	151,967	675
Bharti Airtel Ltd.	450,380	4,831
Britannia Industries Ltd.	21,725	1,331
CG Power & Industrial Solutions Ltd.	121,960	563
Cholamandalam Investment and Finance Co. Ltd.	82,972	1,155
Cipla Ltd.	105,802	1,310
Coal India Ltd.	321,645	906
Colgate-Palmolive India Ltd.	25,295	521
Container Corp. of India Ltd.	58,847	475
Dabur India Ltd.	126,959	888
Divi's Laboratories Ltd.	23,966	1,047
DLF Ltd.	124,664	747
Dr. Reddy's Laboratories Ltd.	21,767	1,369
Eicher Motors Ltd.	27,453	1,200
GAIL India Ltd.	464,279	595
Godrej Consumer Products Ltd.*	85,880	1,132
Godrej Properties Ltd.*	24,805	475
Grasim Industries Ltd.	54,076	1,145
Havells India Ltd.	51,994	814
HCL Technologies Ltd.	191,269	2,778
HDFC Life Insurance Co. Ltd.	195,008	1,549
Hero MotoCorp Ltd.	22,041	784
Hindalco Industries Ltd.	246,564	1,271

NORTHERN FUNDS QUARTERLY REPORT     27    EQUITY FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.4% (1)continued
India – 13.9%continued
Hindustan Aeronautics Ltd.	16,581	$767
Hindustan Petroleum Corp. Ltd.	113,283	378
Hindustan Unilever Ltd.	166,135	5,425
Housing Development Finance Corp. Ltd.	352,228	12,135
ICICI Bank Ltd.	1,045,795	11,953
ICICI Lombard General Insurance Co. Ltd.	51,266	843
ICICI Prudential Life Insurance Co. Ltd.	76,289	532
Indian Hotels Co. Ltd.	170,675	818
Indian Oil Corp. Ltd.	600,075	669
Indian Railway Catering & Tourism Corp. Ltd.	51,408	398
Indraprastha Gas Ltd.	68,428	396
Info Edge India Ltd.	13,975	764
Infosys Ltd.	671,503	10,884
InterGlobe Aviation Ltd.*	26,833	860
ITC Ltd.	602,379	3,320
Jindal Steel & Power Ltd.	70,110	498
JSW Steel Ltd.	119,861	1,149
Jubilant Foodworks Ltd.	83,890	513
Kotak Mahindra Bank Ltd.	221,086	4,979
Larsen & Toubro Ltd.	138,858	4,187
LTIMindtree Ltd.	17,825	1,133
Lupin Ltd.	43,225	476
Mahindra & Mahindra Ltd.	188,366	3,341
Marico Ltd.	102,479	664
Maruti Suzuki India Ltd.	27,446	3,281
Max Healthcare Institute Ltd.*	156,433	1,144
Mphasis Ltd.	14,831	344
MRF Ltd.	409	505
Muthoot Finance Ltd.	26,044	393
Nestle India Ltd.	6,749	1,886
NTPC Ltd.	876,322	2,023
Oil & Natural Gas Corp. Ltd.	633,541	1,240
Page Industries Ltd.	1,308	602
Petronet LNG Ltd.	160,008	434
PI Industries Ltd.	15,049	720
Pidilite Industries Ltd.	30,751	974
Power Grid Corp. of India Ltd.	699,223	2,175
Reliance Industries Ltd.	615,816	19,201
Samvardhana Motherson International Ltd.	474,585	498
SBI Cards & Payment Services Ltd.	57,047	590
SBI Life Insurance Co. Ltd.	90,807	1,449
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.4% (1)continued
India – 13.9%continued
Shree Cement Ltd.	1,791	$522
Shriram Finance Ltd.	45,246	958
Siemens Ltd.	17,735	815
Sona Blw Precision Forgings Ltd.	82,093	518
SRF Ltd.	31,021	868
State Bank of India	360,590	2,524
Sun Pharmaceutical Industries Ltd.	193,640	2,483
Tata Consultancy Services Ltd.	184,975	7,464
Tata Consumer Products Ltd.	114,787	1,206
Tata Elxsi Ltd.	7,334	679
Tata Motors Ltd.*	335,456	2,439
Tata Power (The) Co. Ltd.	286,005	775
Tata Steel Ltd.	1,469,338	2,011
Tech Mahindra Ltd.	107,812	1,488
Titan Co. Ltd.	71,606	2,665
Torrent Pharmaceuticals Ltd.	20,101	467
Trent Ltd.	36,175	779
Tube Investments of India Ltd.	21,337	826
TVS Motor Co. Ltd.	45,857	743
UltraTech Cement Ltd.	23,181	2,347
United Spirits Ltd.*	57,162	637
UPL Ltd.	101,147	849
Varun Beverages Ltd.	90,908	892
Vedanta Ltd.	146,062	496
Wipro Ltd.	274,463	1,304
Yes Bank Ltd.*	2,453,204	487
Zomato Ltd.*	860,081	789
		198,287
Indonesia – 1.9%
Adaro Energy Indonesia Tbk PT	3,077,220	459
Aneka Tambang Tbk	1,790,200	232
Astra International Tbk PT	4,077,860	1,858
Bank Central Asia Tbk PT	11,197,660	6,903
Bank Mandiri Persero Tbk PT	7,523,020	2,634
Bank Negara Indonesia Persero Tbk PT	1,573,309	964
Bank Rakyat Indonesia Persero Tbk PT	13,779,965	5,009
Barito Pacific Tbk PT	6,043,895	301
Charoen Pokphand Indonesia Tbk PT	1,455,135	512
GoTo Gojek Tokopedia Tbk PT*	167,314,600	1,225
Indah Kiat Pulp & Paper Tbk PT	584,000	332
Indofood CBP Sukses Makmur Tbk PT	499,600	378
Indofood Sukses Makmur Tbk PT	934,171	458
Kalbe Farma Tbk PT	4,166,580	569
Merdeka Copper Gold Tbk PT*	2,510,863	511

EQUITY FUNDS    28    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.4% (1)continued
Indonesia – 1.9%continued
Sarana Menara Nusantara Tbk PT	3,989,100	$282
Semen Indonesia Persero Tbk PT	717,368	291
Sumber Alfaria Trijaya Tbk PT	3,564,100	614
Telkom Indonesia Persero Tbk PT	9,982,162	2,664
Unilever Indonesia Tbk PT	1,625,340	461
United Tractors Tbk PT	293,771	461
Vale Indonesia Tbk PT	514,800	216
		27,334
Kuwait – 0.8%
Agility Public Warehousing Co. K.S.C.*	313,828	639
Boubyan Bank K.S.C.P.	296,586	619
Gulf Bank K.S.C.P.	365,735	316
Kuwait Finance House K.S.C.P.	1,634,072	3,968
Mabanee Co. KPSC	127,351	351
Mobile Telecommunications Co. K.S.C.P.	378,932	640
National Bank of Kuwait S.A.K.P.	1,520,624	4,633
		11,166
Luxembourg – 0.1%
Reinet Investments S.C.A.	29,540	654
Malaysia – 1.3%
AMMB Holdings Bhd.	325,737	253
Axiata Group Bhd.	587,803	334
CELCOMDIGI Bhd.	669,400	590
CIMB Group Holdings Bhd.	1,286,917	1,397
Dialog Group Bhd.	665,544	294
Gamuda Bhd.	365,200	345
Genting Bhd.	416,300	363
Genting Malaysia Bhd.	560,900	296
Hong Leong Bank Bhd.	128,898	524
Hong Leong Financial Group Bhd.	51,728	196
IHH Healthcare Bhd.	427,600	541
Inari Amertron Bhd.	479,100	282
IOI Corp. Bhd.	534,940	428
Kuala Lumpur Kepong Bhd.	92,792	438
Malayan Banking Bhd.	1,094,276	2,024
Malaysia Airports Holdings Bhd.	125,396	185
Maxis Bhd.	503,551	443
MISC Bhd.	242,160	371
MR DIY Group M Bhd.	598,200	204
Nestle Malaysia Bhd.	15,100	424
Petronas Chemicals Group Bhd.	552,300	711
Petronas Dagangan Bhd.	58,700	279
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.4% (1)continued
Malaysia – 1.3%continued
Petronas Gas Bhd.	157,800	$565
PPB Group Bhd.	122,200	413
Press Metal Aluminium Holdings Bhd.	772,800	780
Public Bank Bhd.	2,934,705	2,425
QL Resources Bhd.	236,550	272
RHB Bank Bhd.	322,456	376
Sime Darby Bhd.	586,128	257
Sime Darby Plantation Bhd.	442,365	394
Telekom Malaysia Bhd.	248,786	262
Tenaga Nasional Bhd.	529,650	1,026
Top Glove Corp. Bhd.*	1,078,700	187
		17,879
Mexico – 2.8%
Alfa S.A.B. de C.V., Class A	614,837	381
America Movil S.A.B. de C.V., Class B	6,398,849	6,946
Arca Continental S.A.B. de C.V.	104,941	1,077
Banco del Bajio S.A.	156,700	479
Cemex S.A.B. de C.V., Class CPO*	3,055,852	2,160
Coca-Cola Femsa S.A.B. de C.V.	108,322	905
Fibra Uno Administracion S.A. de C.V.	574,201	838
Fomento Economico Mexicano S.A.B. de C.V., Class UBD	392,843	4,347
Gruma S.A.B. de C.V., Class B	36,890	592
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	75,692	1,362
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	38,891	1,087
Grupo Bimbo S.A.B. de C.V., Class A	267,754	1,438
Grupo Carso S.A.B. de C.V., Class A1	112,406	812
Grupo Financiero Banorte S.A.B. de C.V., Class O	525,504	4,323
Grupo Financiero Inbursa S.A.B. de C.V., Class O*	434,333	1,028
Grupo Mexico S.A.B. de C.V., Class B	627,639	3,018
Grupo Televisa S.A.B., Class CPO	495,314	508
Industrias Penoles S.A.B. de C.V.*	39,929	560
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	314,727	702
Operadora De Sites Mexicanos S.A.B. de C.V., Class A	277,400	263
Orbia Advance Corp. S.A.B. de C.V.	203,680	436
Promotora y Operadora de Infraestructura S.A.B. de C.V.	37,320	375

NORTHERN FUNDS QUARTERLY REPORT     29    EQUITY FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.4% (1)continued
Mexico – 2.8%continued
Southern Copper Corp.	16,907	$1,213
Wal-Mart de Mexico S.A.B. de C.V.	1,058,227	4,197
		39,047
Peru – 0.2%
Cia de Minas Buenaventura S.A.A. ADR	46,041	338
Credicorp Ltd.	13,634	2,013
		2,351
Philippines – 0.6%
Aboitiz Equity Ventures, Inc.	364,039	358
ACEN Corp.*	212,631	21
Ayala Corp.	59,707	677
Ayala Land, Inc.	1,331,460	587
Bank of the Philippine Islands	386,255	763
BDO Unibank, Inc.	475,917	1,187
International Container Terminal Services, Inc.	200,650	740
JG Summit Holdings, Inc.	506,483	409
Jollibee Foods Corp.	95,443	414
Manila Electric Co.	63,420	386
Metropolitan Bank & Trust Co.	386,749	390
PLDT, Inc.	14,985	355
SM Investments Corp.	49,472	830
SM Prime Holdings, Inc.	1,984,313	1,181
Universal Robina Corp.	187,600	468
		8,766
Poland – 0.8%
Allegro.eu S.A.*	96,216	757
Bank Polska Kasa Opieki S.A.	36,644	999
CD Projekt S.A.	14,013	534
Cyfrowy Polsat S.A.	45,645	185
Dino Polska S.A.*	10,275	1,201
KGHM Polska Miedz S.A.	29,104	804
LPP S.A.*	238	821
mBank S.A.*	3,231	323
ORLEN S.A.	116,077	1,840
PGE Polska Grupa Energetyczna S.A.*	194,506	347
Powszechna Kasa Oszczednosci Bank Polski S.A.	174,976	1,557
Powszechny Zaklad Ubezpieczen S.A.	124,535	1,208
Santander Bank Polska S.A.*	7,648	732
		11,308
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.4% (1)continued
Qatar – 0.9%
Barwa Real Estate Co.	346,101	$246
Commercial Bank PSQC (The)	651,011	1,040
Dukhan Bank	359,949	390
Industries Qatar QSC	299,052	928
Masraf Al Rayan QSC	1,168,405	824
Mesaieed Petrochemical Holding Co.	942,905	494
Ooredoo QPSC	156,808	474
Qatar Electricity & Water Co. QSC	94,258	449
Qatar Fuel QSC	128,096	598
Qatar Gas Transport Co. Ltd.	537,409	602
Qatar International Islamic Bank QSC	212,101	584
Qatar Islamic Bank S.A.Q.	331,535	1,613
Qatar National Bank QPSC	929,174	3,942
		12,184
Romania – 0.0%
NEPI Rockcastle N.V.	89,348	524
Russia – 0.0%
Alrosa PJSC(2) (3) *	695,290	—
Gazprom PJSC(2)	3,218,050	—
Gazprom PJSC ADR(2) *	134	—
Inter RAO UES PJSC(2)	10,354,623	—
LUKOIL PJSC(2)	112,883	—
Magnit PJSC(2) *	2,287	—
Magnit PJSC GDR (Registered)(2) *	82,678	—
MMC Norilsk Nickel PJSC (Moscow Exchange)(2) (3) *	17,106	—
Mobile TeleSystems PJSC ADR(2) *	121,420	—
Moscow Exchange MICEX-RTS PJSC(2)	419,576	—
Novatek PJSC GDR (Registered)(2) *	24,702	—
Novolipetsk Steel PJSC(2) *	408,255	—
Ozon Holdings PLC ADR(2) *	13,658	—
PhosAgro PJSC(2) *	224	—
PhosAgro PJSC GDR (Registered)(2) *	34,779	—
Polymetal International PLC(2) *	97,434	—
Polyus PJSC(2) (3) *	9,359	—
Rosneft Oil Co. PJSC(2)	318,005	—
Sberbank of Russia PJSC(2) (3)	2,882,082	—
Sberbank of Russia PJSC (Moscow Exchange)(2) (3)	56,000	—
Severstal PAO(2) (3) *	55,330	—
Severstal PAO GDR (Registered)(2) (3) *	1,839	—
Surgutneftegas PJSC(2)	1,902,467	—
Surgutneftegas PJSC ADR(2) *	4,629	—
Tatneft PJSC(2)	386,254	—

EQUITY FUNDS    30    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.4% (1)continued
Russia – 0.0%continued
TCS Group Holding PLC GDR (Registered)(2) *	32,689	$—
United Co. RUSAL International PJSC(2)	832,063	—
VK Co. Ltd. GDR(2) *	30,900	—
VTB Bank PJSC(2) (3) *	800,566,738	—
VTB Bank PJSC GDR(2) (3) (4) *	11,036	—
VTB Bank PJSC GDR (Registered)(2) (3) *	43,343	—
X5 Retail Group N.V. GDR (Registered)(2) *	32,705	—
Yandex N.V., Class A(2) *	83,223	—
		—
Saudi Arabia – 4.0%
ACWA Power Co.	17,203	765
Advanced Petrochemical Co.	27,419	322
Al Rajhi Bank	395,550	7,736
Alinma Bank	196,528	1,764
Almarai Co. JSC	52,462	850
Arab National Bank	132,815	934
Arabian Internet & Communications Services Co.	4,988	430
Bank AlBilad	97,907	1,011
Bank Al-Jazira	83,166	407
Banque Saudi Fransi	118,280	1,316
Bupa Arabia for Cooperative Insurance Co.	16,014	795
Dallah Healthcare Co.	7,557	338
Dar Al Arkan Real Estate Development Co.*	112,113	459
Dr. Sulaiman Al Habib Medical Services Group Co.	17,518	1,337
Elm Co.	5,025	779
Emaar Economic City*	81,326	203
Etihad Etisalat Co.	74,539	957
Jarir Marketing Co.	125,820	555
Mobile Telecommunications Co. Saudi Arabia	94,314	357
Mouwasat Medical Services Co.	9,698	626
Nahdi Medical Co.	8,423	382
National Industrialization Co.*	69,290	276
Rabigh Refining & Petrochemical Co.*	89,699	275
Riyad Bank	296,710	2,678
SABIC Agri-Nutrients Co.	46,802	1,616
Sahara International Petrochemical Co.	75,100	738
Saudi Arabian Mining Co.*	260,146	2,928
Saudi Arabian Oil Co.	535,288	4,606
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.4% (1)continued
Saudi Arabia – 4.0%continued
Saudi Aramco Base Oil Co.	9,835	$361
Saudi Awwal Bank	202,681	2,065
Saudi Basic Industries Corp.	180,442	4,244
Saudi Electricity Co.	173,211	1,045
Saudi Industrial Investment Group	78,852	558
Saudi Investment Bank (The)	105,025	478
Saudi Kayan Petrochemical Co.*	156,782	578
Saudi National Bank (The)	593,103	5,824
Saudi Research & Media Group*	7,740	391
Saudi Tadawul Group Holding Co.	10,296	517
Saudi Telecom Co.	401,224	4,654
Savola Group (The)	56,517	626
Yanbu National Petrochemical Co.	51,775	655
		57,436
South Africa – 2.9%
Absa Group Ltd.	170,464	1,525
African Rainbow Minerals Ltd.	23,947	254
Anglo American Platinum Ltd.	13,299	601
Aspen Pharmacare Holdings Ltd.	76,097	743
Bid Corp. Ltd.	67,121	1,474
Bidvest Group (The) Ltd.	60,575	842
Capitec Bank Holdings Ltd.	17,560	1,463
Clicks Group Ltd.	49,072	682
Discovery Ltd.*	104,659	809
Exxaro Resources Ltd.	50,790	443
FirstRand Ltd.	1,018,225	3,716
Foschini Group (The) Ltd.	70,395	353
Gold Fields Ltd.	180,659	2,510
Growthpoint Properties Ltd.	666,623	413
Harmony Gold Mining Co. Ltd.	116,509	494
Impala Platinum Holdings Ltd.	172,005	1,151
Kumba Iron Ore Ltd.	13,731	323
Mr Price Group Ltd.	55,803	428
MTN Group Ltd.	341,547	2,513
MultiChoice Group	61,399	311
Naspers Ltd., Class N	39,648	7,186
Nedbank Group Ltd.	92,517	1,123
Northam Platinum Holdings Ltd.*	71,700	479
Old Mutual Ltd.	1,021,489	658
OUTsurance Group Ltd.	190,441	344
Pepkor Holdings Ltd.	389,476	342
Remgro Ltd.	107,913	843
Sanlam Ltd.	357,556	1,111
Sasol Ltd.	114,661	1,424

NORTHERN FUNDS QUARTERLY REPORT     31    EQUITY FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.4% (1)continued
South Africa – 2.9%continued
Shoprite Holdings Ltd.	99,836	$1,197
Sibanye Stillwater Ltd.	566,911	876
Standard Bank Group Ltd.	271,140	2,557
Vodacom Group Ltd.	123,843	772
Woolworths Holdings Ltd.	190,586	722
		40,682
South Korea – 11.1%
Amorepacific Corp.	5,790	429
BGF retail Co. Ltd.	1,588	211
Celltrion Healthcare Co. Ltd.	21,514	1,077
Celltrion Pharm, Inc.*	3,826	223
Celltrion, Inc.	22,144	2,583
CJ CheilJedang Corp.	1,760	361
CJ Corp.	3,234	168
CosmoAM&T Co. Ltd.*	4,632	664
Coway Co. Ltd.	11,921	399
DB Insurance Co. Ltd.	9,259	526
Doosan Bobcat, Inc.	10,668	477
Doosan Enerbility Co. Ltd.*	87,433	1,207
Ecopro B.M. Co. Ltd.	9,882	1,894
E-MART, Inc.	4,432	260
F&F Co. Ltd./New	3,693	337
GS Holdings Corp.	9,915	277
Hana Financial Group, Inc.	59,708	1,787
Hankook Tire & Technology Co. Ltd.	15,889	417
Hanmi Pharm Co. Ltd.	1,480	347
Hanon Systems	39,733	277
Hanwha Aerospace Co. Ltd.	7,090	688
Hanwha Solutions Corp.*	20,724	670
HD Hyundai Co. Ltd.	8,434	385
HD Hyundai Heavy Industries Co. Ltd.*	4,406	443
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.*	8,410	747
HLB, Inc.*	23,355	580
HMM Co. Ltd.	48,655	699
Hotel Shilla Co. Ltd.	6,731	376
HYBE Co. Ltd.*	3,745	803
Hyundai Engineering & Construction Co. Ltd.	16,606	483
Hyundai Glovis Co. Ltd.	3,638	547
Hyundai Mipo Dockyard Co. Ltd.*	4,921	316
Hyundai Mobis Co. Ltd.	12,337	2,187
Hyundai Motor Co.	27,515	4,329
Hyundai Steel Co.	17,329	446
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.4% (1)continued
South Korea – 11.1%continued
Industrial Bank of Korea	55,191	$434
Kakao Corp.	62,822	2,341
Kakao Games Corp.*	7,659	192
KakaoBank Corp.	33,592	610
Kakaopay Corp.*	5,888	211
Kangwon Land, Inc.	20,471	271
KB Financial Group, Inc.	78,495	2,846
Kia Corp.	53,120	3,582
Korea Aerospace Industries Ltd.	15,572	633
Korea Electric Power Corp.*	50,924	797
Korea Investment Holdings Co. Ltd.	9,058	358
Korea Zinc Co. Ltd.	1,578	586
Korean Air Lines Co. Ltd.	37,303	691
Krafton, Inc.*	6,143	913
KT Corp.	12,790	290
KT&G Corp.	20,627	1,299
Kumho Petrochemical Co. Ltd.	3,885	393
L&F Co. Ltd.	4,934	925
LG Chem Ltd.	9,936	5,082
LG Corp.	18,710	1,256
LG Display Co. Ltd.*	48,557	584
LG Electronics, Inc.	21,402	2,071
LG Energy Solution Ltd.*	7,083	2,995
LG H&H Co. Ltd.	1,877	657
LG Innotek Co. Ltd.	3,036	719
LG Uplus Corp.	41,046	335
Lotte Chemical Corp.	4,409	519
Lotte Energy Materials Corp.	4,892	181
Meritz Financial Group, Inc.*	22,255	704
Mirae Asset Securities Co. Ltd.	60,398	332
NAVER Corp.	26,486	3,708
NCSoft Corp.	2,863	646
Netmarble Corp.*	4,122	155
NH Investment & Securities Co. Ltd.	32,897	239
Orion Corp.	5,073	463
Pan Ocean Co. Ltd.	56,968	225
Pearl Abyss Corp.*	6,307	253
POSCO Chemical Co. Ltd.	6,258	1,695
POSCO Holdings, Inc.	14,464	4,292
Posco International Corp.	10,470	319
Samsung Biologics Co. Ltd.*	3,572	2,017
Samsung C&T Corp.	16,658	1,340
Samsung Electro-Mechanics Co. Ltd.	11,135	1,226
Samsung Electronics Co. Ltd.	966,144	53,250

EQUITY FUNDS    32    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.4% (1)continued
South Korea – 11.1%continued
Samsung Engineering Co. Ltd.*	31,242	$675
Samsung Fire & Marine Insurance Co. Ltd.	6,217	1,088
Samsung Heavy Industries Co. Ltd.*	121,412	618
Samsung Life Insurance Co. Ltd.	16,668	853
Samsung SDI Co. Ltd.	11,119	5,689
Samsung SDS Co. Ltd.	7,512	703
Samsung Securities Co. Ltd.	13,653	375
Shinhan Financial Group Co. Ltd.	86,720	2,245
SK Biopharmaceuticals Co. Ltd.*	6,710	413
SK Bioscience Co. Ltd.*	5,017	304
SK Hynix, Inc.	110,410	9,735
SK IE Technology Co. Ltd.*	5,368	398
SK Innovation Co. Ltd.*	11,148	1,341
SK Square Co. Ltd.*	20,553	693
SK, Inc.	7,192	815
SKC Co. Ltd.	3,696	276
S-Oil Corp.	8,775	447
Woori Financial Group, Inc.	109,393	982
Yuhan Corp.	11,548	531
		158,436
Taiwan – 14.8%
Accton Technology Corp.	101,000	1,145
Acer, Inc.	601,800	608
Advantech Co. Ltd.	88,793	1,170
ASE Technology Holding Co. Ltd.	611,928	2,183
Asia Cement Corp.	460,567	658
Asustek Computer, Inc.	141,546	1,438
AUO Corp.	1,313,172	788
Catcher Technology Co. Ltd.	131,111	740
Cathay Financial Holding Co. Ltd.	1,922,002	2,672
Chailease Holding Co. Ltd.	300,790	1,981
Chang Hwa Commercial Bank Ltd.	1,015,621	609
Cheng Shin Rubber Industry Co. Ltd.	363,184	468
China Airlines Ltd.	614,000	519
China Development Financial Holding Corp.	3,245,143	1,294
China Steel Corp.	2,364,156	2,237
Chunghwa Telecom Co. Ltd.	768,493	2,874
Compal Electronics, Inc.	851,759	803
CTBC Financial Holding Co. Ltd.	3,566,878	2,852
Delta Electronics, Inc.	392,343	4,363
E Ink Holdings, Inc.	172,000	1,252
E.Sun Financial Holding Co. Ltd.	2,707,696	2,270
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.4% (1)continued
Taiwan – 14.8%continued
Eclat Textile Co. Ltd.	41,182	$662
eMemory Technology, Inc.	13,000	930
Eva Airways Corp.	549,000	704
Evergreen Marine Corp. Taiwan Ltd.	204,556	618
Far Eastern New Century Corp.	577,789	621
Far EasTone Telecommunications Co. Ltd.	332,345	840
Feng TAY Enterprise Co. Ltd.	93,928	595
First Financial Holding Co. Ltd.	2,141,286	1,906
Formosa Chemicals & Fibre Corp.	701,499	1,514
Formosa Petrochemical Corp.	234,487	636
Formosa Plastics Corp.	765,682	2,111
Fubon Financial Holding Co. Ltd.	1,503,224	2,947
Giant Manufacturing Co. Ltd.	66,857	497
Global Unichip Corp.	18,000	935
Globalwafers Co. Ltd.	43,000	690
Hon Hai Precision Industry Co. Ltd.	2,520,942	9,176
Hotai Motor Co. Ltd.	60,900	1,599
Hua Nan Financial Holdings Co. Ltd.	1,793,210	1,280
Innolux Corp.	1,912,129	942
Inventec Corp.	534,314	743
Largan Precision Co. Ltd.	19,835	1,363
Lite-On Technology Corp.	419,964	1,403
MediaTek, Inc.	307,334	6,822
Mega Financial Holding Co. Ltd.	2,256,956	2,774
Micro-Star International Co. Ltd.	140,000	796
momo.com, Inc.	13,600	302
Nan Ya Plastics Corp.	956,951	2,233
Nan Ya Printed Circuit Board Corp.	49,000	419
Nanya Technology Corp.	264,071	604
Nien Made Enterprise Co. Ltd.	34,000	375
Novatek Microelectronics Corp.	115,850	1,596
Pegatron Corp.	396,594	955
PharmaEssentia Corp.*	50,000	547
Pou Chen Corp.	426,093	432
Powerchip Semiconductor Manufacturing Corp.	630,000	629
President Chain Store Corp.	114,220	1,036
Quanta Computer, Inc.	544,576	2,668
Realtek Semiconductor Corp.	92,457	1,157
Ruentex Development Co. Ltd.	367,983	425
Shanghai Commercial & Savings Bank (The) Ltd.	776,904	1,135
Shin Kong Financial Holding Co. Ltd.*	2,776,907	796

NORTHERN FUNDS QUARTERLY REPORT     33    EQUITY FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.4% (1)continued
Taiwan – 14.8%continued
SinoPac Financial Holdings Co. Ltd.	2,085,579	$1,164
Synnex Technology International Corp.	244,940	457
Taishin Financial Holding Co. Ltd.	2,179,864	1,328
Taiwan Business Bank	1,290,000	593
Taiwan Cement Corp.	1,215,311	1,488
Taiwan Cooperative Financial Holding Co. Ltd.	1,983,500	1,790
Taiwan High Speed Rail Corp.	422,000	436
Taiwan Mobile Co. Ltd.	356,076	1,094
Taiwan Semiconductor Manufacturing Co. Ltd.	4,985,749	92,911
Unimicron Technology Corp.	276,000	1,575
Uni-President Enterprises Corp.	971,150	2,383
United Microelectronics Corp.	2,263,043	3,552
Vanguard International Semiconductor Corp.	192,000	545
Voltronic Power Technology Corp.	13,000	824
Walsin Lihwa Corp.	516,986	685
Wan Hai Lines Ltd.	155,005	296
Win Semiconductors Corp.	72,000	382
Winbond Electronics Corp.	636,000	566
Wistron Corp.	524,000	1,536
Wiwynn Corp.	18,000	826
WPG Holdings Ltd.	304,290	535
Ya Hsin Industrial Co. Ltd.(2) *	121,548	—
Yageo Corp.	63,525	1,008
Yang Ming Marine Transport Corp.	350,000	711
Yuanta Financial Holding Co. Ltd.	2,019,811	1,501
Zhen Ding Technology Holding Ltd.	140,850	477
		210,000
Thailand – 1.8%
Advanced Info Service PCL (Registered)	194,000	1,171
Advanced Info Service PCL NVDR	44,599	270
Airports of Thailand PCL NVDR*	847,400	1,723
Asset World Corp. PCL NVDR	1,691,900	236
B Grimm Power PCL NVDR (Registered)	211,600	208
Bangkok Dusit Medical Services PCL NVDR	2,235,100	1,754
Bangkok Expressway & Metro PCL NVDR (Registered)	1,628,898	393
Banpu PCL NVDR	1,493,700	374
Berli Jucker PCL NVDR	176,400	173
BTS Group Holdings PCL NVDR	1,706,900	359
Bumrungrad Hospital PCL NVDR	118,787	758
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.4% (1)continued
Thailand – 1.8%continued
Carabao Group PCL NVDR	66,200	$123
Central Pattana PCL NVDR	422,000	780
Central Retail Corp. PCL NVDR (Registered)	354,058	390
Charoen Pokphand Foods PCL NVDR	759,057	422
CP ALL PCL (Registered)	905,200	1,596
CP ALL PCL NVDR	262,836	464
CP Axtra PCL NVDR	415,100	414
Delta Electronics Thailand PCL NVDR	629,700	1,639
Electricity Generating PCL NVDR	37,900	140
Energy Absolute PCL NVDR	331,300	533
Global Power Synergy PCL NVDR	152,500	234
Gulf Energy Development PCL NVDR (Registered)	615,950	814
Home Product Center PCL NVDR	1,277,704	506
Indorama Ventures PCL NVDR	360,547	350
Intouch Holdings PCL NVDR	189,700	397
Kasikornbank PCL NVDR	129,200	473
Krung Thai Bank PCL (Registered)	699,750	383
Krung Thai Bank PCL NVDR	80,993	44
Krungthai Card PCL NVDR	185,600	260
Land & Houses PCL NVDR	1,607,700	384
Minor International PCL NVDR	653,830	633
Muangthai Capital PCL NVDR (Registered)	142,000	157
Osotspa PCL NVDR	319,500	268
PTT Exploration & Production PCL (Registered)	242,500	1,026
PTT Exploration & Production PCL NVDR	34,743	147
PTT Global Chemical PCL (Registered)	189,814	199
PTT Global Chemical PCL NVDR	260,776	275
PTT Oil & Retail Business PCL NVDR (Registered)	638,600	383
PTT PCL (Registered)	1,835,000	1,734
PTT PCL NVDR	167,900	159
Ratch Group PCL NVDR	166,300	168
SCB X PCL (Registered)	161,300	485
SCB X PCL NVDR	20,776	63
SCG Packaging PCL NVDR	275,000	290
Siam Cement (The) PCL (Registered)	51,000	463
Siam Cement (The) PCL NVDR	107,698	979
Srisawad Corp. PCL NVDR	135,100	181
Thai Oil PCL (Registered)	106,110	132

EQUITY FUNDS    34    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.4% (1)continued
Thailand – 1.8%continued
Thai Oil PCL NVDR	142,908	$179
True Corp. PCL NVDR (Registered)	2,069,223	383
		26,069
Turkey – 0.5%
Akbank T.A.S.	668,255	522
Anadolu Efes Biracilik Ve Malt Sanayii A.S.(5)	1	—
Aselsan Elektronik Sanayi Ve Ticaret A.S.	146,782	309
BIM Birlesik Magazalar A.S.	88,934	584
Eregli Demir ve Celik Fabrikalari T.A.S.*	299,156	427
Ford Otomotiv Sanayi A.S.	12,965	377
Haci Omer Sabanci Holding A.S.	205,413	365
Hektas Ticaret T.A.S.*	253,362	297
Is Gayrimenkul Yatirim Ortakligi A.S.*	1	—
KOC Holding A.S.	143,994	577
Koza Altin Isletmeleri A.S.	211,000	202
Pegasus Hava Tasimaciligi A.S.*	10,277	245
Sasa Polyester Sanayi A.S.*	228,322	497
Tofas Turk Otomobil Fabrikasi A.S.	22,948	224
Turk Hava Yollari A.O.*	114,895	862
Turkcell Iletisim Hizmetleri A.S.	259,837	363
Turkiye Is Bankasi A.S., Class C	750,777	408
Turkiye Petrol Rafinerileri A.S.	201,338	617
Turkiye Sise ve Cam Fabrikalari A.S.	259,698	446
Yapi ve Kredi Bankasi A.S.	669,056	336
		7,658
United Arab Emirates – 1.2%
Abu Dhabi Commercial Bank PJSC	589,929	1,302
Abu Dhabi Islamic Bank PJSC	292,275	848
Abu Dhabi National Oil Co. for Distribution PJSC	652,781	694
Aldar Properties PJSC	768,833	1,067
Americana Restaurants International PLC	502,748	578
Dubai Islamic Bank PJSC	581,099	870
Emaar Properties PJSC	1,328,031	2,331
Emirates NBD Bank PJSC	382,576	1,543
Emirates Telecommunications Group Co. PJSC	702,462	4,291
First Abu Dhabi Bank PJSC	892,970	3,331
Multiply Group PJSC*	789,031	681
		17,536
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.4% (1)continued
United Kingdom – 0.0%
Pepco Group N.V.*	33,446	$303
United States – 0.1%
JBS S/A	154,536	565
Legend Biotech Corp. ADR*	11,625	803
Parade Technologies Ltd.	15,000	523
		1,891
Total Common Stocks
(Cost $982,277)		1,327,766

PREFERRED STOCKS – 2.2% (1)
Brazil – 1.4%
Banco Bradesco S.A.*	1,070,494	3,693
Centrais Eletricas Brasileiras S.A., Class B, 3.36%(6)	53,041	494
Cia Energetica de Minas Gerais, 0.44%(6)	298,209	800
Gerdau S.A., 3.04%(6)	231,639	1,212
Itau Unibanco Holding S.A.*	981,098	5,819
Itausa S.A.*	1,028,591	2,069
Petroleo Brasileiro S.A., 12.82%(6)	964,861	5,953
		20,040
Chile – 0.2%
Sociedad Quimica y Minera de Chile S.A., Class B, 1.08%(6)	28,747	2,094
Colombia – 0.0%
Bancolombia S.A., 12.63%(6)	94,493	634
Russia – 0.0%
Surgutneftegas PJSC, 1.91%(2) (6)	1,903,637	—
South Korea – 0.6%
Hyundai Motor Co., 6.48%(6)	5,082	421
Hyundai Motor Co. (2nd Preferred), 6.47%(6)	7,327	612
LG Chem Ltd., 2.86%(6)	1,654	445
Samsung Electronics Co. Ltd., 2.43%(6)	166,770	7,569
		9,047
Total Preferred Stocks
(Cost $22,876)		31,815

INVESTMENT COMPANIES – 4.0%
iShares Core MSCI Emerging Markets ETF	12,000	591

NORTHERN FUNDS QUARTERLY REPORT     35    EQUITY FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 4.0% continued
iShares MSCI Emerging Markets ETF	210,000	$8,308
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.91%(7) (8)	47,890,871	47,891
Total Investment Companies
(Cost $56,563)		56,790

Total Investments – 99.6%
(Cost $1,061,716)		1,416,371
Other Assets less Liabilities – 0.4%		5,453
Net Assets – 100.0%		$1,421,824

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(3)	Restricted security that has been deemed illiquid. At June 30, 2023, the value of these restricted illiquid securities amounted to $0 or 0.0% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Alrosa PJSC	5/30/14-8/20/20	$775
MMC Norilsk Nickel PJSC (Moscow Exchange)	2/26/10-6/17/21	3,018
Polyus PJSC	11/30/17-3/25/21	1,046
Sberbank of Russia PJSC	5/7/09-6/17/21	5,525
Sberbank of Russia PJSC (Moscow Exchange)	3/7/07-8/29/08	193
Severstal PAO	2/26/10-3/25/21	815
Severstal PAO GDR (Registered)	7/30/09	12
VTB Bank PJSC	4/21/16-8/20/20	818
VTB Bank PJSC GDR	5/11/07-10/28/09	80
VTB Bank PJSC GDR (Registered)	4/2/09-7/30/09	91

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(5)	Value rounds to less than one thousand.
(6)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day current yield as of June 30, 2023 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

CPO – Certificado de Participación Ordinario

ETF – Exchange-Traded Fund

GDR – Global Depositary Receipt

MSCI – Morgan Stanley Capital International

N.V. – Naamloze Vennootschap (Dutch: Limited Liability Company)

NVDR – Non-Voting Depositary Receipt

PLC – Public Limited Company

S.A. – Société Anonyme (French: Public Limited Company)
Percentages shown are based on Net Assets.

EQUITY FUNDS    36    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
At June 30, 2023, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
BNP	Taiwan Dollar	41,449	United States Dollar	1,366	9/20/23	$32
Goldman Sachs	Hong Kong Dollar	4,254	United States Dollar	544	9/20/23	1
Morgan Stanley	Hong Kong Dollar	12,285	United States Dollar	1,573	9/20/23	2
Toronto-Dominion Bank	Korean Won	2,577,400	United States Dollar	2,042	9/20/23	77
Toronto-Dominion Bank	South African Rand	1,583	United States Dollar	86	9/20/23	2
Subtotal Appreciation						114
Citibank	Brazilian Real	4,562	United States Dollar	924	9/20/23	(15)
Goldman Sachs	Brazilian Real	2,402	United States Dollar	494	9/20/23	—*
JPMorgan Chase	Indian Rupee	24,953	United States Dollar	302	9/20/23	(1)
Subtotal Depreciation						(16)
Total						$98

*	Amount rounds to less than one thousand.
At June 30, 2023, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
MSCI Emerging Markets Index (United States Dollar)	1,192	$59,475	Long	9/23	$(806)
At June 30, 2023, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF NET ASSETS
Hong Kong Dollar	21.7%
Taiwan Dollar	14.9
Indian Rupee	14.0
Korean Won	11.8
United States Dollar	6.2
Brazilian Real	5.3
All other currencies less than 5%	25.7
Total Investments	99.6
Other Assets less Liabilities	0.4
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2023 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2023:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Brazil	$55,134	$—	$—	$55,134
Chile	5,412	—	—	5,412
China	26,753	373,892	152	400,797
Colombia	783	—	—	783
Egypt	248	881	—	1,129
Mexico	39,047	—	—	39,047
Peru	2,351	—	—	2,351
United States	1,368	523	—	1,891
All Other Countries(1)	—	821,222	—	821,222
Total Common Stocks	131,096	1,196,518	152	1,327,766
Preferred Stocks:
South Korea	—	9,047	—	9,047
All Other Countries(1)	22,768	—	—	22,768
Total Preferred Stocks	22,768	9,047	—	31,815
Investment Companies	56,790	—	—	56,790
Total Investments	$210,654	$1,205,565	$152	$1,416,371
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$114	$—	$114
Liabilities
Forward Foreign Currency Exchange Contracts	—	(16)	—	(16)
Futures Contracts	(806)	—	—	(806)
Total Other Financial Instruments	$(806)	$98	$—	$(708)

(1)	Classifications as defined in the Schedule of Investments.

NORTHERN FUNDS QUARTERLY REPORT     37    EQUITY FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued	June 30, 2023 (UNAUDITED)
Transactions in  affiliated investments for the three months ended June 30, 2023, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$47,001	$106,930	$106,040	$423	$47,891	$47,890,871
EQUITY FUNDS    38    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
GLOBAL REAL ESTATE INDEX FUND	June 30, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.7% (1)
Australia – 4.4%
Abacus Property Group	244,463	$440
Arena REIT	203,412	512
BWP Trust	271,281	657
Centuria Industrial REIT	295,770	612
Centuria Office REIT	229,252	210
Charter Hall Long Wale REIT	357,000	956
Charter Hall Retail REIT	285,786	688
Charter Hall Social Infrastructure REIT	180,758	356
Dexus	601,429	3,130
Dexus Industria REIT	128,147	221
Goodman Group	948,908	12,711
GPT Group (The)	1,074,787	2,970
Growthpoint Properties Australia Ltd.	167,963	313
HomeCo Daily Needs REIT	856,504	674
Ingenia Communities Group	190,021	504
Lifestyle Communities Ltd.	51,829	546
Mirvac Group	2,209,933	3,341
National Storage REIT	682,732	1,069
Region RE Ltd.	630,813	955
Scentre Group	2,913,949	5,147
Stockland	1,337,781	3,608
Vicinity Ltd.	2,174,052	2,673
Waypoint REIT Ltd.	372,311	644
		42,937
Austria – 0.1%
CA Immobilien Anlagen A.G.	23,246	674
IMMOFINANZ A.G.*	19,853	368
		1,042
Belgium – 0.8%
Aedifica S.A.	25,888	1,659
Cofinimmo S.A.	18,081	1,358
Immobel S.A.	2,619	100
Intervest Offices & Warehouses N.V.	15,160	229
Montea N.V.	7,630	588
Retail Estates N.V.	5,741	371
Shurgard Self Storage Ltd.	14,993	685
Warehouses De Pauw - C.V.A.	91,055	2,498
Xior Student Housing N.V.	15,436	460
		7,948
Brazil – 0.3%
Aliansce Sonae Shopping Centers S.A.	254,459	1,311
Iguatemi S.A.	120,900	566
JHSF Participacoes S.A.	200,963	214
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.7% (1)continued
Brazil – 0.3%continued
LOG Commercial Properties e Participacoes S.A.	30,200	$147
Multiplan Empreendimentos Imobiliarios S.A.*	163,372	947
		3,185
Canada – 1.4%
Allied Properties Real Estate Investment Trust	35,057	575
Artis Real Estate Investment Trust	32,666	178
Boardwalk Real Estate Investment Trust	12,449	584
BSR Real Estate Investment Trust	19,288	249
Canadian Apartment Properties REIT	46,102	1,770
Choice Properties Real Estate Investment Trust	87,132	893
Crombie Real Estate Investment Trust	28,281	292
CT Real Estate Investment Trust	29,047	331
Dream Industrial Real Estate Investment Trust	70,347	749
Dream Office Real Estate Investment Trust	6,828	67
First Capital Real Estate Investment Trust	59,848	660
Granite Real Estate Investment Trust	17,899	1,059
H&R Real Estate Investment Trust	71,072	550
InterRent Real Estate Investment Trust	37,739	365
Killam Apartment Real Estate Investment Trust	30,874	412
Minto Apartment Real Estate Investment Trust	10,902	124
Morguard North American Residential Real Estate Investment Trust	13,056	166
Nexus Industrial REIT	17,801	114
NorthWest Healthcare Properties Real Estate Investment Trust	65,543	311
Primaris Real Estate Investment Trust	26,958	274
RioCan Real Estate Investment Trust	84,014	1,223
Slate Grocery REIT, Class U	17,305	170
SmartCentres Real Estate Investment Trust	42,447	778
StorageVault Canada, Inc.	135,058	596
Tricon Residential, Inc.	142,465	1,256
		13,746
Chile – 0.1%
Parque Arauco S.A.	348,898	561
Plaza S.A.	207,684	321
		882

NORTHERN FUNDS QUARTERLY REPORT     39    EQUITY FUNDS

Schedule of Investments
GLOBAL REAL ESTATE INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.7% (1)continued
China – 3.0%
Agile Group Holdings Ltd.*	1,031,226	$164
C&D International Investment Group Ltd.	354,744	808
China Aoyuan Group Ltd.(2) *	767,000	71
China Evergrande Group(2) *	2,512,000	—
China Jinmao Holdings Group Ltd.	3,560,000	525
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	263,100	472
China Overseas Grand Oceans Group Ltd.	1,007,500	474
China Overseas Land & Investment Ltd.	2,153,542	4,707
China Resources Land Ltd.	1,794,155	7,641
China SCE Group Holdings Ltd.	1,103,000	69
China South City Holdings Ltd.*	3,132,000	196
China Vanke Co. Ltd., Class A	312,940	605
China Vanke Co. Ltd., Class H	1,262,141	1,701
CIFI Holdings Group Co. Ltd.(2) *	2,512,632	226
Country Garden Holdings Co. Ltd.*	6,916,672	1,413
Gemdale Corp., Class A	163,300	162
Gemdale Properties & Investment Corp. Ltd.	3,134,000	183
Greentown China Holdings Ltd.	603,000	605
Guangzhou R&F Properties Co. Ltd., Class H*	927,802	148
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	102,100	124
Hopson Development Holdings Ltd.*	580,794	413
KWG Group Holdings Ltd.*	1,156,094	148
Longfor Group Holdings Ltd.	1,074,500	2,632
Midea Real Estate Holding Ltd.	149,000	134
Poly Developments and Holdings Group Co. Ltd., Class A	420,100	754
Poly Property Group Co. Ltd.	1,154,000	258
Powerlong Real Estate Holdings Ltd.*	681,000	81
Radiance Holdings Group Co. Ltd.*	508,000	243
Redco Properties Group Ltd.(2) *	468,000	77
Seazen Group Ltd.*	1,361,904	267
Seazen Holdings Co. Ltd., Class A*	77,900	155
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B	142,216	138
Shanghai Lingang Holdings Corp. Ltd., Class A	76,200	125
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	612,951	382
Shenzhen Investment Ltd.	1,551,191	278
Shimao Group Holdings Ltd.(2) *	817,369	350
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.7% (1)continued
China – 3.0%continued
Shui On Land Ltd.	1,861,277	$212
Sino-Ocean Group Holding Ltd.*	1,672,000	94
SOHO China Ltd.*	1,142,256	171
Yanlord Land Group Ltd.*	355,700	202
Yuexiu Property Co. Ltd.	1,008,674	1,172
		28,580
Egypt – 0.0%
Heliopolis Housing	248,106	92
Talaat Moustafa Group	492,541	143
		235
Finland – 0.1%
Citycon OYJ*	45,854	291
Kojamo OYJ	67,925	639
		930
France – 1.3%
Altarea S.C.A.	2,231	247
Carmila S.A.*	35,448	551
Covivio S.A./France	27,247	1,289
Gecina S.A.	25,951	2,764
ICADE	19,026	794
Klepierre S.A.	120,704	2,995
Mercialys S.A.	42,159	381
Nexity S.A.	23,241	470
Unibail-Rodamco-Westfield*	66,050	3,491
		12,982
Germany – 1.4%
Aroundtown S.A.*	465,423	537
Deutsche EuroShop A.G.	7,650	175
DIC Asset A.G.	25,512	142
Grand City Properties S.A.*	43,553	342
Hamborner REIT A.G.	40,802	284
Instone Real Estate Group S.E.	15,648	94
LEG Immobilien S.E.*	41,638	2,391
Sirius Real Estate Ltd.	633,291	687
TAG Immobilien A.G.*	91,765	867
VIB Vermoegen A.G.	4,594	69
Vonovia S.E.	402,125	7,851
		13,439
Greece – 0.0%
LAMDA Development S.A.*	40,165	296

EQUITY FUNDS    40    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.7% (1)continued
Guernsey – 0.0%
Balanced Commercial Property Trust Ltd.	397,624	$335
Hong Kong – 4.5%
Champion REIT	1,156,846	420
Chinese Estates Holdings Ltd.*	260,000	78
CK Asset Holdings Ltd.	1,106,500	6,141
Cosmopolitan International Holdings Ltd.*	702,000	130
Far East Consortium International Ltd.	736,506	175
Fortune Real Estate Investment Trust	832,000	599
Hang Lung Group Ltd.	465,000	707
Hang Lung Properties Ltd.	992,452	1,532
Henderson Land Development Co. Ltd.	816,555	2,435
Hongkong Land Holdings Ltd.	622,018	2,430
Hysan Development Co. Ltd.	340,045	831
K Wah International Holdings Ltd.	674,802	216
Kerry Properties Ltd.	320,099	664
Link REIT	1,416,326	7,885
Prosperity REIT	752,000	169
Shun Tak Holdings Ltd.*	630,000	99
Sino Land Co. Ltd.	2,062,745	2,537
Sun Hung Kai Properties Ltd.	809,425	10,209
Sunlight Real Estate Investment Trust	559,000	206
Swire Properties Ltd.	643,800	1,587
Wharf Real Estate Investment Co. Ltd.	938,317	4,696
Yuexiu Real Estate Investment Trust	1,391,478	298
		44,044
India – 0.9%
Brigade Enterprises Ltd.	64,554	452
Brookfield India Real Estate Trust	64,237	209
DLF Ltd.	348,818	2,091
Embassy Office Parks REIT	287,450	1,020
Godrej Properties Ltd.*	69,602	1,333
Indiabulls Real Estate Ltd.*	264,551	195
Mahindra Lifespace Developers Ltd.	45,500	259
Mindspace Business Parks REIT	130,705	492
NESCO Ltd.	10,038	77
Oberoi Realty Ltd.	69,921	840
Phoenix Mills (The) Ltd.	56,353	1,073
Prestige Estates Projects Ltd.	77,902	547
Sunteck Realty Ltd.	22,794	78
		8,666
Indonesia – 0.1%
Ciputra Development Tbk PT	5,531,536	390
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.7% (1)continued
Indonesia – 0.1%continued
Lippo Karawaci Tbk PT*	17,425,210	$109
Pakuwon Jati Tbk PT	9,567,540	313
Rimo International Lestari Tbk PT(2) *	42,545,100	—
Summarecon Agung Tbk PT	5,574,496	245
		1,057
Ireland – 0.0%
Irish Residential Properties REIT PLC	264,105	275
Israel – 0.7%
AFI Properties Ltd.*	3,029	113
Africa Israel Residences Ltd.	3,169	153
Amot Investments Ltd.	129,626	683
Azrieli Group Ltd.	23,376	1,321
Blue Square Real Estate Ltd.	2,832	164
Electra Real Estate Ltd.	13,026	149
Israel Canada T.R Ltd.	73,144	169
Isras Investment Co. Ltd.	1,223	226
Mega Or Holdings Ltd.	12,566	261
Melisron Ltd.	14,407	934
Mivne Real Estate KD Ltd.	353,515	866
Prashkovsky Investments and Construction Ltd.	4,581	112
Property & Building Corp. Ltd.*	1,473	64
REIT 1 Ltd.	107,944	475
Sella Capital Real Estate Ltd.	123,208	247
Summit Real Estate Holdings Ltd.	22,951	295
YH Dimri Construction & Development Ltd.	4,381	272
		6,504
Italy – 0.0%
Cromwell European Real Estate Investment Trust	197,871	337
Japan – 9.5%
Activia Properties, Inc.	380	1,063
Advance Logistics Investment Corp.	343	319
Advance Residence Investment Corp.	740	1,766
Aeon Mall Co. Ltd.	56,566	733
AEON REIT Investment Corp.	972	1,048
Comforia Residential REIT, Inc.	368	881
CRE Logistics REIT, Inc.	347	429
Daiwa House Industry Co. Ltd.	334,000	8,827
Daiwa House REIT Investment Corp.	1,244	2,388
Daiwa Office Investment Corp.	158	687
Daiwa Securities Living Investments Corp.	1,049	833

NORTHERN FUNDS QUARTERLY REPORT     41    EQUITY FUNDS

Schedule of Investments
GLOBAL REAL ESTATE INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.7% (1)continued
Japan – 9.5%continued
Frontier Real Estate Investment Corp.	271	$880
Fukuoka REIT Corp.	353	407
Global One Real Estate Investment Corp.	562	445
GLP J-REIT	2,499	2,464
Goldcrest Co. Ltd.	8,800	110
Hankyu Hanshin REIT, Inc.	357	359
Heiwa Real Estate Co. Ltd.	16,000	423
Heiwa Real Estate REIT, Inc.	557	565
Hoshino Resorts REIT, Inc.	138	592
Hulic Co. Ltd.	213,240	1,830
Hulic REIT, Inc.	717	801
Ichigo Office REIT Investment Corp.	620	384
Ichigo, Inc.	138,500	266
Industrial & Infrastructure Fund Investment Corp.	1,205	1,270
Invincible Investment Corp.	3,304	1,314
Japan Excellent, Inc.	650	565
Japan Hotel REIT Investment Corp.	2,472	1,263
Japan Logistics Fund, Inc.	488	1,059
Japan Metropolitan Fund Invest	3,926	2,622
Japan Prime Realty Investment Corp.	466	1,127
Japan Real Estate Investment Corp.	719	2,736
Katitas Co. Ltd.	28,800	496
Keihanshin Building Co. Ltd.	17,300	139
Kenedix Office Investment Corp.	466	1,121
Kenedix Residential Next Investment Corp.	565	918
Kenedix Retail REIT Corp.	330	666
LaSalle Logiport REIT	1,013	1,063
Leopalace21 Corp.*	93,300	174
Mirai Corp.	992	318
Mitsubishi Estate Co. Ltd.	630,380	7,519
Mitsubishi Estate Logistics REIT Investment Corp.	275	789
Mitsui Fudosan Co. Ltd.	504,062	10,057
Mitsui Fudosan Logistics Park, Inc.	304	1,056
Mori Hills REIT Investment Corp.	844	864
Mori Trust REIT, Inc.	1,376	688
Nippon Accommodations Fund, Inc.	281	1,266
Nippon Building Fund, Inc.	860	3,383
Nippon Prologis REIT, Inc.	1,240	2,488
NIPPON REIT Investment Corp.	247	586
Nomura Real Estate Holdings, Inc.	62,400	1,484
Nomura Real Estate Master Fund, Inc.	2,399	2,767
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.7% (1)continued
Japan – 9.5%continued
NTT UD REIT Investment Corp.	770	$720
One REIT, Inc.	130	225
Orix JREIT, Inc.	1,462	1,799
SAMTY Co. Ltd.	13,400	209
Samty Residential Investment Corp.	245	203
Sekisui House REIT, Inc.	2,361	1,374
SOSiLA Logistics REIT, Inc.	366	332
Star Asia Investment Corp.	995	410
Starts Proceed Investment Corp.	130	210
Sumitomo Realty & Development Co. Ltd.	159,225	3,946
Sun Frontier Fudousan Co. Ltd.	14,800	147
Takara Leben Real Estate Investment Corp.	375	251
TKP Corp.*	10,400	199
TOC Co. Ltd.	19,100	84
Tokyo Tatemono Co. Ltd.	107,200	1,383
Tokyu REIT, Inc.	484	646
Tosei Corp.	16,100	196
United Urban Investment Corp.	1,672	1,689
		92,321
Kuwait – 0.2%
Commercial Real Estate Co. K.S.C.	811,647	275
Mabanee Co. KPSC	372,888	1,026
National Real Estate Co. KPSC*	617,449	182
Salhia Real Estate Co. K.S.C.P.	233,405	391
		1,874
Malaysia – 0.2%
Axis Real Estate Investment Trust	919,700	361
IOI Properties Group Bhd.	778,800	179
Matrix Concepts Holdings Bhd.	556,100	168
Sime Darby Property Bhd.	1,306,100	130
SP Setia Bhd. Group	897,869	105
Sunway Real Estate Investment Trust	983,000	329
Tropicana Corp. Bhd.*	394,100	113
		1,385
Mexico – 0.7%
Concentradora Fibra Danhos S.A. de C.V.	177,553	223
Corp. Inmobiliaria Vesta S.A.B. de C.V.	378,500	1,228
FIBRA Macquarie Mexico	428,420	759
Fibra Uno Administracion S.A. de C.V.	1,614,433	2,357

EQUITY FUNDS    42    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.7% (1)continued
Mexico – 0.7%continued
Prologis Property Mexico S.A. de C.V.	390,814	$1,447
TF Administradora Industrial S de RL de C.V.	437,400	835
		6,849
Netherlands – 0.1%
Eurocommercial Properties N.V.	24,055	558
NSI N.V.	10,626	237
Vastned Retail N.V.	6,166	132
Wereldhave N.V.	17,629	269
		1,196
New Zealand – 0.1%
Goodman Property Trust	610,943	831
Kiwi Property Group Ltd.	824,925	462
		1,293
Norway – 0.1%
Entra ASA	41,702	378
Philippines – 0.7%
AREIT, Inc.	441,100	277
Ayala Land, Inc.	3,819,081	1,683
Megaworld Corp.	5,864,001	212
MREIT, Inc.	560,500	148
RL Commercial REIT, Inc.	2,045,400	216
Robinsons Land Corp.	1,194,896	310
SM Prime Holdings, Inc.	5,648,653	3,362
		6,208
Qatar – 0.1%
Barwa Real Estate Co.	1,173,054	836
United Development Co. QSC	944,423	294
		1,130
Romania – 0.2%
NEPI Rockcastle N.V.	268,759	1,576
Russia – 0.0%
LSR Group PJSC(2) *	30,351	—
Saudi Arabia – 0.3%
Arriyadh Development Co.	45,456	245
Dar Al Arkan Real Estate Development Co.*	291,450	1,192
Emaar Economic City*	224,250	560
Jadwa REIT Saudi Fund	97,268	347
Retal Urban Development Co.	69,558	211
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.7% (1)continued
Saudi Arabia – 0.3%continued
Riyad REIT Fund	77,756	$186
Saudi Real Estate Co.*	83,604	312
		3,053
Singapore – 3.0%
AIMS APAC REIT	346,182	318
CapitaLand Ascendas REIT	1,877,434	3,787
CapitaLand Ascott Trust	1,234,714	989
CapitaLand China Trust	670,027	506
CapitaLand India Trust	480,300	405
CapitaLand Integrated Commercial Trust	2,993,614	4,234
CDL Hospitality Trusts	504,753	456
City Developments Ltd.	284,200	1,417
Digital Core REIT Management Pte Ltd.	430,100	205
ESR-LOGOS REIT	3,566,974	884
Far East Hospitality Trust	562,203	262
Frasers Centrepoint Trust	562,009	912
Frasers Hospitality Trust	431,800	150
Frasers Logistics & Commercial Trust	1,634,546	1,514
Hong Fok Corp. Ltd.	164,700	121
Keppel DC REIT	764,234	1,220
Keppel Pacific Oak U.S. REIT	498,700	157
Keppel REIT	1,137,320	757
Lendlease Global Commercial REIT	953,066	466
Manulife U.S. Real Estate Investment Trust	929,403	161
Mapletree Industrial Trust	1,157,832	1,894
Mapletree Logistics Trust	1,943,291	2,333
Mapletree Pan Asia Commercial Trust	1,340,261	1,608
OUE Commercial Real Estate Investment Trust	1,197,500	292
Parkway Life Real Estate Investment Trust	228,200	659
Sasseur Real Estate Investment Trust	299,700	156
SPH REIT	651,900	461
Starhill Global REIT	871,690	332
Suntec Real Estate Investment Trust	1,162,691	1,110
UOL Group Ltd.	253,397	1,207
		28,973
South Africa – 0.4%
Equites Property Fund Ltd.	436,589	268
Fortress Real Estate Investments Ltd.*	640,694	438
Fortress Real Estate Investments Ltd., Class B*	453,630	122

NORTHERN FUNDS QUARTERLY REPORT     43    EQUITY FUNDS

Schedule of Investments
GLOBAL REAL ESTATE INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.7% (1)continued
South Africa – 0.4%continued
Growthpoint Properties Ltd.	1,940,698	$1,203
Hyprop Investments Ltd.	210,510	344
Investec Property Fund Ltd.	338,251	133
Redefine Properties Ltd.	3,729,870	652
Resilient REIT Ltd.	177,520	399
Vukile Property Fund Ltd.	458,011	305
		3,864
South Korea – 0.1%
ESR Kendall Square REIT Co. Ltd.	76,209	232
JR Global REIT	98,449	320
LOTTE REIT Co. Ltd.	62,016	172
SK D&D Co. Ltd.	4,890	83
SK REITs Co. Ltd.	48,737	190
		997
Spain – 0.3%
Inmobiliaria Colonial Socimi S.A.	161,660	980
Lar Espana Real Estate Socimi S.A.	26,044	155
Merlin Properties Socimi S.A.	186,311	1,599
		2,734
Sweden – 1.3%
Atrium Ljungberg AB, Class B	29,643	513
Castellum AB	217,423	2,077
Catena AB	17,629	646
Cibus Nordic Real Estate AB	26,662	260
Corem Property Group AB, Class B	257,171	121
Dios Fastigheter AB	54,262	346
Fabege AB	150,162	1,084
Fastighets AB Balder, Class B*	366,074	1,338
Hufvudstaden AB, Class A	64,572	767
K-fast Holding AB*	30,895	55
NP3 Fastigheter AB	15,353	232
Nyfosa AB	82,431	457
Pandox AB	49,898	582
Platzer Fastigheter Holding AB, Class B	30,788	228
Sagax AB, Class B	107,041	2,116
Samhallsbyggnadsbolaget i Norden AB	575,084	220
Samhallsbyggnadsbolaget i Norden AB, Class D	81,168	33
Wallenstam AB, Class B	203,444	689
Wihlborgs Fastigheter AB	157,146	1,137
		12,901
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.7% (1)continued
Switzerland – 1.1%
Allreal Holding A.G. (Registered)	8,502	$1,436
Intershop Holding A.G.	569	380
IWG PLC*	428,626	751
Mobimo Holding A.G. (Registered)	4,021	1,086
Peach Property Group A.G.*	6,159	91
PSP Swiss Property A.G. (Registered)	25,869	2,892
Swiss Prime Site A.G. (Registered)	43,187	3,748
		10,384
Taiwan – 0.4%
Cathay Real Estate Development Co. Ltd.	278,000	146
Chong Hong Construction Co. Ltd.	98,000	251
Farglory Land Development Co. Ltd.	128,000	251
Highwealth Construction Corp.	649,268	889
Huaku Development Co. Ltd.	128,000	371
Kindom Development Co. Ltd.	207,900	201
Prince Housing & Development Corp.	502,000	194
Ruentex Development Co. Ltd.	969,950	1,121
Sakura Development Co. Ltd.	100,000	133
		3,557
Thailand – 0.6%
Amata Corp. PCL NVDR	458,235	288
AP Thailand PCL (Registered)	441,405	143
AP Thailand PCL NVDR	861,304	280
Central Pattana PCL (Registered)	581,626	1,074
Central Pattana PCL NVDR	556,098	1,028
Land & Houses PCL NVDR	4,680,300	1,117
Origin Property PCL NVDR	475,400	142
Pruksa Holding PCL NVDR	239,100	85
Quality Houses PCL NVDR	4,349,400	270
Sansiri PCL NVDR	6,961,466	378
SC Asset Corp. PCL (Registered)	747,984	92
SC Asset Corp. PCL NVDR	4,424	1
Singha Estate PCL NVDR	1,380,800	50
Supalai PCL (Registered)	280,445	160
Supalai PCL NVDR	471,800	269
WHA Corp. PCL NVDR	4,536,500	590
		5,967
Turkey – 0.0%
Is Gayrimenkul Yatirim Ortakligi A.S.*	181,528	75
Ziraat Gayrimenkul Yatirim Ortakligi A.S.	528,732	90
		165

EQUITY FUNDS    44    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.7% (1)continued
United Arab Emirates – 0.3%
Aldar Properties PJSC	2,162,388	$3,001
Deyaar Development PJSC*	598,845	110
		3,111
United Kingdom – 3.2%
Assura PLC	1,628,081	940
Big Yellow Group PLC	96,558	1,317
British Land (The) Co. PLC	495,083	1,909
Civitas Social Housing PLC	333,670	339
CLS Holdings PLC	96,008	165
Custodian Property Income REIT PLC	223,786	241
Derwent London PLC	54,135	1,409
Empiric Student Property PLC	320,747	344
Grainger PLC	386,136	1,116
Great Portland Estates PLC	139,143	735
Hammerson PLC	2,192,409	696
Home REIT PLC(2)	484,349	230
Impact Healthcare REIT PLC	181,679	208
Land Securities Group PLC	394,774	2,887
LondonMetric Property PLC	559,031	1,177
LXI REIT PLC	890,498	974
Picton Property Income Ltd.	315,890	281
Primary Health Properties PLC	732,282	887
PRS REIT (The) PLC	287,116	293
Regional REIT Ltd.	251,001	149
Safestore Holdings PLC	119,748	1,293
Segro PLC	679,298	6,193
Shaftesbury Capital PLC	804,540	1,179
Supermarket Income REIT PLC	687,417	639
Target Healthcare REIT PLC	362,176	330
Tritax Big Box REIT PLC	1,052,347	1,677
UK Commercial Property REIT Ltd.	421,383	259
UNITE Group (The) PLC	191,656	2,121
Urban Logistics REIT PLC	276,612	394
Warehouse REIT PLC	233,910	236
Workspace Group PLC	78,625	473
		31,091
United States – 54.7%
Acadia Realty Trust	52,200	751
Agree Realty Corp.	50,774	3,320
Alexander & Baldwin, Inc.	40,044	744
Alexander's, Inc.	1,333	245
Alexandria Real Estate Equities, Inc.	92,107	10,453
American Assets Trust, Inc.	28,403	545
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.7% (1)continued
United States – 54.7%continued
American Homes 4 Rent, Class A	182,478	$6,469
Americold Realty Trust, Inc.	150,643	4,866
Apartment Income REIT Corp.	83,945	3,030
Apartment Investment and Management Co., Class A	74,286	633
Apple Hospitality REIT, Inc.	123,330	1,864
AvalonBay Communities, Inc.	78,485	14,855
Boston Properties, Inc.	83,491	4,808
Brandywine Realty Trust	94,616	440
Brixmor Property Group, Inc.	169,471	3,728
Broadstone Net Lease, Inc.	106,111	1,638
Camden Property Trust	59,934	6,525
CareTrust REIT, Inc.	55,021	1,093
CBL & Associates Properties, Inc.	6,148	136
Centerspace	8,351	512
Chatham Lodging Trust	25,684	240
Community Healthcare Trust, Inc.	13,997	462
Corporate Office Properties Trust	62,076	1,474
Cousins Properties, Inc.	83,483	1,903
CubeSmart	126,822	5,664
DiamondRock Hospitality Co.	116,491	933
Digital Realty Trust, Inc.	163,185	18,582
DigitalBridge Group, Inc.	92,348	1,358
Douglas Emmett, Inc.	96,833	1,217
Eagle Hospitality Trust(2) *	496,400	—
Easterly Government Properties, Inc.	50,793	737
EastGroup Properties, Inc.	24,685	4,285
Elme Communities	48,433	796
Empire State Realty Trust, Inc., Class A	79,676	597
Equinix, Inc.	52,386	41,068
Equity Commonwealth	61,301	1,242
Equity Commonwealth - (Fractional Shares)(2)	75,000	—
Equity LifeStyle Properties, Inc.	99,412	6,650
Equity Residential	201,821	13,314
Essex Property Trust, Inc.	36,143	8,468
Extra Space Storage, Inc.	75,650	11,261
Federal Realty Investment Trust	41,145	3,982
First Industrial Realty Trust, Inc.	73,878	3,889
Four Corners Property Trust, Inc.	47,431	1,205
FRP Holdings, Inc.*	4,284	247
Getty Realty Corp.	24,480	828
Gladstone Commercial Corp.	23,642	292
Global Medical REIT, Inc.	33,803	309

NORTHERN FUNDS QUARTERLY REPORT     45    EQUITY FUNDS

Schedule of Investments
GLOBAL REAL ESTATE INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.7% (1)continued
United States – 54.7%continued
Global Net Lease, Inc.	56,757	$583
Healthcare Realty Trust, Inc.	212,703	4,012
Healthpeak Properties, Inc.	305,591	6,142
Highwoods Properties, Inc.	60,324	1,442
Host Hotels & Resorts, Inc.	400,784	6,745
Howard Hughes (The) Corp.*	19,248	1,519
Hudson Pacific Properties, Inc.	70,705	298
Independence Realty Trust, Inc.	126,054	2,297
Innovative Industrial Properties, Inc.	15,387	1,123
InvenTrust Properties Corp.	39,034	903
Invitation Homes, Inc.	343,021	11,800
Iron Mountain, Inc.	163,473	9,289
JBG SMITH Properties	59,010	888
Kennedy-Wilson Holdings, Inc.	53,256	870
Kilroy Realty Corp.	61,388	1,847
Kimco Realty Corp.	346,929	6,841
Kite Realty Group Trust	123,135	2,751
Life Storage, Inc.	47,786	6,354
LTC Properties, Inc.	22,889	756
LXP Industrial Trust	161,345	1,573
Macerich (The) Co.	119,662	1,349
Medical Properties Trust, Inc.	335,311	3,105
Mid-America Apartment Communities, Inc.	65,502	9,947
National Health Investors, Inc.	23,913	1,254
National Storage Affiliates Trust	46,242	1,611
Necessity Retail REIT (The), Inc.	73,148	494
NETSTREIT Corp.	31,284	559
NexPoint Residential Trust, Inc.	12,949	589
NNN REIT, Inc.	102,101	4,369
Office Properties Income Trust	26,757	206
Omega Healthcare Investors, Inc.	130,775	4,014
One Liberty Properties, Inc.	10,362	211
Orion Office REIT, Inc.	29,337	194
Paramount Group, Inc.	88,073	390
Park Hotels & Resorts, Inc.	125,566	1,610
Pebblebrook Hotel Trust	68,761	959
Phillips Edison & Co., Inc.	66,017	2,250
Physicians Realty Trust	134,895	1,887
Piedmont Office Realty Trust, Inc., Class A	68,062	495
Plymouth Industrial REIT, Inc.	21,256	489
Prologis, Inc.	517,261	63,432
Public Storage	88,644	25,873
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.7% (1)continued
United States – 54.7%continued
Realty Income Corp.	370,157	$22,132
Regency Centers Corp.	86,373	5,335
Retail Opportunity Investments Corp.	68,779	929
Rexford Industrial Realty, Inc.	111,972	5,847
RLJ Lodging Trust	92,542	950
RPT Realty	47,483	496
Ryman Hospitality Properties, Inc.	29,514	2,742
Sabra Health Care REIT, Inc.	127,326	1,499
Saul Centers, Inc.	7,283	268
Seritage Growth Properties, Class A*	20,043	179
Service Properties Trust	91,338	794
Simon Property Group, Inc.	183,075	21,142
SITE Centers Corp.	108,079	1,429
SL Green Realty Corp.	35,580	1,069
Spirit Realty Capital, Inc.	79,668	3,137
St. Joe (The) Co.	19,251	931
STAG Industrial, Inc.	99,813	3,581
Summit Hotel Properties, Inc.	58,686	382
Sun Communities, Inc.	69,755	9,100
Sunstone Hotel Investors, Inc.	108,932	1,102
Tanger Factory Outlet Centers, Inc.	59,331	1,309
Terreno Realty Corp.	46,395	2,788
UDR, Inc.	175,558	7,542
UMH Properties, Inc.	31,755	507
Universal Health Realty Income Trust	7,322	348
Urban Edge Properties	68,762	1,061
Urstadt Biddle Properties, Inc., Class A	15,972	340
Ventas, Inc.	224,130	10,595
Veris Residential, Inc.*	41,887	672
Vornado Realty Trust	91,900	1,667
Welltower, Inc.	278,022	22,489
Whitestone REIT	25,455	247
WP Carey, Inc.	120,008	8,108
Xenia Hotels & Resorts, Inc.	63,475	781
		532,476
Total Common Stocks
(Cost $747,488)		940,903

RIGHTS – 0.0%
Singapore – 0.0%
CapitaLand India Trust*	57,155	4
Total Rights
(Cost $—)		4

EQUITY FUNDS    46    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 2.0%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.91%(3) (4)	19,542,788	$19,543
Total Investment Companies
(Cost $19,543)		19,543

Total Investments – 98.7%
(Cost $767,031)		960,450
Other Assets less Liabilities – 1.3%		12,729
Net Assets – 100.0%		$973,179

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of June 30, 2023 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

A.G. – Aktiengesellschaft (German: Stock Corporation)

AB – Aktiebolag (Sweden: Corporation)

ASA – Aksjeselskap (Norway: Stock Company)

EAFE – Europe, Australasia and the Far East

MSCI – Morgan Stanley Capital International

N.V. – Naamloze Vennootschap (Dutch: Limited Liability Company)

NVDR – Non-Voting Depositary Receipt

PLC – Public Limited Company

REIT – Real Estate Investment Trust

S&P – Standard & Poor's

S.A. – Société Anonyme (French: Public Limited Company)

S.E. – Societas Europaea (German: Public Company)
Percentages shown are based on Net Assets.
At June 30, 2023, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
BNP	Taiwan Dollar	13,260	United States Dollar	437	9/20/23	$10
Citibank	Japanese Yen	55,130	United States Dollar	401	9/20/23	14
JPMorgan Chase	Taiwan Dollar	8,000	United States Dollar	263	9/20/23	6
Morgan Stanley	Korean Won	200,000	United States Dollar	158	9/20/23	6
Toronto-Dominion Bank	Korean Won	530,170	United States Dollar	420	9/20/23	16
Toronto-Dominion Bank	Norwegian Krone	860	United States Dollar	82	9/20/23	2
Subtotal Appreciation						54
Citibank	Canadian Dollar	240	United States Dollar	181	9/20/23	(1)
Goldman Sachs	Brazilian Real	1,400	United States Dollar	283	9/20/23	(5)
Goldman Sachs	United States Dollar	46	Hong Kong Dollar	359	9/20/23	—*
JPMorgan Chase	British Pound	644	United States Dollar	817	9/20/23	—*
JPMorgan Chase	Indian Rupee	25,000	United States Dollar	303	9/20/23	(1)
JPMorgan Chase	United States Dollar	250	Australian Dollar	366	9/20/23	(5)
JPMorgan Chase	United States Dollar	194	Singapore Dollar	259	9/20/23	(2)
JPMorgan Chase	United States Dollar	229	Swedish Krona	2,429	9/20/23	(3)
Toronto-Dominion Bank	Euro	1,951	United States Dollar	2,125	9/20/23	(13)
Toronto-Dominion Bank	Swiss Franc	820	United States Dollar	923	9/20/23	(2)
Subtotal Depreciation						(32)
Total						$22

*	Amount rounds to less than a thousand.
At June 30, 2023, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500 (United States Dollar)	16	$3,591	Long	9/23	$110
E-Mini S&P MidCap 400 (United States Dollar)	51	13,485	Long	9/23	336

NORTHERN FUNDS QUARTERLY REPORT     47    EQUITY FUNDS

Schedule of Investments
GLOBAL REAL ESTATE INDEX FUND continued
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
MSCI EAFE Index (United States Dollar)	75	$8,083	Long	9/23	$71
MSCI Emerging Markets Index (United States Dollar)	91	4,540	Long	9/23	(37)
S&P/TSX 60 Index (Canadian Dollar)	15	2,760	Long	9/23	42
Total					$522
At June 30, 2023, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF NET ASSETS
United States Dollar	57.1%
Japanese Yen	9.5
Hong Kong Dollar	6.9
All other currencies less than 5%	25.2
Total Investments	98.7
Other Assets less Liabilities	1.3
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2023 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2023:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Brazil	$3,185	$—	$—	$3,185
Canada	13,746	—	—	13,746
Chile	882	—	—	882
China	—	27,856	724	28,580
Egypt	143	92	—	235
Mexico	6,849	—	—	6,849
United Kingdom	—	30,861	230	31,091
United States	532,476	—	—	532,476
All Other Countries(1)	—	323,859	—	323,859
Total Common Stocks	557,281	382,668	954	940,903
Rights	—	4	—	4
Investment Companies	19,543	—	—	19,543
Total Investments	$576,824	$382,672	$954	$960,450
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$54	$—	$54
Futures Contracts	559	—	—	559
Liabilities
Forward Foreign Currency Exchange Contracts	—	(32)	—	(32)
Futures Contracts	(37)	—	—	(37)
Total Other Financial Instruments	$522	$22	$—	$544

(1)	Classifications as defined in the Schedule of Investments.

EQUITY FUNDS    48    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
Transactions in  affiliated investments for the three months ended June 30, 2023, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$8,972	$82,261	$71,690	$181	$19,543	$19,542,788
NORTHERN FUNDS QUARTERLY REPORT     49    EQUITY FUNDS

Schedule of Investments
GLOBAL SUSTAINABILITY INDEX FUND
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% (1)
Australia – 1.6%
ANZ Group Holdings Ltd.	175,869	$2,789
APA Group	72,033	466
Aristocrat Leisure Ltd.	34,221	886
ASX Ltd.	10,787	454
Aurizon Holdings Ltd.	108,512	284
BlueScope Steel Ltd.	25,768	356
Brambles Ltd.	78,123	752
Cochlear Ltd.	3,790	580
Coles Group Ltd.	77,989	959
Computershare Ltd.	33,929	531
Dexus	63,946	333
EBOS Group Ltd.	9,354	212
Endeavour Group Ltd.	80,748	340
Fortescue Metals Group Ltd.	96,886	1,443
Goodman Group	98,039	1,313
GPT Group (The)	113,736	314
IDP Education Ltd.	15,396	228
IGO Ltd.	40,555	414
Lendlease Corp. Ltd.	36,322	188
Macquarie Group Ltd.	21,636	2,578
Mineral Resources Ltd.	10,231	492
Mirvac Group	242,682	367
Newcrest Mining Ltd.	51,075	913
Northern Star Resources Ltd.	68,389	555
Orica Ltd.	25,169	250
Pilbara Minerals Ltd.	157,369	519
QBE Insurance Group Ltd.	85,265	897
Ramsay Health Care Ltd.	10,576	398
REA Group Ltd.	3,088	296
Scentre Group	289,520	511
SEEK Ltd.	18,501	268
Sonic Healthcare Ltd.	26,281	625
Stockland	136,456	368
Suncorp Group Ltd.	73,526	663
Telstra Group Ltd.	225,878	648
Transurban Group	178,918	1,704
Vicinity Ltd.	207,672	255
Woodside Energy Group Ltd.	110,610	2,562
		27,711
Austria – 0.1%
Mondi PLC	29,062	444
OMV A.G.	8,495	360
Verbund A.G.	4,000	321
		1,125
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% (1)continued
Belgium – 0.1%
KBC Group N.V.	14,615	$1,022
Umicore S.A.	11,719	328
		1,350
Brazil – 0.3%
MercadoLibre, Inc.*	2,626	3,111
Wheaton Precious Metals Corp.	25,800	1,116
		4,227
Burkina Faso – 0.0%
Endeavour Mining PLC	11,122	267
Canada – 3.2%
Agnico Eagle Mines Ltd.	28,352	1,416
Algonquin Power & Utilities Corp.	40,168	332
Alimentation Couche-Tard, Inc.	45,814	2,349
Bank of Montreal	41,461	3,744
Bank of Nova Scotia (The)	69,015	3,453
Brookfield Corp.	82,200	2,767
CAE, Inc.*	18,264	409
Cameco Corp.	25,254	791
Canadian Apartment Properties REIT	4,271	164
Canadian National Railway Co.	32,866	3,980
Canadian Tire Corp. Ltd., Class A	3,245	444
Dollarama, Inc.	16,681	1,130
Enbridge, Inc.	118,281	4,396
FirstService Corp.	2,252	347
Fortis, Inc.	27,730	1,195
Gildan Activewear, Inc.	10,100	326
Hydro One Ltd.	19,039	544
Intact Financial Corp.	10,270	1,586
Ivanhoe Mines Ltd., Class A*	34,667	317
Keyera Corp.	12,803	295
Kinross Gold Corp.	75,131	358
Magna International, Inc.	15,624	882
Metro, Inc.	14,043	793
National Bank of Canada	19,298	1,438
Nutrien Ltd.	29,130	1,720
Open Text Corp.	15,837	659
Parkland Corp.	7,890	196
Pembina Pipeline Corp.	33,310	1,047
RB Global, Inc.	10,242	615
RioCan Real Estate Investment Trust	10,189	148
Rogers Communications, Inc., Class B	20,403	931
Shopify, Inc., Class A*	69,515	4,493
Sun Life Financial, Inc.	34,623	1,805

EQUITY FUNDS    50    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% (1)continued
Canada – 3.2%continued
TELUS Corp.	1,486	$29
TELUS Corp. (Toronto Exchange)	24,769	482
Thomson Reuters Corp.	9,760	1,318
Toromont Industries Ltd.	4,533	372
Toronto-Dominion Bank (The)	105,948	6,567
West Fraser Timber Co. Ltd.	3,406	292
		54,130
Chile – 0.0%
Antofagasta PLC	21,987	410
Lundin Mining Corp.	39,697	311
		721
China – 0.4%
BOC Hong Kong Holdings Ltd.	207,500	635
NXP Semiconductors N.V.	15,088	3,088
Prosus N.V.*	46,530	3,405
		7,128
Denmark – 1.5%
AP Moller - Maersk A/S, Class A	173	302
AP Moller - Maersk A/S, Class B	281	494
Chr Hansen Holding A/S	6,133	427
Coloplast A/S, Class B	6,845	856
DSV A/S	10,939	2,302
Genmab A/S*	3,772	1,432
Novo Nordisk A/S, Class B	96,284	15,551
Novozymes A/S, Class B	11,617	541
Orsted A/S(2)	10,829	1,023
Pandora A/S	5,053	451
ROCKWOOL A/S, Class B	579	150
Vestas Wind Systems A/S*	57,787	1,535
		25,064
Finland – 0.4%
Elisa OYJ	8,457	452
Kesko OYJ, Class B	16,640	313
Metso OYJ	39,504	476
Neste OYJ	24,252	935
Nokia OYJ	313,326	1,315
Nordea Bank Abp	189,624	2,066
Stora Enso OYJ (Registered)	35,725	414
UPM-Kymmene OYJ	30,204	900
Wartsila OYJ Abp	25,411	286
		7,157
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% (1)continued
France – 3.3%
Aeroports de Paris	1,731	$249
AXA S.A.	107,280	3,169
BNP Paribas S.A.	64,485	4,073
Bouygues S.A.	12,263	412
Carrefour S.A.	34,201	648
Cie Generale des Etablissements Michelin S.C.A.	38,962	1,152
Credit Agricole S.A.	70,040	832
Danone S.A.	37,298	2,286
Dassault Systemes S.E.	38,808	1,721
Eiffage S.A.	4,313	450
Gecina S.A.	2,509	267
Getlink S.E.	20,785	354
Hermes International	1,844	4,012
Kering S.A.	4,328	2,397
Klepierre S.A.	12,112	301
L'Oreal S.A.	13,984	6,526
LVMH Moet Hennessy Louis Vuitton S.E.	16,041	15,138
Orange S.A.	108,167	1,265
SEB S.A.(3)	1	—
Societe Generale S.A.	42,322	1,102
Teleperformance	3,459	581
TotalEnergies S.E.	137,418	7,876
Valeo	11,904	255
Worldline S.A.(2) *	13,690	501
		55,567
Germany – 1.3%
adidas A.G.	9,264	1,797
Bayerische Motoren Werke A.G.	19,082	2,344
Beiersdorf A.G.	5,776	764
Brenntag S.E.	9,088	708
Commerzbank A.G.	62,003	687
Covestro A.G.*	11,437	594
Deutsche Boerse A.G.	11,052	2,041
Deutsche Group A.G.	58,612	2,862
Deutsche Lufthansa A.G. (Registered)*	35,204	360
Evonik Industries A.G.	13,711	261
GEA Group A.G.	8,673	362
Heidelberg Materials A.G.	8,205	674
HelloFresh S.E.*	8,836	218
Henkel A.G. & Co. KGaA	5,957	419
Knorr-Bremse A.G.	4,364	333
LEG Immobilien S.E.*	4,453	256
Merck KGaA	7,402	1,224

NORTHERN FUNDS QUARTERLY REPORT     51    EQUITY FUNDS

Schedule of Investments
GLOBAL SUSTAINABILITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% (1)continued
Germany – 1.3%continued
Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen (Registered)	8,149	$3,056
Puma S.E.	5,779	347
Symrise A.G.	7,567	793
Telefonica Deutschland Holding A.G.	51,399	144
Vonovia S.E.	41,997	820
Zalando S.E.(2) *	12,956	373
		21,437
Hong Kong – 0.7%
AIA Group Ltd.	674,200	6,879
Hang Seng Bank Ltd.	44,578	635
HKT Trust & HKT Ltd.	220,000	256
Hong Kong & China Gas Co. Ltd.	665,463	575
MTR Corp. Ltd.	88,126	406
Prudential PLC	159,964	2,256
Sino Land Co. Ltd.	198,866	244
Swire Pacific Ltd., Class A	27,500	212
Swire Properties Ltd.	67,278	166
WH Group Ltd.(2)	468,500	249
		11,878
Ireland – 0.3%
CRH PLC	42,699	2,358
Kerry Group PLC, Class A	9,142	892
Kingspan Group PLC	8,862	590
Smurfit Kappa Group PLC	15,520	518
		4,358
Israel – 0.0%
Bank Leumi Le-Israel B.M.	86,668	649
Italy – 0.5%
Assicurazioni Generali S.p.A.	58,738	1,196
Coca-Cola HBC A.G. - CDI*	12,973	387
Enel S.p.A.	472,425	3,182
FinecoBank Banca Fineco S.p.A.	35,790	483
Mediobanca Banca di Credito Finanziario S.p.A.	32,085	385
Moncler S.p.A.	12,126	839
Nexi S.p.A.*	34,837	273
Poste Italiane S.p.A.	30,447	330
Prysmian S.p.A.	14,509	608
Terna - Rete Elettrica Nazionale	81,680	696
		8,379
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% (1)continued
Japan – 6.5%
Advantest Corp.	11,100	$1,487
Aeon Co. Ltd.	38,500	788
Ajinomoto Co., Inc.	26,400	1,051
ANA Holdings, Inc.*	8,900	212
Asahi Kasei Corp.	70,800	481
Astellas Pharma, Inc.	105,500	1,572
Azbil Corp.	6,100	193
Bridgestone Corp.	32,900	1,352
Brother Industries Ltd.	14,000	205
Dai Nippon Printing Co. Ltd.	12,600	357
Daifuku Co. Ltd.	16,800	344
Daiichi Sankyo Co. Ltd.	107,500	3,409
Daikin Industries Ltd.	15,400	3,144
Daiwa House Industry Co. Ltd.	35,300	933
Daiwa Securities Group, Inc.	80,700	418
Eisai Co. Ltd.	14,405	971
FANUC Corp.	55,200	1,941
Fast Retailing Co. Ltd.	10,200	2,619
Fuji Electric Co. Ltd.	7,700	339
FUJIFILM Holdings Corp.	21,800	1,295
Fujitsu Ltd.	10,200	1,315
Hankyu Hanshin Holdings, Inc.	13,600	450
Hirose Electric Co. Ltd.	1,700	226
Hitachi Construction Machinery Co. Ltd.	6,500	183
Hitachi Ltd.	54,600	3,379
Hoya Corp.	20,800	2,481
Hulic Co. Ltd.	21,500	185
Ibiden Co. Ltd.	6,500	369
Inpex Corp.	57,600	642
Isuzu Motors Ltd.	37,200	453
ITOCHU Corp.	68,500	2,724
Itochu Techno-Solutions Corp.	5,700	144
JFE Holdings, Inc.	27,300	392
JSR Corp.	9,800	282
Kao Corp.	27,500	996
KDDI Corp.	87,100	2,692
Keio Corp.	6,200	195
Kikkoman Corp.	8,000	451
Komatsu Ltd.	53,400	1,445
Kubota Corp.	59,100	861
Kurita Water Industries Ltd.	6,000	231
Kyowa Kirin Co. Ltd.	16,200	299
Lixil Corp.	17,000	216

EQUITY FUNDS    52    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% (1)continued
Japan – 6.5%continued
Marubeni Corp.	89,200	$1,524
MatsukiyoCocokara & Co.	6,700	376
Mazda Motor Corp.	31,100	304
McDonald's Holdings Co. Japan Ltd.	4,900	191
MEIJI Holdings Co. Ltd.	11,800	264
Mitsubishi Chemical Group Corp.	71,400	430
Mitsubishi Estate Co. Ltd.	66,500	793
Mitsui Chemicals, Inc.	10,900	322
Mitsui Fudosan Co. Ltd.	52,700	1,051
Mizuho Financial Group, Inc.	140,100	2,138
MS&AD Insurance Group Holdings, Inc.	24,800	884
NEC Corp.	14,300	695
Nintendo Co. Ltd.	60,400	2,747
NIPPON EXPRESS HOLDINGS, Inc.	4,100	231
Nippon Paint Holdings Co. Ltd.	56,100	464
Nippon Prologis REIT, Inc.	130	261
Nissin Foods Holdings Co. Ltd.	3,400	281
Nitori Holdings Co. Ltd.	4,700	526
Nitto Denko Corp.	8,800	652
Nomura Holdings, Inc.	163,000	619
Nomura Real Estate Holdings, Inc.	6,900	164
Nomura Research Institute Ltd.	22,076	609
NTT Data Group Corp.	37,100	519
Omron Corp.	10,200	625
Ono Pharmaceutical Co. Ltd.	23,200	421
Open House Group Co. Ltd.	4,000	144
Oriental Land Co. Ltd.	63,400	2,475
ORIX Corp.	68,500	1,253
Osaka Gas Co. Ltd.	20,700	318
Pan Pacific International Holdings Corp.	22,400	401
Panasonic Corp.	127,600	1,563
Rakuten Group, Inc.	86,600	302
Recruit Holdings Co. Ltd.	83,900	2,678
Renesas Electronics Corp.*	74,100	1,402
Ricoh Co. Ltd.	32,600	278
SCSK Corp.	8,200	129
Secom Co. Ltd.	12,400	840
Seiko Epson Corp.	17,100	266
Sekisui Chemical Co. Ltd.	20,600	298
Sekisui House Ltd.	36,500	739
Seven & i Holdings Co. Ltd.	43,300	1,872
SG Holdings Co. Ltd.	19,000	271
Sharp Corp.*	12,700	71
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% (1)continued
Japan – 6.5%continued
Shimadzu Corp.	13,100	$406
Shimizu Corp.	30,700	194
Shin-Etsu Chemical Co. Ltd.	105,900	3,520
Shionogi & Co. Ltd.	15,500	655
SoftBank Corp.	165,400	1,769
Sompo Holdings, Inc.	18,400	825
Sony Group Corp.	73,300	6,575
Sumitomo Chemical Co. Ltd.	80,100	244
Sumitomo Electric Industries Ltd.	39,900	490
Sumitomo Metal Mining Co. Ltd.	13,700	442
Sumitomo Mitsui Financial Group, Inc.	75,800	3,244
Sumitomo Mitsui Trust Holdings, Inc.	18,900	676
Suntory Beverage & Food Ltd.	8,000	290
Sysmex Corp.	9,642	659
T&D Holdings, Inc.	29,200	431
TDK Corp.	22,500	871
Terumo Corp.	39,400	1,253
TIS, Inc.	12,800	321
Tobu Railway Co. Ltd.	11,100	298
Tokio Marine Holdings, Inc.	104,900	2,422
Tokyo Electron Ltd.	26,100	3,738
Tokyo Gas Co. Ltd.	22,900	500
Tokyu Corp.	31,000	374
Toray Industries, Inc.	78,100	436
TOTO Ltd.	8,100	244
Unicharm Corp.	23,800	882
USS Co. Ltd.	11,000	182
West Japan Railway Co.	12,500	520
Yamaha Corp.	8,000	308
Yamaha Motor Co. Ltd.	17,500	504
Yamato Holdings Co. Ltd.	16,800	304
Yaskawa Electric Corp.	13,700	631
Yokogawa Electric Corp.	12,600	231
Z Holdings Corp.	156,300	377
ZOZO, Inc.	7,300	151
		111,080
Netherlands – 1.6%
Akzo Nobel N.V.	10,007	818
ASML Holding N.V.	23,403	16,941
ING Groep N.V.	210,110	2,837
JDE Peet's N.V.	7,486	223
Koninklijke Ahold Delhaize N.V.	56,752	1,936
Koninklijke KPN N.V.	184,270	658
NN Group N.V.	15,483	574

NORTHERN FUNDS QUARTERLY REPORT     53    EQUITY FUNDS

Schedule of Investments
GLOBAL SUSTAINABILITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% (1)continued
Netherlands – 1.6%continued
Universal Music Group N.V.	47,727	$1,060
Wolters Kluwer N.V.	14,961	1,900
		26,947
New Zealand – 0.1%
Mercury NZ Ltd.	41,748	167
Meridian Energy Ltd.	74,704	257
Spark New Zealand Ltd.	106,990	335
Xero Ltd.*	8,476	677
		1,436
Norway – 0.3%
Aker BP ASA	18,314	429
DNB Bank ASA	53,640	1,003
Equinor ASA	54,496	1,583
Gjensidige Forsikring ASA	11,590	186
Mowi ASA	26,353	418
Norsk Hydro ASA	81,992	487
Orkla ASA	40,972	294
Salmar ASA	3,653	148
Telenor ASA	40,355	409
		4,957
Portugal – 0.0%
Banco Espirito Santo S.A. (Registered)(4) *	29,034	—
Galp Energia SGPS S.A.	26,945	315
Jeronimo Martins SGPS S.A.	15,757	435
		750
Singapore – 0.3%
CapitaLand Ascott Trust	—	—
CapitaLand Integrated Commercial Trust	302,173	427
CapitaLand Investment Ltd.	156,158	384
City Developments Ltd.	33,400	167
Keppel Corp. Ltd.	86,400	430
Singapore Exchange Ltd.	48,200	343
STMicroelectronics N.V.	39,757	1,978
United Overseas Bank Ltd.	74,400	1,542
		5,271
South Africa – 0.1%
Anglo American PLC	74,128	2,101
Spain – 0.5%
ACS Actividades de Construccion y Servicios S.A.	12,393	436
Amadeus IT Group S.A.*	26,164	1,995
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% (1)continued
Spain – 0.5%continued
Iberdrola S.A.	338,154	$4,417
Naturgy Energy Group S.A.	7,460	222
Redeia Corp. S.A.	23,011	386
Repsol S.A.	77,103	1,121
		8,577
Sweden – 0.8%
Alfa Laval AB	16,256	593
Assa Abloy AB, Class B	58,166	1,396
Atlas Copco AB, Class A	155,001	2,235
Atlas Copco AB, Class B	91,941	1,145
Beijer Ref AB	19,928	255
Boliden AB	15,918	461
Epiroc AB, Class A	38,624	732
Epiroc AB, Class B	22,928	371
EQT AB	19,930	384
Essity AB, Class B	35,488	945
Hennes & Mauritz AB, Class B	38,362	660
Holmen AB, Class B	4,922	177
Husqvarna AB, Class B	25,223	229
Kinnevik AB, Class B*	14,529	201
Nibe Industrier AB, Class B	88,137	838
Sandvik AB	61,611	1,203
SKF AB, Class B	20,240	352
Svenska Cellulosa AB S.C.A., Class B	36,194	462
Svenska Handelsbanken AB, Class A	84,571	709
Tele2 AB, Class B	31,395	260
Telia Co. AB	145,539	319
		13,927
Switzerland – 2.2%
ABB Ltd. (Registered)	91,668	3,607
Baloise Holding A.G. (Registered)	2,735	402
Banque Cantonale Vaudoise (Registered)	1,750	185
Chocoladefabriken Lindt & Spruengli A.G. (Participation Certificate)	58	729
Chocoladefabriken Lindt & Spruengli A.G. (Registered)	6	744
Clariant A.G. (Registered)*	12,593	182
DSM-Firmenich A.G.	10,012	1,077
Geberit A.G. (Registered)	1,998	1,046
Givaudan S.A. (Registered)	529	1,755
Julius Baer Group Ltd.	12,480	787
Kuehne + Nagel International A.G. (Registered)	3,162	935

EQUITY FUNDS    54    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% (1)continued
Switzerland – 2.2%continued
Logitech International S.A. (Registered)	9,556	$568
Lonza Group A.G. (Registered)	4,332	2,587
Novartis A.G. (Registered)	118,904	12,001
SGS S.A. (Registered)	8,778	829
SIG Group A.G.*	17,864	494
Sika A.G. (Registered)	8,511	2,434
Sonova Holding A.G. (Registered)	3,042	810
Swiss Life Holding A.G. (Registered)	1,763	1,032
Swisscom A.G. (Registered)	1,509	941
Temenos A.G. (Registered)	3,648	291
VAT Group A.G.	1,594	660
Zurich Insurance Group A.G.	8,723	4,144
		38,240
United Kingdom – 3.6%
3i Group PLC	56,592	1,405
abrdn PLC	117,272	325
Admiral Group PLC	12,384	328
Ashtead Group PLC	25,114	1,744
Associated British Foods PLC	20,143	511
AstraZeneca PLC	89,957	12,885
Auto Trader Group PLC(2)	53,690	416
Barratt Developments PLC	56,005	294
Berkeley Group Holdings PLC	6,195	309
BT Group PLC	399,949	622
Burberry Group PLC	22,205	598
CNH Industrial N.V.	58,096	840
Coca-Cola Europacific Partners PLC	11,574	746
Croda International PLC	7,991	571
DCC PLC	5,756	322
HSBC Holdings PLC	1,159,297	9,169
Informa PLC	82,705	762
Intertek Group PLC	9,149	497
J Sainsbury PLC	95,797	328
Johnson Matthey PLC	10,636	237
Just Eat Takeaway.com N.V.*	12,294	189
Kingfisher PLC	111,935	329
Legal & General Group PLC	344,548	999
Liberty Global PLC, Class A*	10,435	176
Liberty Global PLC, Class C*	14,864	264
Lloyds Banking Group PLC	3,836,841	2,127
National Grid PLC	213,791	2,825
Ocado Group PLC*	32,122	232
Phoenix Group Holdings PLC	45,346	307
Reckitt Benckiser Group PLC	41,619	3,126
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% (1)continued
United Kingdom – 3.6%continued
RELX PLC	110,660	$3,689
Sage Group (The) PLC	59,183	695
Schroders PLC	49,865	277
Segro PLC	71,402	651
Spirax-Sarco Engineering PLC	4,209	554
St. James's Place PLC	31,166	431
Taylor Wimpey PLC	195,835	256
Tesco PLC	426,062	1,346
Unilever PLC	146,734	7,651
Vodafone Group PLC	1,338,878	1,263
WPP PLC	62,858	657
		60,953
United States – 68.0%
3M Co.	32,211	3,224
Accenture PLC, Class A	36,658	11,312
Adobe, Inc.*	26,635	13,024
Advance Auto Parts, Inc.	3,273	230
AECOM	7,775	658
Aflac, Inc.	33,709	2,353
Agilent Technologies, Inc.	17,261	2,076
Akamai Technologies, Inc.*	9,101	818
Align Technology, Inc.*	4,235	1,498
Allegion PLC	5,180	622
Allstate (The) Corp.	15,132	1,650
Ally Financial, Inc.	16,189	437
Alphabet, Inc., Class A*	345,688	41,379
Alphabet, Inc., Class C*	311,808	37,719
Amcor PLC	86,615	864
American Express Co.	36,727	6,398
American Tower Corp.	27,078	5,251
American Water Works Co., Inc.	11,394	1,626
Ameriprise Financial, Inc.	6,081	2,020
AmerisourceBergen Corp.	9,990	1,922
Amgen, Inc.	31,048	6,893
Annaly Capital Management, Inc.	28,958	579
ANSYS, Inc.*	4,974	1,643
Applied Materials, Inc.	49,062	7,091
Aptiv PLC*	15,476	1,580
Aramark	13,637	587
Arch Capital Group Ltd.*	21,631	1,619
Assurant, Inc.	2,910	366
Atmos Energy Corp.	8,471	986
Autodesk, Inc.*	12,486	2,555
Automatic Data Processing, Inc.	24,059	5,288

NORTHERN FUNDS QUARTERLY REPORT     55    EQUITY FUNDS

Schedule of Investments
GLOBAL SUSTAINABILITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% (1)continued
United States – 68.0%continued
AutoZone, Inc.*	1,069	$2,665
Avantor, Inc.*	39,498	811
Avery Dennison Corp.	4,789	823
Axon Enterprise, Inc.*	4,034	787
Baker Hughes Co.	58,747	1,857
Ball Corp.	18,349	1,068
Bank of New York Mellon (The) Corp.	46,920	2,089
Best Buy Co., Inc.	11,570	948
Biogen, Inc.*	8,392	2,390
Bio-Techne Corp.	8,864	724
Black Knight, Inc.*	9,157	547
BlackRock, Inc.	8,710	6,020
Booking Holdings, Inc.*	2,186	5,903
BorgWarner, Inc.	13,146	643
Boston Properties, Inc.	8,230	474
Bristol-Myers Squibb Co.	122,166	7,813
Broadridge Financial Solutions, Inc.	6,853	1,135
Brookfield Renewable Corp., Class A	7,590	239
Builders FirstSource, Inc.*	8,009	1,089
Bunge Ltd.	8,652	816
Burlington Stores, Inc.*	3,726	586
C.H. Robinson Worldwide, Inc.	6,780	640
Cadence Design Systems, Inc.*	15,863	3,720
Campbell Soup Co.	11,675	534
CarMax, Inc.*	9,128	764
Carrier Global Corp.	48,588	2,415
Caterpillar, Inc.	30,011	7,384
Cboe Global Markets, Inc.	6,004	829
CBRE Group, Inc., Class A*	18,143	1,464
Ceridian HCM Holding, Inc.*	8,583	575
Charles Schwab (The) Corp.	87,262	4,946
Cheniere Energy, Inc.	14,176	2,160
Church & Dwight Co., Inc.	14,249	1,428
Cigna Group (The)	17,256	4,842
Cintas Corp.	5,323	2,646
Citizens Financial Group, Inc.	28,447	742
Clarivate PLC*	22,180	211
Clorox (The) Co.	7,197	1,145
CMS Energy Corp.	17,133	1,007
Coca-Cola (The) Co.	238,760	14,378
Colgate-Palmolive Co.	45,953	3,540
Comcast Corp., Class A	244,247	10,148
Conagra Brands, Inc.	27,914	941
Consolidated Edison, Inc.	20,258	1,831
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% (1)continued
United States – 68.0%continued
Cooper (The) Cos., Inc.	2,886	$1,107
Crown Castle, Inc.	25,229	2,875
CSX Corp.	119,002	4,058
Cummins, Inc.	8,295	2,034
Danaher Corp.	40,248	9,660
Darling Ingredients, Inc.*	9,341	596
DaVita, Inc.*	3,118	313
Deckers Outdoor Corp.*	1,549	817
Delta Air Lines, Inc.*	8,745	416
DENTSPLY SIRONA, Inc.	12,508	501
Dexcom, Inc.*	22,522	2,894
Digital Realty Trust, Inc.	16,977	1,933
Discover Financial Services	15,105	1,765
DocuSign, Inc.*	11,780	602
Dover Corp.	8,115	1,198
Eaton Corp. PLC	23,169	4,659
eBay, Inc.	31,008	1,386
Ecolab, Inc.	14,915	2,784
Edison International	21,841	1,517
Edwards Lifesciences Corp.*	35,249	3,325
Electronic Arts, Inc.	15,736	2,041
Elevance Health, Inc.	13,788	6,126
Eli Lilly & Co.	46,877	21,984
Emerson Electric Co.	33,338	3,013
Equinix, Inc.	5,430	4,257
Equitable Holdings, Inc.	21,649	588
Essential Utilities, Inc.	14,213	567
Eversource Energy	19,939	1,414
Exelon Corp.	57,888	2,358
Expeditors International of Washington, Inc.	9,064	1,098
FactSet Research Systems, Inc.	2,249	901
Fair Isaac Corp.*	1,460	1,181
Fastenal Co.	32,781	1,934
Ferguson PLC	11,950	1,880
Fidelity National Information Services, Inc.	34,457	1,885
Fiserv, Inc.*	36,136	4,559
Fortive Corp.	20,866	1,560
Fortune Brands Innovations, Inc.	7,358	529
Fox Corp., Class A	16,887	574
Fox Corp., Class B	8,911	284
Franklin Resources, Inc.	16,566	442
Gartner, Inc.*	4,591	1,608

EQUITY FUNDS    56    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% (1)continued
United States – 68.0%continued
Gen Digital, Inc.	33,773	$626
Generac Holdings, Inc.*	3,497	521
General Mills, Inc.	33,868	2,598
Genuine Parts Co.	8,076	1,367
Gilead Sciences, Inc.	72,503	5,588
Graco, Inc.	9,908	856
Halliburton Co.	51,902	1,712
Hartford Financial Services Group (The), Inc.	18,249	1,314
Hasbro, Inc.	7,710	499
HCA Healthcare, Inc.	12,080	3,666
Healthpeak Properties, Inc.	32,545	654
Hewlett Packard Enterprise Co.	73,628	1,237
HF Sinclair Corp.	8,380	374
Hilton Worldwide Holdings, Inc.	15,486	2,254
Hologic, Inc.*	14,022	1,135
Home Depot (The), Inc.	58,798	18,265
Hormel Foods Corp.	16,845	677
HP, Inc.	51,628	1,585
HubSpot, Inc.*	2,726	1,450
Humana, Inc.	7,209	3,223
Huntington Bancshares, Inc.	84,480	911
IDEX Corp.	4,498	968
IDEXX Laboratories, Inc.*	4,826	2,424
Illinois Tool Works, Inc.	17,811	4,456
Illumina, Inc.*	9,198	1,725
Ingersoll Rand, Inc.	23,763	1,553
Insulet Corp.*	3,963	1,143
Intel Corp.	242,221	8,100
Intercontinental Exchange, Inc.	32,528	3,678
International Business Machines Corp.	52,650	7,045
International Flavors & Fragrances, Inc.	14,593	1,161
International Paper Co.	18,525	589
Interpublic Group of (The) Cos., Inc.	22,516	869
Intuit, Inc.	16,288	7,463
Invesco Ltd.	18,806	316
Iron Mountain, Inc.	16,960	964
J.M. Smucker (The) Co.	6,237	921
James Hardie Industries PLC - CDI*	24,878	663
Jazz Pharmaceuticals PLC*	3,536	438
JB Hunt Transport Services, Inc.	4,747	859
Johnson & Johnson	150,856	24,970
Johnson Controls International PLC	39,918	2,720
Kellogg Co.	16,025	1,080
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% (1)continued
United States – 68.0%continued
Keurig Dr. Pepper, Inc.	53,454	$1,671
Keysight Technologies, Inc.*	10,277	1,721
Kimberly-Clark Corp.	19,624	2,709
Kinder Morgan, Inc.	116,067	1,999
Knight-Swift Transportation Holdings, Inc.	9,420	523
Kroger (The) Co.	39,635	1,863
L3Harris Technologies, Inc.	11,084	2,170
Laboratory Corp. of America Holdings	5,066	1,223
Lam Research Corp.	7,833	5,036
Lamb Weston Holdings, Inc.	8,483	975
Lear Corp.	3,259	468
Lennox International, Inc.	1,859	606
Linde PLC	28,492	10,858
LKQ Corp.	15,594	909
Lowe's Cos., Inc.	34,643	7,819
LPL Financial Holdings, Inc.	4,527	984
Lululemon Athletica, Inc.*	6,742	2,552
LyondellBasell Industries N.V., Class A	15,287	1,404
Marathon Petroleum Corp.	25,680	2,994
MarketAxess Holdings, Inc.	2,138	559
Marsh & McLennan Cos., Inc.	28,732	5,404
Martin Marietta Materials, Inc.	3,575	1,651
Marvell Technology, Inc.	49,809	2,978
Masco Corp.	13,153	755
Mastercard, Inc., Class A	49,390	19,425
McCormick & Co., Inc. (Non Voting)	14,352	1,252
McDonald's Corp.	42,341	12,635
Merck & Co., Inc.	147,273	16,994
Mettler-Toledo International, Inc.*	1,273	1,670
Microsoft Corp.	410,465	139,780
Molina Healthcare, Inc.*	3,384	1,019
Moody's Corp.	9,591	3,335
Morgan Stanley	72,867	6,223
Nasdaq, Inc.	19,502	972
NetApp, Inc.	12,477	953
Newmont Corp.	46,219	1,972
NIKE, Inc., Class B	71,618	7,904
Norfolk Southern Corp.	13,282	3,012
Northern Trust Corp.(5)	12,217	906
Nucor Corp.	14,647	2,402
NVIDIA Corp.	143,375	60,650
NVR, Inc.*	190	1,207
Old Dominion Freight Line, Inc.	5,759	2,129

NORTHERN FUNDS QUARTERLY REPORT     57    EQUITY FUNDS

Schedule of Investments
GLOBAL SUSTAINABILITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% (1)continued
United States – 68.0%continued
Omnicom Group, Inc.	11,712	$1,114
ONEOK, Inc.	25,648	1,583
Otis Worldwide Corp.	23,829	2,121
Owens Corning	5,217	681
Paychex, Inc.	18,830	2,107
Paylocity Holding Corp.*	2,447	452
Pentair PLC	9,741	629
PepsiCo, Inc.	79,966	14,811
Phillips 66	26,963	2,572
PNC Financial Services Group (The), Inc.	22,994	2,896
Pool Corp.	2,238	838
PPG Industries, Inc.	13,714	2,034
Principal Financial Group, Inc.	14,204	1,077
Procter & Gamble (The) Co.	136,968	20,784
Progressive (The) Corp.	33,990	4,499
Prologis, Inc.	53,662	6,581
Prudential Financial, Inc.	21,129	1,864
PTC, Inc.*	6,528	929
PulteGroup, Inc.	13,059	1,014
Quanta Services, Inc.	8,433	1,657
Quest Diagnostics, Inc.	6,498	913
Raymond James Financial, Inc.	11,950	1,240
Regions Financial Corp.	54,772	976
Repligen Corp.*	3,100	439
Rivian Automotive, Inc., Class A*	37,840	630
Robert Half International, Inc.	5,885	443
Rockwell Automation, Inc.	6,703	2,208
S&P Global, Inc.	18,974	7,606
Salesforce, Inc.*	58,050	12,264
SBA Communications Corp.	6,318	1,464
Schlumberger N.V.	82,451	4,050
Schneider Electric S.E.	31,547	5,750
Seagate Technology Holdings PLC	10,824	670
Sempra Energy	18,343	2,671
ServiceNow, Inc.*	11,833	6,650
Sherwin-Williams (The) Co.	14,294	3,795
Sirius XM Holdings, Inc.	44,052	200
Snap, Inc., Class A*	58,049	687
Splunk, Inc.*	9,293	986
State Street Corp.	19,626	1,436
Steel Dynamics, Inc.	9,565	1,042
STERIS PLC	5,718	1,286
Swiss Re A.G.	17,537	1,766
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% (1)continued
United States – 68.0%continued
Synchrony Financial	25,550	$867
Synopsys, Inc.*	8,841	3,849
T. Rowe Price Group, Inc.	12,833	1,438
Take-Two Interactive Software, Inc.*	9,809	1,443
Targa Resources Corp.	12,387	943
Target Corp.	26,755	3,529
Teleflex, Inc.	2,688	651
Tenaris S.A.	26,899	403
Tesla, Inc.*	165,603	43,350
Texas Instruments, Inc.	52,687	9,485
TJX (The) Cos., Inc.	66,962	5,678
Toro (The) Co.	6,160	626
Tractor Supply Co.	6,308	1,395
Trane Technologies PLC	13,149	2,515
TransUnion	11,280	884
Travelers (The) Cos., Inc.	13,348	2,318
Trimble, Inc.*	14,800	784
Truist Financial Corp.	77,393	2,349
Twilio, Inc., Class A*	10,379	660
U.S. Bancorp	89,212	2,948
UGI Corp.	11,287	304
Ulta Beauty, Inc.*	2,924	1,376
Union Pacific Corp.	35,437	7,251
United Parcel Service, Inc., Class B	42,009	7,530
United Rentals, Inc.	3,959	1,763
Vail Resorts, Inc.	2,259	569
Valero Energy Corp.	21,388	2,509
Verizon Communications, Inc.	244,076	9,077
VF Corp.	19,350	369
Visa, Inc., Class A	94,283	22,390
VMware, Inc., Class A*	13,686	1,967
W.W. Grainger, Inc.	2,595	2,046
Walt Disney (The) Co.*	106,085	9,471
Waste Management, Inc.	23,628	4,098
Waters Corp.*	3,381	901
Webster Financial Corp.	9,529	360
Welltower, Inc.	28,863	2,335
West Pharmaceutical Services, Inc.	4,321	1,653
Western Digital Corp.*	18,615	706
Westrock Co.	14,192	413
Weyerhaeuser Co.	42,276	1,417
Whirlpool Corp.	3,284	489
Williams (The) Cos., Inc.	71,245	2,325
Willis Towers Watson PLC	6,172	1,453

EQUITY FUNDS    58    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% (1)continued
United States – 68.0%continued
Workday, Inc., Class A*	11,864	$2,680
Xylem, Inc.	13,635	1,536
Yum! Brands, Inc.	16,222	2,248
Zimmer Biomet Holdings, Inc.	12,214	1,778
Zoetis, Inc.	26,866	4,627
ZoomInfo Technologies, Inc.*	15,590	396
Zscaler, Inc.*	5,071	742
		1,158,405
Total Common Stocks
(Cost $1,271,480)		1,663,792

PREFERRED STOCKS – 0.1% (1)
Germany – 0.1%
Bayerische Motoren Werke A.G., 8.22%(6)	3,365	383
Henkel A.G. & Co. KGaA, 2.53%(6)	9,860	788
		1,171
Total Preferred Stocks
(Cost $1,041)		1,171

RIGHTS – 0.0%
United States – 0.0%
Contra Abiomed, Inc. (Contingent Value Rights)(4) (7) *	2,380	—
Total Rights
(Cost $—)		—

INVESTMENT COMPANIES – 1.5%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.91%(8) (9)	24,996,158	24,996
Total Investment Companies
(Cost $24,996)		24,996

Total Investments – 99.3%
(Cost $1,297,517)		1,689,959
Other Assets less Liabilities – 0.7%		12,660
Net Assets – 100.0%		$1,702,619

(1)	Adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(3)	Value rounds to less than one thousand.
(4)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(5)	Investment in affiliate.
(6)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(7)	Restricted security that has been deemed illiquid. At June 30, 2023, the value of this restricted illiquid security amounted to $0 or 0.0% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Contra Abiomed, Inc. (Contingent Value Rights)	12/23/22	$—

(8)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(9)	7-day current yield as of June 30, 2023 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

A.G. – Aktiengesellschaft (German: Stock Corporation)

AB – Aktiebolag (Sweden: Corporation)

ASA – Aksjeselskap (Norway: Stock Company)

CDI – CREST Depository Interest

FTSE – Financial Times Stock Exchange

N.V. – Naamloze Vennootschap (Dutch: Limited Liability Company)

PLC – Public Limited Company

REIT – Real Estate Investment Trust

S&P – Standard & Poor's

S.A. – Société Anonyme (French: Public Limited Company)

S.E. – Societas Europaea (German: Public Company)

TSX – Toronto Stock Exchange
Percentages shown are based on Net Assets.

NORTHERN FUNDS QUARTERLY REPORT     59    EQUITY FUNDS

Schedule of Investments
GLOBAL SUSTAINABILITY INDEX FUND continued
At June 30, 2023, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Citibank	Japanese Yen	74,009	United States Dollar	539	9/20/23	$19
Citibank	United States Dollar	1,061	Canadian Dollar	1,407	9/20/23	3
Goldman Sachs	Hong Kong Dollar	913	United States Dollar	117	9/20/23	—*
JPMorgan Chase	United States Dollar	53	Danish Krone	361	9/20/23	—*
Toronto-Dominion Bank	United States Dollar	407	Euro	373	9/20/23	3
Subtotal Appreciation						25
JPMorgan Chase	British Pound	120	United States Dollar	153	9/20/23	—*
JPMorgan Chase	United States Dollar	279	Australian Dollar	409	9/20/23	(6)
JPMorgan Chase	United States Dollar	31	Swedish Krona	332	9/20/23	—*
Morgan Stanley	United States Dollar	549	Euro	500	9/20/23	(1)
Morgan Stanley	United States Dollar	1,038	Japanese Yen	144,700	9/20/23	(22)
Toronto-Dominion Bank	Swiss Franc	13	United States Dollar	14	9/20/23	—*
Subtotal Depreciation						(29)
Total						$(4)

*	Amount rounds to less than a thousand.
At June 30, 2023, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500 (United States Dollar)	109	$24,461	Long	9/23	$618
Euro Stoxx 50 (Euro)	95	4,589	Long	9/23	67
FTSE 100 Index (British Pound)	16	1,532	Long	9/23	(6)
S&P/TSX 60 Index (Canadian Dollar)	1	184	Long	9/23	3
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
SPI 200 Index (Australian Dollar)	8	$954	Long	9/23	$9
Topix Index (Japanese Yen)	16	2,537	Long	9/23	70
Total					$761
At June 30, 2023, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF NET ASSETS
United States Dollar	69.4%
Euro	8.7
Japanese Yen	6.5
All other currencies less than 5%	14.7
Total Investments	99.3
Other Assets less Liabilities	0.7
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2023 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2023:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Brazil	$4,227	$—	$—	$4,227
Canada	54,130	—	—	54,130
Chile	311	410	—	721
China	3,088	4,040	—	7,128
United Kingdom	1,186	59,767	—	60,953

EQUITY FUNDS    60    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
United States	$1,149,823	$8,582	$—	$1,158,405
All Other Countries(1)	—	378,228	—	378,228
Total Common Stocks	1,212,765	451,027	—	1,663,792
Preferred Stocks	—	1,171	—	1,171
Investment Companies	24,996	—	—	24,996
Total Investments	$1,237,761	$452,198	$—	$1,689,959
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$25	$—	$25
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Futures Contracts	$767	$—	$—	$767
Liabilities
Forward Foreign Currency Exchange Contracts	—	(29)	—	(29)
Futures Contracts	(6)	—	—	(6)
Total Other Financial Instruments	$761	$(4)	$—	$757

(1)	Classifications as defined in the Schedule of Investments.

Transactions in  affiliated investments for the three months ended June 30, 2023, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$21,567	$108,985	$105,556	$—	$328	$24,996	$24,996,158
Northern Trust Corp.	955	107	—	(156)	9	906	12,217
Total	$22,522	$109,092	$105,556	$(156)	$337	$25,902	25,008,375
NORTHERN FUNDS QUARTERLY REPORT     61    EQUITY FUNDS

Schedule of Investments
GLOBAL TACTICAL ASSET ALLOCATION FUND
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 100.0%
FlexShares® Credit-Scored U.S. Corporate Bond Index Fund(1)	49,941	$2,340
FlexShares® Credit-Scored U.S. Long Corporate Bond Index Fund(1)	2,478	108
FlexShares® Developed Markets ex-U.S. Quality Low Volatility Index Fund(1)	90,125	2,298
FlexShares® Disciplined Duration MBS Index Fund(1)	83,296	1,698
FlexShares® Global Quality Real Estate Index Fund(1)	39,822	2,112
FlexShares® High Yield Value-Scored Bond Index Fund(1)	287,661	11,633
FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund(1)	223,238	5,286
FlexShares® International Quality Dividend Index Fund(1)	203,900	4,521
FlexShares® Morningstar Developed Markets ex-U.S. Factor Tilt Index Fund(1)	70,043	4,546
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund(1)	63,694	3,104
FlexShares® Morningstar Global Upstream Natural Resources Index Fund(1)	179,096	7,176
FlexShares® Morningstar U.S. Market Factor Tilt Index Fund(1)	65,146	10,982
FlexShares® Quality Dividend Index Fund(1)	171,491	9,911
FlexShares® STOXX Global Broad Infrastructure Index Fund(1)	40,505	2,121
FlexShares® U.S. Quality Low Volatility Index Fund(1)	110,420	5,899
FlexShares® Ultra-Short Income Fund(1)	56,886	4,264
iShares 10+ Year Investment Grade Corporate Bond ETF	60,248	3,106
iShares 1-3 Year Treasury Bond ETF	30,084	2,439
iShares 1-5 Year Investment Grade Corporate Bond ETF	53,010	2,660
iShares 20+ Year Treasury Bond ETF	19,617	2,019
iShares 3-7 Year Treasury Bond ETF	48,579	5,599
iShares 5-10 Year Investment Grade Corporate Bond ETF	23,176	1,172
iShares 7-10 Year Treasury Bond ETF	22,978	2,220
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 100.0%continued
iShares MBS ETF	88,880	$8,289
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.91%(1) (2)	443,314	443
Total Investment Companies
(Cost $103,224)		105,946

Total Investments – 100.0%
(Cost $103,224)		105,946
Other Assets less Liabilities – 0.0%		5
NET ASSETS – 100.0%		$105,951

(1)	Investment in affiliated fund. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds and FlexShares Trust.
(2)	7-day current yield as of June 30, 2023 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ETF - Exchange-Traded Fund

MBS - Mortgage Backed Securities

TIPS - Treasury Inflation Protected Securities
Percentages shown are based on Net Assets.

EQUITY FUNDS    62    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
At June 30, 2023, the asset class weightings for the Fund were:
ASSET CLASS	WEIGHT	INVESTMENT VEHICLE
U.S. Equity	10.4%	FlexShares® Morningstar U.S. Market Factor Tilt Index Fund
U.S. Equity	9.3	FlexShares® Quality Dividend Index Fund
U.S. Equity	5.6	FlexShares® U.S. Quality Low Volatility Index Fund
Non U.S. Equity - Developed	4.3	FlexShares® Morningstar Developed Markets ex-U.S. Factor Tilt Index Fund
Non U.S. Equity - Developed	4.3	FlexShares® International Quality Dividend Index Fund
Non U.S. Equity - Developed	2.2	FlexShares® Developed Markets ex-U.S. Quality Low Volatility Index Fund
Non U.S. Equity - Emerging Markets	2.9	FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund
Global Real Estate	2.0	FlexShares® Global Quality Real Estate Index Fund
U.S. Bonds - High Yield	11.0	FlexShares® High Yield Value-Scored Bond Index Fund
U.S. Bonds - Investment Grade	7.8	iShares MBS ETF
U.S. Bonds - Investment Grade	5.3	iShares 3-7 Year Treasury Bond ETF
U.S. Bonds - Investment Grade	5.0	FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund
U.S. Bonds - Investment Grade	4.0	FlexShares® Ultra-Short Income Fund
U.S. Bonds - Investment Grade	2.9	iShares 10+ Year Investment Grade Corporate Bond ETF
U.S. Bonds - Investment Grade	2.5	iShares 1-5 Year Investment Grade Corporate Bond ETF
U.S. Bonds - Investment Grade	2.3	iShares 1-3 Year Treasury Bond ETF
U.S. Bonds - Investment Grade	2.2	FlexShares® Credit-Scored U.S. Corporate Bond Index Fund
U.S. Bonds - Investment Grade	2.1	iShares 7-10 Year Treasury Bond ETF
U.S. Bonds - Investment Grade	1.9	iShares 20+ Year Treasury Bond ETF
U.S. Bonds - Investment Grade	1.6	FlexShares® Disciplined Duration MBS Index Fund
U.S. Bonds - Investment Grade	1.1	iShares 5-10 Year Investment Grade Corporate Bond ETF
U.S. Bonds - Investment Grade	0.1	FlexShares® Credit-Scored U.S. Long Corporate Bond Index Fund
Global Infrastructure	2.0	FlexShares® STOXX Global Broad Infrastructure Index Fund
Commodities/Natural Resources	6.8	FlexShares® Morningstar Global Upstream Natural Resources Index Fund
Cash	0.4	Northern Institutional Funds - U.S. Government Portfolio (Shares)
Total	100.0%
At June 30, 2023, the security types for the Fund were:
Security Type	% of Net Assets
Investment Companies	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2023:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Investment Companies	$105,946	$—	$—	$105,946

NORTHERN FUNDS QUARTERLY REPORT     63    EQUITY FUNDS

Schedule of Investments
GLOBAL TACTICAL ASSET ALLOCATION FUND continued	June 30, 2023 (UNAUDITED)
Transactions in  affiliated investments for the three months ended June 30, 2023, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET REALIZED GAINS (LOSSES) (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
FlexShares® Credit-Scored U.S. Corporate Bond Index Fund	$1,928	$438	$—	$(26)	$—	$18	$2,340	$49,941
FlexShares® Credit-Scored U.S. Long Corporate Bond Index Fund	205	7	102	32	(34)	2	108	2,478
FlexShares® Developed Markets ex-U.S. Quality Low Volatility Index Fund	2,522	119	351	37	(29)	40	2,298	90,125
FlexShares® Disciplined Duration MBS Index Fund	4,127	194	2,605	126	(144)	19	1,698	83,296
FlexShares® Global Quality Real Estate Index Fund	2,026	139	54	20	(19)	18	2,112	39,822
FlexShares® High Yield Value-Scored Bond Index Fund	9,063	3,029	387	19	(91)	230	11,633	287,661
FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund	5,175	476	194	(142)	(29)	73	5,286	223,238
FlexShares® International Quality Dividend Index Fund	5,541	190	1,236	174	(148)	90	4,521	203,900
FlexShares® Morningstar Developed Markets ex-U.S. Factor Tilt Index Fund	5,589	189	1,269	146	(109)	71	4,546	70,043
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	4,060	151	1,097	180	(190)	17	3,104	63,694
FlexShares® Morningstar Global Upstream Natural Resources Index Fund	5,802	1,796	—	(422)	—	95	7,176	179,096
FlexShares® Morningstar U.S. Market Factor Tilt Index Fund	10,582	456	804	848	(100)	43	10,982	65,146
FlexShares® Quality Dividend Index Fund	9,492	432	568	602	(47)	68	9,911	171,491
FlexShares® STOXX Global Broad Infrastructure Index Fund	2,044	114	54	19	(2)	22	2,121	40,505
FlexShares® U.S. Quality Low Volatility Index Fund	7,603	283	2,225	369	(131)	27	5,899	110,420
FlexShares® Ultra-Short Income Fund	4,103	284	131	8	—	43	4,264	56,886
Northern Institutional Funds - U.S. Government Portfolio (Shares)	142	19,502	19,201	—	—	11	443	443,314
Total	$80,004	$27,799	$30,278	$1,990	$(1,073)	$887	$78,442	2,181,056
EQUITY FUNDS    64    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
INCOME EQUITY FUND	June 30, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 99.3%
Aerospace & Defense – 1.2%
Lockheed Martin Corp.	3,736	$1,720
Air Freight & Logistics – 1.3%
United Parcel Service, Inc., Class B	10,414	1,867
Automobiles – 1.0%
Tesla, Inc.(1) *	5,335	1,397
Banks – 1.4%
Citigroup, Inc.	33,825	1,557
Cullen/Frost Bankers, Inc.	3,013	324
JPMorgan Chase & Co.	1,349	196
		2,077
Beverages – 1.4%
Coca-Cola (The) Co.	28,492	1,716
PepsiCo, Inc.	1,678	311
		2,027
Biotechnology – 3.8%
AbbVie, Inc.	17,220	2,320
Amgen, Inc.	6,402	1,421
Gilead Sciences, Inc.	22,964	1,770
		5,511
Broadline Retail – 2.4%
Amazon.com, Inc.(1) *	24,003	3,129
eBay, Inc.	8,073	361
		3,490
Building Products – 0.5%
A.O. Smith Corp.	10,149	739
Capital Markets – 2.4%
Ameriprise Financial, Inc.	2,466	819
Bank of New York Mellon (The) Corp.	16,420	731
BlackRock, Inc.	86	59
Janus Henderson Group PLC	14,980	408
Jefferies Financial Group, Inc.	12,926	429
State Street Corp.	8,337	610
Virtu Financial, Inc., Class A	23,094	395
		3,451
Chemicals – 1.8%
CF Industries Holdings, Inc.	7,737	537
Dow, Inc.	14,465	771
LyondellBasell Industries N.V., Class A	8,313	763
Mosaic (The) Co.	14,912	522
		2,593
Communications Equipment – 1.6%
Cisco Systems, Inc.	43,638	2,258
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%continued
Consumer Finance – 0.6%
Ally Financial, Inc.	14,954	$404
OneMain Holdings, Inc.	10,063	440
		844
Consumer Staples Distribution & Retail – 0.4%
Costco Wholesale Corp.	375	202
Walmart, Inc.	2,100	330
		532
Containers & Packaging – 0.1%
Packaging Corp. of America	1,237	163
Diversified Consumer Services – 0.1%
H&R Block, Inc.	4,113	131
Diversified Real Estate Investment Trusts – 0.1%
WP Carey, Inc.	2,698	182
Diversified Telecommunication Services – 0.8%
AT&T, Inc.	75,482	1,204
Electric Utilities – 1.4%
Constellation Energy Corp.	4,758	435
Evergy, Inc.	8,401	491
Exelon Corp.	18,185	741
OGE Energy Corp.	11,716	421
		2,088
Electrical Equipment – 0.6%
Rockwell Automation, Inc.	2,702	890
Financial Services – 2.2%
Berkshire Hathaway, Inc., Class B*	3,064	1,045
Corebridge Financial, Inc.	24,868	439
Equitable Holdings, Inc.	7,800	212
Fidelity National Information Services, Inc.	11,821	647
UWM Holdings Corp.	75,893	425
Western Union (The) Co.	35,922	421
		3,189
Food Products – 0.6%
General Mills, Inc.	11,401	874
Gas Utilities – 0.3%
UGI Corp.	15,316	413
Ground Transportation – 1.1%
Old Dominion Freight Line, Inc.	2,483	918
Union Pacific Corp.	3,538	724
		1,642
Health Care Equipment & Supplies – 1.0%
Abbott Laboratories	13,340	1,454

NORTHERN FUNDS QUARTERLY REPORT     65    EQUITY FUNDS

Schedule of Investments
INCOME EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%continued
Health Care Providers & Services – 0.8%
AmerisourceBergen Corp.	430	$83
Cardinal Health, Inc.	9,126	863
UnitedHealth Group, Inc.	538	258
		1,204
Health Care Real Estate Investment Trusts – 0.4%
Healthpeak Properties, Inc.	26,899	541
Hotel & Resort Real Estate Investment Trusts – 0.2%
Host Hotels & Resorts, Inc.	17,466	294
Hotels, Restaurants & Leisure – 1.7%
McDonald's Corp.	458	137
Starbucks Corp.	18,494	1,832
Yum! Brands, Inc.	3,315	459
		2,428
Household Durables – 0.2%
Leggett & Platt, Inc.	11,801	350
Household Products – 2.8%
Clorox (The) Co.	5,071	806
Kimberly-Clark Corp.	6,538	903
Procter & Gamble (The) Co.	15,853	2,406
		4,115
Independent Power & Renewable Electricity Producers – 0.3%
Brookfield Renewable Corp., Class A	12,825	404
Industrial Conglomerates – 0.7%
3M Co.	10,645	1,065
Insurance – 3.2%
Aflac, Inc.	11,592	809
Allstate (The) Corp.	4,396	479
Lincoln National Corp.	22,608	582
MetLife, Inc.	13,293	752
Principal Financial Group, Inc.	9,109	691
Prudential Financial, Inc.	9,689	855
Unum Group	9,378	447
		4,615
Interactive Media & Services – 3.5%
Alphabet, Inc., Class A(1) *	34,122	4,084
Meta Platforms, Inc., Class A(1) *	3,435	986
		5,070
IT Services – 1.4%
Accenture PLC, Class A	2,839	876
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%continued
IT Services – 1.4%continued
Cognizant Technology Solutions Corp., Class A	10,056	$656
International Business Machines Corp.	4,192	561
		2,093
Life Sciences Tools & Services – 0.0%
Danaher Corp.	215	52
Machinery – 1.1%
Illinois Tool Works, Inc.	5,368	1,343
Otis Worldwide Corp.	3,034	270
		1,613
Media – 2.6%
Comcast Corp., Class A	50,895	2,115
Interpublic Group of (The) Cos., Inc.	19,118	737
Nexstar Media Group, Inc.	910	151
Omnicom Group, Inc.	8,257	786
		3,789
Metals & Mining – 0.3%
Southern Copper Corp.	5,752	413
Mortgage Real Estate Investment Trusts – 0.6%
AGNC Investment Corp.	41,921	425
Rithm Capital Corp.	46,365	433
		858
Multi-Utilities – 0.6%
Public Service Enterprise Group, Inc.	13,347	836
Office Real Estate Investment Trusts – 0.3%
Highwoods Properties, Inc.	13,155	315
Kilroy Realty Corp.	4,967	149
		464
Oil, Gas & Consumable Fuels – 4.2%
Chesapeake Energy Corp.	4,343	363
Chevron Corp.	2,379	374
Coterra Energy, Inc.	23,989	607
Devon Energy Corp.	2,644	128
Exxon Mobil Corp.	28,435	3,050
ONEOK, Inc.	9,367	578
Pioneer Natural Resources Co.	4,594	952
Texas Pacific Land Corp.	65	86
		6,138
Pharmaceuticals – 6.1%
Bristol-Myers Squibb Co.	7,719	494
Eli Lilly & Co.	6,209	2,912
Johnson & Johnson	17,719	2,933

EQUITY FUNDS    66    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%continued
Pharmaceuticals – 6.1%continued
Merck & Co., Inc.	5,016	$579
Pfizer, Inc.	50,453	1,850
		8,768
Professional Services – 2.3%
Automatic Data Processing, Inc.	8,012	1,761
Paychex, Inc.	7,580	848
Robert Half International, Inc.	9,129	687
		3,296
Residential Real Estate Investment Trusts – 0.7%
Equity Residential	7,131	470
Mid-America Apartment Communities, Inc.	3,921	596
		1,066
Retail Real Estate Investment Trusts – 0.9%
Brixmor Property Group, Inc.	19,677	433
Simon Property Group, Inc.	7,640	882
		1,315
Semiconductors & Semiconductor Equipment – 9.3%
Applied Materials, Inc.	2,318	335
Broadcom, Inc.	3,212	2,786
KLA Corp.	2,119	1,028
Lam Research Corp.	2,551	1,640
Microchip Technology, Inc.	10,593	949
NVIDIA Corp.(1)	6,370	2,695
QUALCOMM, Inc.	13,752	1,637
Skyworks Solutions, Inc.	4,356	482
Texas Instruments, Inc.	10,390	1,870
		13,422
Software – 8.1%
Bentley Systems, Inc., Class B	7,942	431
Dolby Laboratories, Inc., Class A	1,163	97
Intuit, Inc.	4,256	1,950
Microsoft Corp.	27,235	9,275
		11,753
Specialized Real Estate Investment Trusts – 1.7%
EPR Properties	9,281	434
Gaming and Leisure Properties, Inc.	8,463	410
Iron Mountain, Inc.	11,434	650
Public Storage	3,100	905
		2,399
Specialty Retail – 3.5%
Bath & Body Works, Inc.	6,761	253
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%continued
Specialty Retail – 3.5%continued
Best Buy Co., Inc.	9,987	$818
Dick's Sporting Goods, Inc.	698	92
Home Depot (The), Inc.	7,992	2,483
Lowe's Cos., Inc.	4,124	931
Williams-Sonoma, Inc.	3,377	423
		5,000
Technology Hardware, Storage & Peripherals – 9.7%
Apple, Inc.(1)	65,206	12,648
HP, Inc.	24,161	742
NetApp, Inc.	7,626	583
		13,973
Textiles, Apparel & Luxury Goods – 0.7%
Carter's, Inc.	3,316	241
Tapestry, Inc.	17,108	732
		973
Tobacco – 2.4%
Altria Group, Inc.	34,527	1,564
Philip Morris International, Inc.	19,261	1,880
		3,444
Trading Companies & Distributors – 0.9%
Fastenal Co.	14,961	882
MSC Industrial Direct Co., Inc., Class A	4,396	419
		1,301
Total Common Stocks
(Cost $101,071)		143,788

INVESTMENT COMPANIES – 0.6%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.91%(2) (3)	827,020	827
Total Investment Companies
(Cost $827)		827

NORTHERN FUNDS QUARTERLY REPORT     67    EQUITY FUNDS

Schedule of Investments
INCOME EQUITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
4.87%, 10/26/23(4) (5)	$60	$59
Total Short-Term Investments
(Cost $59)		59

Total Investments – 100.0%
(Cost $101,957)		144,674
Other Assets less Liabilities – 0.0%		71
NET ASSETS – 100.0%		$144,745

(1)	Security represents underlying investment on open written option contracts.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of June 30, 2023 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

N.V. - Naamloze Vennootschap (Dutch: Limited Liability Company)

PLC - Public Limited Company

S&P - Standard & Poor's

S.A. - Société Anonyme (French: Public Limited Company)
Percentages shown are based on Net Assets.
At June 30, 2023, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500	4	$898	Long	9/23	$28
At June 30, 2023, the Fund had open written call options as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	VALUE (000S)
Alphabet, Inc., Exp. Date 7/21/23, Strike Price $160.00	(341)	$(4,082)	$—*
Amazon.com, Inc., Exp. Date 7/21/23, Strike Price $160.00	(240)	(3,129)	(1)
Apple, Inc., Exp. Date 7/21/23, Strike Price $225.00	(363)	(7,041)	(1)
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	VALUE (000S)
Meta Platforms, Inc., Class A, Exp. Date 7/21/23, Strike Price $330.00	(34)	$(976)	$(1)
NVIDIA Corp., Exp. Date 7/21/23, Strike Price $500.00	(63)	(2,665)	(8)
Tesla, Inc., Exp. Date 7/21/23, Strike Price $330.00	(53)	(1,387)	(10)
Total Written Options Contracts			$(21)
(Premiums Received (000s) $31)

*	Amount rounds to less than a thousand.
At June 30, 2023, the security types for the Fund were:
Security Type(1)	% of Net Assets
Common Stocks	99.3%
Investment Companies	0.6%
Short-Term Investments	0.1%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2023:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks(1)	$143,788	$—	$—	$143,788
Investment Companies	827	—	—	827
Short-Term Investments	—	59	—	59
Total Investments	$144,615	$59	$—	$144,674
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$28	$—	$—	$28
Liabilities
Written Options	(21)	—	—	(21)
Total Other Financial Instruments	$7	$—	$—	$7

(1)	Classifications as defined in the Schedule of Investments.

EQUITY FUNDS    68    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
Transactions in  affiliated investments for the three months ended June 30, 2023, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$1,520	$2,875	$3,568	$14	$827	$827,020
NORTHERN FUNDS QUARTERLY REPORT     69    EQUITY FUNDS

Schedule of Investments
INTERNATIONAL EQUITY FUND
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6% (1)
Australia – 6.1%
ANZ Group Holdings Ltd.	88,362	$1,401
Aristocrat Leisure Ltd.	23,176	600
BHP Group Ltd.	19,812	591
Cochlear Ltd.	72	11
Coles Group Ltd.	1,882	23
Fortescue Metals Group Ltd.	69,199	1,031
Glencore PLC	132,230	750
National Australia Bank Ltd.	31,288	552
Origin Energy Ltd.	36,517	204
Rio Tinto PLC	7,576	481
Sonic Healthcare Ltd.	10,075	240
Stockland	201,293	543
Telstra Group Ltd.	292,893	841
Washington H Soul Pattinson & Co. Ltd.	4,857	103
Wesfarmers Ltd.	12,434	410
		7,781
Austria – 0.6%
Erste Group Bank A.G.	6,930	243
voestalpine A.G.	12,878	463
		706
Belgium – 1.1%
Ageas S.A./N.V.	23,390	948
Sofina S.A.	1,716	356
Solvay S.A., Class A	536	60
		1,364
Brazil – 0.6%
Yara International ASA	21,903	773
Canada – 10.0%
AltaGas Ltd.	7,161	129
Bank of Montreal	908	82
Canadian National Railway Co.	6,935	840
Canadian Natural Resources Ltd.	26,786	1,506
Canadian Utilities Ltd., Class A	5,542	144
CGI, Inc.*	9,957	1,050
Element Fleet Management Corp.	33,823	515
Fortis, Inc.	428	18
George Weston Ltd.	1,673	198
Gildan Activewear, Inc.	6,113	197
Hydro One Ltd.	6,608	189
iA Financial Corp., Inc.	17,336	1,181
IGM Financial, Inc.	36,585	1,114
Imperial Oil Ltd.	6,039	309
Loblaw Cos. Ltd.	2,500	229
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6% (1)continued
Canada – 10.0%continued
Manulife Financial Corp.	68,561	$1,296
Northland Power, Inc.	3,116	65
Nutrien Ltd.	5,867	346
Royal Bank of Canada	6,673	637
Suncor Energy, Inc.	24,822	728
Teck Resources Ltd., Class B	4,309	181
TFI International, Inc.	9,683	1,103
West Fraser Timber Co. Ltd.	7,094	610
		12,667
Chile – 0.4%
Lundin Mining Corp.	60,261	472
China – 0.9%
BOC Hong Kong Holdings Ltd.	288,187	882
SITC International Holdings Co. Ltd.	10,065	18
Xinyi Glass Holdings Ltd.	159,067	249
		1,149
Denmark – 2.1%
AP Moller - Maersk A/S, Class B	208	366
Carlsberg A/S, Class B	1,591	254
Novo Nordisk A/S, Class B	7,087	1,145
Pandora A/S	10,782	963
		2,728
Finland – 0.2%
Fortum OYJ	12,206	164
Sampo OYJ, Class A	3,194	143
		307
France – 8.0%
BNP Paribas S.A.	25,464	1,609
Bureau Veritas S.A.	733	20
Capgemini S.E.	5,714	1,082
Carrefour S.A.	17,384	329
Cie de Saint-Gobain	18,481	1,126
Danone S.A.	4,924	302
Dassault Aviation S.A.	3,290	658
Eiffage S.A.	2,514	263
Engie S.A.	21,291	354
EssilorLuxottica S.A.	1,454	275
Ipsen S.A.	4,161	501
Klepierre S.A.	9,905	246
La Francaise des Jeux S.A.E.M.	4,469	176
L'Oreal S.A.	3,024	1,411
LVMH Moet Hennessy Louis Vuitton S.E.	681	643
Publicis Groupe S.A.	14,863	1,159

EQUITY FUNDS    70    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6% (1)continued
France – 8.0%continued
TotalEnergies S.E.	185	$11
Veolia Environnement S.A.	220	7
		10,172
Germany – 6.6%
Allianz S.E. (Registered)	152	35
Bayerische Motoren Werke A.G.	9,365	1,150
Covestro A.G.*	792	41
Deutsche Bank A.G. (Registered)	79,397	833
Deutsche Group A.G.	26,086	1,274
Deutsche Lufthansa A.G. (Registered)*	77,494	793
E.ON S.E.	26,192	334
Fresenius Medical Care A.G. & Co. KGaA	2,311	110
GEA Group A.G.	24,954	1,043
Mercedes-Benz Group A.G.	20,740	1,669
Merck KGaA	5,919	979
RWE A.G.	2,725	119
		8,380
Hong Kong – 1.4%
CK Asset Holdings Ltd.	113,492	630
CK Infrastructure Holdings Ltd.	27,739	147
Futu Holdings Ltd. ADR*	9,365	372
Power Assets Holdings Ltd.	22,885	120
Sun Hung Kai Properties Ltd.	32,986	416
WH Group Ltd.(2)	256,115	136
		1,821
Ireland – 0.5%
CRH PLC	10,789	596
Israel – 1.3%
Bank Leumi Le-Israel B.M.	78,066	585
Check Point Software Technologies Ltd.*	8,451	1,062
		1,647
Italy – 2.6%
Coca-Cola HBC A.G. - CDI*	7,657	228
Enel S.p.A.	76,026	512
Eni S.p.A.	88,481	1,276
Poste Italiane S.p.A.	101,113	1,097
Recordati Industria Chimica e Farmaceutica S.p.A.	4,395	210
		3,323
Japan – 19.4%
Astellas Pharma, Inc.	9,200	137
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6% (1)continued
Japan – 19.4%continued
Bridgestone Corp.	17,510	$720
Daito Trust Construction Co. Ltd.	5,220	530
Daiwa House Industry Co. Ltd.	19,500	515
Hirose Electric Co. Ltd.	6,000	799
Honda Motor Co. Ltd.	18,300	553
Hoya Corp.	9,700	1,157
Isuzu Motors Ltd.	46,200	562
ITOCHU Corp.	42,027	1,671
Japan Post Holdings Co. Ltd.	55,900	402
Japan Post Insurance Co. Ltd.	59,100	889
KDDI Corp.	45,319	1,401
Komatsu Ltd.	30,200	817
Marubeni Corp.	10,000	171
Mazda Motor Corp.	21,600	211
MEIJI Holdings Co. Ltd.	19,700	440
Mitsubishi Corp.	500	24
Mitsubishi Heavy Industries Ltd.	2,000	94
Mitsui & Co. Ltd.	15,000	564
Nexon Co. Ltd.	4,100	79
NGK Insulators Ltd.	26,300	315
Nippon Telegraph & Telephone Corp.	508,350	602
Nippon Yusen K.K.	15,800	351
Nitto Denko Corp.	4,800	356
Olympus Corp.	2,800	44
Ono Pharmaceutical Co. Ltd.	38,200	693
Oracle Corp. Japan	13,500	1,003
ORIX Corp.	7,800	143
Pan Pacific International Holdings Corp.	4,100	73
Persol Holdings Co. Ltd.	45,700	827
Renesas Electronics Corp.*	64,700	1,224
SCSK Corp.	12,400	195
Secom Co. Ltd.	100	7
Sekisui Chemical Co. Ltd.	41,400	599
Sekisui House Ltd.	30,200	611
Shin-Etsu Chemical Co. Ltd.	5,200	173
Sumitomo Corp.	22,400	476
Sumitomo Mitsui Financial Group, Inc.	21,000	899
Suntory Beverage & Food Ltd.	23,276	844
Takeda Pharmaceutical Co. Ltd.	6,500	204
TIS, Inc.	5,300	133
Tokyo Electric Power Co. Holdings, Inc.*	7,700	28
Tokyo Gas Co. Ltd.	4,800	105
TOPPAN, Inc.	32,000	691

NORTHERN FUNDS QUARTERLY REPORT     71    EQUITY FUNDS

Schedule of Investments
INTERNATIONAL EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6% (1)continued
Japan – 19.4%continued
Tosoh Corp.	79,444	$942
USS Co. Ltd.	16,900	280
Yakult Honsha Co. Ltd.	9,000	570
Yamaha Motor Co. Ltd.	19,100	550
		24,674
Jordan – 0.1%
Hikma Pharmaceuticals PLC	5,537	133
Netherlands – 5.8%
ASM International N.V.	1,039	442
ASML Holding N.V.	2,212	1,601
Heineken N.V.	12,458	1,282
Koninklijke Ahold Delhaize N.V.	18,665	637
Randstad N.V.	15,805	833
Shell PLC	85,999	2,560
		7,355
New Zealand – 0.1%
Fisher & Paykel Healthcare Corp. Ltd.	8,001	120
Meridian Energy Ltd.	14,958	52
		172
Norway – 0.6%
Equinor ASA	10,512	306
Kongsberg Gruppen ASA	1,145	52
Norsk Hydro ASA	76,089	452
		810
Portugal – 0.7%
Jeronimo Martins SGPS S.A.	29,985	827
Singapore – 2.8%
Jardine Cycle & Carriage Ltd.	37,200	960
Oversea-Chinese Banking Corp. Ltd.	130,400	1,188
STMicroelectronics N.V.	29,099	1,448
		3,596
South Africa – 0.2%
Anglo American PLC	9,166	260
Spain – 3.3%
ACS Actividades de Construccion y Servicios S.A.	7,014	246
Aena S.M.E. S.A.	3,085	499
Banco Bilbao Vizcaya Argentaria S.A.	213,338	1,645
Iberdrola S.A.	52,444	685
Industria de Diseno Textil S.A.	21,806	847
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6% (1)continued
Spain – 3.3%continued
Naturgy Energy Group S.A.	5,409	$161
Redeia Corp. S.A.	4,445	75
		4,158
Sweden – 3.0%
Boliden AB	7,133	206
Fastighets AB Balder, Class B*	37,208	136
Getinge AB, Class B	41,339	725
Hennes & Mauritz AB, Class B	51,386	884
Skandinaviska Enskilda Banken AB, Class A	87,721	970
Swedbank AB, Class A	39,994	675
Swedish Orphan Biovitrum AB*	235	5
Volvo AB, Class B	10,694	222
		3,823
Switzerland – 5.5%
ABB Ltd. (Registered)	44,391	1,747
Cie Financiere Richemont S.A., Class A (Registered)	10,817	1,836
Kuehne + Nagel International A.G. (Registered)	1,026	303
Novartis A.G. (Registered)	18,650	1,882
Sonova Holding A.G. (Registered)	356	95
Swisscom A.G. (Registered)	1,770	1,104
		6,967
United Kingdom – 8.3%
3i Group PLC	52,680	1,308
Associated British Foods PLC	4,168	106
AstraZeneca PLC	2,812	403
BAE Systems PLC	14,607	172
Barclays PLC	557,462	1,089
British American Tobacco PLC	23,179	769
Bunzl PLC	3,961	151
Coca-Cola Europacific Partners PLC	112	7
HSBC Holdings PLC	89,035	704
Imperial Brands PLC	39,280	869
InterContinental Hotels Group PLC	8,440	583
National Grid PLC	16,574	219
NatWest Group PLC	136,227	418
Next PLC	9,628	845
RELX PLC	28,483	950
Rolls-Royce Holdings PLC*	41,944	81
Sage Group (The) PLC	51,463	604
SSE PLC	6,953	163
Tesco PLC	221,553	700

EQUITY FUNDS    72    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6% (1)continued
United Kingdom – 8.3%continued
Unilever PLC	1,401	$73
United Utilities Group PLC	11,804	144
WPP PLC	18,533	194
		10,552
United States – 5.4%
CSL Ltd.	1,215	225
GSK PLC	76,231	1,347
Holcim A.G.*	9,836	661
Nestle S.A. (Registered)	9,875	1,188
Roche Holding A.G. (Genusschein)	7,009	2,142
Sanofi	12,140	1,301
		6,864
Total Common Stocks
(Cost $113,209)		124,077

INVESTMENT COMPANIES – 0.3%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.91%(3) (4)	355,504	356
Total Investment Companies
(Cost $356)		356

Total Investments – 97.9%
(Cost $113,565)		124,433
Other Assets less Liabilities – 2.1%		2,726
Net Assets – 100.0%		$127,159

(1)	Adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of June 30, 2023 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

A.G. – Aktiengesellschaft (German: Stock Corporation)

AB – Aktiebolag (Sweden: Corporation)

ADR – American Depositary Receipt

ASA – Aksjeselskap (Norway: Stock Company)

CDI – CREST Depository Interest

FTSE – Financial Times Stock Exchange

N.V. – Naamloze Vennootschap (Dutch: Limited Liability Company)

PLC – Public Limited Company

S&P – Standard & Poor's

S.A. – Société Anonyme (French: Public Limited Company)

S.E. – Societas Europaea (German: Public Company)

TSX – Toronto Stock Exchange
Percentages shown are based on Net Assets.
At June 30, 2023, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Euro Stoxx 50 (Euro)	28	$1,353	Long	9/23	$22
FTSE 100 Index (British Pound)	4	383	Long	9/23	(3)
S&P/TSX 60 Index (Canadian Dollar)	2	368	Long	9/23	6
SPI 200 Index (Australian Dollar)	1	119	Long	9/23	1
Yen Denominated Nikkei 225 (Japanese Yen)	6	695	Long	9/23	33
Total					$59

NORTHERN FUNDS QUARTERLY REPORT     73    EQUITY FUNDS

Schedule of Investments
INTERNATIONAL EQUITY FUND continued
At June 30, 2023, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF NET ASSETS
Euro	29.2%
Japanese Yen	19.4
British Pound	12.8
Canadian Dollar	10.3
Swiss Franc	8.6
Australian Dollar	5.3
All other currencies less than 5%	12.3
Total Investments	97.9
Other Assets less Liabilities	2.1
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2023 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2023:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Canada	$12,667	$—	$—	$12,667
Chile	472	—	—	472
Hong Kong	372	1,449	—	1,821
Israel	1,062	585	—	1,647
United Kingdom	7	10,545	—	10,552
All Other Countries(1)	—	96,918	—	96,918
Total Common Stocks	14,580	109,497	—	124,077
Investment Companies	356	—	—	356
Total Investments	$14,936	$109,497	$—	$124,433
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$62	$—	$—	$62
Liabilities
Futures Contracts	(3)	—	—	(3)
Total Other Financial Instruments	$59	$—	$—	$59

(1)	Classifications as defined in the Schedule of Investments.

EQUITY FUNDS    74    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
Transactions in  affiliated investments for the three months ended June 30, 2023, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$1,249	$6,468	$7,361	$11	$356	$355,504
NORTHERN FUNDS QUARTERLY REPORT     75    EQUITY FUNDS

Schedule of Investments
INTERNATIONAL EQUITY INDEX FUND
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% (1)
Australia – 7.6%
Ampol Ltd.	69,317	$1,390
ANZ Group Holdings Ltd.	831,306	13,182
APA Group	335,224	2,169
Aristocrat Leisure Ltd.	162,070	4,197
ASX Ltd.	52,932	2,230
Aurizon Holdings Ltd.	490,793	1,285
BHP Group Ltd.	1,402,718	41,853
BlueScope Steel Ltd.	128,657	1,775
Brambles Ltd.	381,578	3,673
Cochlear Ltd.	17,980	2,751
Coles Group Ltd.	377,184	4,636
Commonwealth Bank of Australia	467,700	31,361
Computershare Ltd.	157,186	2,461
Dexus	308,968	1,608
EBOS Group Ltd.	40,783	923
Endeavour Group Ltd.	390,715	1,646
Flutter Entertainment PLC - CDI*	48,778	9,817
Fortescue Metals Group Ltd.	467,705	6,966
Glencore PLC	2,952,043	16,746
Goodman Group	464,605	6,224
GPT Group (The)	505,388	1,397
IDP Education Ltd.	67,074	992
IGO Ltd.	197,203	2,013
Insurance Australia Group Ltd.	704,806	2,685
Lendlease Corp. Ltd.	205,647	1,064
Lottery (The) Corp. Ltd.	625,554	2,146
Macquarie Group Ltd.	101,401	12,083
Medibank Pvt Ltd.	784,945	1,847
Mineral Resources Ltd.	47,511	2,282
Mirvac Group	1,084,666	1,640
National Australia Bank Ltd.	868,571	15,331
Newcrest Mining Ltd.	250,986	4,484
Northern Star Resources Ltd.	313,470	2,545
Orica Ltd.	124,071	1,230
Origin Energy Ltd.	473,004	2,644
Pilbara Minerals Ltd.	780,455	2,574
Qantas Airways Ltd.*	258,118	1,070
QBE Insurance Group Ltd.	415,791	4,376
Ramsay Health Care Ltd.	50,047	1,883
REA Group Ltd.	14,975	1,435
Reece Ltd.	67,484	841
Rio Tinto Ltd.	102,452	7,885
Rio Tinto PLC	312,046	19,824
Santos Ltd.	907,279	4,570
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% (1)continued
Australia – 7.6%continued
Scentre Group	1,457,060	$2,573
SEEK Ltd.	94,767	1,375
Sonic Healthcare Ltd.	127,832	3,041
South32 Ltd.	1,245,646	3,142
Stockland	663,160	1,788
Suncorp Group Ltd.	349,232	3,150
Telstra Group Ltd.	1,096,171	3,146
Transurban Group	847,339	8,071
Treasury Wine Estates Ltd.	203,695	1,530
Vicinity Ltd.	1,027,029	1,262
Washington H Soul Pattinson & Co. Ltd.	64,896	1,376
Wesfarmers Ltd.	312,667	10,311
Westpac Banking Corp.	971,258	13,855
WiseTech Global Ltd.	45,288	2,426
Woodside Energy Group Ltd.	525,243	12,164
Woolworths Group Ltd.	336,417	8,926
		333,870
Austria – 0.2%
Erste Group Bank A.G.	94,601	3,322
Mondi PLC	137,329	2,097
OMV A.G.	40,241	1,705
Verbund A.G.	19,878	1,596
voestalpine A.G.	32,794	1,179
		9,899
Belgium – 0.8%
Ageas S.A./N.V.	45,658	1,851
Anheuser-Busch InBev S.A./N.V.	239,884	13,586
D'ieteren Group	6,527	1,154
Elia Group S.A./N.V.	7,920	1,006
Groupe Bruxelles Lambert N.V.	26,485	2,087
KBC Group N.V.	69,177	4,837
Sofina S.A.	4,582	950
Solvay S.A., Class A	20,291	2,273
UCB S.A.	35,432	3,140
Umicore S.A.	58,205	1,627
Warehouses De Pauw - C.V.A.	47,594	1,306
		33,817
Brazil – 0.0%
Yara International ASA	45,606	1,610
Burkina Faso – 0.0%
Endeavour Mining PLC	50,037	1,203
Chile – 0.0%
Antofagasta PLC	109,316	2,037

EQUITY FUNDS    76    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% (1)continued
China – 0.6%
BOC Hong Kong Holdings Ltd.	1,034,108	$3,165
Budweiser Brewing Co. APAC Ltd.	500,600	1,291
ESR Group Ltd.	554,800	955
Prosus N.V.*	221,820	16,232
SITC International Holdings Co. Ltd.	360,000	661
Wilmar International Ltd.	524,700	1,478
Xinyi Glass Holdings Ltd.	426,000	666
		24,448
Denmark – 3.0%
AP Moller - Maersk A/S, Class A	880	1,536
AP Moller - Maersk A/S, Class B	1,418	2,495
Carlsberg A/S, Class B	27,074	4,329
Chr Hansen Holding A/S	28,933	2,012
Coloplast A/S, Class B	32,738	4,093
Danske Bank A/S*	189,978	4,627
Demant A/S*	25,272	1,069
DSV A/S	51,365	10,810
Genmab A/S*	18,224	6,917
Novo Nordisk A/S, Class B	458,583	74,067
Novozymes A/S, Class B	57,428	2,675
Orsted A/S(2)	52,150	4,927
Pandora A/S	24,737	2,210
ROCKWOOL A/S, Class B	2,523	652
Tryg A/S	98,025	2,122
Vestas Wind Systems A/S*	279,081	7,415
		131,956
Finland – 1.1%
Elisa OYJ	39,269	2,097
Fortum OYJ	126,684	1,696
Kesko OYJ, Class B	78,296	1,474
Kone OYJ, Class B	93,836	4,902
Metso OYJ	180,411	2,173
Neste OYJ	119,211	4,595
Nokia OYJ	1,480,705	6,214
Nordea Bank Abp	897,727	9,781
Orion OYJ, Class B	29,837	1,238
Sampo OYJ, Class A	127,240	5,707
Stora Enso OYJ (Registered)	155,639	1,804
UPM-Kymmene OYJ	146,615	4,369
Wartsila OYJ Abp	126,018	1,420
		47,470
France – 10.4%
Accor S.A.	49,672	1,847
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% (1)continued
France – 10.4%continued
Adevinta ASA*	83,749	$549
Aeroports de Paris	7,995	1,149
Air Liquide S.A.	144,954	25,988
Airbus S.E.	164,043	23,713
Alstom S.A.	89,058	2,658
Amundi S.A.	17,965	1,062
Arkema S.A.	14,763	1,393
AXA S.A.	507,805	15,002
BioMerieux	12,093	1,269
BNP Paribas S.A.	307,466	19,422
Bollore S.E.	259,867	1,619
Bouygues S.A.	56,446	1,896
Bureau Veritas S.A.	80,006	2,195
Capgemini S.E.	45,539	8,627
Carrefour S.A.	169,451	3,211
Cie de Saint-Gobain	135,239	8,238
Cie Generale des Etablissements Michelin S.C.A.	185,605	5,487
Covivio S.A./France	14,320	677
Credit Agricole S.A.	335,101	3,981
Danone S.A.	177,697	10,889
Dassault Aviation S.A.	7,105	1,422
Dassault Systemes S.E.	184,748	8,193
Edenred	68,400	4,580
Eiffage S.A.	20,004	2,089
Engie S.A.	505,438	8,407
EssilorLuxottica S.A.	82,198	15,556
Eurazeo S.E.	11,571	815
Gecina S.A.	12,218	1,302
Getlink S.E.	97,801	1,664
Hermes International	8,767	19,072
Ipsen S.A.	10,383	1,250
Kering S.A.	20,600	11,409
Klepierre S.A.	61,320	1,521
La Francaise des Jeux S.A.E.M.	30,490	1,201
Legrand S.A.	73,873	7,328
L'Oreal S.A.	66,688	31,122
LVMH Moet Hennessy Louis Vuitton S.E.	76,532	72,225
Orange S.A.	515,074	6,024
Pernod Ricard S.A.	57,118	12,620
Publicis Groupe S.A.	62,962	4,912
Remy Cointreau S.A.	6,629	1,063
Renault S.A.	55,589	2,346
Safran S.A.	94,308	14,817

NORTHERN FUNDS QUARTERLY REPORT     77    EQUITY FUNDS

Schedule of Investments
INTERNATIONAL EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% (1)continued
France – 10.4%continued
Sartorius Stedim Biotech	7,684	$1,920
SEB S.A.	7,739	800
Societe Generale S.A.	201,038	5,233
Sodexo S.A.	24,373	2,684
Teleperformance	16,664	2,798
Thales S.A.	29,048	4,348
TotalEnergies S.E.	655,225	37,553
Unibail-Rodamco-Westfield*	32,891	1,738
Valeo	54,971	1,180
Veolia Environnement S.A.	187,129	5,916
Vinci S.A.	147,247	17,114
Vivendi S.E.	202,994	1,871
Wendel S.E.	7,692	790
Worldline S.A.(2) *	68,373	2,502
		458,257
Germany – 7.8%
adidas A.G.	44,781	8,686
Allianz S.E. (Registered)	111,830	26,013
BASF S.E.	247,324	12,008
Bayer A.G. (Registered)	272,054	15,041
Bayerische Motoren Werke A.G.	90,933	11,168
Bechtle A.G.	24,288	962
Beiersdorf A.G.	27,844	3,684
Brenntag S.E.	42,611	3,320
Carl Zeiss Meditec A.G. (Bearer)	10,976	1,187
Commerzbank A.G.	293,233	3,247
Continental A.G.	30,927	2,331
Covestro A.G.*	52,638	2,733
Daimler Truck Holding A.G.	136,167	4,903
Deutsche Bank A.G. (Registered)	535,676	5,621
Deutsche Boerse A.G.	52,700	9,733
Deutsche Group A.G.	278,696	13,609
Deutsche Lufthansa A.G. (Registered)*	162,487	1,663
Deutsche Telekom A.G. (Registered)	898,317	19,581
E.ON S.E.	622,057	7,929
Evonik Industries A.G.	56,036	1,065
Fresenius Medical Care A.G. & Co. KGaA	56,790	2,712
Fresenius S.E. & Co. KGaA	118,115	3,269
GEA Group A.G.	43,947	1,837
Hannover Rueck S.E.	16,871	3,578
Heidelberg Materials A.G.	39,833	3,271
HelloFresh S.E.*	47,772	1,181
Henkel A.G. & Co. KGaA	29,981	2,110
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% (1)continued
Germany – 7.8%continued
Infineon Technologies A.G.	361,104	$14,892
Knorr-Bremse A.G.	19,782	1,510
LEG Immobilien S.E.*	20,293	1,165
Mercedes-Benz Group A.G.	236,873	19,064
Merck KGaA	35,800	5,919
MTU Aero Engines A.G.	14,700	3,809
Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen (Registered)	38,845	14,566
Nemetschek S.E.	15,821	1,185
Puma S.E.	29,826	1,794
Rational A.G.	1,462	1,058
Rheinmetall A.G.	12,038	3,305
RWE A.G.	174,879	7,612
SAP S.E.	289,317	39,504
Scout24 S.E.	22,205	1,408
Siemens A.G. (Registered)	210,518	35,040
Siemens Energy A.G.*	143,156	2,527
Siemens Healthineers A.G.(2)	78,013	4,415
Symrise A.G.	36,672	3,842
Talanx A.G.	17,775	1,019
Telefonica Deutschland Holding A.G.	239,128	672
Volkswagen A.G.	8,561	1,428
Vonovia S.E.	197,328	3,853
Wacker Chemie A.G.	5,401	741
Zalando S.E.(2) *	61,634	1,773
		344,543
Hong Kong – 2.3%
AIA Group Ltd.	3,215,886	32,812
CK Asset Holdings Ltd.	561,638	3,117
CK Infrastructure Holdings Ltd.	187,853	994
CLP Holdings Ltd.	465,014	3,620
Futu Holdings Ltd. ADR*	17,399	691
Hang Lung Properties Ltd.	551,501	851
Hang Seng Bank Ltd.	208,179	2,965
Henderson Land Development Co. Ltd.	379,929	1,133
HKT Trust & HKT Ltd.	1,102,220	1,284
Hong Kong & China Gas Co. Ltd.	3,080,005	2,664
Hong Kong Exchanges & Clearing Ltd.	332,296	12,637
Hongkong Land Holdings Ltd.	308,300	1,205
Jardine Matheson Holdings Ltd.	44,800	2,272
Link REIT	692,978	3,858
MTR Corp. Ltd.	443,636	2,042
New World Development Co. Ltd.	410,111	1,013

EQUITY FUNDS    78    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% (1)continued
Hong Kong – 2.3%continued
Power Assets Holdings Ltd.	378,817	$1,987
Prudential PLC	760,321	10,722
Sino Land Co. Ltd.	989,217	1,216
Sun Hung Kai Properties Ltd.	397,258	5,011
Swire Pacific Ltd., Class A	129,551	997
Swire Properties Ltd.	340,587	840
Techtronic Industries Co. Ltd.	377,833	4,134
WH Group Ltd.(2)	2,284,213	1,214
Wharf Real Estate Investment Co. Ltd.	465,766	2,331
		101,610
Ireland – 0.6%
AerCap Holdings N.V.*	47,215	2,999
AIB Group PLC	386,423	1,626
Bank of Ireland Group PLC	302,218	2,887
CRH PLC	204,661	11,304
Irish Bank Resolution Corp. Ltd.(3) *	99,788	—
Kerry Group PLC, Class A	43,947	4,288
Kingspan Group PLC	43,403	2,890
Smurfit Kappa Group PLC	72,024	2,404
		28,398
Israel – 0.6%
Azrieli Group Ltd.	10,107	571
Bank Hapoalim B.M.	348,624	2,859
Bank Leumi Le-Israel B.M.	421,627	3,159
Check Point Software Technologies Ltd.*	26,657	3,349
Elbit Systems Ltd.	7,084	1,477
ICL Group Ltd.	225,393	1,234
Israel Discount Bank Ltd., Class A	355,469	1,767
Mizrahi Tefahot Bank Ltd.	42,271	1,413
Nice Ltd.*	17,821	3,678
Teva Pharmaceutical Industries Ltd. ADR*	319,045	2,402
Tower Semiconductor Ltd.*	32,538	1,202
Wix.com Ltd.*	14,651	1,146
		24,257
Italy – 2.1%
Amplifon S.p.A.	36,670	1,346
Assicurazioni Generali S.p.A.	278,431	5,671
Coca-Cola HBC A.G. - CDI*	64,134	1,911
Davide Campari-Milano N.V.	141,593	1,962
DiaSorin S.p.A.	7,183	748
Enel S.p.A.	2,245,559	15,127
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% (1)continued
Italy – 2.1%continued
Eni S.p.A.	640,204	$9,231
Ferrari N.V.	18,769	6,145
Ferrari N.V. (New York Exchange)	16,188	5,265
FinecoBank Banca Fineco S.p.A.	171,590	2,315
Infrastrutture Wireless Italiane S.p.A.	96,117	1,269
Intesa Sanpaolo S.p.A.	4,449,431	11,695
Mediobanca Banca di Credito Finanziario S.p.A.	149,456	1,792
Moncler S.p.A.	56,229	3,891
Nexi S.p.A.*	165,879	1,302
Poste Italiane S.p.A.	138,949	1,507
Prysmian S.p.A.	69,339	2,904
Recordati Industria Chimica e Farmaceutica S.p.A.	27,580	1,318
Snam S.p.A.	553,450	2,892
Telecom Italia S.p.A.*	3,047,503	859
Terna - Rete Elettrica Nazionale	382,995	3,262
UniCredit S.p.A.	509,768	11,888
		94,300
Japan – 22.1%
Advantest Corp.	53,000	7,100
Aeon Co. Ltd.	183,400	3,754
AGC, Inc.	56,400	2,030
Aisin Corp.	40,200	1,243
Ajinomoto Co., Inc.	127,200	5,065
ANA Holdings, Inc.*	46,800	1,117
Asahi Group Holdings Ltd.	132,700	5,144
Asahi Intecc Co. Ltd.	59,600	1,172
Asahi Kasei Corp.	350,900	2,382
Astellas Pharma, Inc.	499,900	7,449
Azbil Corp.	32,700	1,035
Bandai Namco Holdings, Inc.	168,000	3,887
BayCurrent Consulting, Inc.	38,300	1,439
Bridgestone Corp.	157,000	6,451
Brother Industries Ltd.	63,000	924
Canon, Inc.	277,600	7,325
Capcom Co. Ltd.	47,000	1,863
Central Japan Railway Co.	39,700	4,979
Chiba Bank (The) Ltd.	154,000	934
Chubu Electric Power Co., Inc.	177,300	2,165
Chugai Pharmaceutical Co. Ltd.	185,565	5,277
Concordia Financial Group Ltd.	289,900	1,143
CyberAgent, Inc.	116,800	853
Dai Nippon Printing Co. Ltd.	63,700	1,806

NORTHERN FUNDS QUARTERLY REPORT     79    EQUITY FUNDS

Schedule of Investments
INTERNATIONAL EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% (1)continued
Japan – 22.1%continued
Daifuku Co. Ltd.	87,900	$1,800
Dai-ichi Life Holdings, Inc.	259,500	4,978
Daiichi Sankyo Co. Ltd.	512,000	16,236
Daikin Industries Ltd.	72,900	14,881
Daito Trust Construction Co. Ltd.	17,100	1,735
Daiwa House Industry Co. Ltd.	170,100	4,496
Daiwa House REIT Investment Corp.	640	1,228
Daiwa Securities Group, Inc.	367,800	1,903
Denso Corp.	119,000	8,023
Dentsu Group, Inc.	54,918	1,801
Disco Corp.	25,400	4,018
East Japan Railway Co.	83,312	4,620
Eisai Co. Ltd.	69,700	4,697
ENEOS Holdings, Inc.	790,997	2,710
FANUC Corp.	264,900	9,314
Fast Retailing Co. Ltd.	48,400	12,425
Fuji Electric Co. Ltd.	35,700	1,573
FUJIFILM Holdings Corp.	103,400	6,141
Fujitsu Ltd.	48,600	6,266
GLP J-REIT	1,264	1,246
GMO Payment Gateway, Inc.	11,400	890
Hakuhodo DY Holdings, Inc.	58,600	619
Hamamatsu Photonics K.K.	40,470	1,987
Hankyu Hanshin Holdings, Inc.	62,800	2,080
Hikari Tsushin, Inc.	5,800	834
Hirose Electric Co. Ltd.	7,928	1,055
Hitachi Construction Machinery Co. Ltd.	29,900	842
Hitachi Ltd.	259,300	16,048
Honda Motor Co. Ltd.	425,100	12,842
Hoshizaki Corp.	32,200	1,158
Hoya Corp.	98,900	11,798
Hulic Co. Ltd.	108,100	928
Ibiden Co. Ltd.	32,200	1,826
Idemitsu Kosan Co. Ltd.	56,388	1,132
Iida Group Holdings Co. Ltd.	41,264	698
Inpex Corp.	266,600	2,973
Isuzu Motors Ltd.	155,300	1,891
ITOCHU Corp.	328,900	13,080
Itochu Techno-Solutions Corp.	27,600	698
Japan Airlines Co. Ltd.	42,200	917
Japan Exchange Group, Inc.	137,000	2,397
Japan Metropolitan Fund Invest	1,909	1,275
Japan Post Bank Co. Ltd.	419,700	3,288
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% (1)continued
Japan – 22.1%continued
Japan Post Holdings Co. Ltd.	606,500	$4,361
Japan Post Insurance Co. Ltd.	58,100	874
Japan Real Estate Investment Corp.	359	1,366
Japan Tobacco, Inc.	332,100	7,279
JFE Holdings, Inc.	134,100	1,924
JSR Corp.	48,700	1,400
Kajima Corp.	115,900	1,753
Kansai Electric Power (The) Co., Inc.	202,000	2,538
Kao Corp.	127,300	4,611
Kawasaki Kisen Kaisha Ltd.	40,000	970
KDDI Corp.	413,800	12,789
Keio Corp.	27,500	865
Keisei Electric Railway Co. Ltd.	35,200	1,459
Keyence Corp.	53,856	25,469
Kikkoman Corp.	37,100	2,094
Kintetsu Group Holdings Co. Ltd.	48,800	1,691
Kirin Holdings Co. Ltd.	210,100	3,068
Kobayashi Pharmaceutical Co. Ltd.	14,300	778
Kobe Bussan Co. Ltd.	39,800	1,029
Koei Tecmo Holdings Co. Ltd.	31,440	544
Koito Manufacturing Co. Ltd.	56,328	1,022
Komatsu Ltd.	254,800	6,894
Konami Group Corp.	27,300	1,431
Kose Corp.	9,600	923
Kubota Corp.	277,900	4,048
Kurita Water Industries Ltd.	28,900	1,111
Kyocera Corp.	88,900	4,832
Kyowa Kirin Co. Ltd.	74,200	1,372
Lasertec Corp.	21,100	3,189
Lixil Corp.	81,600	1,036
M3, Inc.	125,100	2,705
Makita Corp.	65,000	1,825
Marubeni Corp.	422,100	7,211
MatsukiyoCocokara & Co.	31,300	1,759
Mazda Motor Corp.	154,800	1,513
McDonald's Holdings Co. Japan Ltd.	23,600	918
MEIJI Holdings Co. Ltd.	65,452	1,462
MINEBEA MITSUMI, Inc.	99,700	1,888
MISUMI Group, Inc.	78,000	1,561
Mitsubishi Chemical Group Corp.	347,600	2,096
Mitsubishi Corp.	343,300	16,641
Mitsubishi Electric Corp.	534,900	7,517
Mitsubishi Estate Co. Ltd.	309,500	3,692
Mitsubishi HC Capital, Inc.	248,800	1,482

EQUITY FUNDS    80    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% (1)continued
Japan – 22.1%continued
Mitsubishi Heavy Industries Ltd.	90,800	$4,248
Mitsubishi UFJ Financial Group, Inc.	3,163,495	23,351
Mitsui & Co. Ltd.	363,200	13,666
Mitsui Chemicals, Inc.	45,400	1,342
Mitsui Fudosan Co. Ltd.	248,500	4,958
Mitsui OSK Lines Ltd.	94,900	2,271
Mizuho Financial Group, Inc.	668,918	10,210
MonotaRO Co. Ltd.	72,100	919
MS&AD Insurance Group Holdings, Inc.	118,743	4,231
Murata Manufacturing Co. Ltd.	158,391	9,088
NEC Corp.	67,800	3,297
Nexon Co. Ltd.	107,400	2,058
NGK Insulators Ltd.	66,100	791
Nidec Corp.	114,900	6,316
Nintendo Co. Ltd.	287,600	13,082
Nippon Building Fund, Inc.	410	1,613
NIPPON EXPRESS HOLDINGS, Inc.	21,100	1,190
Nippon Paint Holdings Co. Ltd.	259,700	2,147
Nippon Prologis REIT, Inc.	596	1,196
Nippon Sanso Holdings Corp.	51,400	1,117
Nippon Shinyaku Co. Ltd.	14,100	575
Nippon Steel Corp.	222,861	4,678
Nippon Telegraph & Telephone Corp.	8,260,300	9,788
Nippon Yusen K.K.	134,700	2,993
Nissan Chemical Corp.	35,100	1,513
Nissan Motor Co. Ltd.	637,400	2,632
Nisshin Seifun Group, Inc.	56,505	698
Nissin Foods Holdings Co. Ltd.	17,100	1,412
Nitori Holdings Co. Ltd.	22,300	2,495
Nitto Denko Corp.	41,200	3,054
Nomura Holdings, Inc.	799,500	3,034
Nomura Real Estate Holdings, Inc.	32,700	778
Nomura Real Estate Master Fund, Inc.	1,149	1,325
Nomura Research Institute Ltd.	109,622	3,023
NTT Data Group Corp.	175,500	2,457
Obayashi Corp.	177,300	1,536
Obic Co. Ltd.	19,500	3,126
Odakyu Electric Railway Co. Ltd.	79,300	1,063
Oji Holdings Corp.	235,200	881
Olympus Corp.	331,500	5,247
Omron Corp.	47,800	2,928
Ono Pharmaceutical Co. Ltd.	105,900	1,920
Open House Group Co. Ltd.	22,200	801
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% (1)continued
Japan – 22.1%continued
Oracle Corp. Japan	10,900	$810
Oriental Land Co. Ltd.	301,900	11,787
ORIX Corp.	325,300	5,949
Osaka Gas Co. Ltd.	102,400	1,571
Otsuka Corp.	31,000	1,206
Otsuka Holdings Co. Ltd.	107,815	3,951
Pan Pacific International Holdings Corp.	107,900	1,934
Panasonic Corp.	611,300	7,488
Persol Holdings Co. Ltd.	48,100	870
Rakuten Group, Inc.	428,200	1,491
Recruit Holdings Co. Ltd.	398,800	12,727
Renesas Electronics Corp.*	351,700	6,656
Resona Holdings, Inc.	603,010	2,890
Ricoh Co. Ltd.	149,800	1,279
Rohm Co. Ltd.	24,900	2,354
SBI Holdings, Inc.	66,960	1,293
SCSK Corp.	45,500	716
Secom Co. Ltd.	57,800	3,914
Seiko Epson Corp.	81,000	1,258
Sekisui Chemical Co. Ltd.	100,100	1,448
Sekisui House Ltd.	169,900	3,438
Seven & i Holdings Co. Ltd.	208,100	8,998
SG Holdings Co. Ltd.	87,200	1,244
Sharp Corp.*	56,200	313
Shimadzu Corp.	66,700	2,065
Shimano, Inc.	21,200	3,549
Shimizu Corp.	164,100	1,036
Shin-Etsu Chemical Co. Ltd.	504,200	16,758
Shionogi & Co. Ltd.	71,700	3,029
Shiseido Co. Ltd.	112,700	5,106
Shizuoka Financial Group, Inc.	123,300	896
SMC Corp.	15,800	8,782
SoftBank Corp.	795,400	8,509
SoftBank Group Corp.	284,300	13,493
Sompo Holdings, Inc.	87,845	3,938
Sony Group Corp.	349,200	31,322
Square Enix Holdings Co. Ltd.	23,500	1,094
Subaru Corp.	174,400	3,300
SUMCO Corp.	100,100	1,417
Sumitomo Chemical Co. Ltd.	405,600	1,235
Sumitomo Corp.	311,200	6,612
Sumitomo Electric Industries Ltd.	198,700	2,438
Sumitomo Metal Mining Co. Ltd.	69,100	2,227
Sumitomo Mitsui Financial Group, Inc.	361,842	15,487

NORTHERN FUNDS QUARTERLY REPORT     81    EQUITY FUNDS

Schedule of Investments
INTERNATIONAL EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% (1)continued
Japan – 22.1%continued
Sumitomo Mitsui Trust Holdings, Inc.	91,519	$3,275
Sumitomo Realty & Development Co. Ltd.	78,500	1,946
Suntory Beverage & Food Ltd.	37,700	1,367
Suzuki Motor Corp.	103,300	3,754
Sysmex Corp.	46,098	3,151
T&D Holdings, Inc.	137,700	2,034
Taisei Corp.	46,700	1,633
Takeda Pharmaceutical Co. Ltd.	437,866	13,763
TDK Corp.	107,200	4,151
Terumo Corp.	185,700	5,906
TIS, Inc.	63,000	1,579
Tobu Railway Co. Ltd.	50,900	1,366
Toho Co. Ltd.	33,000	1,255
Tokio Marine Holdings, Inc.	499,300	11,528
Tokyo Electric Power Co. Holdings, Inc.*	426,000	1,562
Tokyo Electron Ltd.	124,000	17,757
Tokyo Gas Co. Ltd.	107,200	2,342
Tokyu Corp.	153,500	1,851
TOPPAN, Inc.	66,900	1,445
Toray Industries, Inc.	384,500	2,148
Toshiba Corp.	113,000	3,542
Tosoh Corp.	77,100	914
TOTO Ltd.	38,500	1,161
Toyota Industries Corp.	40,500	2,905
Toyota Motor Corp.	2,933,320	46,878
Toyota Tsusho Corp.	58,900	2,940
Trend Micro, Inc.	38,100	1,845
Unicharm Corp.	110,600	4,098
USS Co. Ltd.	56,800	941
Welcia Holdings Co. Ltd.	27,100	564
West Japan Railway Co.	61,000	2,539
Yakult Honsha Co. Ltd.	36,900	2,338
Yamaha Corp.	40,100	1,542
Yamaha Motor Co. Ltd.	83,000	2,392
Yamato Holdings Co. Ltd.	79,500	1,438
Yaskawa Electric Corp.	65,900	3,034
Yokogawa Electric Corp.	61,500	1,129
Z Holdings Corp.	751,200	1,814
ZOZO, Inc.	33,100	685
		972,312
Jordan – 0.0%
Hikma Pharmaceuticals PLC	46,136	1,108
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% (1)continued
Luxembourg – 0.1%
ArcelorMittal S.A.	131,773	$3,590
Eurofins Scientific S.E.	37,240	2,366
		5,956
Macau – 0.1%
Galaxy Entertainment Group Ltd.*	596,148	3,805
Sands China Ltd.*	684,699	2,343
		6,148
Netherlands – 5.5%
ABN AMRO Bank N.V. - C.V.A.	114,741	1,785
Adyen N.V.*	5,986	10,371
Aegon N.V.	460,956	2,335
Akzo Nobel N.V.	46,755	3,820
Argenx S.E.*	15,347	5,971
ASM International N.V.	12,952	5,508
ASML Holding N.V.	111,670	80,835
Euronext N.V.	23,431	1,594
EXOR N.V.	29,902	2,672
Ferrovial S.E.	140,180	4,438
Heineken Holding N.V.	32,778	2,850
Heineken N.V.	71,548	7,363
IMCD N.V.	15,570	2,240
ING Groep N.V.	1,001,342	13,523
JDE Peet's N.V.	37,057	1,102
Koninklijke Ahold Delhaize N.V.	270,405	9,223
Koninklijke KPN N.V.	904,080	3,227
Koninklijke Philips N.V.*	262,557	5,682
NN Group N.V.	73,002	2,709
OCI N.V.*	31,429	754
Randstad N.V.	30,011	1,582
Shell PLC	1,896,824	56,475
Universal Music Group N.V.	225,439	5,009
Wolters Kluwer N.V.	71,392	9,065
		240,133
New Zealand – 0.3%
Auckland International Airport Ltd.*	358,943	1,881
Fisher & Paykel Healthcare Corp. Ltd.	166,283	2,499
Mercury NZ Ltd.	177,324	708
Meridian Energy Ltd.	336,212	1,159
Spark New Zealand Ltd.	528,543	1,652
Xero Ltd.*	39,294	3,140
		11,039
Norway – 0.6%
Aker BP ASA	90,785	2,127

EQUITY FUNDS    82    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% (1)continued
Norway – 0.6%continued
DNB Bank ASA	253,278	$4,735
Equinor ASA	262,610	7,629
Gjensidige Forsikring ASA	59,937	961
Kongsberg Gruppen ASA	24,750	1,126
Mowi ASA	119,383	1,895
Norsk Hydro ASA	379,550	2,256
Orkla ASA	200,960	1,443
Salmar ASA	19,696	794
Telenor ASA	200,808	2,036
		25,002
Portugal – 0.2%
Banco Espirito Santo S.A. (Registered)(3) *	882,815	—
EDP - Energias de Portugal S.A.	807,549	3,953
Galp Energia SGPS S.A.	141,287	1,652
Jeronimo Martins SGPS S.A.	81,111	2,236
		7,841
Singapore – 1.6%
CapitaLand Ascendas REIT	959,992	1,936
CapitaLand Ascott Trust	1	—
CapitaLand Integrated Commercial Trust	1,438,716	2,035
CapitaLand Investment Ltd.	717,062	1,763
City Developments Ltd.	127,800	637
DBS Group Holdings Ltd.	500,905	11,712
Genting Singapore Ltd.	1,705,280	1,183
Grab Holdings Ltd., Class A*	510,028	1,749
Jardine Cycle & Carriage Ltd.	27,300	705
Keppel Corp. Ltd.	404,250	2,012
Mapletree Logistics Trust	971,787	1,167
Mapletree Pan Asia Commercial Trust	683,900	821
Oversea-Chinese Banking Corp. Ltd.	940,151	8,566
Sea Ltd. ADR*	100,805	5,851
Seatrium Ltd.*	12,063,224	1,117
Singapore Airlines Ltd.	364,635	1,930
Singapore Exchange Ltd.	235,500	1,677
Singapore Technologies Engineering Ltd.	440,300	1,201
Singapore Telecommunications Ltd.	2,307,325	4,275
STMicroelectronics N.V.	188,765	9,391
United Overseas Bank Ltd.	349,549	7,246
UOL Group Ltd.	122,280	582
Venture Corp. Ltd.	81,100	886
		68,442
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% (1)continued
South Africa – 0.2%
Anglo American PLC	350,498	$9,935
South Korea – 0.0%
Delivery Hero S.E.*	46,850	2,065
Spain – 2.5%
Acciona S.A.	7,195	1,222
ACS Actividades de Construccion y Servicios S.A.	56,830	1,998
Aena S.M.E. S.A.	20,934	3,384
Amadeus IT Group S.A.*	124,370	9,482
Banco Bilbao Vizcaya Argentaria S.A.	1,665,399	12,841
Banco Santander S.A.	4,548,863	16,879
CaixaBank S.A.	1,138,964	4,724
Cellnex Telecom S.A.*	155,384	6,299
Corp. ACCIONA Energias Renovables S.A.	19,010	636
EDP Renovaveis S.A.	68,681	1,376
Enagas S.A.	72,079	1,416
Endesa S.A.	86,581	1,860
Grifols S.A.*	89,490	1,148
Iberdrola S.A.	1,614,410	21,087
Industria de Diseno Textil S.A.	301,986	11,733
Naturgy Energy Group S.A.	36,989	1,102
Redeia Corp. S.A.	115,063	1,932
Repsol S.A.	363,983	5,292
Telefonica S.A.	1,432,089	5,810
		110,221
Sweden – 3.0%
Alfa Laval AB	79,274	2,891
Assa Abloy AB, Class B	276,388	6,634
Atlas Copco AB, Class A	746,746	10,770
Atlas Copco AB, Class B	427,504	5,327
Beijer Ref AB	99,176	1,267
Boliden AB	78,163	2,262
Embracer Group AB*	188,740	472
Epiroc AB, Class A	176,925	3,351
Epiroc AB, Class B	111,843	1,809
EQT AB	96,757	1,864
Essity AB, Class B	167,095	4,448
Evolution AB	50,604	6,413
Fastighets AB Balder, Class B*	166,288	608
Getinge AB, Class B	65,425	1,147
Hennes & Mauritz AB, Class B	180,619	3,106
Hexagon AB, Class B	570,415	7,024
Holmen AB, Class B	24,700	888

NORTHERN FUNDS QUARTERLY REPORT     83    EQUITY FUNDS

Schedule of Investments
INTERNATIONAL EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% (1)continued
Sweden – 3.0%continued
Husqvarna AB, Class B	123,626	$1,121
Industrivarden AB, Class A	35,290	978
Industrivarden AB, Class C	40,743	1,124
Indutrade AB	76,366	1,723
Investment AB Latour, Class B	43,691	867
Investor AB, Class A	125,007	2,502
Investor AB, Class B	473,237	9,469
Kinnevik AB, Class B*	69,753	968
L E Lundbergforetagen AB, Class B	22,433	955
Lifco AB, Class B	62,523	1,361
Nibe Industrier AB, Class B	417,572	3,969
Saab AB, Class B	23,163	1,252
Sagax AB, Class B	51,523	1,018
Sandvik AB	292,424	5,710
Securitas AB, Class B	141,031	1,158
Skandinaviska Enskilda Banken AB, Class A	446,730	4,943
Skanska AB, Class B	97,142	1,363
SKF AB, Class B	92,471	1,610
Svenska Cellulosa AB S.C.A., Class B	168,216	2,146
Svenska Handelsbanken AB, Class A	414,387	3,476
Swedbank AB, Class A	234,368	3,958
Swedish Orphan Biovitrum AB*	50,667	988
Tele2 AB, Class B	155,872	1,290
Telefonaktiebolaget LM Ericsson, Class B	806,109	4,397
Telia Co. AB	660,738	1,449
Volvo AB, Class A	55,885	1,192
Volvo AB, Class B	414,830	8,604
Volvo Car AB, Class B*	176,529	702
		130,574
Switzerland – 6.0%
ABB Ltd. (Registered)	435,548	17,138
Adecco Group A.G. (Registered)	42,621	1,391
Alcon, Inc.	138,348	11,495
Bachem Holding A.G.	9,370	818
Baloise Holding A.G. (Registered)	12,252	1,802
Banque Cantonale Vaudoise (Registered)	8,446	892
Barry Callebaut A.G. (Registered)	997	1,925
BKW A.G.	5,956	1,052
Chocoladefabriken Lindt & Spruengli A.G. (Participation Certificate)	275	3,454
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% (1)continued
Switzerland – 6.0%continued
Chocoladefabriken Lindt & Spruengli A.G. (Registered)	30	$3,722
Cie Financiere Richemont S.A., Class A (Registered)	144,478	24,514
Clariant A.G. (Registered)*	61,024	882
DSM-Firmenich A.G.	48,243	5,192
Dufry A.G. (Registered)*	28,300	1,290
EMS-Chemie Holding A.G. (Registered)	1,925	1,458
Geberit A.G. (Registered)	9,396	4,919
Givaudan S.A. (Registered)	2,554	8,473
Helvetia Holding A.G. (Registered)	10,766	1,457
Julius Baer Group Ltd.	58,801	3,708
Kuehne + Nagel International A.G. (Registered)	15,023	4,441
Logitech International S.A. (Registered)	45,350	2,696
Lonza Group A.G. (Registered)	20,615	12,311
Novartis A.G. (Registered)	568,104	57,337
Partners Group Holding A.G.	6,269	5,903
Schindler Holding A.G. (Participation Certificate)	11,243	2,638
Schindler Holding A.G. (Registered)	6,375	1,433
SGS S.A. (Registered)	41,293	3,900
SIG Group A.G.*	87,468	2,417
Sika A.G. (Registered)	40,370	11,547
Sonova Holding A.G. (Registered)	14,311	3,812
Straumann Holding A.G. (Registered)	30,612	4,971
Swatch Group (The) A.G. (Bearer)	8,382	2,457
Swatch Group (The) A.G. (Registered)	12,980	713
Swiss Life Holding A.G. (Registered)	8,689	5,084
Swiss Prime Site A.G. (Registered)	20,924	1,816
Swisscom A.G. (Registered)	7,162	4,468
Temenos A.G. (Registered)	17,485	1,392
UBS Group A.G. (Registered)	911,129	18,538
VAT Group A.G.	7,451	3,086
Zurich Insurance Group A.G.	41,746	19,834
		266,376
United Kingdom – 11.2%
3i Group PLC	269,725	6,698
abrdn PLC	540,002	1,499
Admiral Group PLC	61,193	1,622
Ashtead Group PLC	121,226	8,418
Associated British Foods PLC	95,876	2,432
AstraZeneca PLC	429,486	61,519
Auto Trader Group PLC(2)	250,806	1,944

EQUITY FUNDS    84    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% (1)continued
United Kingdom – 11.2%continued
Aviva PLC	766,040	$3,861
BAE Systems PLC	846,160	9,984
Barclays PLC	4,299,210	8,398
Barratt Developments PLC	266,036	1,397
Berkeley Group Holdings PLC	28,723	1,431
BP PLC	4,898,402	28,699
British American Tobacco PLC	588,203	19,515
British Land (The) Co. PLC	258,150	996
BT Group PLC	1,917,583	2,983
Bunzl PLC	93,526	3,561
Burberry Group PLC	103,717	2,791
Centrica PLC	1,634,226	2,574
CK Hutchison Holdings Ltd.	732,638	4,484
CNH Industrial N.V.	289,572	4,185
Coca-Cola Europacific Partners PLC	56,718	3,654
Compass Group PLC	483,456	13,524
Croda International PLC	39,449	2,819
DCC PLC	27,447	1,534
Diageo PLC	624,471	26,787
Entain PLC	166,013	2,696
Halma PLC	107,207	3,103
Hargreaves Lansdown PLC	93,117	964
HSBC Holdings PLC	5,536,759	43,793
Imperial Brands PLC	242,388	5,360
Informa PLC	379,521	3,498
InterContinental Hotels Group PLC	47,601	3,287
Intertek Group PLC	44,747	2,429
J Sainsbury PLC	452,361	1,549
JD Sports Fashion PLC	705,144	1,307
Johnson Matthey PLC	49,949	1,111
Just Eat Takeaway.com N.V.*	62,042	952
Kingfisher PLC	554,740	1,632
Land Securities Group PLC	194,068	1,419
Legal & General Group PLC	1,650,078	4,783
Lloyds Banking Group PLC	18,348,584	10,172
London Stock Exchange Group PLC	111,297	11,794
M&G PLC	605,565	1,474
National Grid PLC	1,022,077	13,506
NatWest Group PLC	1,586,518	4,871
Next PLC	33,756	2,964
Ocado Group PLC*	159,465	1,152
Pearson PLC	176,835	1,864
Persimmon PLC	92,030	1,200
Phoenix Group Holdings PLC	215,294	1,455
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% (1)continued
United Kingdom – 11.2%continued
Reckitt Benckiser Group PLC	198,445	$14,903
RELX PLC	527,411	17,583
Rentokil Initial PLC	695,914	5,436
Rolls-Royce Holdings PLC*	2,311,730	4,440
Sage Group (The) PLC	286,851	3,370
Schroders PLC	218,977	1,218
Segro PLC	330,357	3,012
Severn Trent PLC	72,519	2,363
Smith & Nephew PLC	241,027	3,889
Smiths Group PLC	95,141	1,991
Spirax-Sarco Engineering PLC	20,754	2,734
SSE PLC	302,223	7,080
St. James's Place PLC	151,450	2,093
Standard Chartered PLC	665,612	5,805
Taylor Wimpey PLC	941,616	1,230
Tesco PLC	2,022,891	6,392
Unilever PLC	699,973	36,498
United Utilities Group PLC	196,781	2,403
Vodafone Group PLC	6,335,475	5,978
Whitbread PLC	57,265	2,464
Wise PLC, Class A*	179,474	1,498
WPP PLC	304,434	3,182
		491,206
United States – 7.2%
CSL Ltd.	133,595	24,722
CyberArk Software Ltd.*	11,069	1,730
Experian PLC	254,397	9,775
GSK PLC	1,135,350	20,056
Haleon PLC	1,400,739	5,765
Holcim A.G.*	153,438	10,316
James Hardie Industries PLC - CDI*	124,119	3,309
Monday.com Ltd.*	5,654	968
Nestle S.A. (Registered)	762,423	91,738
QIAGEN N.V.*	63,064	2,829
Roche Holding A.G. (Bearer)	8,813	2,892
Roche Holding A.G. (Genusschein)	194,787	59,526
Sanofi	314,438	33,709
Schneider Electric S.E.	150,342	27,402
Stellantis N.V.	97,669	1,713
Stellantis N.V. (New York Exchange)	521,934	9,187

NORTHERN FUNDS QUARTERLY REPORT     85    EQUITY FUNDS

Schedule of Investments
INTERNATIONAL EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% (1)continued
United States – 7.2%continued
Swiss Re A.G.	83,459	$8,404
Tenaris S.A.	130,622	1,955
		315,996
Total Common Stocks
(Cost $2,737,551)		4,302,029

PREFERRED STOCKS – 0.5% (1)
Germany – 0.5%
Bayerische Motoren Werke A.G., 8.22%(4)	17,343	1,972
Dr. Ing hc F Porsche A.G., 0.89%(4)	31,153	3,867
Henkel A.G. & Co. KGaA, 2.53%(4)	45,816	3,662
Porsche Automobil Holding S.E., 4.63%(4)	43,547	2,619
Sartorius A.G., 0.46%(4)	7,210	2,473
Volkswagen A.G., 7.13%(4)	56,379	7,562
		22,155
Total Preferred Stocks
(Cost $16,291)		22,155

INVESTMENT COMPANIES – 0.8%
iShares Core MSCI EAFE ETF	84,000	5,670
iShares MSCI EAFE ETF	310,000	22,475
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.91%(5) (6)	9,161,157	9,161
Total Investment Companies
(Cost $34,523)		37,306

Total Investments – 99.0%
(Cost $2,788,365)		4,361,490
Other Assets less Liabilities – 1.0%		42,906
Net Assets – 100.0%		$4,404,396

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(3)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(4)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of June 30, 2023 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

A.G. – Aktiengesellschaft (German: Stock Corporation)

AB – Aktiebolag (Sweden: Corporation)

ADR – American Depositary Receipt

ASA – Aksjeselskap (Norway: Stock Company)

CDI – CREST Depository Interest

EAFE – Europe, Australasia and the Far East

ETF – Exchange-Traded Fund

MSCI – Morgan Stanley Capital International

N.V. – Naamloze Vennootschap (Dutch: Limited Liability Company)

PLC – Public Limited Company

REIT – Real Estate Investment Trust

S.A. – Société Anonyme (French: Public Limited Company)

S.E. – Societas Europaea (German: Public Company)
Percentages shown are based on Net Assets.

EQUITY FUNDS    86    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
At June 30, 2023, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Bank of Montreal	Euro	1,700	United States Dollar	1,875	9/20/23	$13
JPMorgan Chase	United States Dollar	3,391	British Pound	2,670	9/20/23	—*
Morgan Stanley	Euro	1,700	United States Dollar	1,871	9/20/23	8
Morgan Stanley	Swiss Franc	2,000	United States Dollar	2,258	9/20/23	4
Toronto-Dominion Bank	United States Dollar	10,782	Euro	9,900	9/20/23	66
Subtotal Appreciation						91
Citibank	United States Dollar	1,900	Japanese Yen	261,010	9/20/23	(67)
UBS	United States Dollar	4,629	Japanese Yen	650,000	9/20/23	(65)
Subtotal Depreciation						(132)
Total						$(41)

*	Amount rounds to less than one thousand.
At June 30, 2023, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Euro Stoxx 50 (Euro)	437	$21,110	Long	9/23	$330
FTSE 100 Index (British Pound)	118	11,302	Long	9/23	(72)
Hang Seng Index (Hong Kong Dollar)	7	840	Long	7/23	1
SPI 200 Index (Australian Dollar)	48	5,724	Long	9/23	60
Topix Index (Japanese Yen)	79	12,527	Long	9/23	424
Total					$743
At June 30, 2023, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF NET ASSETS
Euro	32.8%
Japanese Yen	22.1
British Pound	14.4
Swiss Franc	9.9
Australian Dollar	7.2
All other currencies less than 5%	12.6
Total Investments	99.0
Other Assets less Liabilities	1.0
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2023 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2023:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Hong Kong	$691	$100,919	$—	$101,610
Ireland	2,999	25,399	—	28,398
Israel	6,897	17,360	—	24,257
Italy	5,265	89,035	—	94,300
Singapore	7,600	60,842	—	68,442
United Kingdom	3,654	487,552	—	491,206
United States	4,411	311,585	—	315,996
All Other Countries(1)	—	3,177,820	—	3,177,820
Total Common Stocks	31,517	4,270,512	—	4,302,029
Preferred Stocks	—	22,155	—	22,155
Investment Companies	37,306	—	—	37,306
Total Investments	$68,823	$4,292,667	$—	$4,361,490

NORTHERN FUNDS QUARTERLY REPORT     87    EQUITY FUNDS

Schedule of Investments
INTERNATIONAL EQUITY INDEX FUND continued	June 30, 2023 (UNAUDITED)
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$91	$—	$91
Futures Contracts	815	—	—	815
Liabilities
Forward Foreign Currency Exchange Contracts	—	(132)	—	(132)
Futures Contracts	(72)	—	—	(72)
Total Other Financial Instruments	$743	$(41)	$—	$702

(1)	Classifications as defined in the Schedule of Investments.
Transactions in  affiliated investments for the three months ended June 30, 2023, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$6,457	$63,601	$60,897	$84	$9,161	$9,161,157
EQUITY FUNDS    88    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
LARGE CAP CORE FUND	June 30, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 99.3%
Aerospace & Defense – 0.9%
General Dynamics Corp.	3,275	$705
Lockheed Martin Corp.	3,393	1,562
		2,267
Air Freight & Logistics – 1.3%
Expeditors International of Washington, Inc.	14,208	1,721
United Parcel Service, Inc., Class B	8,432	1,512
		3,233
Automobiles – 1.3%
Tesla, Inc.*	12,593	3,297
Banks – 3.0%
Bank of America Corp.	54,194	1,555
Bank OZK	13,935	560
Citigroup, Inc.	33,085	1,523
JPMorgan Chase & Co.	21,222	3,086
U.S. Bancorp	26	1
Wells Fargo & Co.	19,632	838
		7,563
Beverages – 1.0%
Coca-Cola (The) Co.	28,153	1,695
PepsiCo, Inc.	4,494	833
		2,528
Biotechnology – 1.9%
AbbVie, Inc.	3,191	430
Amgen, Inc.	9,612	2,134
Gilead Sciences, Inc.	24,364	1,878
Vertex Pharmaceuticals, Inc.*	1,347	474
		4,916
Broadline Retail – 3.3%
Amazon.com, Inc.*	53,815	7,015
eBay, Inc.	32,207	1,440
		8,455
Building Products – 0.2%
Carrier Global Corp.	11,862	590
Capital Markets – 2.6%
Affiliated Managers Group, Inc.	10,822	1,622
Ameriprise Financial, Inc.	2,827	939
Bank of New York Mellon (The) Corp.	37,817	1,684
Goldman Sachs Group (The), Inc.	2,734	882
Jefferies Financial Group, Inc.	37,241	1,235
Robinhood Markets, Inc., Class A*	17,845	178
		6,540
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%continued
Chemicals – 1.2%
CF Industries Holdings, Inc.	9,147	$635
LyondellBasell Industries N.V., Class A	14,908	1,369
Mosaic (The) Co.	888	31
Olin Corp.	21,346	1,097
		3,132
Communications Equipment – 1.2%
Cisco Systems, Inc.	57,677	2,984
Consumer Finance – 0.4%
Capital One Financial Corp.	3,329	364
Discover Financial Services	36	4
SLM Corp.	22,386	366
SoFi Technologies, Inc.*	5,976	50
Synchrony Financial	9,527	323
		1,107
Consumer Staples Distribution & Retail – 1.2%
Albertsons Cos., Inc., Class A	1,984	43
Casey's General Stores, Inc.	80	20
Costco Wholesale Corp.	21	11
Kroger (The) Co.	35,725	1,679
Walmart, Inc.	7,687	1,208
		2,961
Diversified Consumer Services – 0.4%
Grand Canyon Education, Inc.*	991	102
H&R Block, Inc.	29,669	946
		1,048
Diversified Telecommunication Services – 0.7%
AT&T, Inc.	114,717	1,830
Electric Utilities – 1.7%
Constellation Energy Corp.	12,229	1,120
Edison International	877	61
Entergy Corp.	196	19
Exelon Corp.	36,688	1,495
FirstEnergy Corp.	19,813	770
IDACORP, Inc.	4,149	426
NRG Energy, Inc.	10,359	387
OGE Energy Corp.	1,925	69
		4,347
Electrical Equipment – 0.5%
Acuity Brands, Inc.	7,992	1,303
Electronic Equipment, Instruments & Components – 0.6%
CDW Corp.	7,655	1,405

NORTHERN FUNDS QUARTERLY REPORT     89    EQUITY FUNDS

Schedule of Investments
LARGE CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%continued
Entertainment – 0.7%
Activision Blizzard, Inc.*	1,445	$122
Electronic Arts, Inc.	385	50
Netflix, Inc.*	959	422
Playtika Holding Corp.*	93,726	1,087
		1,681
Financial Services – 4.2%
Berkshire Hathaway, Inc., Class B*	13,041	4,447
Fidelity National Information Services, Inc.	10,194	558
Mastercard, Inc., Class A	3,595	1,414
MGIC Investment Corp.	104,075	1,643
PayPal Holdings, Inc.*	5,239	349
Visa, Inc., Class A	9,343	2,219
		10,630
Food Products – 1.4%
Archer-Daniels-Midland Co.	19	1
Campbell Soup Co.	28,259	1,292
General Mills, Inc.	21,255	1,630
Kellogg Co.	10,029	676
		3,599
Ground Transportation – 0.6%
Landstar System, Inc.	8,404	1,618
Health Care Equipment & Supplies – 2.0%
Abbott Laboratories	26,427	2,881
Hologic, Inc.*	19,349	1,567
IDEXX Laboratories, Inc.*	1,510	758
		5,206
Health Care Providers & Services – 3.7%
AmerisourceBergen Corp.	3,823	736
Cigna Group (The)	7,667	2,151
CVS Health Corp.	2,789	193
Elevance Health, Inc.	267	118
Humana, Inc.	2,634	1,178
McKesson Corp.	5,031	2,150
Quest Diagnostics, Inc.	1,777	250
UnitedHealth Group, Inc.	5,508	2,647
		9,423
Hotel & Resort Real Estate Investment Trusts – 0.6%
Host Hotels & Resorts, Inc.	84,299	1,419
Hotels, Restaurants & Leisure – 1.7%
Booking Holdings, Inc.*	683	1,845
Boyd Gaming Corp.	10,223	709
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%continued
Hotels, Restaurants & Leisure – 1.7%continued
Expedia Group, Inc.*	7,761	$849
McDonald's Corp.	2,812	839
Starbucks Corp.	1,557	154
		4,396
Household Durables – 0.7%
NVR, Inc.*	290	1,842
Household Products – 1.2%
Kimberly-Clark Corp.	4,913	678
Procter & Gamble (The) Co.	15,269	2,317
		2,995
Independent Power & Renewable Electricity Producers – 0.4%
AES (The) Corp.	55,059	1,141
Industrial Conglomerates – 0.6%
3M Co.	15,508	1,552
Insurance – 2.1%
Aflac, Inc.	26,652	1,860
American International Group, Inc.	1,935	112
Assured Guaranty Ltd.	17,782	992
Brighthouse Financial, Inc.*	22,155	1,049
Globe Life, Inc.	6,890	755
Unum Group	10,673	509
		5,277
Interactive Media & Services – 6.1%
Alphabet, Inc., Class A*	90,593	10,844
Meta Platforms, Inc., Class A*	15,887	4,559
TripAdvisor, Inc.*	1,587	26
		15,429
IT Services – 1.9%
Accenture PLC, Class A	7,405	2,285
Amdocs Ltd.	14,618	1,445
Cognizant Technology Solutions Corp., Class A	5,954	389
Gartner, Inc.*	1,761	617
		4,736
Life Sciences Tools & Services – 0.9%
Mettler-Toledo International, Inc.*	805	1,056
Thermo Fisher Scientific, Inc.	87	45
Waters Corp.*	4,433	1,182
		2,283
Machinery – 2.7%
Allison Transmission Holdings, Inc.	33,589	1,896
Caterpillar, Inc.	10,352	2,547

EQUITY FUNDS    90    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%continued
Machinery – 2.7%continued
Esab Corp.	7,256	$483
Snap-on, Inc.	6,700	1,931
		6,857
Media – 1.5%
Comcast Corp., Class A	30,734	1,277
Fox Corp., Class A	26,611	905
Nexstar Media Group, Inc.	1,081	180
Omnicom Group, Inc.	14,090	1,341
		3,703
Metals & Mining – 1.2%
Nucor Corp.	10,429	1,710
Reliance Steel & Aluminum Co.	648	176
Steel Dynamics, Inc.	10,160	1,107
		2,993
Multi-Utilities – 0.4%
Ameren Corp.	2,100	172
Public Service Enterprise Group, Inc.	14,205	889
		1,061
Oil, Gas & Consumable Fuels – 4.0%
Chevron Corp.	3,804	599
Exxon Mobil Corp.	37,530	4,025
Marathon Petroleum Corp.	14,447	1,684
Occidental Petroleum Corp.	28,269	1,662
Phillips 66	6,731	642
Valero Energy Corp.	13,605	1,596
		10,208
Personal Care Products – 0.1%
Olaplex Holdings, Inc.*	39,874	148
Pharmaceuticals – 4.6%
Bristol-Myers Squibb Co.	33,796	2,161
Eli Lilly & Co.	1,263	592
Johnson & Johnson	17,933	2,968
Merck & Co., Inc.	30,642	3,536
Pfizer, Inc.	65,632	2,408
		11,665
Professional Services – 0.8%
Automatic Data Processing, Inc.	2,537	558
Genpact Ltd.	3,687	138
Robert Half International, Inc.	11,606	873
Science Applications International Corp.	4,704	529
		2,098
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%continued
Real Estate Management & Development – 0.4%
CBRE Group, Inc., Class A*	14,092	$1,137
Retail Real Estate Investment Trusts – 0.7%
Simon Property Group, Inc.	15,850	1,830
Semiconductors & Semiconductor Equipment – 7.0%
Analog Devices, Inc.	11,380	2,217
Applied Materials, Inc.	12,877	1,861
Broadcom, Inc.	5,265	4,567
Cirrus Logic, Inc.*	3,202	259
KLA Corp.	2,709	1,314
Microchip Technology, Inc.	22,364	2,004
NVIDIA Corp.	11,271	4,768
Texas Instruments, Inc.	5,267	948
		17,938
Software – 9.5%
Adobe, Inc.*	5,650	2,763
Fair Isaac Corp.*	1,325	1,072
Fortinet, Inc.*	6,140	464
Microsoft Corp.	55,513	18,904
Oracle Corp.	9,236	1,100
		24,303
Specialized Real Estate Investment Trusts – 0.7%
Lamar Advertising Co., Class A	14	1
Public Storage	5,097	1,488
Weyerhaeuser Co.	10,063	337
		1,826
Specialty Retail – 2.3%
AutoZone, Inc.*	619	1,543
Bath & Body Works, Inc.	2,957	111
Home Depot (The), Inc.	6,989	2,171
Lowe's Cos., Inc.	2,986	674
O'Reilly Automotive, Inc.*	569	544
Williams-Sonoma, Inc.	5,563	696
		5,739
Technology Hardware, Storage & Peripherals – 8.4%
Apple, Inc.	110,846	21,501
Textiles, Apparel & Luxury Goods – 0.7%
Tapestry, Inc.	38,343	1,641
Under Armour, Inc., Class A*	10,029	73
		1,714

NORTHERN FUNDS QUARTERLY REPORT     91    EQUITY FUNDS

Schedule of Investments
LARGE CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%continued
Tobacco – 1.3%
Altria Group, Inc.	45,457	$2,059
Philip Morris International, Inc.	13,196	1,288
		3,347
Trading Companies & Distributors – 0.8%
W.W. Grainger, Inc.	2,580	2,035
Total Common Stocks
(Cost $164,843)		252,836

INVESTMENT COMPANIES – 0.6%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.91%(1) (2)	1,675,370	1,675
Total Investment Companies
(Cost $1,675)		1,675

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
5.10%, 10/26/23(3) (4)	$95	$93
Total Short-Term Investments
(Cost $93)		93

Total Investments – 100.0%
(Cost $166,611)		254,604
Other Assets less Liabilities – 0.0%		109
NET ASSETS – 100.0%		$254,713

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of June 30, 2023 is disclosed.
(3)	Discount rate at the time of purchase.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

N.V. - Naamloze Vennootschap (Dutch: Limited Liability Company)

PLC - Public Limited Company

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At June 30, 2023, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500	8	$1,795	Long	9/23	$38
At June 30, 2023, the security types for the Fund were:
Security Type(1)	% of Net Assets
Common Stocks	99.3%
Investment Companies	0.6%
Short-Term Investments	0.1%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2023:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks(1)	$252,836	$—	$—	$252,836
Investment Companies	1,675	—	—	1,675
Short-Term Investments	—	93	—	93
Total Investments	$254,511	$93	$—	$254,604
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$38	$—	$—	$38

(1)	Classifications as defined in the Schedule of Investments.

EQUITY FUNDS    92    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
Transactions in  affiliated investments for the three months ended June 30, 2023, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$1,908	$16,754	$16,987	$18	$1,675	$1,675,370
NORTHERN FUNDS QUARTERLY REPORT     93    EQUITY FUNDS

Schedule of Investments
LARGE CAP VALUE FUND
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.5%
Aerospace & Defense – 1.7%
Curtiss-Wright Corp.	954	$175
General Dynamics Corp.	3,126	672
Raytheon Technologies Corp.	1,733	170
		1,017
Banks – 5.6%
Bank of America Corp.	33,099	950
Citigroup, Inc.	15,020	692
Comerica, Inc.	12	—
East West Bancorp, Inc.	946	50
JPMorgan Chase & Co.	5,851	851
Prosperity Bancshares, Inc.	4,433	250
U.S. Bancorp	10,485	346
Wells Fargo & Co.	5,004	214
		3,353
Beverages – 0.5%
Boston Beer (The) Co., Inc., Class A*	230	71
Molson Coors Beverage Co., Class B	3,156	208
		279
Biotechnology – 3.0%
Biogen, Inc.*	2,239	638
Gilead Sciences, Inc.	10,599	817
Vertex Pharmaceuticals, Inc.*	971	341
		1,796
Broadline Retail – 0.6%
eBay, Inc.	7,989	357
Building Products – 1.2%
Carlisle Cos., Inc.	1,281	329
Fortune Brands Innovations, Inc.	5,074	365
		694
Capital Markets – 2.8%
Affiliated Managers Group, Inc.	2,171	325
Bank of New York Mellon (The) Corp.	11,471	511
Goldman Sachs Group (The), Inc.	635	205
Invesco Ltd.	9,970	168
Jefferies Financial Group, Inc.	9,749	323
State Street Corp.	1,742	127
		1,659
Chemicals – 2.8%
Dow, Inc.	11,000	586
Huntsman Corp.	10,462	283
LyondellBasell Industries N.V., Class A	4,038	371
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.5%continued
Chemicals – 2.8%continued
Mosaic (The) Co.	4,524	$158
Olin Corp.	5,588	287
		1,685
Communications Equipment – 2.5%
Cisco Systems, Inc.	23,759	1,229
F5, Inc.*	1,791	262
		1,491
Consumer Finance – 0.4%
Ally Financial, Inc.	509	14
Capital One Financial Corp.	588	64
Synchrony Financial	4,885	166
		244
Consumer Staples Distribution & Retail – 1.4%
Casey's General Stores, Inc.	1,447	353
Kroger (The) Co.	10,240	481
		834
Containers & Packaging – 0.2%
International Paper Co.	2,971	94
Diversified Telecommunication Services – 0.2%
Lumen Technologies, Inc.	42,780	97
Electric Utilities – 3.7%
Duke Energy Corp.	5,007	450
Entergy Corp.	3,254	317
Evergy, Inc.	5,270	308
Exelon Corp.	9,604	391
OGE Energy Corp.	8,302	298
Pinnacle West Capital Corp.	2,655	216
PPL Corp.	7,407	196
		2,176
Electrical Equipment – 0.4%
Acuity Brands, Inc.	1,604	262
Electronic Equipment, Instruments & Components – 0.8%
Amphenol Corp., Class A	3,054	259
Trimble, Inc.*	3,810	202
		461
Financial Services – 5.1%
Berkshire Hathaway, Inc., Class B*	4,708	1,605
Corebridge Financial, Inc.	17,776	314
Equitable Holdings, Inc.	12,828	348
Fidelity National Information Services, Inc.	1,317	72

EQUITY FUNDS    94    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.5%continued
Financial Services – 5.1%continued
MGIC Investment Corp.	23,030	$364
Voya Financial, Inc.	4,645	333
		3,036
Food Products – 3.0%
Archer-Daniels-Midland Co.	749	56
Campbell Soup Co.	5,738	262
Flowers Foods, Inc.	10,853	270
General Mills, Inc.	8,728	669
J.M. Smucker (The) Co.	1,224	181
Kraft Heinz (The) Co.	5,824	207
Pilgrim's Pride Corp.*	5,989	129
		1,774
Gas Utilities – 0.4%
UGI Corp.	8,475	228
Ground Transportation – 2.3%
Knight-Swift Transportation Holdings, Inc.	3,032	168
Norfolk Southern Corp.	3,065	695
XPO, Inc.*	8,891	525
		1,388
Health Care Equipment & Supplies – 2.0%
Abbott Laboratories	10,301	1,123
Medtronic PLC	679	60
		1,183
Health Care Providers & Services – 2.8%
Cigna Group (The)	2,527	709
CVS Health Corp.	3,540	245
Elevance Health, Inc.	1,564	695
		1,649
Hotel & Resort Real Estate Investment Trusts – 0.6%
Host Hotels & Resorts, Inc.	20,067	338
Hotels, Restaurants & Leisure – 4.1%
Airbnb, Inc., Class A*	1,569	201
Booking Holdings, Inc.*	112	302
Choice Hotels International, Inc.	87	10
Domino's Pizza, Inc.	690	233
Expedia Group, Inc.*	1,442	158
McDonald's Corp.	2,774	828
Starbucks Corp.	2,909	288
Wyndham Hotels & Resorts, Inc.	467	32
Yum! Brands, Inc.	2,940	407
		2,459
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.5%continued
Household Durables – 0.6%
Lennar Corp., Class A	298	$38
NVR, Inc.*	52	330
		368
Household Products – 0.3%
Procter & Gamble (The) Co.	1,360	206
Independent Power & Renewable Electricity Producers – 0.8%
Brookfield Renewable Corp., Class A	9,181	290
Vistra Corp.	6,370	167
		457
Industrial Conglomerates – 1.2%
3M Co.	7,041	705
General Electric Co.	201	22
		727
Insurance – 5.5%
Aflac, Inc.	9,629	672
Allstate (The) Corp.	4,127	450
American International Group, Inc.	11,611	668
Assurant, Inc.	1,110	140
Assured Guaranty Ltd.	4,875	272
Brighthouse Financial, Inc.*	5,237	248
Chubb Ltd.	1,057	204
Cincinnati Financial Corp.	1,740	169
Loews Corp.	5,725	340
MetLife, Inc.	1,066	60
Principal Financial Group, Inc.	419	32
		3,255
Interactive Media & Services – 4.1%
Meta Platforms, Inc., Class A*	7,631	2,190
TripAdvisor, Inc.*	15,100	249
		2,439
IT Services – 1.2%
Accenture PLC, Class A	1,096	338
Cognizant Technology Solutions Corp., Class A	5,894	385
		723
Life Sciences Tools & Services – 2.6%
Danaher Corp.	3,879	931
QIAGEN N.V.*	6,631	299
Thermo Fisher Scientific, Inc.	574	299
		1,529
Machinery – 2.0%
Allison Transmission Holdings, Inc.	6,603	373

NORTHERN FUNDS QUARTERLY REPORT     95    EQUITY FUNDS

Schedule of Investments
LARGE CAP VALUE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.5%continued
Machinery – 2.0%continued
Dover Corp.	1,441	$212
Snap-on, Inc.	1,346	388
Westinghouse Air Brake Technologies Corp.	2,034	223
		1,196
Media – 3.3%
Comcast Corp., Class A	28,612	1,189
Fox Corp., Class A	3,844	131
Interpublic Group of (The) Cos., Inc.	9,333	360
Liberty Media Corp.-Liberty SiriusXM, Class A*	211	7
Nexstar Media Group, Inc.	1,823	303
		1,990
Metals & Mining – 2.2%
Nucor Corp.	4,003	657
Reliance Steel & Aluminum Co.	1,194	324
Steel Dynamics, Inc.	3,157	344
		1,325
Multi-Utilities – 0.6%
Dominion Energy, Inc.	6,503	337
Office Real Estate Investment Trusts – 0.3%
Boston Properties, Inc.	3,171	183
Oil, Gas & Consumable Fuels – 7.7%
Chevron Corp.	7,593	1,194
Exxon Mobil Corp.	18,368	1,970
Marathon Petroleum Corp.	5,129	598
Occidental Petroleum Corp.	5,055	297
Pioneer Natural Resources Co.	81	17
Range Resources Corp.	6,151	181
Valero Energy Corp.	2,812	330
		4,587
Pharmaceuticals – 6.0%
Bristol-Myers Squibb Co.	14,153	905
Jazz Pharmaceuticals PLC*	2,124	263
Johnson & Johnson	7,867	1,302
Pfizer, Inc.	29,023	1,065
Royalty Pharma PLC, Class A	1,693	52
		3,587
Professional Services – 2.1%
Genpact Ltd.	6,529	245
Leidos Holdings, Inc.	3,165	280
ManpowerGroup, Inc.	1,047	83
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.5%continued
Professional Services – 2.1%continued
Science Applications International Corp.	2,851	$321
SS&C Technologies Holdings, Inc.	5,774	350
		1,279
Real Estate Management & Development – 0.8%
Howard Hughes (The) Corp.*	1,949	154
Jones Lang LaSalle, Inc.*	2,021	315
		469
Residential Real Estate Investment Trusts – 1.3%
AvalonBay Communities, Inc.	2,181	413
Equity Residential	5,915	390
		803
Retail Real Estate Investment Trusts – 1.2%
Brixmor Property Group, Inc.	14,621	322
NNN REIT, Inc.	1,592	68
Regency Centers Corp.	4,807	297
		687
Semiconductors & Semiconductor Equipment – 3.0%
Analog Devices, Inc.	986	192
Applied Materials, Inc.	2,235	323
Cirrus Logic, Inc.*	636	52
Intel Corp.	3,602	120
Microchip Technology, Inc.	3,636	326
Qorvo, Inc.*	2,530	258
Skyworks Solutions, Inc.	2,236	248
Teradyne, Inc.	2,652	295
		1,814
Software – 1.2%
ANSYS, Inc.*	1,009	333
Intuit, Inc.	662	304
Roper Technologies, Inc.	192	92
		729
Specialized Real Estate Investment Trusts – 0.7%
Weyerhaeuser Co.	11,677	391
Specialty Retail – 1.1%
AutoNation, Inc.*	907	149
Best Buy Co., Inc.	3,679	302
Williams-Sonoma, Inc.	1,622	203
		654
Textiles, Apparel & Luxury Goods – 0.5%
Tapestry, Inc.	7,352	315

EQUITY FUNDS    96    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.5%continued
Trading Companies & Distributors – 0.1%
MSC Industrial Direct Co., Inc., Class A	772	$73
Total Common Stocks
(Cost $55,025)		58,677

INVESTMENT COMPANIES – 1.4%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.91%(1) (2)	829,514	830
Total Investment Companies
(Cost $830)		830

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
5.09%, 10/26/23(3) (4)	$50	$49
Total Short-Term Investments
(Cost $49)		49

Total Investments – 100.0%
(Cost $55,904)		59,556
Liabilities less Other Assets – (0.0%)		(9)
NET ASSETS – 100.0%		$59,547

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of June 30, 2023 is disclosed.
(3)	Discount rate at the time of purchase.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

N.V. - Naamloze Vennootschap (Dutch: Limited Liability Company)

PLC - Public Limited Company

REIT - Real Estate Investment Trust

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At June 30, 2023, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Micro E- Mini S&P 500 Index	38	$853	Long	9/23	$20
At June 30, 2023, the security types for the Fund were:
Security Type(1)	% of Net Assets
Common Stocks	98.5%
Investment Companies	1.4%
Short-Term Investments	0.1%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2023:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks(1)	$58,677	$—	$—	$58,677
Investment Companies	830	—	—	830
Short-Term Investments	—	49	—	49
Total Investments	$59,507	$49	$—	$59,556
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$20	$—	$—	$20

(1)	Classifications as defined in the Schedule of Investments.

NORTHERN FUNDS QUARTERLY REPORT     97    EQUITY FUNDS

Schedule of Investments
LARGE CAP VALUE FUND continued	June 30, 2023 (UNAUDITED)
Transactions in  affiliated investments for the three months ended June 30, 2023, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$314	$1,877	$1,361	$5	$830	$829,514
EQUITY FUNDS    98    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
MID CAP INDEX FUND	June 30, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.8%
Aerospace & Defense – 1.3%
BWX Technologies, Inc.	77,822	$5,570
Curtiss-Wright Corp.	32,789	6,022
Hexcel Corp.	72,167	5,486
Mercury Systems, Inc.*	49,321	1,706
Woodward, Inc.	51,338	6,105
		24,889
Air Freight & Logistics – 0.3%
GXO Logistics, Inc.*	101,682	6,388
Automobile Components – 1.7%
Adient PLC*	80,459	3,083
Autoliv, Inc.	65,754	5,592
Fox Factory Holding Corp.*	36,233	3,931
Gentex Corp.	199,863	5,848
Goodyear Tire & Rubber (The) Co.*	240,787	3,294
Lear Corp.	50,262	7,215
Visteon Corp.*	24,098	3,461
		32,424
Automobiles – 0.4%
Harley-Davidson, Inc.	111,995	3,944
Thor Industries, Inc.	45,800	4,740
		8,684
Banks – 5.1%
Associated Banc-Corp	127,963	2,077
Bank OZK	91,632	3,680
Cadence Bank	155,241	3,049
Cathay General Bancorp	62,268	2,004
Columbia Banking System, Inc.	177,272	3,595
Commerce Bancshares, Inc.	97,092	4,728
Cullen/Frost Bankers, Inc.	54,822	5,895
East West Bancorp, Inc.	120,934	6,384
First Financial Bankshares, Inc.	110,369	3,144
First Horizon Corp.	457,737	5,159
FNB Corp.	306,942	3,512
Glacier Bancorp, Inc.	94,221	2,937
Hancock Whitney Corp.	73,756	2,831
Home BancShares, Inc.	160,348	3,656
International Bancshares Corp.	45,324	2,003
New York Community Bancorp, Inc.	614,879	6,911
Old National Bancorp	248,683	3,467
Pinnacle Financial Partners, Inc.	65,241	3,696
Prosperity Bancshares, Inc.	80,263	4,533
SouthState Corp.	64,589	4,250
Synovus Financial Corp.	124,236	3,758
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8%continued
Banks – 5.1%continued
Texas Capital Bancshares, Inc.*	40,599	$2,091
UMB Financial Corp.	37,046	2,256
United Bankshares, Inc.	114,410	3,395
Valley National Bancorp	358,057	2,775
Webster Financial Corp.	148,752	5,615
Wintrust Financial Corp.	52,021	3,778
		101,179
Beverages – 0.5%
Boston Beer (The) Co., Inc., Class A*	7,969	2,458
Celsius Holdings, Inc.*	34,812	5,194
Coca-Cola Consolidated, Inc.	3,948	2,511
		10,163
Biotechnology – 1.5%
Arrowhead Pharmaceuticals, Inc.*	90,823	3,239
Exelixis, Inc.*	277,123	5,296
Halozyme Therapeutics, Inc.*	111,949	4,038
Neurocrine Biosciences, Inc.*	83,107	7,837
United Therapeutics Corp.*	39,910	8,810
		29,220
Broadline Retail – 0.6%
Kohl's Corp.	93,908	2,165
Macy's, Inc.	231,512	3,716
Nordstrom, Inc.	95,993	1,965
Ollie's Bargain Outlet Holdings, Inc.*	48,896	2,832
		10,678
Building Products – 3.8%
Advanced Drainage Systems, Inc.	53,487	6,086
Builders FirstSource, Inc.*	109,455	14,886
Carlisle Cos., Inc.	43,540	11,169
Fortune Brands Innovations, Inc.	108,304	7,793
Lennox International, Inc.	27,606	9,002
Owens Corning	76,987	10,047
Simpson Manufacturing Co., Inc.	36,507	5,056
Trex Co., Inc.*	93,051	6,100
UFP Industries, Inc.	52,830	5,127
		75,266
Capital Markets – 1.9%
Affiliated Managers Group, Inc.	30,891	4,630
Evercore, Inc., Class A	30,207	3,733
Federated Hermes, Inc.	72,908	2,614
Interactive Brokers Group, Inc., Class A	88,040	7,314
Janus Henderson Group PLC	112,590	3,068

NORTHERN FUNDS QUARTERLY REPORT     99    EQUITY FUNDS

Schedule of Investments
MID CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8%continued
Capital Markets – 1.9%continued
Jefferies Financial Group, Inc.	159,033	$5,275
SEI Investments Co.	86,664	5,167
Stifel Financial Corp.	90,321	5,389
		37,190
Chemicals – 2.4%
Ashland, Inc.	41,599	3,615
Avient Corp.	72,706	2,974
Axalta Coating Systems Ltd.*	189,419	6,215
Cabot Corp.	48,080	3,216
Chemours (The) Co.	127,670	4,710
NewMarket Corp.	5,700	2,292
Olin Corp.	102,828	5,284
RPM International, Inc.	110,142	9,883
Scotts Miracle-Gro (The) Co.	34,710	2,176
Sensient Technologies Corp.	36,218	2,576
Westlake Corp.	29,518	3,527
		46,468
Commercial Services & Supplies – 1.3%
Brink's (The) Co.	39,424	2,674
Clean Harbors, Inc.*	43,015	7,073
MSA Safety, Inc.	31,576	5,493
Stericycle, Inc.*	78,577	3,649
Tetra Tech, Inc.	45,497	7,450
		26,339
Communications Equipment – 0.6%
Calix, Inc.*	48,916	2,441
Ciena Corp.*	127,574	5,421
Lumentum Holdings, Inc.*	58,362	3,311
		11,173
Construction & Engineering – 1.8%
AECOM	118,746	10,057
EMCOR Group, Inc.	40,640	7,509
Fluor Corp.*	121,751	3,604
MasTec, Inc.*	51,022	6,019
MDU Resources Group, Inc.	174,389	3,652
Valmont Industries, Inc.	18,011	5,242
		36,083
Construction Materials – 0.4%
Eagle Materials, Inc.	30,839	5,749
Knife River Corp.*	43,732	1,902
		7,651
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8%continued
Consumer Finance – 0.3%
FirstCash Holdings, Inc.	31,280	$2,919
SLM Corp.	207,581	3,388
		6,307
Consumer Staples Distribution & Retail – 1.9%
BJ's Wholesale Club Holdings, Inc.*	114,872	7,238
Casey's General Stores, Inc.	31,851	7,768
Grocery Outlet Holding Corp.*	75,847	2,322
Performance Food Group Co.*	132,979	8,011
Sprouts Farmers Market, Inc.*	88,301	3,243
US Foods Holding Corp.*	193,229	8,502
		37,084
Containers & Packaging – 1.9%
AptarGroup, Inc.	56,016	6,490
Berry Global Group, Inc.	101,485	6,530
Crown Holdings, Inc.	102,309	8,888
Graphic Packaging Holding Co.	261,527	6,284
Greif, Inc., Class A	22,297	1,536
Silgan Holdings, Inc.	71,769	3,365
Sonoco Products Co.	83,791	4,945
		38,038
Diversified Consumer Services – 0.9%
Graham Holdings Co., Class B	3,247	1,856
Grand Canyon Education, Inc.*	26,086	2,692
H&R Block, Inc.	130,340	4,154
Service Corp. International	129,174	8,343
		17,045
Diversified Real Estate Investment Trusts – 0.0%
Rayonier, Inc. - (Fractional Shares)(1)	50,000	—
Diversified Telecommunication Services – 0.5%
Frontier Communications Parent, Inc.*	189,763	3,537
Iridium Communications, Inc.	107,654	6,688
		10,225
Electric Utilities – 1.2%
ALLETE, Inc.	48,680	2,822
Hawaiian Electric Industries, Inc.	93,835	3,397
IDACORP, Inc.	43,305	4,443
OGE Energy Corp.	170,508	6,123
PNM Resources, Inc.	73,519	3,316
Portland General Electric Co.	82,162	3,847
		23,948
Electrical Equipment – 2.2%
Acuity Brands, Inc.	27,210	4,438

EQUITY FUNDS    100    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8%continued
Electrical Equipment – 2.2%continued
EnerSys	34,979	$3,796
Hubbell, Inc.	45,763	15,173
nVent Electric PLC	141,618	7,317
Regal Rexnord Corp.	56,457	8,689
Sunrun, Inc.*	183,305	3,274
Vicor Corp.*	18,893	1,020
		43,707
Electronic Equipment, Instruments & Components – 3.7%
Arrow Electronics, Inc.*	48,291	6,917
Avnet, Inc.	78,255	3,948
Belden, Inc.	36,443	3,486
Cognex Corp.	147,493	8,263
Coherent Corp.*	118,599	6,046
IPG Photonics Corp.*	26,752	3,633
Jabil, Inc.	113,337	12,233
Littelfuse, Inc.	21,235	6,186
National Instruments Corp.	112,421	6,453
Novanta, Inc.*	30,627	5,638
TD SYNNEX Corp.	35,561	3,343
Vishay Intertechnology, Inc.	109,332	3,214
Vontier Corp.	132,347	4,263
		73,623
Energy Equipment & Services – 0.7%
ChampionX Corp.	168,430	5,228
NOV, Inc.	335,027	5,374
Valaris Ltd.*	51,080	3,214
		13,816
Entertainment – 0.2%
World Wrestling Entertainment, Inc., Class A	37,161	4,031
Financial Services – 1.5%
Essent Group Ltd.	91,801	4,296
Euronet Worldwide, Inc.*	40,103	4,707
MGIC Investment Corp.	245,392	3,875
Voya Financial, Inc.	83,654	5,999
Western Union (The) Co.	318,347	3,734
WEX, Inc.*	36,626	6,669
		29,280
Food Products – 1.4%
Darling Ingredients, Inc.*	136,342	8,697
Flowers Foods, Inc.	165,000	4,105
Ingredion, Inc.	56,447	5,981
Lancaster Colony Corp.	16,977	3,414
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8%continued
Food Products – 1.4%continued
Pilgrim's Pride Corp.*	37,790	$812
Post Holdings, Inc.*	45,833	3,972
		26,981
Gas Utilities – 1.2%
National Fuel Gas Co.	78,065	4,009
New Jersey Resources Corp.	83,004	3,918
ONE Gas, Inc.	47,089	3,617
Southwest Gas Holdings, Inc.	55,781	3,550
Spire, Inc.	44,671	2,834
UGI Corp.	178,119	4,804
		22,732
Ground Transportation – 2.0%
Avis Budget Group, Inc.*	20,421	4,670
Hertz Global Holdings, Inc.*	135,228	2,487
Knight-Swift Transportation Holdings, Inc.	137,138	7,619
Landstar System, Inc.	30,729	5,916
Ryder System, Inc.	39,830	3,377
Saia, Inc.*	22,680	7,766
Werner Enterprises, Inc.	49,978	2,208
XPO, Inc.*	99,117	5,848
		39,891
Health Care Equipment & Supplies – 3.6%
Enovis Corp.*	40,684	2,609
Envista Holdings Corp.*	139,248	4,712
Globus Medical, Inc., Class A*	67,933	4,045
Haemonetics Corp.*	42,886	3,651
ICU Medical, Inc.*	17,177	3,061
Inari Medical, Inc.*	43,670	2,539
Integra LifeSciences Holdings Corp.*	60,469	2,487
Lantheus Holdings, Inc.*	58,455	4,906
LivaNova PLC*	45,594	2,345
Masimo Corp.*	41,511	6,831
Neogen Corp.*	183,792	3,997
Omnicell, Inc.*	38,276	2,820
Penumbra, Inc.*	32,676	11,242
QuidelOrtho Corp.*	45,891	3,802
Shockwave Medical, Inc.*	31,294	8,932
STAAR Surgical Co.*	40,980	2,154
		70,133
Health Care Providers & Services – 2.3%
Acadia Healthcare Co., Inc.*	78,608	6,260
Amedisys, Inc.*	27,655	2,529

NORTHERN FUNDS QUARTERLY REPORT     101    EQUITY FUNDS

Schedule of Investments
MID CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8%continued
Health Care Providers & Services – 2.3%continued
Chemed Corp.	12,839	$6,955
Encompass Health Corp.	85,728	5,805
HealthEquity, Inc.*	72,714	4,591
Option Care Health, Inc.*	140,664	4,570
Patterson Cos., Inc.	73,707	2,451
Progyny, Inc.*	64,906	2,553
R1 RCM, Inc.*	116,949	2,158
Tenet Healthcare Corp.*	87,144	7,092
		44,964
Health Care Real Estate Investment Trusts – 1.1%
Healthcare Realty Trust, Inc.	324,211	6,115
Medical Properties Trust, Inc.	508,960	4,713
Omega Healthcare Investors, Inc.	199,509	6,123
Physicians Realty Trust	202,465	2,832
Sabra Health Care REIT, Inc.	196,114	2,308
		22,091
Health Care Technology – 0.2%
Doximity, Inc., Class A*	100,861	3,431
Hotel & Resort Real Estate Investment Trusts – 0.1%
Park Hotels & Resorts, Inc.	182,974	2,346
Hotels, Restaurants & Leisure – 3.5%
Aramark	222,673	9,586
Boyd Gaming Corp.	65,701	4,558
Choice Hotels International, Inc.	22,508	2,645
Churchill Downs, Inc.	56,306	7,836
Hilton Grand Vacations, Inc.*	65,865	2,993
Light & Wonder, Inc.*	77,536	5,331
Marriott Vacations Worldwide Corp.	31,303	3,842
Papa John's International, Inc.	25,172	1,858
Penn Entertainment, Inc.*	130,982	3,147
Planet Fitness, Inc., Class A*	72,295	4,876
Texas Roadhouse, Inc.	57,283	6,432
Travel + Leisure Co.	64,779	2,613
Wendy's (The) Co.	144,443	3,142
Wingstop, Inc.	25,640	5,132
Wyndham Hotels & Resorts, Inc.	73,443	5,036
		69,027
Household Durables – 1.7%
Helen of Troy Ltd.*	20,374	2,201
KB Home	68,755	3,555
Leggett & Platt, Inc.	113,134	3,351
Taylor Morrison Home Corp.*	93,376	4,554
Tempur Sealy International, Inc.	147,151	5,896
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8%continued
Household Durables – 1.7%continued
Toll Brothers, Inc.	88,039	$6,961
TopBuild Corp.*	27,143	7,221
		33,739
Household Products – 0.1%
Energizer Holdings, Inc.	56,312	1,891
Independent Power & Renewable Electricity Producers – 0.2%
Ormat Technologies, Inc.	44,668	3,594
Industrial Real Estate Investment Trusts – 1.4%
EastGroup Properties, Inc.	37,967	6,591
First Industrial Realty Trust, Inc.	113,083	5,953
Rexford Industrial Realty, Inc.	171,191	8,939
STAG Industrial, Inc.	152,671	5,478
		26,961
Insurance – 3.8%
American Financial Group, Inc.	59,476	7,063
Brighthouse Financial, Inc.*	57,335	2,715
CNO Financial Group, Inc.	98,293	2,327
First American Financial Corp.	88,298	5,035
Hanover Insurance Group (The), Inc.	30,597	3,458
Kemper Corp.	54,300	2,620
Kinsale Capital Group, Inc.	18,608	6,963
Old Republic International Corp.	232,835	5,860
Primerica, Inc.	30,976	6,126
Reinsurance Group of America, Inc.	56,864	7,886
RenaissanceRe Holdings Ltd.	42,785	7,980
RLI Corp.	34,694	4,735
Selective Insurance Group, Inc.	51,746	4,965
Unum Group	158,335	7,553
		75,286
Interactive Media & Services – 0.5%
TripAdvisor, Inc.*	89,674	1,479
Ziff Davis, Inc.*	40,140	2,812
ZoomInfo Technologies, Inc.*	229,508	5,827
		10,118
IT Services – 0.1%
Kyndryl Holdings, Inc.*	173,708	2,307
Leisure Products – 1.1%
Brunswick Corp.	60,480	5,240
Mattel, Inc.*	302,687	5,915
Polaris, Inc.	45,749	5,532

EQUITY FUNDS    102    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8%continued
Leisure Products – 1.1%continued
Topgolf Callaway Brands Corp.*	118,081	$2,344
YETI Holdings, Inc.*	73,561	2,857
		21,888
Life Sciences Tools & Services – 1.3%
Azenta, Inc.*	55,307	2,582
Bruker Corp.	84,949	6,279
Medpace Holdings, Inc.*	21,138	5,077
Repligen Corp.*	44,260	6,261
Sotera Health Co.*	83,477	1,573
Syneos Health, Inc.*	88,117	3,713
		25,485
Machinery – 4.8%
AGCO Corp.	53,116	6,981
Chart Industries, Inc.*	35,712	5,706
Crane Co.	41,309	3,681
Crane NXT Co.	41,378	2,335
Donaldson Co., Inc.	103,687	6,482
Esab Corp.	43,982	2,927
Flowserve Corp.	111,528	4,143
Graco, Inc.	143,779	12,415
ITT, Inc.	70,452	6,567
Lincoln Electric Holdings, Inc.	49,188	9,770
Middleby (The) Corp.*	45,750	6,763
Oshkosh Corp.	55,882	4,839
Terex Corp.	58,076	3,475
Timken (The) Co.	56,362	5,159
Toro (The) Co.	89,109	9,058
Watts Water Technologies, Inc., Class A	23,308	4,282
		94,583
Marine Transportation – 0.2%
Kirby Corp.*	51,010	3,925
Media – 0.8%
Cable One, Inc.	4,042	2,656
New York Times (The) Co., Class A	139,435	5,491
Nexstar Media Group, Inc.	30,512	5,082
TEGNA, Inc.	191,162	3,104
		16,333
Metals & Mining – 2.4%
Alcoa Corp.	151,840	5,152
Cleveland-Cliffs, Inc.*	440,247	7,379
Commercial Metals Co.	100,201	5,277
MP Materials Corp.*	78,212	1,789
Reliance Steel & Aluminum Co.	50,212	13,637
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8%continued
Metals & Mining – 2.4%continued
Royal Gold, Inc.	56,146	$6,444
United States Steel Corp.	192,642	4,818
Worthington Industries, Inc.	26,109	1,814
		46,310
Mortgage Real Estate Investment Trusts – 0.7%
Annaly Capital Management, Inc.	420,714	8,418
Starwood Property Trust, Inc.	266,954	5,179
		13,597
Multi-Utilities – 0.3%
Black Hills Corp.	56,656	3,414
NorthWestern Corp.	51,042	2,897
		6,311
Office Real Estate Investment Trusts – 0.6%
Corporate Office Properties Trust	95,432	2,266
Cousins Properties, Inc.	128,803	2,937
Highwoods Properties, Inc.	89,381	2,137
Kilroy Realty Corp.	89,492	2,693
Vornado Realty Trust	136,655	2,479
		12,512
Oil, Gas & Consumable Fuels – 3.5%
Antero Midstream Corp.	287,688	3,337
Antero Resources Corp.*	234,951	5,411
Chord Energy Corp.	35,538	5,466
CNX Resources Corp.*	142,039	2,517
DT Midstream, Inc.	82,391	4,084
Equitrans Midstream Corp.	368,133	3,519
HF Sinclair Corp.	110,221	4,917
Matador Resources Co.	96,338	5,040
Murphy Oil Corp.	125,538	4,808
Ovintiv, Inc.	208,265	7,929
PBF Energy, Inc., Class A	93,262	3,818
PDC Energy, Inc.	74,801	5,321
Range Resources Corp.	205,362	6,038
Southwestern Energy Co.*	937,047	5,632
		67,837
Paper & Forest Products – 0.2%
Louisiana-Pacific Corp.	61,671	4,624
Passenger Airlines – 0.1%
JetBlue Airways Corp.*	278,044	2,464

NORTHERN FUNDS QUARTERLY REPORT     103    EQUITY FUNDS

Schedule of Investments
MID CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8%continued
Personal Care Products – 0.4%
BellRing Brands, Inc.*	113,673	$4,160
Coty, Inc., Class A*	313,965	3,859
		8,019
Pharmaceuticals – 0.5%
Jazz Pharmaceuticals PLC*	54,501	6,756
Perrigo Co. PLC	115,050	3,906
		10,662
Professional Services – 3.2%
ASGN, Inc.*	41,880	3,167
CACI International, Inc., Class A*	19,488	6,642
Concentrix Corp.	36,579	2,954
ExlService Holdings, Inc.*	28,279	4,272
Exponent, Inc.	43,234	4,035
FTI Consulting, Inc.*	29,060	5,527
Genpact Ltd.	144,198	5,417
Insperity, Inc.	30,753	3,658
KBR, Inc.	116,000	7,547
ManpowerGroup, Inc.	43,195	3,430
Maximus, Inc.	52,015	4,396
Paylocity Holding Corp.*	35,217	6,499
Science Applications International Corp.	46,188	5,195
		62,739
Real Estate Management & Development – 0.3%
Jones Lang LaSalle, Inc.*	40,839	6,363
Residential Real Estate Investment Trusts – 0.4%
Apartment Income REIT Corp.	126,928	4,581
Independence Realty Trust, Inc.	190,647	3,473
		8,054
Retail Real Estate Investment Trusts – 1.3%
Agree Realty Corp.	79,308	5,186
Brixmor Property Group, Inc.	257,038	5,655
Kite Realty Group Trust	186,482	4,166
NNN REIT, Inc.	155,037	6,634
Spirit Realty Capital, Inc.	120,214	4,734
		26,375
Semiconductors & Semiconductor Equipment – 2.6%
Allegro MicroSystems, Inc.*	55,952	2,526
Amkor Technology, Inc.	85,429	2,541
Cirrus Logic, Inc.*	47,312	3,833
Lattice Semiconductor Corp.*	117,584	11,296
MACOM Technology Solutions Holdings, Inc.*	43,932	2,879
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8%continued
Semiconductors & Semiconductor Equipment – 2.6%continued
MKS Instruments, Inc.	48,860	$5,282
Power Integrations, Inc.	48,786	4,618
Silicon Laboratories, Inc.*	27,382	4,319
Synaptics, Inc.*	33,566	2,866
Universal Display Corp.	37,246	5,368
Wolfspeed, Inc.*	105,966	5,891
		51,419
Software – 2.7%
ACI Worldwide, Inc.*	92,991	2,155
Aspen Technology, Inc.*	24,824	4,161
Blackbaud, Inc.*	38,420	2,735
CommVault Systems, Inc.*	37,706	2,738
Dropbox, Inc., Class A*	231,489	6,174
Dynatrace, Inc.*	185,216	9,533
Envestnet, Inc.*	46,170	2,740
Manhattan Associates, Inc.*	52,989	10,591
NCR Corp.*	119,257	3,005
Qualys, Inc.*	28,748	3,713
Teradata Corp.*	86,519	4,621
		52,166
Specialized Real Estate Investment Trusts – 2.0%
CubeSmart	191,465	8,551
EPR Properties	63,931	2,992
Lamar Advertising Co., Class A	74,782	7,422
Life Storage, Inc.	72,700	9,666
National Storage Affiliates Trust	69,685	2,427
PotlatchDeltic Corp.	68,449	3,618
Rayonier, Inc.	126,019	3,957
		38,633
Specialty Retail – 3.0%
AutoNation, Inc.*	26,937	4,434
Dick's Sporting Goods, Inc.	52,363	6,922
Five Below, Inc.*	47,559	9,347
Foot Locker, Inc.	67,254	1,823
GameStop Corp., Class A*	215,281	5,221
Gap (The), Inc.	180,640	1,613
Lithia Motors, Inc.	23,437	7,127
Murphy U.S.A., Inc.	17,144	5,334
RH*	15,282	5,037
Valvoline, Inc.	118,520	4,446
Williams-Sonoma, Inc.	56,125	7,023
		58,327

EQUITY FUNDS    104    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8%continued
Technology Hardware, Storage & Peripherals – 0.6%
Super Micro Computer, Inc.*	39,014	$9,724
Xerox Holdings Corp.	95,568	1,423
		11,147
Textiles, Apparel & Luxury Goods – 2.0%
Capri Holdings Ltd.*	106,886	3,836
Carter's, Inc.	31,957	2,320
Columbia Sportswear Co.	29,995	2,317
Crocs, Inc.*	52,801	5,937
Deckers Outdoor Corp.*	22,516	11,881
PVH Corp.	53,727	4,565
Skechers U.S.A., Inc., Class A*	114,812	6,046
Under Armour, Inc., Class A*	159,230	1,150
Under Armour, Inc., Class C*	159,801	1,072
		39,124
Trading Companies & Distributors – 1.6%
GATX Corp.	30,223	3,891
MSC Industrial Direct Co., Inc., Class A	40,458	3,855
Univar Solutions, Inc.*	134,957	4,837
Watsco, Inc.	28,551	10,891
WESCO International, Inc.	38,413	6,878
		30,352
Water Utilities – 0.4%
Essential Utilities, Inc.	204,935	8,179
Total Common Stocks
(Cost $1,320,540)		1,943,819

INVESTMENT COMPANIES – 1.1%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.91%(2) (3)	21,707,467	21,708
Total Investment Companies
(Cost $21,708)		21,708

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.0%
U.S. Treasury Bill,
4.92%, 10/26/23(4) (5)	$1,135	$1,116
Total Short-Term Investments
(Cost $1,117)		1,116

Total Investments – 99.9%
(Cost $1,343,365)		1,966,643
Other Assets less Liabilities – 0.1%		1,464
NET ASSETS – 100.0%		$1,968,107

(1)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of June 30, 2023 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

PLC - Public Limited Company

REIT - Real Estate Investment Trust

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At June 30, 2023, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P MidCap 400	91	$24,061	Long	9/23	$455

NORTHERN FUNDS QUARTERLY REPORT     105    EQUITY FUNDS

Schedule of Investments
MID CAP INDEX FUND continued	June 30, 2023 (UNAUDITED)
At June 30, 2023, the security types for the Fund were:
Security Type(1)	% of Net Assets
Common Stocks	98.8%
Investment Companies	1.1%
Short-Term Investments	0.0%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2023:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks(1)	$1,943,819	$—	$—	$1,943,819
Investment Companies	21,708	—	—	21,708
Short-Term Investments	—	1,116	—	1,116
Total Investments	$1,965,527	$1,116	$—	$1,966,643
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$455	$—	$—	$455

(1)	Classifications as defined in the Schedule of Investments.

Transactions in  affiliated investments for the three months ended June 30, 2023, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$30,202	$129,387	$137,881	$240	$21,708	$21,707,467
EQUITY FUNDS    106    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND	June 30, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.0% (1)
Australia – 5.2%
Atlas Arteria Ltd.	5,300,249	$21,994
Transurban Group	3,366,866	32,070
		54,064
Austria – 0.3%
ANDRITZ A.G.	55,975	3,124
Brazil – 0.8%
CCR S.A.	2,293,800	6,721
Cia de Saneamento de Minas Gerais Copasa MG*	367,769	1,624
		8,345
Canada – 4.3%
Ag Growth International, Inc.	80,682	3,086
AltaGas Ltd.	308,200	5,537
Canadian National Railway Co.	51,228	6,203
Emera, Inc.	242,108	9,971
Hydro One Ltd.	382,924	10,941
Northland Power, Inc.	430,021	8,969
		44,707
China – 3.4%
Beijing Capital International Airport Co. Ltd., Class H*	5,104,000	3,306
Beijing Enterprises Water Group Ltd.	4,676,000	1,113
China Everbright Environment Group Ltd.	6,272,000	2,478
China Water Affairs Group Ltd.	4,522,282	3,423
ENN Energy Holdings Ltd.	851,600	10,642
Guangdong Investment Ltd.	10,416,000	8,994
Jiangsu Expressway Co. Ltd., Class H	5,558,000	5,135
		35,091
Denmark – 0.6%
Orsted A/S(2)	64,928	6,134
France – 5.6%
Eutelsat Communications S.A.	519,950	3,398
Getlink S.E.	458,274	7,797
Rubis S.C.A.	206,045	5,004
Veolia Environnement S.A.	300,937	9,515
Vinci S.A.	275,899	32,067
		57,781
Germany – 2.1%
E.ON S.E.	755,704	9,632
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.0% (1)continued
Germany – 2.1%continued
Friedrich Vorwerk Group S.E.	39,712	$475
RWE A.G.	271,596	11,822
		21,929
Hong Kong – 1.3%
Cadeler A/S*	434,307	1,818
CK Infrastructure Holdings Ltd.	883,500	4,677
Power Assets Holdings Ltd.	1,322,820	6,938
		13,433
Ireland – 0.6%
Greencoat Renewables PLC	6,053,363	6,727
Italy – 5.7%
Enel S.p.A.	1,621,330	10,922
Hera S.p.A.	3,958,294	11,770
Infrastrutture Wireless Italiane S.p.A.	338,570	4,470
Italgas S.p.A.	1,559,983	9,240
Snam S.p.A.	2,519,017	13,164
Terna - Rete Elettrica Nazionale	1,082,755	9,223
		58,789
Japan – 1.0%
Kurita Water Industries Ltd.	103,400	3,974
West Japan Railway Co.	144,700	6,022
		9,996
Luxembourg – 0.5%
SES S.A.	861,223	5,073
Mexico – 1.7%
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	406,273	11,357
Promotora y Operadora de Infraestructura S.A.B. de C.V.	650,906	6,532
		17,889
Netherlands – 2.6%
Arcadis N.V.	62,864	2,632
Ferrovial S.E.	764,987	24,221
		26,853
Portugal – 0.3%
REN - Redes Energeticas Nacionais SGPS S.A.	1,068,408	2,910
Spain – 2.7%
Aena S.M.E. S.A.	79,318	12,822
Atlantica Sustainable Infrastructure PLC	149,920	3,514

NORTHERN FUNDS QUARTERLY REPORT     107    EQUITY FUNDS

Schedule of Investments
MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.0% (1)continued
Spain – 2.7%continued
Iberdrola S.A.	647,280	$8,455
Redeia Corp. S.A.	184,315	3,095
		27,886
Switzerland – 2.0%
Flughafen Zurich A.G. (Registered)	83,995	17,458
Landis+Gyr Group A.G.*	35,446	3,042
		20,500
United Kingdom – 8.9%
Costain Group PLC*	1,279,344	746
National Grid PLC	2,666,510	35,235
Pennon Group PLC	945,084	8,546
Severn Trent PLC	387,083	12,610
SSE PLC	603,689	14,143
United Utilities Group PLC	1,479,907	18,073
VH Global Sustainable Energy Opportunities PLC	2,844,246	3,331
		92,684
United States – 43.4%
AECOM	40,476	3,428
Alexandria Real Estate Equities, Inc.	49,953	5,669
Alliant Energy Corp.	271,074	14,226
American Electric Power Co., Inc.	72,600	6,113
American Tower Corp.	88,452	17,154
American Water Works Co., Inc.	49,118	7,012
Bunge Ltd.	81,968	7,734
CenterPoint Energy, Inc.	265,360	7,735
ChargePoint Holdings, Inc.*	263,006	2,312
Cheniere Energy, Inc.	84,435	12,865
Crown Castle, Inc.	134,113	15,281
CSX Corp.	1,041,119	35,502
Dominion Energy, Inc.	224,901	11,648
DT Midstream, Inc.	164,566	8,158
Duke Energy Corp.	208,485	18,710
Edison International	78,231	5,433
Entergy Corp.	158,384	15,422
Equinix, Inc.	13,589	10,653
Essential Utilities, Inc.	213,329	8,514
Evergy, Inc.	111,115	6,491
Exelon Corp.	310,000	12,629
FirstEnergy Corp.	257,958	10,029
Gladstone Land Corp.	109,364	1,779
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	213,134	5,328
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.0% (1)continued
United States – 43.4%continued
Itron, Inc.*	53,354	$3,847
NextEra Energy, Inc.	424,507	31,498
Norfolk Southern Corp.	110,547	25,068
Ormat Technologies, Inc.	96,197	7,740
Pinnacle West Capital Corp.	172,665	14,065
PPL Corp.	433,177	11,462
Republic Services, Inc.	23,171	3,549
SBA Communications Corp.	60,541	14,031
SJW Group	27,533	1,930
Southern (The) Co.	236,305	16,600
Targa Resources Corp.	125,726	9,568
Trimble, Inc.*	121,688	6,442
Union Pacific Corp.	141,197	28,892
Waste Management, Inc.	44,353	7,692
Welltower, Inc.	51,198	4,141
Willdan Group, Inc.*	122,194	2,341
Xcel Energy, Inc.	162,164	10,082
		448,773
Total Common Stocks
(Cost $940,148)		962,688

INVESTMENT COMPANIES – 6.2%
International Public Partnerships Ltd.	4,828,189	7,943
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.91%(3) (4)	46,068,998	46,069
Renewables Infrastructure Group (The) Ltd.	7,190,154	10,502
Total Investment Companies
(Cost $67,210)		64,514

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill, 4.92%, 10/26/23(5) (6)	$905	$890
Total Short-Term Investments
(Cost $891)		890

Total Investments – 99.3%
(Cost $1,008,249)		1,028,092
Other Assets less Liabilities – 0.7%		6,916
Net Assets – 100.0%		$1,035,008

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.

EQUITY FUNDS    108    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of June 30, 2023 is disclosed.
(5)	Discount rate at the time of purchase.
(6)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

A.G. – Aktiengesellschaft (German: Stock Corporation)

EAFE – Europe, Australasia and the Far East

MSCI – Morgan Stanley Capital International

N.V. – Naamloze Vennootschap (Dutch: Limited Liability Company)

PLC – Public Limited Company

S&P – Standard & Poor's

S.A. – Société Anonyme (French: Public Limited Company)

S.E. – Societas Europaea (German: Public Company)
Percentages shown are based on Net Assets.
At June 30, 2023, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500 (United States Dollar)	50	$11,221	Long	9/23	$314
MSCI EAFE Index (United States Dollar)	82	8,838	Long	9/23	86
Total					$400
At June 30, 2023, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF NET ASSETS
United States Dollar	48.2%
Euro	20.1
British Pound	10.7
Australian Dollar	5.2
All other currencies less than 5%	15.1
Total Investments	99.3
Other Assets less Liabilities	0.7
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2023 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2023:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Brazil	$8,345	$—	$—	$8,345
Canada	44,707	—	—	44,707
Mexico	17,889	—	—	17,889
Spain	3,514	24,372	—	27,886
United States	448,773	—	—	448,773
All Other Countries(1)	—	415,088	—	415,088
Total Common Stocks	523,228	439,460	—	962,688
Investment Companies	46,069	18,445	—	64,514
Short-Term Investments	—	890	—	890
Total Investments	$569,297	$458,795	$—	$1,028,092
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$400	$—	$—	$400

(1)	Classifications as defined in the Schedule of Investments.

NORTHERN FUNDS QUARTERLY REPORT     109    EQUITY FUNDS

Schedule of Investments
MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND continued	June 30, 2023 (UNAUDITED)
Transactions in  affiliated investments for the three months ended June 30, 2023, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$27,995	$148,543	$130,469	$594	$46,069	$46,068,998
EQUITY FUNDS    110    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
MULTI-MANAGER GLOBAL REAL ESTATE FUND	June 30, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.3% (1)
Australia – 5.2%
Goodman Group	220,614	$2,955
National Storage REIT	871,358	1,365
Region RE Ltd.	389,675	590
Rural Funds Group	96,941	114
Stockland	170,730	461
Vicinity Ltd.	416,041	511
		5,996
Belgium – 1.6%
Aedifica S.A.	2,807	180
Shurgard Self Storage Ltd.	25,991	1,187
VGP N.V.	4,567	447
		1,814
Canada – 4.4%
Brookfield Asset Management Ltd., Class A	14,199	463
Brookfield Corp.	20,037	675
Canadian Apartment Properties REIT	14,394	553
Chartwell Retirement Residences	113,858	814
Granite Real Estate Investment Trust	24,799	1,467
Tricon Residential, Inc.	131,445	1,159
		5,131
France – 0.2%
Gecina S.A.	2,098	223
Germany – 1.5%
LEG Immobilien S.E.*	9,475	544
Vonovia S.E.	62,647	1,223
		1,767
Hong Kong – 3.0%
Link REIT	126,380	704
Sino Land Co. Ltd.	553,683	681
Sun Hung Kai Properties Ltd.	69,500	876
Swire Properties Ltd.	414,200	1,021
Wharf Real Estate Investment Co. Ltd.	49,000	245
		3,527
India – 0.4%
Embassy Office Parks REIT	138,673	492
Japan – 7.8%
Heiwa Real Estate Co. Ltd.	16,100	426
Industrial & Infrastructure Fund Investment Corp.	426	449
Japan Hotel REIT Investment Corp.	717	366
Japan Logistics Fund, Inc.	418	907
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.3% (1)continued
Japan – 7.8%continued
Japan Metropolitan Fund Invest	1,255	$838
Katitas Co. Ltd.	71,100	1,224
Kenedix Office Investment Corp.	152	366
LaSalle Logiport REIT	224	235
Mitsui Fudosan Co. Ltd.	116,400	2,322
Nomura Real Estate Holdings, Inc.	19,700	469
Orix JREIT, Inc.	466	573
Star Asia Investment Corp.	1,197	493
United Urban Investment Corp.	368	372
		9,040
Mexico – 1.0%
Corp. Inmobiliaria Vesta S.A.B. de C.V.	356,964	1,159
Netherlands – 0.2%
CTP N.V.	21,380	278
Singapore – 3.5%
CapitaLand Ascendas REIT	339,300	684
CapitaLand Ascott Trust	1	—
CapitaLand India Trust	413,400	349
CapitaLand Investment Ltd.	889,400	2,186
Frasers Logistics & Commercial Trust	438,000	406
Parkway Life Real Estate Investment Trust	173,300	500
		4,125
Spain – 1.8%
Cellnex Telecom S.A.*	39,944	1,619
Merlin Properties Socimi S.A.	52,856	454
		2,073
Sweden – 0.2%
Fastighets AB Balder, Class B*	67,967	248
Tanzania, United Republic of – 0.7%
Helios Towers PLC*	707,141	838
United Kingdom – 7.4%
Big Yellow Group PLC	89,972	1,227
Grainger PLC	536,626	1,551
Helical PLC	66,480	219
Land Securities Group PLC	43,593	319
Safestore Holdings PLC	34,847	376
Segro PLC	204,978	1,869
Shaftesbury Capital PLC	992,696	1,454
UNITE Group (The) PLC	111,012	1,228
Workspace Group PLC	51,277	309
		8,552

NORTHERN FUNDS QUARTERLY REPORT     111    EQUITY FUNDS

Schedule of Investments
MULTI-MANAGER GLOBAL REAL ESTATE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.3% (1)continued
United States – 57.4%
Agree Realty Corp.	22,063	$1,443
Alexandria Real Estate Equities, Inc.	11,642	1,321
American Homes 4 Rent, Class A	36,912	1,309
Americold Realty Trust, Inc.	42,647	1,378
AvalonBay Communities, Inc.	9,913	1,876
Brixmor Property Group, Inc.	121,855	2,681
Camden Property Trust	15,483	1,686
CBRE Group, Inc., Class A*	16,147	1,303
CubeSmart	32,321	1,443
Douglas Emmett, Inc.	24,302	306
Encompass Health Corp.	22,525	1,525
Equinix, Inc.	5,478	4,294
Equity LifeStyle Properties, Inc.	30,863	2,064
Essex Property Trust, Inc.	7,806	1,829
Extra Space Storage, Inc.	14,682	2,185
Farmland Partners, Inc.	27,923	341
Healthpeak Properties, Inc.	57,499	1,156
Lamar Advertising Co., Class A	1,789	178
NNN REIT, Inc.	70,328	3,009
NVR, Inc.*	106	673
Phillips Edison & Co., Inc.	36,687	1,250
Prologis, Inc.	87,661	10,750
Rayonier, Inc.	50,368	1,582
Rexford Industrial Realty, Inc.	36,228	1,892
SBA Communications Corp.	8,929	2,069
Simon Property Group, Inc.	20,969	2,422
SITE Centers Corp.	101,191	1,338
Spirit Realty Capital, Inc.	34,398	1,355
STAG Industrial, Inc.	30,596	1,098
Sun Communities, Inc.	13,302	1,735
UDR, Inc.	32,489	1,396
Universal Health Services, Inc., Class B	2,367	373
Urban Edge Properties	69,090	1,066
VICI Properties, Inc.	75,155	2,362
Welltower, Inc.	28,227	2,283
Weyerhaeuser Co.	56,946	1,908
		66,879
Total Common Stocks
(Cost $108,016)		112,142

	NUMBER OF SHARES	VALUE (000S)
RIGHTS – 0.0%
Singapore – 0.0%
CapitaLand India Trust*	49,194	$3
Total Rights
(Cost $—)		3

INVESTMENT COMPANIES – 3.7%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.91%(2) (3)	4,301,893	4,302
Total Investment Companies
(Cost $4,302)		4,302

Total Investments – 100.0%
(Cost $112,318)		116,447
Other Assets less Liabilities – 0.0%		3
Net Assets – 100.0%		$116,450

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of June 30, 2023 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AB – Aktiebolag (Sweden: Corporation)

N.V. – Naamloze Vennootschap (Dutch: Limited Liability Company)

PLC – Public Limited Company

REIT – Real Estate Investment Trust

S.A. – Société Anonyme (French: Public Limited Company)

S.E. – Societas Europaea (German: Public Company)
Percentages shown are based on Net Assets.

EQUITY FUNDS    112    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
At June 30, 2023, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF NET ASSETS
United States Dollar	61.1%
British Pound	8.1
Japanese Yen	7.8
Euro	5.3
Australian Dollar	5.2
All other currencies less than 5%	12.5
Total Investments	100.0
Other Assets less Liabilities	0.0
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2023 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2023:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Canada	$5,131	$—	$—	$5,131
Mexico	1,159	—	—	1,159
United States	66,879	—	—	66,879
All Other Countries(1)	—	38,973	—	38,973
Total Common Stocks	73,169	38,973	—	112,142
Rights	—	3	—	3
Investment Companies	4,302	—	—	4,302
Total Investments	$77,471	$38,976	$—	$116,447

(1)	Classifications as defined in the Schedule of Investments.

Transactions in  affiliated investments for the three months ended June 30, 2023, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$4,738	$14,674	$15,110	$52	$4,302	$4,301,893
NORTHERN FUNDS QUARTERLY REPORT     113    EQUITY FUNDS

Schedule of Investments
NORTHERN ENGAGE360TM FUND
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.5% (1)
Australia – 0.5%
Macquarie Group Ltd.	3,724	$444
Mirvac Group	266,304	402
		846
Austria – 0.3%
Erste Group Bank A.G.	14,300	502
Bermuda – 0.2%
RenaissanceRe Holdings Ltd.	2,112	394
Brazil – 0.3%
WEG S.A.	70,965	561
Canada – 2.0%
Brookfield Corp.	23,451	790
Cameco Corp.	35,200	1,102
Canadian Pacific Kansas City Ltd.	10,430	842
Magna International, Inc.	16,000	903
		3,637
China – 1.5%
Alibaba Group Holding Ltd. ADR*	6,062	505
BYD Co. Ltd., Class H	22,033	705
China Traditional Chinese Medicine Holdings Co. Ltd.	668,933	313
Ping An Insurance Group Co. of China Ltd., Class H	95,760	614
Trip.com Group Ltd. ADR*	16,812	588
		2,725
Denmark – 0.9%
Novo Nordisk A/S, Class B	5,185	837
Orsted A/S(2)	5,010	473
Vestas Wind Systems A/S*	14,400	383
		1,693
Finland – 0.3%
Sampo OYJ, Class A	13,447	603
France – 2.8%
AXA S.A.	28,739	849
Cie Generale des Etablissements Michelin S.C.A.	29,400	869
L'Oreal S.A.	924	431
LVMH Moet Hennessy Louis Vuitton S.E.	1,300	1,227
Rexel S.A.	17,009	421
TotalEnergies S.E.	19,700	1,129
		4,926
Germany – 4.6%
BioNTech S.E. ADR*	2,736	295
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.5% (1)continued
Germany – 4.6%continued
Deutsche Telekom A.G. (Registered)	46,035	$1,004
Hannover Rueck S.E.	1,260	267
Infineon Technologies A.G.	18,097	746
Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen (Registered)	3,200	1,200
Nemetschek S.E.	12,800	959
Rational A.G.	1,000	724
SAP S.E.	8,012	1,094
SAP S.E. ADR	9,255	1,266
Symrise A.G.	5,700	597
		8,152
Hong Kong – 0.5%
AIA Group Ltd.	91,100	930
India – 0.5%
HDFC Bank Ltd. ADR	11,769	820
Indonesia – 0.9%
Bank Rakyat Indonesia Persero Tbk PT	2,294,160	834
Telkom Indonesia Persero Tbk PT	2,775,893	741
		1,575
Ireland – 0.3%
Kerry Group PLC, Class A	5,157	503
Italy – 0.2%
Prysmian S.p.A.	8,906	373
Japan – 6.3%
Daikin Industries Ltd.	4,070	831
Eisai Co. Ltd.	5,973	402
FANUC Corp.	20,800	731
Hoya Corp.	5,683	678
KDDI Corp.	26,300	813
Kubota Corp.	46,800	682
Kurita Water Industries Ltd.	12,668	487
Mitsubishi UFJ Financial Group, Inc.	66,800	493
Nidec Corp.	8,700	478
ORIX Corp.	34,083	623
Otsuka Holdings Co. Ltd.	23,700	869
Pan Pacific International Holdings Corp.	29,700	532
Shimano, Inc.	2,638	442
Shiseido Co. Ltd.	10,200	462
Sony Group Corp.	20,216	1,813
TDK Corp.	13,150	509
Yamaha Corp.	8,884	342
		11,187

EQUITY FUNDS    114    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.5% (1)continued
Netherlands – 1.3%
Heineken N.V.	6,800	$700
ING Groep N.V.	66,254	895
Koninklijke Ahold Delhaize N.V.	22,768	776
		2,371
Philippines – 0.3%
BDO Unibank, Inc.	209,290	522
Russia – 0.0%
Moscow Exchange MICEX-RTS PJSC(3)	51,540	—
Singapore – 1.1%
DBS Group Holdings Ltd.	41,800	977
Oversea-Chinese Banking Corp. Ltd.	105,742	964
		1,941
South Africa – 0.3%
Naspers Ltd., Class N	3,184	577
South Korea – 1.0%
LG Chem Ltd.	1,352	691
SK Hynix, Inc.	7,627	673
SK Telecom Co. Ltd. ADR	20,267	395
		1,759
Spain – 0.2%
Industria de Diseno Textil S.A.	11,729	456
Sweden – 0.9%
Assa Abloy AB, Class B	23,800	571
Atlas Copco AB, Class B	47,956	598
Essity AB, Class B	17,590	468
		1,637
Switzerland – 1.0%
Alcon, Inc.	12,000	997
DSM-Firmenich A.G.	6,800	732
		1,729
Taiwan – 1.2%
Delta Electronics, Inc.	74,363	827
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	12,903	1,302
		2,129
Thailand – 0.3%
Kasikornbank PCL (Registered)	133,481	489
United Kingdom – 3.4%
AstraZeneca PLC	5,203	745
Barratt Developments PLC	64,492	339
ConvaTec Group PLC	153,713	401
Croda International PLC	5,668	405
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.5% (1)continued
United Kingdom – 3.4%continued
Dechra Pharmaceuticals PLC	11,727	$549
Manchester United PLC, Class A*	10,834	264
Rentokil Initial PLC	148,300	1,158
Spirax-Sarco Engineering PLC	3,824	504
SSE PLC	27,810	652
Unilever PLC (EN Amsterdam Exchange)	18,731	975
		5,992
United States – 61.4%
Activision Blizzard, Inc.*	7,816	659
Adobe, Inc.*	6,606	3,230
ADT, Inc.	17,459	105
Aflac, Inc.	3,981	278
Air Products and Chemicals, Inc.	5,134	1,538
Akamai Technologies, Inc.*	4,516	406
Albemarle Corp.	4,550	1,015
Alexandria Real Estate Equities, Inc.	2,370	269
Alphabet, Inc., Class C*	11,138	1,347
Amazon.com, Inc.*	16,486	2,149
American Tower Corp.	10,149	1,968
Amgen, Inc.	4,300	955
Amphenol Corp., Class A	12,959	1,101
Apple, Inc.	10,356	2,009
Applied Materials, Inc.	6,678	965
Autodesk, Inc.*	2,387	488
Automatic Data Processing, Inc.	3,128	688
Avnet, Inc.	16,648	840
Axalta Coating Systems Ltd.*	11,288	370
Bank of America Corp.	11,323	325
Becton Dickinson & Co.	2,155	569
Berkshire Hathaway, Inc., Class B*	4,541	1,549
BOK Financial Corp.	2,960	239
BorgWarner, Inc.	7,674	375
Broadridge Financial Solutions, Inc.	3,189	528
Carlyle Group (The), Inc.	5,679	181
CarMax, Inc.*	5,202	435
CBRE Group, Inc., Class A*	11,543	932
Charles River Laboratories International, Inc.*	4,266	897
Charles Schwab (The) Corp.	6,513	369
Coca-Cola (The) Co.	15,100	909
Core Laboratories, Inc.	15,457	359
Corning, Inc.	10,237	359
D.R. Horton, Inc.	5,903	718

NORTHERN FUNDS QUARTERLY REPORT     115    EQUITY FUNDS

Schedule of Investments
NORTHERN ENGAGE360TM FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.5% (1)continued
United States – 61.4%continued
Danaher Corp.	4,500	$1,080
Darden Restaurants, Inc.	4,481	749
Dolby Laboratories, Inc., Class A	10,900	912
Duke Energy Corp.	3,542	318
EastGroup Properties, Inc.	3,077	534
Elevance Health, Inc.	2,086	927
Envista Holdings Corp.*	6,812	231
EverQuote, Inc., Class A*	33,906	220
Exxon Mobil Corp.	7,678	823
FactSet Research Systems, Inc.	1,724	691
First American Financial Corp.	4,064	232
FirstCash Holdings, Inc.	11,600	1,083
Flex Ltd.*	25,014	691
FMC Corp.	8,900	929
Fortive Corp.	14,130	1,057
Generac Holdings, Inc.*	2,034	303
General Dynamics Corp.	3,500	753
Gentex Corp.	8,896	260
Global Payments, Inc.	5,515	543
Goldman Sachs Group (The), Inc.	2,697	870
GSK PLC	39,800	703
GXO Logistics, Inc.*	31,014	1,948
Hackett Group (The), Inc.	26,996	603
HEICO Corp.	3,754	664
Hexcel Corp.	14,709	1,118
Hologic, Inc.*	9,410	762
Honeywell International, Inc.	9,387	1,948
Humana, Inc.	1,086	486
Huntington Ingalls Industries, Inc.	2,146	488
Intel Corp.	5,670	190
Interpublic Group of (The) Cos., Inc.	10,089	389
Intuit, Inc.	4,142	1,898
J.M. Smucker (The) Co.	1,052	155
Johnson & Johnson	8,652	1,432
Jones Lang LaSalle, Inc.*	1,078	168
JPMorgan Chase & Co.	4,326	629
Kennametal, Inc.	13,580	386
Keysight Technologies, Inc.*	1,228	206
Kimball Electronics, Inc.*	24,437	675
KKR & Co., Inc.	5,534	310
Knowles Corp.*	14,561	263
Laboratory Corp. of America Holdings	1,850	446
Lazard Ltd., Class A	8,485	272
Lennar Corp., Class A	15,800	1,980
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.5% (1)continued
United States – 61.4%continued
Linde PLC	3,206	$1,222
Littelfuse, Inc.	898	262
Lumentum Holdings, Inc.*	7,118	404
M&T Bank Corp.	2,076	257
Madison Square Garden Entertainment Corp.*	5,786	195
Madison Square Garden Sports Corp.	1,540	290
Markel Group, Inc.*	1,353	1,871
Martin Marietta Materials, Inc.	3,250	1,501
Mattel, Inc.*	22,319	436
Medtronic PLC	8,900	784
Mettler-Toledo International, Inc.*	890	1,167
Microchip Technology, Inc.	35,181	3,152
Microsoft Corp.	13,349	4,546
Mohawk Industries, Inc.*	2,212	228
Molson Coors Beverage Co., Class B	3,024	199
Moody's Corp.	4,589	1,596
Morgan Stanley	5,196	444
NIKE, Inc., Class B	7,772	858
Norfolk Southern Corp.	2,809	637
Norwegian Cruise Line Holdings Ltd.*	30,300	660
NOV, Inc.	10,917	175
nVent Electric PLC	6,706	347
Oracle Corp.	11,339	1,350
Oshkosh Corp.	10,500	909
Paramount Global, Class B	9,729	155
Parsons Corp.*	17,328	834
PayPal Holdings, Inc.*	6,300	420
PepsiCo, Inc.	5,602	1,038
PPG Industries, Inc.	3,197	474
Procter & Gamble (The) Co.	5,000	759
Progressive (The) Corp.	6,566	869
QUALCOMM, Inc.	6,900	821
Raymond James Financial, Inc.	8,040	834
Resideo Technologies, Inc.*	12,938	229
Roche Holding A.G. (Genusschein)	3,478	1,063
Roper Technologies, Inc.	1,964	944
Royal Caribbean Cruises Ltd.*	6,420	666
RPM International, Inc.	9,400	843
Ryder System, Inc.	6,808	577
Salesforce, Inc.*	4,528	957
Schlumberger N.V.	15,493	761
Schneider Electric S.E.	5,417	987
Sealed Air Corp.	7,437	298

EQUITY FUNDS    116    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.5% (1)continued
United States – 61.4%continued
Snap-on, Inc.	556	$160
Southern (The) Co.	5,438	382
Sphere Entertainment Co. (European Stock Exchange)*	4,205	115
Stanley Black & Decker, Inc.	3,741	351
Starbucks Corp.	5,079	503
Stericycle, Inc.*	5,486	255
Stifel Financial Corp.	9,332	557
Synopsys, Inc.*	3,146	1,370
Sysco Corp.	6,997	519
TechTarget, Inc.*	10,323	321
TJX (The) Cos., Inc.	9,048	767
TransDigm Group, Inc.	2,698	2,412
Union Pacific Corp.	3,275	670
Vail Resorts, Inc.	706	178
Visa, Inc., Class A	6,017	1,429
Vornado Realty Trust	28,900	524
Walgreens Boots Alliance, Inc.	7,768	221
Walt Disney (The) Co.*	12,698	1,134
Zimmer Biomet Holdings, Inc.	1,902	277
		109,613
Total Common Stocks
(Cost $143,867)		168,642

PREFERRED STOCKS – 1.2% (1)
Brazil – 0.3%
Itau Unibanco Holding S.A. ADR*	87,847	518
Chile – 0.3%
Sociedad Quimica y Minera de Chile S.A. ADR, 1.08%(4)	7,745	562
South Korea – 0.6%
Samsung Electronics Co. Ltd., 2.43%(4)	25,200	1,144
Total Preferred Stocks
(Cost $2,174)		2,224

INVESTMENT COMPANIES – 3.7%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.91%(5) (6)	6,677,600	6,678
Total Investment Companies
(Cost $6,678)		6,678

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill, 5.04%, 10/26/23(7) (8)	$150	$147
Total Short-Term Investments
(Cost $148)		147

Total Investments – 99.5%
(Cost $152,867)		177,691
Other Assets less Liabilities – 0.5%		869
Net Assets – 100.0%		$178,560

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(3)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(4)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of June 30, 2023 is disclosed.
(7)	Discount rate at the time of purchase.
(8)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

A.G. – Aktiengesellschaft (German: Stock Corporation)

AB – Aktiebolag (Sweden: Corporation)

ADR – American Depositary Receipt

EAFE – Europe, Australasia and the Far East

MSCI – Morgan Stanley Capital International

N.V. – Naamloze Vennootschap (Dutch: Limited Liability Company)

PLC – Public Limited Company

S&P – Standard & Poor's

S.A. – Société Anonyme (French: Public Limited Company)

S.E. – Societas Europaea (German: Public Company)
Percentages shown are based on Net Assets.

NORTHERN FUNDS QUARTERLY REPORT     117    EQUITY FUNDS

Schedule of Investments
NORTHERN ENGAGE360TM FUND continued	June 30, 2023 (UNAUDITED)
At June 30, 2023, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500 (United States Dollar)	7	$1,571	Long	9/23	$28
MSCI EAFE Index (United States Dollar)	11	1,186	Long	9/23	4
MSCI Emerging Markets Index (United States Dollar)	9	449	Long	9/23	(5)
Total					$27
At June 30, 2023, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF NET ASSETS
United States Dollar	68.5%
Euro	10.6
Japanese Yen	6.3
All other currencies less than 5%	14.1
Total Investments	99.5
Other Assets less Liabilities	0.5
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on
June 30, 2023 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2023:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Bermuda	$394	$—	$—	$394
Brazil	561	—	—	561
Canada	3,637	—	—	3,637
China	1,093	1,632	—	2,725
Germany	1,561	6,591	—	8,152
India	820	—	—	820
South Korea	395	1,364	—	1,759
Taiwan	1,302	827	—	2,129
United Kingdom	264	5,728	—	5,992
United States	106,860	2,753	—	109,613
All Other Countries(1)	—	32,860	—	32,860
Total Common Stocks	116,887	51,755	—	168,642
Preferred Stocks:
South Korea	—	1,144	—	1,144
All Other Countries(1)	1,080	—	—	1,080
Total Preferred Stocks	1,080	1,144	—	2,224
Investment Companies	6,678	—	—	6,678
Short-Term Investments	—	147	—	147
Total Investments	$124,645	$53,046	$—	$177,691
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$32	$—	$—	$32
Liabilities
Futures Contracts	(5)	—	—	(5)
Total Other Financial Instruments	$27	$—	$—	$27

(1)	Classifications as defined in the Schedule of Investments.

Transactions in  affiliated investments for the three months ended June 30, 2023, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$9,496	$82,041	$84,859	$144	$6,678	$6,677,600
EQUITY FUNDS    118    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
SMALL CAP CORE FUND	June 30, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.1%
Aerospace & Defense – 0.7%
AAR Corp.*	7,112	$411
Aerojet Rocketdyne Holdings, Inc.*	13,719	753
Astronics Corp.*	2,474	49
Astronics Corp., Class B*	3,555	70
Ducommun, Inc.*	4,079	177
Kaman Corp.	5,054	123
Mercury Systems, Inc.*	9,515	329
Moog, Inc., Class A	5,024	545
National Presto Industries, Inc.	1,257	92
Park Aerospace Corp.	4,710	65
Parsons Corp.*	2,239	108
V2X, Inc.*	4,333	215
		2,937
Air Freight & Logistics – 0.2%
Air Transport Services Group, Inc.*	9,995	189
Forward Air Corp.	6,723	713
		902
Automobile Components – 1.5%
Adient PLC*	18,079	693
American Axle & Manufacturing Holdings, Inc.*	12,826	106
Cooper-Standard Holdings, Inc.*	2,163	31
Dana, Inc.	25,253	429
Dorman Products, Inc.*	6,931	546
Fox Factory Holding Corp.*	6,360	690
Gentherm, Inc.*	8,131	459
Goodyear Tire & Rubber (The) Co.*	55,404	758
LCI Industries	7,177	907
Modine Manufacturing Co.*	5,155	170
Motorcar Parts of America, Inc.*	5,169	40
Patrick Industries, Inc.	4,422	354
Standard Motor Products, Inc.	4,303	161
Stoneridge, Inc.*	4,436	84
Strattec Security Corp.*	1,566	29
Superior Industries International, Inc.*	7,712	28
Visteon Corp.*	4,910	705
XPEL, Inc.*	3,039	256
		6,446
Automobiles – 0.1%
Winnebago Industries, Inc.	8,609	574
Workhorse Group, Inc.*	20,206	18
		592
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1%continued
Banks – 6.2%
1st Source Corp.	6,084	$255
Amalgamated Financial Corp.	5,817	94
American National Bankshares, Inc.	4,140	120
AmeriServ Financial, Inc.	2,916	7
Ames National Corp.	1,620	29
Arrow Financial Corp.	5,181	104
Associated Banc-Corp	22,067	358
Atlantic Union Bankshares Corp.	15,763	409
Axos Financial, Inc.*	13,018	513
BancFirst Corp.	4,254	391
Bancorp (The), Inc.*	6,729	220
Bank First Corp.	3,158	263
Bank of Hawaii Corp.	6,474	267
Bank of Marin Bancorp	3,581	63
Bank of South Carolina Corp.	5,601	77
Bank7 Corp.	8,523	209
BankFinancial Corp.	3,374	28
Bankwell Financial Group, Inc.	7,252	177
Banner Corp.	8,182	357
Bar Harbor Bankshares	1,914	47
BCB Bancorp, Inc.	2,039	24
Brookline Bancorp, Inc.	21,716	190
Business First Bancshares, Inc.	3,069	46
C&F Financial Corp.	1,568	84
Cadence Bank	33,833	665
Cambridge Bancorp	1,439	78
Camden National Corp.	3,768	117
Capital City Bank Group, Inc.	2,064	63
Capitol Federal Financial, Inc.	23,394	144
Cathay General Bancorp	15,170	488
CB Financial Services, Inc.	346	7
Central Pacific Financial Corp.	667	10
Citizens & Northern Corp.	1,065	21
Citizens Community Bancorp, Inc.	1,470	13
Citizens Financial Services, Inc.	263	20
City Holding Co.	3,670	330
Civista Bancshares, Inc.	670	12
Colony Bankcorp, Inc.	1,264	12
Commercial National Financial Corp.	121	1
Community Bank System, Inc.	8,996	422
Community Financial (The) Corp.	3,257	88
Community Trust Bancorp, Inc.	2,765	98
ConnectOne Bancorp, Inc.	2,328	39
CVB Financial Corp.	20,802	276

NORTHERN FUNDS QUARTERLY REPORT     119    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1%continued
Banks – 6.2%continued
Dime Community Bancshares, Inc.	3,129	$55
Eagle Bancorp, Inc.	6,458	137
Eagle Financial Services, Inc.	100	3
Eastern Bankshares, Inc.	25,103	308
Enterprise Bancorp, Inc.	3,196	93
Enterprise Financial Services Corp.	5,191	203
Equity Bancshares, Inc., Class A	3,378	77
ESSA Bancorp, Inc.	913	14
FB Financial Corp.	2,416	68
Financial Institutions, Inc.	4,376	69
First Bancorp	7,800	232
First BanCorp (New York Exchange)	29,678	363
First Bancorp (The), Inc.	815	20
First Bancshares (The), Inc.	4,861	126
First Busey Corp.	10,829	218
First Business Financial Services, Inc.	1,190	35
First Commonwealth Financial Corp.	27,853	352
First Community Bankshares, Inc.	1,756	52
First Financial Bankshares, Inc.	27,825	793
First Financial Corp.	2,604	85
First Financial Northwest, Inc.	1,914	22
First Foundation, Inc.	5,703	23
First Guaranty Bancshares, Inc.	631	7
First Hawaiian, Inc.	19,157	345
First Internet Bancorp	1,643	24
First Merchants Corp.	10,063	284
First Mid Bancshares, Inc.	207	5
First of Long Island (The) Corp.	3,593	43
First Savings Financial Group, Inc.	10,473	138
First United Corp.	7,500	107
Flushing Financial Corp.	6,616	81
FS Bancorp, Inc.	2,366	71
German American Bancorp, Inc.	5,142	140
Glacier Bancorp, Inc.	18,128	565
Great Southern Bancorp, Inc.	1,695	86
Hancock Whitney Corp.	15,976	613
Hanmi Financial Corp.	4,890	73
Harleysville Financial Corp.	239	5
Hawthorn Bancshares, Inc.	1,002	18
Heartland Financial U.S.A., Inc.	6,042	168
Heritage Financial Corp.	7,826	127
Hilltop Holdings, Inc.	14,638	461
Hingham Institution For Savings (The)	652	139
Home Bancorp, Inc.	3,034	101
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1%continued
Banks – 6.2%continued
Home BancShares, Inc.	26,858	$612
HomeStreet, Inc.	4,633	27
HomeTrust Bancshares, Inc.	3,760	79
Hope Bancorp, Inc.	19,889	167
Horizon Bancorp, Inc.	2,787	29
Independent Bank Corp.	9,332	415
Independent Bank Group, Inc.	9,989	345
International Bancshares Corp.	11,836	523
Investar Holding Corp.	10,694	130
Jeffersonville Bancorp	620	12
Kentucky First Federal Bancorp	942	6
Lake Shore Bancorp, Inc.	737	8
Lakeland Bancorp, Inc.	4,932	66
Lakeland Financial Corp.	4,632	225
Landmark Bancorp, Inc.	1,445	32
Magyar Bancorp, Inc.	1,337	14
Malvern Bancorp, Inc.(1) *	9	—
Mercantile Bank Corp.	5,612	155
Mid Penn Bancorp, Inc.	979	22
MidWestOne Financial Group, Inc.	1,413	30
NASB Financial, Inc.	896	27
National Bank Holdings Corp., Class A	6,406	186
National Bankshares, Inc.	842	25
NBT Bancorp, Inc.	10,119	322
Nicolet Bankshares, Inc.	2,918	198
Northeast Bank	2,191	91
Northeast Community Bancorp, Inc.	2,633	39
Northfield Bancorp, Inc.	15,316	168
Northrim BanCorp, Inc.	1,630	64
Norwood Financial Corp.	1,071	32
OceanFirst Financial Corp.	8,982	140
OFG Bancorp	10,244	267
Ohio Valley Banc Corp.	1,602	39
Old Point Financial Corp.	1,094	19
Old Second Bancorp, Inc.	2,583	34
Pacific Premier Bancorp, Inc.	19,735	408
Park National Corp.	2,869	294
Peapack-Gladstone Financial Corp.	4,723	128
Penns Woods Bancorp, Inc.	2,026	51
Peoples Bancorp of North Carolina, Inc.	1,527	28
Peoples Bancorp, Inc.	6,266	166
Peoples Financial Corp.	236	3
Peoples Financial Services Corp.	1,025	45

EQUITY FUNDS    120    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1%continued
Banks – 6.2%continued
Preferred Bank	3,685	$203
Premier Financial Corp.	9,636	154
Primis Financial Corp.	669	6
Provident Bancorp, Inc.(1)	18	—
Provident Financial Holdings, Inc.	1,656	21
Renasant Corp.	11,587	303
Republic Bancorp, Inc., Class A	3,114	132
Republic First Bancorp, Inc.*	3,187	3
Sandy Spring Bancorp, Inc.	4,976	113
Seacoast Banking Corp. of Florida	10,198	225
ServisFirst Bancshares, Inc.	12,343	505
Shore Bancshares, Inc.	1,003	12
Sierra Bancorp	933	16
Simmons First National Corp., Class A	18,287	315
Southern First Bancshares, Inc.*	4,326	107
Southern Missouri Bancorp, Inc.	670	26
Southside Bancshares, Inc.	4,768	125
SouthState Corp.	10,200	671
Stellar Bancorp, Inc.	6,754	155
Stock Yards Bancorp, Inc.	6,007	273
Texas Capital Bancshares, Inc.*	7,121	367
Timberland Bancorp, Inc.	1,794	46
Towne Bank	12,404	288
TriCo Bancshares	4,784	159
TrustCo Bank Corp. NY	2,496	71
Trustmark Corp.	12,189	257
UMB Financial Corp.	8,361	509
Union Bankshares, Inc.	6,092	140
United Bancorp, Inc.	1,456	17
United Bankshares, Inc.	17,796	528
United Community Banks, Inc.	14,443	361
Unity Bancorp, Inc.	2,327	55
Univest Financial Corp.	5,267	95
Virginia National Bankshares Corp.	105	3
Washington Trust Bancorp, Inc.	4,127	111
WesBanco, Inc.	14,383	368
West BanCorp, Inc.	1,135	21
Westamerica BanCorp	5,843	224
Western New England Bancorp, Inc.	8,551	50
WSFS Financial Corp.	16,443	620
		27,511
Beverages – 0.4%
Coca-Cola Consolidated, Inc.	1,561	993
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1%continued
Beverages – 0.4%continued
MGP Ingredients, Inc.	3,257	$346
National Beverage Corp.*	6,555	317
		1,656
Biotechnology – 5.5%
2seventy bio, Inc.*	3,712	38
4D Molecular Therapeutics, Inc.*	9,288	168
89bio, Inc.*	7,009	133
Abeona Therapeutics, Inc.*	23,500	95
Achieve Life Sciences, Inc.*	14,700	76
Acumen Pharmaceuticals, Inc.*	1,062	5
Adaptimmune Therapeutics PLC ADR*	20,820	19
ADMA Biologics, Inc.*	42,064	155
Agios Pharmaceuticals, Inc.*	5,038	143
Akero Therapeutics, Inc.*	3,916	183
Alector, Inc.*	15,947	96
Alkermes PLC*	27,612	864
Allogene Therapeutics, Inc.*	28,137	140
Allovir, Inc.*	2,033	7
Altimmune, Inc.*	12,327	43
ALX Oncology Holdings, Inc.*	7,964	60
Amicus Therapeutics, Inc.*	68,028	854
AnaptysBio, Inc.*	11,172	227
Anavex Life Sciences Corp.*	23,171	188
Anika Therapeutics, Inc.*	5,077	132
Annexon, Inc.*	6,085	21
Aravive, Inc.*	8,839	11
Arbutus Biopharma Corp.*	7,627	17
Arcellx, Inc.*	10,010	316
Arcutis Biotherapeutics, Inc.*	4,849	46
Ardelyx, Inc.*	6,416	22
Assembly Biosciences, Inc.*	10,265	12
Astria Therapeutics, Inc.*	10,865	90
Atara Biotherapeutics, Inc.*	13,007	21
Avid Bioservices, Inc.*	9,647	135
Avidity Biosciences, Inc.*	13,160	146
Bellerophon Therapeutics, Inc.*	7,970	5
Beyondspring, Inc.*	6,729	8
Biohaven Ltd.*	9,500	227
Bioxcel Therapeutics, Inc.*	16,214	108
Bluebird Bio, Inc.*	11,008	36
C4 Therapeutics, Inc.*	6,094	17
Capricor Therapeutics, Inc.*	22,220	106
Caribou Biosciences, Inc.*	15,829	67
CASI Pharmaceuticals Holdings, Inc.*	3,766	9

NORTHERN FUNDS QUARTERLY REPORT     121    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1%continued
Biotechnology – 5.5%continued
Catalyst Pharmaceuticals, Inc.*	36,098	$485
Celcuity, Inc.*	17,458	192
Celldex Therapeutics, Inc.*	5,201	176
Chimerix, Inc.*	1,335	2
Cibus, Inc.*	118	1
Coherus Biosciences, Inc.*	23,083	99
Crinetics Pharmaceuticals, Inc.*	13,503	243
Cue Biopharma, Inc.*	4,064	15
Cullinan Oncology, Inc.*	11,367	122
CureVac N.V.*	29,834	311
Cytokinetics, Inc.*	11,748	383
Day One Biopharmaceuticals, Inc.*	6,800	81
Deciphera Pharmaceuticals, Inc.*	12,940	182
DermTech, Inc.*	7,034	18
Design Therapeutics, Inc.*	24,879	157
DiaMedica Therapeutics, Inc.*	20,810	90
Disc Medicine, Inc.*	2,300	102
Dyadic International, Inc.*	16,268	31
Dynavax Technologies Corp.*	29,723	384
Dyne Therapeutics, Inc.*	6,800	76
Eagle Pharmaceuticals, Inc.*	5,071	99
Editas Medicine, Inc.*	8,247	68
Eiger BioPharmaceuticals, Inc.*	19,806	14
Emergent BioSolutions, Inc.*	10,401	76
Enanta Pharmaceuticals, Inc.*	5,241	112
Entrada Therapeutics, Inc.*	7,200	109
Essa Pharma, Inc.*	4,323	12
Foghorn Therapeutics, Inc.*	10,665	75
G1 Therapeutics, Inc.*	11,629	29
Galectin Therapeutics, Inc.*	7,609	11
Genelux Corp.*	3,371	110
Geron Corp.*	26,760	86
GlycoMimetics, Inc.*	11,161	19
Gossamer Bio, Inc.*	11,915	14
Graphite Bio, Inc.*	8,931	23
Gritstone bio, Inc.*	6,339	12
Halozyme Therapeutics, Inc.*	24,153	871
Heron Therapeutics, Inc.*	11,870	14
Ideaya Biosciences, Inc.*	5,303	125
IGM Biosciences, Inc.*	9,071	84
Immatics N.V.*	10,113	117
ImmuCell Corp.*	2,485	13
Immuneering Corp., Class A*	1,340	14
Immunic, Inc.*	20,019	50
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1%continued
Biotechnology – 5.5%continued
ImmunoGen, Inc.*	31,032	$586
Inhibrx, Inc.*	9,691	252
Inozyme Pharma, Inc.*	15,000	83
Insmed, Inc.*	23,561	497
Intercept Pharmaceuticals, Inc.*	4,407	49
Ironwood Pharmaceuticals, Inc.*	43,111	459
iTeos Therapeutics, Inc.*	7,612	101
IVERIC bio, Inc.*	14,399	566
Janux Therapeutics, Inc.*	6,800	81
KalVista Pharmaceuticals, Inc.*	18,438	166
Karyopharm Therapeutics, Inc.*	11,896	21
Keros Therapeutics, Inc.*	2,621	105
Kezar Life Sciences, Inc.*	9,673	24
Kronos Bio, Inc.*	6,053	10
Krystal Biotech, Inc.*	2,913	342
Kura Oncology, Inc.*	17,673	187
Larimar Therapeutics, Inc.*	441	1
Lexicon Pharmaceuticals, Inc.*	11,207	26
MacroGenics, Inc.*	8,808	47
MannKind Corp.*	39,452	161
MediciNova, Inc.*	25,731	59
MeiraGTx Holdings PLC*	13,641	92
Mereo Biopharma Group PLC ADR*	1,007	1
Merrimack Pharmaceuticals, Inc.*	7,861	97
Mersana Therapeutics, Inc.*	9,921	33
Merus N.V.*	11,886	313
MiMedx Group, Inc.*	14,336	95
Mirati Therapeutics, Inc.*	8,100	293
Mirum Pharmaceuticals, Inc.*	13,491	349
Monte Rosa Therapeutics, Inc.*	12,800	88
Myriad Genetics, Inc.*	20,011	464
Natera, Inc.*	13,781	671
Nkarta, Inc.*	25,420	56
Northwest Biotherapeutics, Inc.*	99,735	57
Olema Pharmaceuticals, Inc.*	20,842	188
Omega Therapeutics, Inc.*	2,488	14
Omniab, Inc.(2) *	1,740	1
Omniab, Inc. (NASDAQ Exchange)(2) *	1,740	1
Organogenesis Holdings, Inc.*	8,779	29
ORIC Pharmaceuticals, Inc.*	6,813	53
PDL BioPharma, Inc.(2) *	24,608	12
PMV Pharmaceuticals, Inc.*	7,964	50
Point Biopharma Global, Inc.*	10,400	94
Praxis Precision Medicines, Inc.*	17,051	20

EQUITY FUNDS    122    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1%continued
Biotechnology – 5.5%continued
ProKidney Corp.*	7,800	$87
ProQR Therapeutics N.V.*	6,172	10
Protagonist Therapeutics, Inc.*	5,762	159
Protalix BioTherapeutics, Inc.*	503	1
Prothena Corp. PLC*	8,214	561
Quince Therapeutics, Inc.*	3,436	5
RAPT Therapeutics, Inc.*	11,711	219
Recursion Pharmaceuticals, Inc., Class A*	26,800	200
REGENXBIO, Inc.*	6,344	127
Repare Therapeutics, Inc.*	3,930	42
Replimune Group, Inc.*	17,297	402
Rezolute, Inc.*	11,436	23
Rhythm Pharmaceuticals, Inc.*	8,730	144
Rigel Pharmaceuticals, Inc.*	25,142	32
Rocket Pharmaceuticals, Inc.*	9,719	193
Sage Therapeutics, Inc.*	11,929	561
Sangamo Therapeutics, Inc.*	21,642	28
Savara, Inc.*	7,188	23
Scholar Rock Holding Corp.*	15,000	113
Shattuck Labs, Inc.*	4,666	15
Sinovac Biotech Ltd.(2) *	1,587	—
Solid Biosciences, Inc.*	372	2
Spero Therapeutics, Inc.*	9,073	13
Stoke Therapeutics, Inc.*	13,577	144
Sutro Biopharma, Inc.*	3,101	14
Syndax Pharmaceuticals, Inc.*	12,594	264
Tenaya Therapeutics, Inc.*	6,573	39
Travere Therapeutics, Inc.*	10,384	159
uniQure N.V.*	7,417	85
UroGen Pharma Ltd.*	17,713	183
Vanda Pharmaceuticals, Inc.*	10,580	70
Vaxcyte, Inc.*	11,631	581
VBI Vaccines, Inc.*	965	3
Veracyte, Inc.*	12,475	318
Vericel Corp.*	8,383	315
Viking Therapeutics, Inc.*	11,294	183
Vir Biotechnology, Inc.*	18,696	459
Viridian Therapeutics, Inc.*	8,323	198
Vor BioPharma, Inc.*	19,000	59
Voyager Therapeutics, Inc.*	11,281	129
X4 Pharmaceuticals, Inc.*	11,172	22
XBiotech, Inc.*	6,888	41
Xencor, Inc.*	10,447	261
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1%continued
Biotechnology – 5.5%continued
Xenon Pharmaceuticals, Inc.*	7,965	$307
XOMA Corp.*	9,637	182
Y-mAbs Therapeutics, Inc.*	11,500	78
Zymeworks, Inc.*	7,177	62
		24,363
Broadline Retail – 0.3%
Big Lots, Inc.	9,268	82
Dillard's, Inc., Class A	1,535	501
Macy's, Inc.	8,325	133
Ollie's Bargain Outlet Holdings, Inc.*	9,543	553
		1,269
Building Products – 1.8%
AAON, Inc.	8,021	760
American Woodmark Corp.*	2,909	222
Apogee Enterprises, Inc.	6,294	299
AZEK (The) Co., Inc.*	19,387	587
AZZ, Inc.	4,316	188
Caesarstone Ltd.	6,098	32
CSW Industrials, Inc.	2,682	446
Gibraltar Industries, Inc.*	7,066	445
Griffon Corp.	10,210	411
Insteel Industries, Inc.	7,591	236
JELD-WEN Holding, Inc.*	12,711	223
Masonite International Corp.*	5,250	538
PGT Innovations, Inc.*	13,096	382
Quanex Building Products Corp.	6,012	161
Resideo Technologies, Inc.*	24,838	439
Simpson Manufacturing Co., Inc.	8,697	1,204
UFP Industries, Inc.	12,660	1,229
		7,802
Capital Markets – 2.2%
ArrowMark Financial Corp.	3,007	50
Artisan Partners Asset Management, Inc., Class A	8,678	341
Associated Capital Group, Inc., Class A	2,664	94
Avantax, Inc.*	6,863	154
B. Riley Financial, Inc.	2,436	112
BGC Partners, Inc., Class A	49,897	221
Cohen & Steers, Inc.	5,110	296
Diamond Hill Investment Group, Inc.	1,298	222
Donnelley Financial Solutions, Inc.*	602	28
Evercore, Inc., Class A	6,848	846
Federated Hermes, Inc.	16,681	598

NORTHERN FUNDS QUARTERLY REPORT     123    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1%continued
Capital Markets – 2.2%continued
Freedom Holding Corp.*	5,033	$407
GAMCO Investors, Inc., Class A	7,410	142
Golub Capital BDC, Inc.	22,900	309
Hamilton Lane, Inc., Class A	5,121	410
Hercules Capital, Inc.	21,754	322
Houlihan Lokey, Inc.	7,598	747
Lazard Ltd., Class A	14,539	465
Main Street Capital Corp.	10,834	434
Moelis & Co., Class A	11,052	501
Patria Investments Ltd., Class A	19,800	283
Piper Sandler Cos.	3,786	489
PJT Partners, Inc., Class A	4,132	288
Prospect Capital Corp.	51,023	316
Safeguard Scientifics, Inc.*	826	1
Siebert Financial Corp.*	7,123	18
Sixth Street Specialty Lending, Inc.	9,992	187
StoneX Group, Inc.*	4,015	334
Victory Capital Holdings, Inc., Class A	12,099	382
Virtu Financial, Inc., Class A	15,295	261
Virtus Investment Partners, Inc.	1,173	232
Westwood Holdings Group, Inc.	2,368	29
WisdomTree, Inc.	16,510	113
		9,632
Chemicals – 2.3%
Advanced Emissions Solutions, Inc.*	838	2
AdvanSix, Inc.	4,745	166
Alto Ingredients, Inc.*	9,824	28
American Vanguard Corp.	4,085	73
Aspen Aerogels, Inc.*	4,942	39
Avient Corp.	15,986	654
Balchem Corp.	6,201	836
Cabot Corp.	10,961	733
Chase Corp.	2,426	294
Element Solutions, Inc.	34,139	655
FutureFuel Corp.	6,971	62
H.B. Fuller Co.	12,418	888
Hawkins, Inc.	7,939	379
Ingevity Corp.*	7,988	465
Innospec, Inc.	4,649	467
Intrepid Potash, Inc.*	880	20
Koppers Holdings, Inc.	8,218	280
Kronos Worldwide, Inc.	5,149	45
Livent Corp.*	27,523	755
LSB Industries, Inc.*	6,515	64
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1%continued
Chemicals – 2.3%continued
Mativ Holdings, Inc.	14,773	$223
Minerals Technologies, Inc.	7,390	426
NewMarket Corp.	1,060	426
Orion S.A.	8,234	175
Quaker Chemical Corp.	3,947	769
Sensient Technologies Corp.	8,631	614
Stepan Co.	4,700	449
Trinseo PLC	9,824	125
Tronox Holdings PLC	20,393	259
		10,371
Commercial Services & Supplies – 1.4%
ABM Industries, Inc.	12,846	548
ACCO Brands Corp.	20,519	107
ARC Document Solutions, Inc.	7,087	23
Brady Corp., Class A	9,873	470
Brink's (The) Co.	9,348	634
Casella Waste Systems, Inc., Class A*	8,429	763
CECO Environmental Corp.*	2,043	27
Cimpress PLC*	5,146	306
Civeo Corp.*	306	6
CompX International, Inc.	2,952	64
CoreCivic, Inc.*	21,210	200
Deluxe Corp.	8,605	151
Ennis, Inc.	6,193	126
Healthcare Services Group, Inc.	15,428	230
Heritage-Crystal Clean, Inc.*	1,005	38
HNI Corp.	9,134	257
Interface, Inc.	9,001	79
Liquidity Services, Inc.*	4,841	80
Matthews International Corp., Class A	7,118	303
MillerKnoll, Inc.	16,349	242
NL Industries, Inc.	8,463	47
Odyssey Marine Exploration, Inc.*	377	1
OPENLANE, Inc.*	25,152	383
Perma-Fix Environmental Services, Inc.*	1,434	16
Pitney Bowes, Inc.	28,768	102
Quad/Graphics, Inc.*	2,395	9
SP Plus Corp.*	5,046	197
Steelcase, Inc., Class A	18,977	146
UniFirst Corp.	2,950	457
Viad Corp.*	4,178	112
Virco Mfg. Corp.*	4,606	19
VSE Corp.	4,661	255
		6,398

EQUITY FUNDS    124    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1%continued
Communications Equipment – 0.9%
ADTRAN Holdings, Inc.	9,255	$97
Applied Optoelectronics, Inc.*	8,255	49
AudioCodes Ltd.	5,458	50
Aviat Networks, Inc.*	2,961	99
BK Technologies Corp.	367	6
CalAmp Corp.*	6,625	7
Calix, Inc.*	8,933	446
Clearfield, Inc.*	4,804	227
CommScope Holding Co., Inc.*	35,482	200
Comtech Telecommunications Corp.	7,611	69
Digi International, Inc.*	10,554	416
DZS, Inc.*	670	3
EMCORE Corp.*	12,304	9
Extreme Networks, Inc.*	20,110	524
Harmonic, Inc.*	18,567	300
Inseego Corp.*	3,235	2
Ituran Location and Control Ltd.	4,023	94
KVH Industries, Inc.*	8,079	74
NETGEAR, Inc.*	5,911	84
NetScout Systems, Inc.*	14,342	444
PCTEL, Inc.	12,950	62
Radware Ltd.*	6,435	125
Ribbon Communications, Inc.*	4,866	13
Silicom Ltd.*	4,962	183
TESSCO Technologies, Inc.*	10,693	96
Viavi Solutions, Inc.*	37,937	430
		4,109
Construction & Engineering – 2.0%
Ameresco, Inc., Class A*	5,435	264
API Group Corp.(3) *	31,044	846
Arcosa, Inc.	10,720	812
Argan, Inc.	3,568	141
Comfort Systems U.S.A., Inc.	9,510	1,562
Dycom Industries, Inc.*	5,741	652
EMCOR Group, Inc.	10,509	1,942
Fluor Corp.*	27,256	807
Granite Construction, Inc.	10,722	427
Great Lakes Dredge & Dock Corp.*	8,219	67
IES Holdings, Inc.*	1,656	94
INNOVATE Corp.*	1,551	3
Matrix Service Co.*	10,608	62
MYR Group, Inc.*	3,129	433
Northwest Pipe Co.*	5,173	156
Orion Group Holdings, Inc.*	2,825	8
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1%continued
Construction & Engineering – 2.0%continued
Primoris Services Corp.	5,846	$178
Sterling Infrastructure, Inc.*	7,736	432
Tutor Perini Corp.*	5,422	39
		8,925
Construction Materials – 0.3%
Summit Materials, Inc., Class A*	25,849	978
United States Lime & Minerals, Inc.	1,317	275
		1,253
Consumer Finance – 1.0%
Atlanticus Holdings Corp.*	1,345	57
Curo Group Holdings Corp.(1)	193	—
Encore Capital Group, Inc.*	6,669	324
Enova International, Inc.*	4,784	254
EZCORP, Inc., Class A*	7,224	61
FirstCash Holdings, Inc.	8,083	754
Green Dot Corp., Class A*	10,950	205
LendingClub Corp.*	8,598	84
Medallion Financial Corp.	1,166	9
Navient Corp.	32,833	610
Nelnet, Inc., Class A	6,632	640
PRA Group, Inc.*	9,935	227
PROG Holdings, Inc.*	14,061	452
Upstart Holdings, Inc.*	11,100	398
World Acceptance Corp.*	1,712	229
		4,304
Consumer Staples Distribution & Retail – 0.7%
Andersons (The), Inc.	3,897	180
Chefs' Warehouse (The), Inc.*	3,129	112
Grocery Outlet Holding Corp.*	14,534	445
Ingles Markets, Inc., Class A	5,441	450
Natural Grocers by Vitamin Cottage, Inc.	1,755	21
PriceSmart, Inc.	4,074	302
Rite Aid Corp.*	9,010	14
SpartanNash Co.	6,838	154
Sprouts Farmers Market, Inc.*	23,893	877
United Natural Foods, Inc.*	8,380	164
Village Super Market, Inc., Class A	1,860	42
Weis Markets, Inc.	4,597	295
		3,056
Containers & Packaging – 0.4%
Greif, Inc., Class A	4,786	330
Myers Industries, Inc.	6,822	132

NORTHERN FUNDS QUARTERLY REPORT     125    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1%continued
Containers & Packaging – 0.4%continued
O-I Glass, Inc.*	22,880	$488
Silgan Holdings, Inc.	10,976	515
TriMas Corp.	9,336	257
		1,722
Distributors – 0.0%
Weyco Group, Inc.	4,106	110
Diversified Consumer Services – 0.9%
2U, Inc.*	11,890	48
Adtalem Global Education, Inc.*	12,470	428
Afya Ltd., Class A*	16,627	233
American Public Education, Inc.*	5,687	27
Chegg, Inc.*	18,780	167
Duolingo, Inc.*	5,100	729
Graham Holdings Co., Class B	904	517
Grand Canyon Education, Inc.*	7,665	791
Laureate Education, Inc.	20,511	248
Perdoceo Education Corp.*	9,865	121
Strategic Education, Inc.	4,284	291
Stride, Inc.*	6,530	243
Universal Technical Institute, Inc.*	3,322	23
WW International, Inc.*	7,900	53
		3,919
Diversified Real Estate Investment Trusts – 0.5%
Alexander & Baldwin, Inc.	12,659	235
American Assets Trust, Inc.	8,499	163
Armada Hoffler Properties, Inc.	5,916	69
Broadstone Net Lease, Inc.	23,782	367
CTO Realty Growth, Inc.	11,410	196
Empire State Realty Trust, Inc., Class A	25,074	188
Essential Properties Realty Trust, Inc.	15,628	368
Gladstone Commercial Corp.	5,550	69
Global Net Lease, Inc.	18,211	187
One Liberty Properties, Inc.	8,239	167
Star Holdings*	2,793	41
		2,050
Diversified Telecommunication Services – 0.6%
Anterix, Inc.*	5,005	159
ATN International, Inc.	2,337	85
Bandwidth, Inc., Class A*	2,992	41
Cogent Communications Holdings, Inc.	7,494	504
Consolidated Communications Holdings, Inc.*	14,553	56
IDT Corp., Class B*	5,188	134
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1%continued
Diversified Telecommunication Services – 0.6%continued
Iridium Communications, Inc.	20,618	$1,281
Liberty Latin America Ltd., Class C*	16,237	140
LICT Corp.*	7	129
		2,529
Electric Utilities – 0.8%
ALLETE, Inc.	11,912	690
MGE Energy, Inc.	8,326	659
Otter Tail Corp.	10,120	799
PNM Resources, Inc.	14,784	667
Portland General Electric Co.	19,517	914
		3,729
Electrical Equipment – 1.0%
Allied Motion Technologies, Inc.	4,129	165
American Superconductor Corp.*	696	4
Atkore, Inc.*	8,730	1,361
Babcock & Wilcox Enterprises, Inc.*	6,843	40
Encore Wire Corp.	3,861	718
EnerSys	8,117	881
GrafTech International Ltd.	29,328	148
LSI Industries, Inc.	4,822	61
Orion Energy Systems, Inc.*	2,963	5
Powell Industries, Inc.	4,145	251
Preformed Line Products Co.	1,859	290
Thermon Group Holdings, Inc.*	3,280	87
TPI Composites, Inc.*	6,081	63
Ultralife Corp.*	2,573	13
Vicor Corp.*	5,780	312
		4,399
Electronic Equipment, Instruments & Components – 3.4%
Advanced Energy Industries, Inc.	6,791	757
Arlo Technologies, Inc.*	11,556	126
Avnet, Inc.	15,724	793
Badger Meter, Inc.	5,378	794
Bel Fuse, Inc., Class A	1,647	96
Bel Fuse, Inc., Class B	5,159	296
Belden, Inc.	7,014	671
Benchmark Electronics, Inc.	9,135	236
Climb Global Solutions, Inc.	5,443	260
Coherent Corp.*	16,537	843
CTS Corp.	5,126	218
Daktronics, Inc.*	7,972	51
ePlus, Inc.*	10,255	577
Fabrinet*	7,944	1,032

EQUITY FUNDS    126    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1%continued
Electronic Equipment, Instruments & Components – 3.4%continued
FARO Technologies, Inc.*	3,709	$60
Frequency Electronics, Inc.	6,679	44
Hollysys Automation Technologies Ltd.*	8,712	153
Identiv, Inc.*	260	2
Insight Enterprises, Inc.*	9,079	1,329
Itron, Inc.*	8,348	602
Kimball Electronics, Inc.*	5,059	140
Knowles Corp.*	14,106	255
Methode Electronics, Inc.	8,105	272
nLight, Inc.*	12,099	187
Novanta, Inc.*	6,962	1,282
OSI Systems, Inc.*	5,129	604
PAR Technology Corp.*	4,690	154
PC Connection, Inc.	6,492	293
Plexus Corp.*	5,889	579
Powerfleet, Inc.*	2,030	6
Rogers Corp.*	3,422	554
Sanmina Corp.*	12,693	765
ScanSource, Inc.*	4,523	134
TTM Technologies, Inc.*	16,103	224
Vishay Intertechnology, Inc.	20,416	600
Vishay Precision Group, Inc.*	5,648	210
		15,199
Energy Equipment & Services – 2.0%
Bristow Group, Inc.*	6,681	192
Cactus, Inc., Class A	10,603	449
ChampionX Corp.	36,508	1,133
DMC Global, Inc.*	5,519	98
Dril-Quip, Inc.*	6,216	145
Enerflex Ltd.	12,269	84
ENGlobal Corp.*	6,201	2
Expro Group Holdings N.V.*	17,463	310
Forum Energy Technologies, Inc.*	555	14
Geospace Technologies Corp.*	6,342	49
Gulf Island Fabrication, Inc.*	5,271	17
Helix Energy Solutions Group, Inc.*	35,950	265
Helmerich & Payne, Inc.	17,048	604
KLX Energy Services Holdings, Inc.*	590	6
Liberty Energy, Inc.	24,989	334
Mammoth Energy Services, Inc.*	2,233	11
MIND Technology, Inc.*	3,700	2
Nabors Industries Ltd.*	1,755	163
Natural Gas Services Group, Inc.*	3,731	37
Newpark Resources, Inc.*	14,371	75
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1%continued
Energy Equipment & Services – 2.0%continued
Next Bridge Hydrocarbons, Inc.(2) (4) *	2,700	$4
NexTier Oilfield Solutions, Inc.*	29,396	263
Nine Energy Service, Inc.*	2,833	11
Noble Corp. PLC*	13,275	548
Oceaneering International, Inc.*	17,547	328
Oil States International, Inc.*	6,147	46
Patterson-UTI Energy, Inc.	39,206	469
ProPetro Holding Corp.*	10,571	87
SEACOR Marine Holdings, Inc.*	10,551	121
Solaris Oilfield Infrastructure, Inc., Class A	5,362	45
TETRA Technologies, Inc.*	11,964	40
Tidewater, Inc.*	9,210	511
Transocean Ltd.*	94,479	662
U.S. Silica Holdings, Inc.*	8,927	108
Valaris Ltd.*	10,602	667
Weatherford International PLC*	11,600	771
		8,671
Entertainment – 0.4%
IMAX Corp.*	6,562	112
Liberty Media Corp.-Liberty Braves, Class C*	20,273	803
Madison Square Garden Entertainment Corp.*	4,215	142
Marcus (The) Corp.	5,193	77
Reading International, Inc., Class A*	4,201	11
Sciplay Corp., Class A*	22,220	437
Sphere Entertainment Co. (European Stock Exchange)*	4,215	115
		1,697
Financial Services – 1.9%
Acacia Research Corp.*	7,413	31
A-Mark Precious Metals, Inc.	9,618	360
Banco Latinoamericano de Comercio Exterior S.A., Class E	8,816	194
BM Technologies, Inc.*	1,134	3
California First Leasing Corp.*	1,510	22
Cannae Holdings, Inc.*	13,633	275
Cass Information Systems, Inc.	2,156	84
Enact Holdings, Inc.	21,900	550
Essent Group Ltd.	19,248	901
EVERTEC, Inc.	11,024	406
Federal Agricultural Mortgage Corp., Class C	1,249	180

NORTHERN FUNDS QUARTERLY REPORT     127    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1%continued
Financial Services – 1.9%continued
Flywire Corp.*	14,900	$462
I3 Verticals, Inc., Class A*	3,838	88
Jackson Financial, Inc., Class A	11,512	352
Lesaka Technologies, Inc.*	5,996	23
Marqeta, Inc., Class A*	66,765	325
Mr Cooper Group, Inc.*	10,820	548
NMI Holdings, Inc., Class A*	12,143	314
Ocwen Financial Corp.*	25	1
Pagseguro Digital Ltd., Class A*	43,700	412
PennyMac Financial Services, Inc.	6,490	456
Radian Group, Inc.	33,612	850
Security National Financial Corp., Class A*	7,630	68
StoneCo Ltd., Class A*	42,100	536
TFS Financial Corp.	37,800	475
Walker & Dunlop, Inc.	7,748	613
Waterstone Financial, Inc.	4,897	71
		8,600
Food Products – 1.3%
Alico, Inc.	6,072	155
B&G Foods, Inc.	13,065	182
Bridgford Foods Corp.*	5,585	64
Calavo Growers, Inc.	2,955	86
Cal-Maine Foods, Inc.	7,286	328
Farmer Bros. Co.*	4,093	11
Fresh Del Monte Produce, Inc.	5,851	151
Hain Celestial Group (The), Inc.*	14,002	175
Hostess Brands, Inc.*	23,574	597
J&J Snack Foods Corp.	3,493	553
John B. Sanfilippo & Son, Inc.	1,342	157
Lancaster Colony Corp.	3,846	773
Lifecore Biomedical, Inc.*	4,362	42
Lifeway Foods, Inc.*	2,244	15
Limoneira Co.	2,794	44
Nomad Foods Ltd.*	29,834	523
Seaboard Corp.	134	477
Seneca Foods Corp., Class A*	5,077	166
Simply Good Foods (The) Co.*	16,085	589
Tootsie Roll Industries, Inc.	10,906	386
TreeHouse Foods, Inc.*	8,618	434
		5,908
Gas Utilities – 1.0%
Chesapeake Utilities Corp.	4,365	519
New Jersey Resources Corp.	19,684	929
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1%continued
Gas Utilities – 1.0%continued
Northwest Natural Holding Co.	7,551	$325
ONE Gas, Inc.	15,178	1,166
RGC Resources, Inc.	1,688	34
Southwest Gas Holdings, Inc.	11,425	727
Spire, Inc.	11,153	708
		4,408
Ground Transportation – 0.8%
ArcBest Corp.	5,074	501
Covenant Logistics Group, Inc.	4,573	200
Heartland Express, Inc.	15,041	247
Marten Transport Ltd.	10,532	226
P.A.M. Transportation Services, Inc.*	7,575	203
Patriot Transportation Holding, Inc.*	465	4
Saia, Inc.*	5,159	1,767
Universal Logistics Holdings, Inc.	5,328	154
Werner Enterprises, Inc.	9,055	400
		3,702
Health Care Equipment & Supplies – 4.3%
Accuray, Inc.*	11,551	45
Alphatec Holdings, Inc.*	17,593	316
AngioDynamics, Inc.*	10,315	108
Apyx Medical Corp.*	4,122	21
Artivion, Inc.*	9,927	171
AtriCure, Inc.*	10,472	517
Atrion Corp.	247	140
Avanos Medical, Inc.*	11,909	304
Axogen, Inc.*	9,884	90
Axonics, Inc.*	7,660	387
Beyond Air, Inc.*	13,973	59
BioSig Technologies, Inc.*	9,286	12
Bioventus, Inc., Class A*	6,777	20
Cerus Corp.*	47,049	116
CONMED Corp.	5,697	774
Cutera, Inc.*	7,790	118
Daxor Corp.(1) *	37	—
Electromed, Inc.*	6,224	67
Embecta Corp.	9,610	207
Enovis Corp.*	8,026	515
Establishment Labs Holdings, Inc.*	5,206	357
FONAR Corp.*	9,083	155
Glaukos Corp.*	7,153	509
Haemonetics Corp.*	8,079	688
ICU Medical, Inc.*	3,171	565

EQUITY FUNDS    128    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1%continued
Health Care Equipment & Supplies – 4.3%continued
Inmode Ltd.*	12,579	$470
Inogen, Inc.*	2,703	31
Inspire Medical Systems, Inc.*	4,711	1,529
Integer Holdings Corp.*	7,708	683
iRadimed Corp.	6,572	314
Kewaunee Scientific Corp.*	2,472	38
Lantheus Holdings, Inc.*	13,142	1,103
LeMaitre Vascular, Inc.	10,101	680
LENSAR, Inc.*	1,867	8
LivaNova PLC*	10,063	517
Merit Medical Systems, Inc.*	12,459	1,042
Neogen Corp.*	36,017	783
Nevro Corp.*	5,581	142
NuVasive, Inc.*	8,899	370
Omnicell, Inc.*	9,341	688
OraSure Technologies, Inc.*	18,886	95
Orthofix Medical, Inc.*	14,025	253
OrthoPediatrics Corp.*	2,983	131
Pro-Dex, Inc.*	5,477	104
Pulse Biosciences, Inc.*	18,445	133
Retractable Technologies, Inc.*	16,526	19
Semler Scientific, Inc.*	4,393	115
SI-BONE, Inc.*	5,669	153
Sientra, Inc.(1) *	11	—
STAAR Surgical Co.*	8,647	454
Stereotaxis, Inc.*	818	1
Surmodics, Inc.*	4,874	153
Tactile Systems Technology, Inc.*	2,763	69
Tandem Diabetes Care, Inc.*	10,621	261
TransMedics Group, Inc.*	11,145	936
UFP Technologies, Inc.*	3,672	712
Utah Medical Products, Inc.	2,974	277
Varex Imaging Corp.*	11,327	267
ViewRay, Inc.*	21,672	8
Zynex, Inc.*	9,748	93
		18,893
Health Care Providers & Services – 3.1%
AdaptHealth Corp.*	11,465	140
Addus HomeCare Corp.*	4,007	371
Agiliti, Inc.*	18,800	310
Amedisys, Inc.*	5,150	471
AMN Healthcare Services, Inc.*	10,081	1,100
Apollo Medical Holdings, Inc.*	9,723	307
Brookdale Senior Living, Inc.*	39,872	168
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1%continued
Health Care Providers & Services – 3.1%continued
CareMax, Inc.*	12,873	$40
Castle Biosciences, Inc.*	2,638	36
Community Health Systems, Inc.*	20,665	91
CorVel Corp.*	4,986	965
Cross Country Healthcare, Inc.*	13,265	373
Cryo-Cell International, Inc.	750	5
DocGo, Inc.*	12,475	117
Ensign Group (The), Inc.	12,665	1,209
Enzo Biochem, Inc.*	15,550	29
Fulgent Genetics, Inc.*	5,871	217
Global Cord Blood Corp.*	6,346	7
Great Elm Group, Inc.*	1,997	4
HealthEquity, Inc.*	12,771	806
Joint (The) Corp.*	3,792	51
LifeStance Health Group, Inc.*	52,600	480
ModivCare, Inc.*	3,422	155
National HealthCare Corp.	4,097	253
National Research Corp.	3,334	145
NeoGenomics, Inc.*	20,065	322
OPKO Health, Inc.*	88,752	193
Option Care Health, Inc.*	27,835	904
Owens & Minor, Inc.*	10,036	191
Patterson Cos., Inc.	21,909	729
Pennant Group (The), Inc.*	5,304	65
PetIQ, Inc.*	7,064	107
Privia Health Group, Inc.*	16,100	420
Progyny, Inc.*	10,437	411
R1 RCM, Inc.*	19,766	365
RadNet, Inc.*	10,255	335
Select Medical Holdings Corp.	24,275	773
Sonida Senior Living, Inc.*	345	3
Surgery Partners, Inc.*	12,052	542
U.S. Physical Therapy, Inc.	3,344	406
		13,616
Health Care Real Estate Investment Trusts – 0.5%
CareTrust REIT, Inc.	17,521	348
Community Healthcare Trust, Inc.	3,869	128
Diversified Healthcare Trust	36,640	82
Global Medical REIT, Inc.	9,651	88
LTC Properties, Inc.	7,185	237
National Health Investors, Inc.	8,330	437
Physicians Realty Trust	36,811	515
Sabra Health Care REIT, Inc.	37,934	447
		2,282

NORTHERN FUNDS QUARTERLY REPORT     129    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1%continued
Health Care Technology – 0.8%
American Well Corp., Class A*	32,363	$68
CareCloud, Inc.*	13,336	39
Certara, Inc.*	18,709	341
Computer Programs and Systems, Inc.*	8,689	214
Evolent Health, Inc., Class A*	21,670	657
GoodRx Holdings, Inc., Class A*	63,432	350
HealthStream, Inc.	5,846	144
Multiplan Corp.*	63,759	134
NextGen Healthcare, Inc.*	12,376	201
OptimizeRx Corp.*	5,159	74
Schrodinger, Inc.*	10,000	499
Simulations Plus, Inc.	4,611	200
Tabula Rasa HealthCare, Inc.*	4,066	33
Veradigm, Inc.*	35,303	445
		3,399
Hotel & Resort Real Estate Investment Trusts – 0.9%
Apple Hospitality REIT, Inc.	38,973	589
Braemar Hotels & Resorts, Inc.	13,844	56
Chatham Lodging Trust	6,865	64
DiamondRock Hospitality Co.	42,698	342
Hersha Hospitality Trust, Class A	8,490	52
Park Hotels & Resorts, Inc.	39,372	505
Pebblebrook Hotel Trust	23,864	333
RLJ Lodging Trust	34,101	350
Ryman Hospitality Properties, Inc.	9,086	844
Service Properties Trust	30,317	264
Sotherly Hotels, Inc.*	2,334	4
Summit Hotel Properties, Inc.	13,325	87
Sunstone Hotel Investors, Inc.	41,741	422
Xenia Hotels & Resorts, Inc.	20,751	255
		4,167
Hotels, Restaurants & Leisure – 2.3%
Arcos Dorados Holdings, Inc., Class A	36,820	377
Biglari Holdings, Inc., Class B*	810	160
BJ's Restaurants, Inc.*	5,529	176
Brinker International, Inc.*	5,700	209
Canterbury Park Holding Corp.	1,418	33
Carrols Restaurant Group, Inc.*	6,821	34
Chuy's Holdings, Inc.*	4,380	179
Cracker Barrel Old Country Store, Inc.	4,801	447
Dave & Buster's Entertainment, Inc.*	10,759	480
Denny's Corp.*	14,497	179
Despegar.com Corp.*	9,984	70
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1%continued
Hotels, Restaurants & Leisure – 2.3%continued
Dine Brands Global, Inc.	3,158	$183
Drive Shack, Inc.*	8,625	3
El Pollo Loco Holdings, Inc.(1)	15	—
Everi Holdings, Inc.*	14,612	211
Fiesta Restaurant Group, Inc.*	4,407	35
Golden Entertainment, Inc.*	717	30
Hilton Grand Vacations, Inc.*	13,783	626
International Game Technology PLC	15,464	493
Jack in the Box, Inc.	4,152	405
Light & Wonder, Inc.*	16,082	1,106
Monarch Casino & Resort, Inc.	1,545	109
Nathan's Famous, Inc.	1,574	124
Papa John's International, Inc.	4,999	369
Red Robin Gourmet Burgers, Inc.*	4,349	60
Red Rock Resorts, Inc., Class A	12,252	573
Shake Shack, Inc., Class A*	4,941	384
Texas Roadhouse, Inc.	12,826	1,440
Town Sports International Holdings, Inc.(2) *	1,105	—
Travel + Leisure Co.	15,020	606
Wingstop, Inc.	4,545	910
		10,011
Household Durables – 1.8%
Beazer Homes U.S.A., Inc.*	5,126	145
Cavco Industries, Inc.*	1,903	561
Century Communities, Inc.	3,677	282
Ethan Allen Interiors, Inc.	5,251	148
Flexsteel Industries, Inc.	4,401	87
GoPro, Inc., Class A*	15,437	64
Hamilton Beach Brands Holding Co., Class A	2,865	28
Hooker Furnishings Corp.	1,641	31
Hovnanian Enterprises, Inc., Class A*	350	35
Installed Building Products, Inc.	4,667	654
iRobot Corp.*	5,549	251
KB Home	15,811	818
La-Z-Boy, Inc.	9,318	267
Lifetime Brands, Inc.	587	3
M/I Homes, Inc.*	4,222	368
MDC Holdings, Inc.	11,304	529
Meritage Homes Corp.	6,684	951
Nobility Homes, Inc.	849	25
Skyline Champion Corp.*	9,974	653
Sonos, Inc.*	16,531	270

EQUITY FUNDS    130    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1%continued
Household Durables – 1.8%continued
Taylor Morrison Home Corp.*	23,275	$1,135
Tri Pointe Homes, Inc.*	22,494	739
Universal Electronics, Inc.*	3,848	37
VOXX International Corp.*	3,638	45
		8,126
Household Products – 0.3%
Central Garden & Pet Co., Class A*	7,507	274
Energizer Holdings, Inc.	11,229	377
Oil-Dri Corp. of America	4,005	236
WD-40 Co.	2,600	491
		1,378
Independent Power & Renewable Electricity Producers – 0.4%
Atlantica Sustainable Infrastructure PLC	19,289	452
Clearway Energy, Inc., Class A	1,719	46
Clearway Energy, Inc., Class C	16,720	478
Ormat Technologies, Inc.	8,328	670
		1,646
Industrial Real Estate Investment Trusts – 0.5%
Industrial Logistics Properties Trust	10,873	36
LXP Industrial Trust	41,933	409
Plymouth Industrial REIT, Inc.	5,058	116
STAG Industrial, Inc.	27,757	996
Terreno Realty Corp.	12,782	768
		2,325
Insurance – 2.7%
Ambac Financial Group, Inc.*	6,406	91
American Equity Investment Life Holding Co.	20,702	1,079
AMERISAFE, Inc.	3,696	197
Argo Group International Holdings Ltd.	9,638	285
Assured Guaranty Ltd.	10,702	597
Atlantic American Corp.*	6,583	13
Brighthouse Financial, Inc.*	12,683	600
Citizens, Inc.*	6,123	15
CNO Financial Group, Inc.	40,668	963
Donegal Group, Inc., Class A	5,336	77
Employers Holdings, Inc.	9,062	339
Enstar Group Ltd.*	1,712	418
F&G Annuities & Life, Inc.	17,000	421
Genworth Financial, Inc., Class A*	69,798	349
Greenlight Capital Re Ltd., Class A*	13,849	146
Investors Title Co.	684	100
Kansas City Life Insurance Co.	1,810	42
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1%continued
Insurance – 2.7%continued
Kemper Corp.	9,845	$475
Kinsale Capital Group, Inc.	3,740	1,399
Maiden Holdings Ltd.*	5,035	11
MBIA, Inc.*	18,710	162
Mercury General Corp.	4,228	128
National Western Life Group, Inc., Class A	1,099	457
ProAssurance Corp.	13,230	200
RLI Corp.	8,024	1,095
Safety Insurance Group, Inc.	2,420	173
Selective Insurance Group, Inc.	10,722	1,029
SiriusPoint Ltd.*	13,161	119
Stewart Information Services Corp.	2,999	123
United Fire Group, Inc.	4,371	99
United Insurance Holdings Corp.*	4,767	21
Universal Insurance Holdings, Inc.	4,645	72
White Mountains Insurance Group Ltd.	450	625
		11,920
Interactive Media & Services – 0.7%
Angi, Inc.*	83,590	276
Bumble, Inc., Class A*	14,235	239
Cargurus, Inc.*	15,111	342
Cars.com, Inc.*	10,506	208
EverQuote, Inc., Class A*	4,607	30
Liberty TripAdvisor Holdings, Inc., Class A*	6,201	4
QuinStreet, Inc.*	16,414	145
Shutterstock, Inc.	3,768	183
Travelzoo*	5,295	42
TripAdvisor, Inc.*	16,964	280
Yelp, Inc.*	15,222	554
Ziff Davis, Inc.*	8,479	594
ZipRecruiter, Inc., Class A*	13,176	234
		3,131
IT Services – 0.4%
Alithya Group, Inc., Class A*	5,632	9
Brightcove, Inc.*	9,154	37
Computer Task Group, Inc.*	6,604	50
CSP, Inc.	1,379	16
Hackett Group (The), Inc.	7,274	162
Information Services Group, Inc.	4,074	22
Perficient, Inc.*	8,073	673
Tucows, Inc., Class A*	1,685	47

NORTHERN FUNDS QUARTERLY REPORT     131    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1%continued
IT Services – 0.4%continued
Unisys Corp.*	6,134	$24
Wix.com Ltd.*	8,328	652
		1,692
Leisure Products – 0.3%
Acushnet Holdings Corp.	6,294	344
American Outdoor Brands, Inc.*	2,625	23
Clarus Corp.	5,350	49
Escalade, Inc.	5,150	69
JAKKS Pacific, Inc.*	577	12
Johnson Outdoors, Inc., Class A	3,310	203
Malibu Boats, Inc., Class A*	3,775	221
Marine Products Corp.	7,360	124
Sturm Ruger & Co., Inc.	2,744	145
Topgolf Callaway Brands Corp.*	15,867	315
		1,505
Life Sciences Tools & Services – 0.7%
AbCellera Biologics, Inc.*	32,712	211
Alpha Teknova, Inc.*	2,804	7
Azenta, Inc.*	12,306	574
BioLife Solutions, Inc.*	10,242	226
Champions Oncology, Inc.*	6,756	42
Codexis, Inc.*	9,887	28
CryoPort, Inc.*	5,879	101
Harvard Bioscience, Inc.*	25,069	138
Maravai LifeSciences Holdings, Inc., Class A*	17,419	217
Medpace Holdings, Inc.*	5,611	1,348
Mesa Laboratories, Inc.	771	99
Nautilus Biotechnology, Inc.*	19,833	77
OmniAb, Inc.*	22,228	112
Personalis, Inc.*	7,474	14
Rapid Micro Biosystems, Inc., Class A*	2,571	3
Standard BioTools, Inc.*	16,964	33
		3,230
Machinery – 3.8%
Alamo Group, Inc.	2,218	408
Albany International Corp., Class A	6,090	568
Astec Industries, Inc.	5,443	247
Barnes Group, Inc.	11,111	469
CIRCOR International, Inc.*	2,852	161
Columbus McKinnon Corp.	3,238	132
Conrad Industries, Inc.*	100	1
Douglas Dynamics, Inc.	4,284	128
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1%continued
Machinery – 3.8%continued
Eastern (The) Co.	1,646	$30
Enerpac Tool Group Corp.	12,059	326
EnPro Industries, Inc.	3,675	491
Esab Corp.	8,634	575
ESCO Technologies, Inc.	5,557	576
Federal Signal Corp.	15,155	970
Franklin Electric Co., Inc.	9,027	929
FreightCar America, Inc.*	1,784	5
Gorman-Rupp (The) Co.	6,209	179
Graham Corp.*	4,347	58
Greenbrier (The) Cos., Inc.	4,822	208
Helios Technologies, Inc.	3,771	249
Hillenbrand, Inc.	14,586	748
Hurco Cos., Inc.	1,724	37
Hyster-Yale Materials Handling, Inc.	3,571	199
John Bean Technologies Corp.	6,121	742
Kadant, Inc.	1,916	426
Kennametal, Inc.	16,861	479
L.B. Foster Co., Class A*	2,046	29
Lindsay Corp.	2,072	247
Miller Industries, Inc.	3,148	112
Mueller Industries, Inc.	11,192	977
Mueller Water Products, Inc., Class A	32,132	521
Omega Flex, Inc.	1,609	167
Proto Labs, Inc.*	5,111	179
RBC Bearings, Inc.*	4,960	1,079
Shyft Group (The), Inc.	3,464	76
SPX Technologies, Inc.*	10,224	869
Standex International Corp.	3,929	556
Taylor Devices, Inc.*	1,387	36
Tennant Co.	3,864	313
Terex Corp.	10,720	641
Titan International, Inc.*	11,865	136
Trinity Industries, Inc.	18,066	464
Twin Disc, Inc.*	3,295	37
Wabash National Corp.	6,370	163
Watts Water Technologies, Inc., Class A	5,778	1,062
		17,005
Marine Transportation – 0.5%
Danaos Corp.	4,033	269
Golden Ocean Group Ltd.	21,641	164
Kirby Corp.*	10,304	793

EQUITY FUNDS    132    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1%continued
Marine Transportation – 0.5%continued
Matson, Inc.	9,901	$770
Star Bulk Carriers Corp.	19,675	348
		2,344
Media – 0.5%
AMC Networks, Inc., Class A*	7,507	90
Boston Omaha Corp., Class A(1) *	1	—
comScore, Inc.*	16,637	13
Cumulus Media, Inc., Class A*	6,290	26
Daily Journal Corp.*	329	95
Emerald Holding, Inc.*	9,135	37
EW Scripps (The) Co., Class A*	9,608	88
Gannett Co., Inc.*	22,903	52
Gray Television, Inc.	22,400	177
Harte Hanks, Inc.*	929	5
iHeartMedia, Inc., Class A*	18,232	66
John Wiley & Sons, Inc., Class A	9,086	309
Magnite, Inc.*	11,459	156
Marchex, Inc., Class B*	8,009	17
Quotient Technology, Inc.*	11,329	44
Saga Communications, Inc., Class A	1,380	29
Scholastic Corp.	6,760	263
Sinclair, Inc.	10,802	149
TechTarget, Inc.*	4,137	129
TEGNA, Inc.	39,078	635
		2,380
Metals & Mining – 1.6%
Alpha Metallurgical Resources, Inc.	4,284	704
Ampco-Pittsburgh Corp.*	2,028	6
Arconic Corp.*	19,421	574
Ascent Industries Co.*	108	1
Carpenter Technology Corp.	10,816	607
Coeur Mining, Inc.*	45,552	129
Commercial Metals Co.	22,366	1,178
Constellium S.E.*	26,118	449
Contango ORE, Inc.*	272	7
Ferroglobe PLC*	22,392	107
Fortitude Gold Corp.	4,544	29
Gold Resource Corp.	15,547	10
Haynes International, Inc.	2,238	114
Hecla Mining Co.	93,338	481
Kaiser Aluminum Corp.	2,987	214
Materion Corp.	6,677	763
McEwen Mining, Inc.*	5,193	37
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1%continued
Metals & Mining – 1.6%continued
Nexa Resources S.A.	22,215	$108
Olympic Steel, Inc.	3,220	158
Piedmont Lithium, Inc.*	1,820	105
Schnitzer Steel Industries, Inc., Class A	2,904	87
SunCoke Energy, Inc.	2,592	20
Tredegar Corp.	6,616	44
Universal Stainless & Alloy Products, Inc.*	3,404	48
Warrior Met Coal, Inc.	11,506	448
Worthington Industries, Inc.	12,047	837
		7,265
Mortgage Real Estate Investment Trusts – 0.7%
ACRES Commercial Realty Corp.*	3,111	28
AG Mortgage Investment Trust, Inc.	1,672	10
Apollo Commercial Real Estate Finance, Inc.	32,327	366
Arbor Realty Trust, Inc.	24,485	363
Arlington Asset Investment Corp., Class A*	3,989	19
ARMOUR Residential REIT, Inc.	7,385	39
Blackstone Mortgage Trust, Inc., Class A	25,379	528
BrightSpire Capital, Inc.	11,779	79
Cherry Hill Mortgage Investment Corp.	4,069	20
Chimera Investment Corp.	32,971	190
Dynex Capital, Inc.	3,601	45
Ellington Residential Mortgage REIT	4,656	34
Franklin BSP Realty Trust, Inc.	8,320	118
Granite Point Mortgage Trust, Inc.	6,031	32
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	12,300	308
Invesco Mortgage Capital, Inc.	2,291	26
Ladder Capital Corp.	27,287	296
New York Mortgage Trust, Inc.	10,850	108
Orchid Island Capital, Inc.	1,187	12
Ready Capital Corp.	4,882	55
Redwood Trust, Inc.	11,513	73
Two Harbors Investment Corp.	8,447	117
Western Asset Mortgage Capital Corp.	540	5
		2,871
Multi-Utilities – 0.3%
Avista Corp.	13,579	534

NORTHERN FUNDS QUARTERLY REPORT     133    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1%continued
Multi-Utilities – 0.3%continued
NorthWestern Corp.	11,190	$635
Unitil Corp.	3,611	183
		1,352
Office Real Estate Investment Trusts – 0.5%
Brandywine Realty Trust	32,018	149
City Office REIT, Inc.	13,469	75
Corporate Office Properties Trust	18,894	449
Creative Media & Community Trust Corp.	934	5
Easterly Government Properties, Inc.	15,210	220
Equity Commonwealth	19,688	399
Franklin Street Properties Corp.	15,838	23
Hudson Pacific Properties, Inc.	24,706	104
JBG SMITH Properties	20,876	314
Paramount Group, Inc.	33,701	149
Piedmont Office Realty Trust, Inc., Class A	22,914	167
		2,054
Oil, Gas & Consumable Fuels – 4.0%
Adams Resources & Energy, Inc.	4,178	147
Arch Resources, Inc.	2,360	266
Ardmore Shipping Corp.	22,169	274
Baytex Energy Corp.*	38,895	127
California Resources Corp.	13,742	622
Callon Petroleum Co.*	4,297	151
Centrus Energy Corp., Class A*	836	27
Chord Energy Corp.	7,224	1,111
Civitas Resources, Inc.	12,833	890
Clean Energy Fuels Corp.*	14,201	71
CNX Resources Corp.*	25,724	456
Comstock Resources, Inc.	16,468	191
CONSOL Energy, Inc.	6,440	437
Crescent Energy Co., Class A	3,431	36
CVR Energy, Inc.	7,311	219
Delek U.S. Holdings, Inc.	11,537	276
Denbury, Inc.*	8,190	707
DHT Holdings, Inc.	28,591	244
Dorian LPG Ltd.	729	19
Earthstone Energy, Inc., Class A*	17,487	250
Equitrans Midstream Corp.	66,496	636
Evolution Petroleum Corp.	17,614	142
Frontline PLC	25,332	368
Golar LNG Ltd.	22,813	460
Green Plains, Inc.*	15,906	513
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1%continued
Oil, Gas & Consumable Fuels – 4.0%continued
Gulfport Energy Corp.*	1,717	$180
Hallador Energy Co.*	12,251	105
HighPeak Energy, Inc.	8,458	92
International Seaways, Inc.	9,621	368
Kosmos Energy Ltd.*	65,395	392
Magnolia Oil & Gas Corp., Class A	29,811	623
Matador Resources Co.	20,081	1,051
Murphy Oil Corp.	26,328	1,008
NACCO Industries, Inc., Class A	3,869	134
Navigator Holdings Ltd.*	12,607	164
Nordic American Tankers Ltd.	12,347	45
Northern Oil and Gas, Inc.	5,635	193
Par Pacific Holdings, Inc.*	4,770	127
PBF Energy, Inc., Class A	15,648	641
Peabody Energy Corp.	21,062	456
Permian Resources Corp.	36,804	403
PHX Minerals, Inc.	6,954	22
PrimeEnergy Resources Corp.*	1,540	142
REX American Resources Corp.*	11,686	407
Riviera Resources, Inc.(2) *	6,246	—
SandRidge Energy, Inc.	4,615	70
Scorpio Tankers, Inc.	12,090	571
SFL Corp. Ltd.	19,774	185
SilverBow Resources, Inc.*	3,101	90
SM Energy Co.	21,701	686
Teekay Corp.*	14,628	88
Teekay Tankers Ltd., Class A	1,797	69
Uranium Energy Corp.*	7,183	24
VAALCO Energy, Inc.	17,007	64
Vital Energy, Inc.*	2,769	125
Voc Energy Trust	11,161	88
W&T Offshore, Inc.*	40,627	157
World Kinect Corp.	11,899	246
		17,656
Paper & Forest Products – 0.0%
Clearwater Paper Corp.*	3,487	109
Glatfelter Corp.*	7,861	24
Mercer International, Inc.	6,127	49
		182
Passenger Airlines – 0.3%
Copa Holdings S.A., Class A	6,149	680

EQUITY FUNDS    134    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1%continued
Passenger Airlines – 0.3%continued
Hawaiian Holdings, Inc.*	10,006	$108
SkyWest, Inc.*	11,275	459
		1,247
Personal Care Products – 0.6%
BellRing Brands, Inc.*	22,415	820
Edgewell Personal Care Co.	10,444	431
Inter Parfums, Inc.	3,659	495
Mannatech, Inc.	3,905	49
Medifast, Inc.	3,789	349
Natural Alternatives International, Inc.*	1,413	11
Nature's Sunshine Products, Inc.*	3,580	49
Nu Skin Enterprises, Inc., Class A	12,987	431
United-Guardian, Inc.	502	4
USANA Health Sciences, Inc.*	2,223	140
		2,779
Pharmaceuticals – 1.5%
Aclaris Therapeutics, Inc.*	2,913	30
Amneal Pharmaceuticals, Inc.*	38,479	119
Amphastar Pharmaceuticals, Inc.*	10,685	614
ANI Pharmaceuticals, Inc.*	3,544	191
Assertio Holdings, Inc.*	2,602	14
ATAI Life Sciences N.V.*	24,479	42
Atea Pharmaceuticals, Inc.*	10,102	38
Axsome Therapeutics, Inc.*	4,497	323
Bausch Health Cos., Inc.*	57,835	463
Cara Therapeutics, Inc.*	10,309	29
Collegium Pharmaceutical, Inc.*	15,612	336
Corcept Therapeutics, Inc.*	28,170	627
Cumberland Pharmaceuticals, Inc.(1) *	232	—
Cymabay Therapeutics, Inc.*	11,800	129
Endo International PLC(1) *	2,100	—
Esperion Therapeutics, Inc.*	10,976	15
Fulcrum Therapeutics, Inc.*	5,276	17
Harmony Biosciences Holdings, Inc.*	3,546	125
Harrow Health, Inc.*	15,928	303
Innoviva, Inc.*	25,801	328
Kaleido Biosciences, Inc.*	14,235	—
Ligand Pharmaceuticals, Inc.*	4,573	330
Ocular Therapeutix, Inc.*	395	2
Omeros Corp.*	15,541	85
Optinose, Inc.(1) *	249	—
Oramed Pharmaceuticals, Inc.*	4,337	16
Otonomy, Inc.(1) (2) *	400	—
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1%continued
Pharmaceuticals – 1.5%continued
Pacira BioSciences, Inc.*	10,849	$435
Paratek Pharmaceuticals, Inc.*	13,493	30
Phibro Animal Health Corp., Class A	8,190	112
Prestige Consumer Healthcare, Inc.*	11,659	693
Reata Pharmaceuticals, Inc., Class A*	4,552	464
Relmada Therapeutics, Inc.*	2,076	5
scPharmaceuticals, Inc.*	11,831	121
SIGA Technologies, Inc.	6,742	34
Supernus Pharmaceuticals, Inc.*	10,507	316
Theravance Biopharma, Inc.*	9,440	98
Verrica Pharmaceuticals, Inc.*	7,914	46
WaVe Life Sciences Ltd.*	7,253	26
Zynerba Pharmaceuticals, Inc.*	16,116	5
		6,561
Professional Services – 2.5%
Alight, Inc., Class A*	57,835	534
ASGN, Inc.*	9,688	733
Asure Software, Inc.*	1,184	14
Barrett Business Services, Inc.	4,368	381
CBIZ, Inc.*	21,881	1,166
Conduent, Inc.*	27,840	95
CRA International, Inc.	3,683	376
CSG Systems International, Inc.	7,048	372
DLH Holdings Corp.*	1,207	12
ExlService Holdings, Inc.*	6,136	927
Exponent, Inc.	11,363	1,060
Forrester Research, Inc.*	6,084	177
Franklin Covey Co.*	4,635	202
Heidrick & Struggles International, Inc.	6,193	164
Huron Consulting Group, Inc.*	3,742	318
ICF International, Inc.	3,732	464
Insperity, Inc.	7,741	921
Kelly Services, Inc., Class A	4,627	82
Korn Ferry	10,828	536
Maximus, Inc.	15,433	1,304
NV5 Global, Inc.*	2,680	297
Resources Connection, Inc.	7,367	116
Steel Connect, Inc.*	1,157	10
TrueBlue, Inc.*	7,409	131
TTEC Holdings, Inc.	4,036	137
Verra Mobility Corp.*	24,453	482
Where Food Comes From, Inc.*	275	4
Willdan Group, Inc.*	2,886	55
		11,070

NORTHERN FUNDS QUARTERLY REPORT     135    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1%continued
Real Estate Management & Development – 0.5%
Altisource Asset Management Corp.*	559	$31
American Realty Investors, Inc.*	1,723	38
AMREP Corp.*	1,659	30
Anywhere Real Estate, Inc.*	17,547	117
Cushman & Wakefield PLC*	20,219	165
Douglas Elliman, Inc.	6,299	14
eXp World Holdings, Inc.	10,437	212
Forestar Group, Inc.*	10,093	228
FRP Holdings, Inc.*	1,047	60
Kennedy-Wilson Holdings, Inc.	22,451	367
Newmark Group, Inc., Class A	22,825	142
RE/MAX Holdings, Inc., Class A	5,990	115
RMR Group (The), Inc., Class A	81	2
St. Joe (The) Co.	6,211	300
Stratus Properties, Inc.	1,457	38
Tejon Ranch Co.*	7,674	132
Transcontinental Realty Investors, Inc.*	400	15
		2,006
Residential Real Estate Investment Trusts – 0.3%
Bluerock Homes Trust, Inc.*	1,644	27
BRT Apartments Corp.	3,024	60
Centerspace	1,615	99
Elme Communities	14,573	240
Independence Realty Trust, Inc.	16,417	299
NexPoint Residential Trust, Inc.	3,672	167
UMH Properties, Inc.	7,967	127
Veris Residential, Inc.*	16,778	269
		1,288
Retail Real Estate Investment Trusts – 1.3%
Acadia Realty Trust	16,725	241
Agree Realty Corp.	13,477	881
Alexander's, Inc.	629	116
Getty Realty Corp.	7,230	244
InvenTrust Properties Corp.	12,267	284
Kite Realty Group Trust	39,835	890
Macerich (The) Co.	26,267	296
Necessity Retail REIT (The), Inc.	16,451	111
Phillips Edison & Co., Inc.	20,751	707
Retail Opportunity Investments Corp.	24,474	331
RPT Realty	16,154	169
Saul Centers, Inc.	1,935	71
SITE Centers Corp.	22,363	296
Tanger Factory Outlet Centers, Inc.	14,827	327
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1%continued
Retail Real Estate Investment Trusts – 1.3%continued
Urban Edge Properties	21,000	$324
Urstadt Biddle Properties, Inc., Class A	8,468	180
Whitestone REIT	15,441	150
		5,618
Semiconductors & Semiconductor Equipment – 3.5%
ACM Research, Inc., Class A*	10,478	137
Alpha & Omega Semiconductor Ltd.*	5,201	171
Ambarella, Inc.*	5,807	486
Amkor Technology, Inc.	23,112	688
Amtech Systems, Inc.*	597	6
Axcelis Technologies, Inc.*	10,859	1,991
Canadian Solar, Inc.*	9,489	367
CEVA, Inc.*	4,196	107
Cohu, Inc.*	4,732	197
Diodes, Inc.*	8,596	795
FormFactor, Inc.*	13,579	465
Ichor Holdings Ltd.*	3,988	149
Impinj, Inc.*	3,070	275
inTEST Corp.*	4,758	125
Kopin Corp.*	13,987	30
Kulicke & Soffa Industries, Inc.	11,971	712
MACOM Technology Solutions Holdings, Inc.*	9,543	625
MagnaChip Semiconductor Corp.*	3,723	42
MaxLinear, Inc.*	11,885	375
Meta Materials, Inc.(1) *	1,350	—
Nova Ltd.*	2,913	342
NVE Corp.	1,962	191
Onto Innovation, Inc.*	8,914	1,038
PDF Solutions, Inc.*	14,323	646
Photronics, Inc.*	6,856	177
Power Integrations, Inc.	9,738	922
Rambus, Inc.*	19,039	1,222
Semtech Corp.*	12,343	314
Silicon Laboratories, Inc.*	7,801	1,230
SMART Global Holdings, Inc.*	14,454	419
Synaptics, Inc.*	6,835	584
Ultra Clean Holdings, Inc.*	12,099	465
Veeco Instruments, Inc.*	13,241	340
		15,633
Software – 3.6%
ACI Worldwide, Inc.*	21,538	499
Adeia, Inc.	18,154	200
Agilysys, Inc.*	5,578	383

EQUITY FUNDS    136    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1%continued
Software – 3.6%continued
Alarm.com Holdings, Inc.*	6,684	$345
Altair Engineering, Inc., Class A*	7,050	535
Alteryx, Inc., Class A*	9,237	419
American Software, Inc., Class A	6,778	71
Appfolio, Inc., Class A*	3,625	624
Aware, Inc.*	683	1
Blackbaud, Inc.*	9,353	666
BlackLine, Inc.*	9,161	493
Box, Inc., Class A*	25,999	764
Cerence, Inc.*	5,949	174
CommVault Systems, Inc.*	7,159	520
Consensus Cloud Solutions, Inc.*	2,870	89
Digimarc Corp.*	5,846	172
Digital Turbine, Inc.*	14,235	132
Domo, Inc., Class B*	6,129	90
Ebix, Inc.	7,147	180
eGain Corp.*	5,931	44
Envestnet, Inc.*	8,655	514
Everbridge, Inc.*	5,949	160
InterDigital, Inc.	7,411	716
LiveRamp Holdings, Inc.*	10,304	294
Model N, Inc.*	6,936	245
NCR Corp.*	20,065	506
New Relic, Inc.*	8,722	571
OneSpan, Inc.*	11,730	174
Park City Group, Inc.(1)	33	—
Progress Software Corp.	8,141	473
Q2 Holdings, Inc.*	9,016	279
Qualys, Inc.*	6,201	801
Rapid7, Inc.*	8,725	395
Sapiens International Corp. N.V.	9,493	253
SecureWorks Corp., Class A*	7,508	54
Smith Micro Software, Inc.*	1,210	1
SoundThinking, Inc.*	4,745	104
SPS Commerce, Inc.*	8,261	1,587
Synchronoss Technologies, Inc.*	1,500	1
Tenable Holdings, Inc.*	17,318	754
Upland Software, Inc.*	2,573	9
Varonis Systems, Inc.*	16,100	429
Verint Systems, Inc.*	11,826	415
VirnetX Holding Corp.(1)	398	—
Workiva, Inc.*	6,440	655
Xperi, Inc.*	7,261	95
		15,886
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1%continued
Specialized Real Estate Investment Trusts – 0.7%
EPR Properties	12,420	$581
Four Corners Property Trust, Inc.	14,571	370
Gladstone Land Corp.	14,667	239
National Storage Affiliates Trust	10,478	365
Outfront Media, Inc.	26,685	420
PotlatchDeltic Corp.	15,293	808
Safehold, Inc.	4,092	97
		2,880
Specialty Retail – 2.8%
1-800-Flowers.com, Inc., Class A*	8,232	64
Aaron's (The) Co., Inc.	7,373	104
Abercrombie & Fitch Co., Class A*	10,826	408
Academy Sports & Outdoors, Inc.	12,418	671
American Eagle Outfitters, Inc.	30,525	360
America's Car-Mart, Inc.*	1,991	199
Asbury Automotive Group, Inc.*	3,264	785
Barnes & Noble Education, Inc.*	1,400	2
Big 5 Sporting Goods Corp.	6,520	60
Boot Barn Holdings, Inc.*	5,058	428
Buckle (The), Inc.	5,627	195
Build-A-Bear Workshop, Inc.	5,147	110
Caleres, Inc.	9,106	218
Camping World Holdings, Inc., Class A	7,136	215
Cato (The) Corp., Class A	5,547	45
Chico's FAS, Inc.*	20,551	110
Children's Place (The), Inc.*	4,923	114
Citi Trends, Inc.*	5,970	105
Conn's, Inc.*	3,783	14
Designer Brands, Inc., Class A	11,447	116
Express, Inc.*	4,300	3
Foot Locker, Inc.	12,571	341
Genesco, Inc.*	4,552	114
Group 1 Automotive, Inc.	3,692	953
GrowGeneration Corp.*	8,774	30
Guess?, Inc.	8,692	169
Haverty Furniture Cos., Inc.	4,303	130
Hibbett, Inc.	4,586	166
Leslie's, Inc.*	24,077	226
LL Flooring Holdings, Inc.*	10,052	39
Monro, Inc.	6,624	269
Murphy U.S.A., Inc.	4,908	1,527
National Vision Holdings, Inc.*	12,150	295
ODP (The) Corp.*	7,409	347
Overstock.com, Inc.*	4,821	157

NORTHERN FUNDS QUARTERLY REPORT     137    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1%continued
Specialty Retail – 2.8%continued
PetMed Express, Inc.	4,731	$65
Revolve Group, Inc.*	12,155	199
Sally Beauty Holdings, Inc.*	27,072	334
Shoe Carnival, Inc.	10,626	250
Signet Jewelers Ltd.	8,772	572
Sleep Number Corp.*	4,009	109
Sonic Automotive, Inc., Class A	9,387	447
Upbound Group, Inc.	8,792	274
Urban Outfitters, Inc.*	11,493	381
Victoria's Secret & Co.*	12,571	219
Winmark Corp.	1,025	341
Zumiez, Inc.*	6,783	113
		12,393
Technology Hardware, Storage & Peripherals – 0.6%
AstroNova, Inc.*	14,370	208
Avid Technology, Inc.*	5,770	147
Diebold Nixdorf, Inc.*	7,601	1
Immersion Corp.	9,021	64
Intevac, Inc.*	8,605	32
Quantum Corp.*	4,025	4
Stratasys Ltd.*	8,886	158
Super Micro Computer, Inc.*	7,346	1,831
TransAct Technologies, Inc.*	4,267	38
		2,483
Textiles, Apparel & Luxury Goods – 0.8%
Carter's, Inc.	6,061	440
Crocs, Inc.*	13,301	1,496
Culp, Inc.*	4,085	20
Delta Apparel, Inc.*	5,445	57
Fossil Group, Inc.*	6,434	17
G-III Apparel Group Ltd.*	7,193	139
Kontoor Brands, Inc.	7,660	322
Movado Group, Inc.	3,799	102
Oxford Industries, Inc.	4,672	460
Rocky Brands, Inc.	4,222	89
Steven Madden Ltd.	15,648	511
Superior Group of Cos., Inc.	4,224	39
Unifi, Inc.*	692	6
Vera Bradley, Inc.*	3,778	24
		3,722
Tobacco – 0.1%
Turning Point Brands, Inc.	257	6
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1%continued
Tobacco – 0.1%continued
Universal Corp.	5,441	$272
Vector Group Ltd.	12,291	157
		435
Trading Companies & Distributors – 2.2%
Applied Industrial Technologies, Inc.	9,047	1,310
Beacon Roofing Supply, Inc.*	13,300	1,104
BlueLinx Holdings, Inc.*	3,348	314
Boise Cascade Co.	8,224	743
Distribution Solutions Group, Inc.*	3,986	208
DXP Enterprises, Inc.*	1,812	66
EVI Industries, Inc.*	2,683	59
GATX Corp.	6,562	845
Global Industrial Co.	7,804	217
GMS, Inc.*	8,128	562
H&E Equipment Services, Inc.	4,635	212
Herc Holdings, Inc.	4,745	649
McGrath RentCorp	5,874	543
MRC Global, Inc.*	16,589	167
NOW, Inc.*	17,129	177
Rush Enterprises, Inc., Class A	15,598	947
Textainer Group Holdings Ltd.	3,189	126
Titan Machinery, Inc.*	2,039	60
Transcat, Inc.*	3,947	337
Triton International Ltd.	12,282	1,023
Veritiv Corp.	1,021	128
Willis Lease Finance Corp.*	2,420	95
		9,892
Water Utilities – 0.6%
American States Water Co.	8,177	711
Artesian Resources Corp., Class A	4,106	194
Cadiz, Inc.*	14,802	60
California Water Service Group	10,288	531
Consolidated Water Co. Ltd.	9,781	237
Middlesex Water Co.	6,147	496
SJW Group	5,528	388
York Water (The) Co.	4,310	178
		2,795
Wireless Telecommunication Services – 0.1%
Gogo, Inc.*	7,250	123
Shenandoah Telecommunications Co.	8,886	173

EQUITY FUNDS    138    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1%continued
Wireless Telecommunication Services – 0.1%continued
Spok Holdings, Inc.	13,807	$183
Telephone and Data Systems, Inc.	17,713	146
		625
Total Common Stocks
(Cost $277,066)		425,912

MASTER LIMITED PARTNERSHIPS – 0.0%
Marine Transportation – 0.0%
Navios Maritime Partners L.P.	205	4
Total Master Limited Partnerships
(Cost $7)		4

PREFERRED STOCKS – 0.0%
Industrial Conglomerates – 0.0%
Steel Partners Holdings L.P., 6.00%	2,675	62
Real Estate Management & Development – 0.0%
Brookfield Property Preferred L.P., 6.25%	1,033	16
Total Preferred Stocks
(Cost $93)		78

RIGHTS – 0.0%
Biotechnology – 0.0%
Achillion Pharmaceuticals, Inc. (Contingent Value Rights)(2) (4) *	23,500	33
Adamas Pharmaceuticals, Inc. (Contingent Value Rights)(2) (4) *	15,090	—
Albireo Pharma, Inc. (Contingent Value Rights)(2) *	7,485	—
Concert Pharmaceuticals, Inc. (Contingent Value Rights)(2) *	20,570	—
Flexion Therapeutics, Inc. (Contingent Value Rights)(2) (4) *	9,753	—
Radius Health, Inc. (Contingent Value Rights)(2) *	8,494	1
Satsuma Pharmaceuticals, Inc. (Contingent Value Rights)(2) *	3,331	—
Sinovac Biotech Ltd.(2) *	1,587	—
Tobira Therapeutics, Inc. (Contingent Value Rights)(2) (4) *	16,926	138
		172
Health Care Equipment & Supplies – 0.0%
American Medical Alert Corp.(2) *	13,109	—
	NUMBER OF SHARES	VALUE (000S)
RIGHTS - 0.0%continued
Paper & Forest Products – 0.0%
Resolute Forest Products, Inc. (Contingent Value Rights)(2) (4) *	11,874	$—
Pharmaceuticals – 0.0%
Opiant Pharmaceuticals, Inc. (Contingent Value Rights)(2) (4) *	9,938	—
Total Rights
(Cost $132)		172

OTHER – 0.0%
Escrow Fresh Market (The), Inc.(2) *	1,136	—
Total Other
(Cost $—)		—

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS – 0.0%
Nabors Industries Ltd., Exp. 6/11/26, Strike $166.67*	743	$9
Tidewater, Inc., Class A, Exp. 7/31/23, Strike $0.00(1) *	10	—
Tidewater, Inc., Class B, Exp. 7/31/23, Strike $0.00(1) *	11	—
Total Warrants
(Cost $—)		9

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 3.4%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.91%(5) (6)	15,275,756	$15,276
Total Investment Companies
(Cost $15,276)		15,276

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.3%
U.S. Treasury Bill,
4.86%, 10/26/23(7) (8)	$1,205	$1,185
Total Short-Term Investments
(Cost $1,186)		1,185

Total Investments – 99.8%
(Cost $293,760)		442,636
Other Assets less Liabilities – 0.2%		761
NET ASSETS – 100.0%		$443,397

(1)	Value rounds to less than one thousand.

NORTHERN FUNDS QUARTERLY REPORT     139    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND continued
(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(4)	Restricted security that has been deemed illiquid. At June 30, 2023, the value of these restricted illiquid securities amounted to approximately $175,000 or 0.0% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Achillion Pharmaceuticals, Inc. (Contingent Value Rights)	1/29/20	$—
Adamas Pharmaceuticals, Inc. (Contingent Value Rights)	11/26/21	—
Flexion Therapeutics, Inc. (Contingent Value Rights)	11/22/21	—
Next Bridge Hydrocarbons, Inc.	12/13/22	8
Opiant Pharmaceuticals, Inc. (Contingent Value Rights)	3/3/23	—
Resolute Forest Products, Inc. (Contingent Value Rights)	3/1/23	—
Tobira Therapeutics, Inc. (Contingent Value Rights)	11/2/16	131

(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of June 30, 2023 is disclosed.
(7)	Discount rate at the time of purchase.
(8)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR - American Depositary Receipt

N.V. - Naamloze Vennootschap (Dutch: Limited Liability Company)

PLC - Public Limited Company

REIT - Real Estate Investment Trust

S.A. - Société Anonyme (French: Public Limited Company)

S.E. - Societas Europaea (German: Public Company)
Percentages shown are based on Net Assets.
At June 30, 2023, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini Russell 2000 Index	173	$16,467	Long	9/23	$81
At June 30, 2023, the security types for the Fund were:
Security Type(1)	% of Net Assets
Common Stocks	96.1%
Master Limited Partnerships	0.0%
Preferred Stocks	0.0%
Rights	0.0%
Other	0.0%
Warrants	0.0%
Investment Companies	3.4%
Short-Term Investments	0.3%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2023:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Aerospace & Defense	$2,867	$70	$—	$2,937
Banks	27,510	1	—	27,511
Biotechnology	24,349	—	14	24,363
Energy Equipment & Services	8,667	—	4	8,671
Financial Services	8,578	22	—	8,600
Insurance	11,878	42	—	11,920
Pharmaceuticals	6,561	—	—*	6,561
All Other Industries(1)	335,349	—	—	335,349
Total Common Stocks	425,759	135	18	425,912

EQUITY FUNDS    140    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Master Limited Partnerships	$4	$—	$—	$4
Preferred Stocks(1)	78	—	—	78
Rights(1)	—	—	172	172
Warrants	9	—	—	9
Investment Companies	15,276	—	—	15,276
Short-Term Investments	—	1,185	—	1,185
Total Investments	$441,126	$1,320	$190	$442,636
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$81	$—	$—	$81

(1)	Classifications as defined in the Schedule of Investments.
*	Amount rounds to less than one thousand.

Transactions in  affiliated investments for the three months ended June 30, 2023, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$20,078	$25,669	$30,471	$191	$15,276	$15,275,756
NORTHERN FUNDS QUARTERLY REPORT     141    EQUITY FUNDS

Schedule of Investments
SMALL CAP INDEX FUND
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 99.6%
Aerospace & Defense – 1.0%
AAR Corp.*	16,817	$971
Aerojet Rocketdyne Holdings, Inc.*	39,183	2,150
AeroVironment, Inc.*	12,417	1,270
AerSale Corp.*	12,415	183
Archer Aviation, Inc., Class A*	75,447	311
Astronics Corp.*	12,603	250
Cadre Holdings, Inc.	9,548	208
Ducommun, Inc.*	5,443	237
Eve Holding, Inc.*	9,712	102
Kaman Corp.	13,790	336
Kratos Defense & Security Solutions, Inc.*	62,042	890
Leonardo DRS, Inc.*	24,342	422
Moog, Inc., Class A	13,882	1,505
National Presto Industries, Inc.	2,556	187
Park Aerospace Corp.	9,790	135
Parsons Corp.*	20,468	985
Redwire Corp.*	847	2
Rocket Lab U.S.A., Inc.*	138,488	831
Terran Orbital Corp.*	36,122	54
Triumph Group, Inc.*	31,815	394
V2X, Inc.*	5,692	282
Virgin Galactic Holdings, Inc.*	125,540	487
		12,192
Air Freight & Logistics – 0.3%
Air Transport Services Group, Inc.*	27,287	515
Forward Air Corp.	12,942	1,373
Hub Group, Inc., Class A*	16,251	1,306
Radiant Logistics, Inc.*	18,609	125
		3,319
Automobile Components – 1.5%
Adient PLC*	46,859	1,796
American Axle & Manufacturing Holdings, Inc.*	56,159	464
Cooper-Standard Holdings, Inc.*	7,739	110
Dana, Inc.	63,686	1,083
Dorman Products, Inc.*	13,003	1,025
Fox Factory Holding Corp.*	20,942	2,272
Gentherm, Inc.*	16,342	923
Goodyear Tire & Rubber (The) Co.*	138,491	1,895
Holley, Inc.*	25,127	103
LCI Industries	12,136	1,534
Luminar Technologies, Inc.*	132,707	913
Modine Manufacturing Co.*	25,573	844
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6%continued
Automobile Components – 1.5%continued
Patrick Industries, Inc.	10,474	$838
Solid Power, Inc.*	72,654	185
Standard Motor Products, Inc.	10,629	399
Stoneridge, Inc.*	13,183	248
Visteon Corp.*	13,835	1,987
XPEL, Inc.*	11,016	928
		17,547
Automobiles – 0.1%
Fisker, Inc.*	95,057	536
Livewire Group, Inc.*	6,191	73
Winnebago Industries, Inc.	14,465	965
Workhorse Group, Inc.*	74,892	65
		1,639
Banks – 7.8%
1st Source Corp.	8,278	347
ACNB Corp.	4,135	137
Amalgamated Financial Corp.	8,911	143
Amerant Bancorp, Inc.	12,974	223
American National Bankshares, Inc.	5,224	151
Ameris Bancorp	32,656	1,117
Ames National Corp.	3,789	68
Arrow Financial Corp.	7,080	143
Associated Banc-Corp	74,945	1,216
Atlantic Union Bankshares Corp.	36,952	959
Axos Financial, Inc.*	27,898	1,100
Banc of California, Inc.	27,513	319
BancFirst Corp.	10,924	1,005
Bancorp (The), Inc.*	26,058	851
Bank First Corp.	4,495	374
Bank of Hawaii Corp.	19,468	803
Bank of Marin Bancorp	7,752	137
Bank of NT Butterfield & Son (The) Ltd.	24,511	671
Bank7 Corp.	2,171	53
BankUnited, Inc.	36,227	781
Bankwell Financial Group, Inc.	2,826	69
Banner Corp.	16,863	736
Bar Harbor Bankshares	7,394	182
BayCom Corp.	6,102	102
BCB Bancorp, Inc.	7,072	83
Berkshire Hills Bancorp, Inc.	21,802	452
Blue Foundry Bancorp*	12,807	129
Blue Ridge Bankshares, Inc.	8,473	75
Bridgewater Bancshares, Inc.*	10,175	100

EQUITY FUNDS    142    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6%continued
Banks – 7.8%continued
Brookline Bancorp, Inc.	43,823	$383
Burke & Herbert Financial Services Corp.	3,265	210
Business First Bancshares, Inc.	11,809	178
Byline Bancorp, Inc.	12,082	219
C&F Financial Corp.	1,467	79
Cadence Bank	89,534	1,758
Cambridge Bancorp	3,668	199
Camden National Corp.	7,187	223
Capital Bancorp, Inc.	4,468	81
Capital City Bank Group, Inc.	6,311	193
Capitol Federal Financial, Inc.	62,869	388
Capstar Financial Holdings, Inc.	9,034	111
Carter Bankshares, Inc.*	11,910	176
Cathay General Bancorp	33,953	1,093
Central Pacific Financial Corp.	13,341	210
Central Valley Community Bancorp	4,400	68
Chemung Financial Corp.	1,931	74
ChoiceOne Financial Services, Inc.	3,769	87
Citizens & Northern Corp.	7,514	145
Citizens Financial Services, Inc.	2,037	152
City Holding Co.	7,413	667
Civista Bancshares, Inc.	7,700	134
CNB Financial Corp.	10,104	178
Coastal Financial Corp.*	5,259	198
Codorus Valley Bancorp, Inc.	4,308	84
Colony Bankcorp, Inc.	8,223	77
Columbia Financial, Inc.*	15,048	260
Community Bank System, Inc.	26,032	1,220
Community Financial (The) Corp.	2,242	61
Community Trust Bancorp, Inc.	7,715	274
ConnectOne Bancorp, Inc.	18,426	306
CrossFirst Bankshares, Inc.*	21,913	219
Customers Bancorp, Inc.*	13,791	417
CVB Financial Corp.	65,782	874
Dime Community Bancshares, Inc.	17,035	300
Eagle Bancorp, Inc.	15,282	323
Eastern Bankshares, Inc.	75,994	932
Enterprise Bancorp, Inc.	4,649	135
Enterprise Financial Services Corp.	17,759	694
Equity Bancshares, Inc., Class A	7,540	172
Esquire Financial Holdings, Inc.	3,487	159
ESSA Bancorp, Inc.	3,757	56
Evans Bancorp, Inc.	2,898	72
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6%continued
Banks – 7.8%continued
Farmers & Merchants Bancorp, Inc.	7,020	$158
Farmers National Banc Corp.	17,519	217
FB Financial Corp.	17,637	495
Fidelity D&D Bancorp, Inc.	2,453	119
Financial Institutions, Inc.	7,551	119
First Bancorp	19,447	579
First BanCorp (New York Exchange)	86,570	1,058
First Bancorp (The), Inc.	4,858	118
First Bancshares (The), Inc.	14,620	378
First Bank	7,778	81
First Busey Corp.	25,432	511
First Business Financial Services, Inc.	3,986	118
First Commonwealth Financial Corp.	50,338	637
First Community Bankshares, Inc.	8,940	266
First Community Corp.	3,169	55
First Financial Bancorp	45,980	940
First Financial Bankshares, Inc.	64,158	1,828
First Financial Corp.	5,978	194
First Foundation, Inc.	25,317	100
First Interstate BancSystem, Inc., Class A	40,301	961
First Merchants Corp.	28,789	813
First Mid Bancshares, Inc.	9,308	225
First of Long Island (The) Corp.	10,356	124
First Western Financial, Inc.*	3,958	74
Five Star Bancorp	6,284	141
Flushing Financial Corp.	13,551	167
FS Bancorp, Inc.	2,989	90
Fulton Financial Corp.	80,034	954
FVCBankcorp, Inc.*	7,450	80
German American Bancorp, Inc.	13,636	371
Glacier Bancorp, Inc.	54,873	1,710
Great Southern Bancorp, Inc.	4,292	218
Greene County Bancorp, Inc.	3,448	103
Guaranty Bancshares, Inc.	4,068	110
Hancock Whitney Corp.	42,545	1,633
Hanmi Financial Corp.	15,146	226
HarborOne Bancorp, Inc.	20,197	175
HBT Financial, Inc.	6,486	120
Heartland Financial U.S.A., Inc.	20,754	578
Heritage Commerce Corp.	29,385	243
Heritage Financial Corp.	17,006	275
Hilltop Holdings, Inc.	23,229	731
Hingham Institution For Savings (The)	729	155
Home Bancorp, Inc.	3,645	121

NORTHERN FUNDS QUARTERLY REPORT     143    EQUITY FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6%continued
Banks – 7.8%continued
Home BancShares, Inc.	94,190	$2,148
HomeStreet, Inc.	8,882	53
HomeTrust Bancshares, Inc.	7,775	162
Hope Bancorp, Inc.	57,124	481
Horizon Bancorp, Inc.	21,394	223
Independent Bank Corp.	21,569	960
Independent Bank Corp. (NASDAQ Exchange)	9,865	167
Independent Bank Group, Inc.	17,756	613
International Bancshares Corp.	26,447	1,169
John Marshall Bancorp, Inc.	5,842	117
Kearny Financial Corp.	27,085	191
Lakeland Bancorp, Inc.	30,658	410
Lakeland Financial Corp.	12,169	590
LCNB Corp.	4,648	69
Live Oak Bancshares, Inc.	16,266	428
Luther Burbank Corp.	4,167	37
Macatawa Bank Corp.	13,119	122
MainStreet Bancshares, Inc.	3,777	86
Mercantile Bank Corp.	7,701	213
Metrocity Bankshares, Inc.	8,834	158
Metropolitan Bank Holding Corp.*	5,104	177
Mid Penn Bancorp, Inc.	7,212	159
Middlefield Banc Corp.	3,561	95
Midland States Bancorp, Inc.	10,569	210
MidWestOne Financial Group, Inc.	6,995	149
MVB Financial Corp.	5,724	121
National Bank Holdings Corp., Class A	18,373	534
National Bankshares, Inc.	3,099	90
NBT Bancorp, Inc.	20,719	660
Nicolet Bankshares, Inc.	6,443	438
Northeast Bank	4,004	167
Northeast Community Bancorp, Inc.	6,010	89
Northfield Bancorp, Inc.	19,654	216
Northrim BanCorp, Inc.	2,907	114
Northwest Bancshares, Inc.	61,953	657
Norwood Financial Corp.	3,891	115
Oak Valley Bancorp	2,988	75
OceanFirst Financial Corp.	28,599	447
OFG Bancorp	22,970	599
Old National Bancorp	143,527	2,001
Old Second Bancorp, Inc.	21,198	277
Orange County Bancorp, Inc.	2,261	84
Origin Bancorp, Inc.	14,087	413
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6%continued
Banks – 7.8%continued
Orrstown Financial Services, Inc.	5,150	$99
Pacific Premier Bancorp, Inc.	47,053	973
PacWest Bancorp	57,904	472
Park National Corp.	6,973	713
Parke Bancorp, Inc.	5,059	86
Pathward Financial, Inc.	13,460	624
PCB Bancorp	5,711	84
Peapack-Gladstone Financial Corp.	8,569	232
Penns Woods Bancorp, Inc.	3,669	92
Peoples Bancorp, Inc.	16,947	450
Peoples Financial Services Corp.	3,491	153
Pioneer Bancorp, Inc.*	5,843	52
Plumas Bancorp	2,469	88
Ponce Financial Group, Inc.*	9,146	79
Preferred Bank	6,540	360
Premier Financial Corp.	17,413	279
Primis Financial Corp.	9,962	84
Princeton Bancorp, Inc.	2,782	76
Provident Financial Services, Inc.	36,051	589
QCR Holdings, Inc.	8,300	341
RBB Bancorp	8,598	103
Red River Bancshares, Inc.	2,517	124
Renasant Corp.	27,154	710
Republic Bancorp, Inc., Class A	4,338	184
S&T Bancorp, Inc.	19,251	523
Sandy Spring Bancorp, Inc.	21,531	488
Seacoast Banking Corp. of Florida	41,075	908
ServisFirst Bancshares, Inc.	25,242	1,033
Shore Bancshares, Inc.	8,853	102
Sierra Bancorp	6,835	116
Simmons First National Corp., Class A	62,558	1,079
SmartFinancial, Inc.	7,786	167
South Plains Financial, Inc.	6,260	141
Southern First Bancshares, Inc.*	3,736	92
Southern Missouri Bancorp, Inc.	4,413	170
Southern States Bancshares, Inc.	4,061	86
Southside Bancshares, Inc.	14,267	373
SouthState Corp.	37,569	2,472
Stellar Bancorp, Inc.	24,277	556
Sterling Bancorp, Inc.*	11,332	62
Stock Yards Bancorp, Inc.	13,523	614
Summit Financial Group, Inc.	5,605	116
Texas Capital Bancshares, Inc.*	23,576	1,214
Third Coast Bancshares, Inc.*	6,298	100

EQUITY FUNDS    144    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6%continued
Banks – 7.8%continued
Timberland Bancorp, Inc.	4,033	$103
Tompkins Financial Corp.	6,836	381
Towne Bank	34,848	810
TriCo Bancshares	15,376	510
Triumph Financial, Inc.*	11,065	672
TrustCo Bank Corp. NY	9,216	264
Trustmark Corp.	29,686	627
UMB Financial Corp.	21,730	1,323
United Bankshares, Inc.	64,458	1,912
United Community Banks, Inc.	56,549	1,413
Unity Bancorp, Inc.	3,558	84
Univest Financial Corp.	14,182	256
USCB Financial Holdings, Inc.*	5,367	55
Valley National Bancorp	212,666	1,648
Veritex Holdings, Inc.	26,109	468
Virginia National Bankshares Corp.	2,053	66
Washington Federal, Inc.	31,968	848
Washington Trust Bancorp, Inc.	8,544	229
WesBanco, Inc.	28,258	724
West BanCorp, Inc.	8,183	151
Westamerica BanCorp	12,838	492
WSFS Financial Corp.	30,235	1,140
		92,653
Beverages – 0.4%
Coca-Cola Consolidated, Inc.	2,361	1,502
Duckhorn Portfolio (The), Inc.*	22,196	288
MGP Ingredients, Inc.	7,719	820
National Beverage Corp.*	11,641	563
Primo Water Corp.	76,344	957
Vita Coco (The) Co., Inc.*	14,247	383
Zevia PBC, Class A*	13,998	60
		4,573
Biotechnology – 7.5%
2seventy bio, Inc.*	25,489	258
4D Molecular Therapeutics, Inc.*	15,751	285
89bio, Inc.*	30,792	584
Aadi Bioscience, Inc.*	7,323	50
ACADIA Pharmaceuticals, Inc.*	59,320	1,421
Acrivon Therapeutics, Inc.*	4,097	53
Actinium Pharmaceuticals, Inc.*	13,813	102
Adicet Bio, Inc.*	15,070	37
ADMA Biologics, Inc.*	103,043	380
Aerovate Therapeutics, Inc.*	4,597	79
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6%continued
Biotechnology – 7.5%continued
Agenus, Inc.*	172,972	$277
Agios Pharmaceuticals, Inc.*	27,610	782
Akero Therapeutics, Inc.*	21,932	1,024
Aldeyra Therapeutics, Inc.*	23,659	198
Alector, Inc.*	30,814	185
Alkermes PLC*	81,806	2,561
Allakos, Inc.*	30,929	135
Allogene Therapeutics, Inc.*	39,497	196
Allovir, Inc.*	22,193	75
Alpine Immune Sciences, Inc.*	14,915	153
Altimmune, Inc.*	26,299	93
ALX Oncology Holdings, Inc.*	10,497	79
Amicus Therapeutics, Inc.*	137,258	1,724
AnaptysBio, Inc.*	9,335	190
Anavex Life Sciences Corp.*	34,313	279
Anika Therapeutics, Inc.*	7,326	190
Annexon, Inc.*	24,832	87
Arbutus Biopharma Corp.*	64,700	149
Arcellx, Inc.*	18,900	598
Arcturus Therapeutics Holdings, Inc.*	11,474	329
Arcus Biosciences, Inc.*	26,093	530
Arcutis Biotherapeutics, Inc.*	26,137	249
Ardelyx, Inc.*	102,571	348
Arrowhead Pharmaceuticals, Inc.*	50,160	1,789
ARS Pharmaceuticals, Inc.*	10,611	71
Astria Therapeutics, Inc.*	11,721	98
Atara Biotherapeutics, Inc.*	46,375	75
Aura Biosciences, Inc.*	12,862	159
Aurinia Pharmaceuticals, Inc.*	66,148	640
Avid Bioservices, Inc.*	30,101	421
Avidity Biosciences, Inc.*	35,449	393
Avita Medical, Inc.*	12,864	219
Beam Therapeutics, Inc.*	33,343	1,065
BioAtla, Inc.*	19,609	59
BioCryst Pharmaceuticals, Inc.*	93,520	658
Biohaven Ltd.*	28,298	677
Biomea Fusion, Inc.*	9,540	209
BioVie, Inc.*	3,117	13
Bioxcel Therapeutics, Inc.*	9,477	63
Bluebird Bio, Inc.*	54,929	181
Blueprint Medicines Corp.*	29,762	1,881
Bridgebio Pharma, Inc.*	56,783	977
Cabaletta Bio, Inc.*	11,913	154
CareDx, Inc.*	25,239	215

NORTHERN FUNDS QUARTERLY REPORT     145    EQUITY FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6%continued
Biotechnology – 7.5%continued
Caribou Biosciences, Inc.*	27,691	$118
Carisma Therapeutics, Inc.	14,056	123
Catalyst Pharmaceuticals, Inc.*	47,842	643
Celcuity, Inc.*	7,742	85
Celldex Therapeutics, Inc.*	23,057	782
Century Therapeutics, Inc.*	9,920	31
Cerevel Therapeutics Holdings, Inc.*	30,653	974
Chinook Therapeutics, Inc.*	28,728	1,104
Cogent Biosciences, Inc.*	34,557	409
Coherus Biosciences, Inc.*	36,562	156
Compass Therapeutics, Inc.*	42,417	135
Crinetics Pharmaceuticals, Inc.*	25,929	467
Cue Biopharma, Inc.*	14,961	55
Cullinan Oncology, Inc.*	11,342	122
Cytokinetics, Inc.*	45,548	1,486
Day One Biopharmaceuticals, Inc.*	23,605	282
Deciphera Pharmaceuticals, Inc.*	25,495	359
Denali Therapeutics, Inc.*	57,809	1,706
Design Therapeutics, Inc.*	16,695	105
Disc Medicine, Inc.*	3,647	162
Dynavax Technologies Corp.*	64,338	831
Dyne Therapeutics, Inc.*	20,195	227
Eagle Pharmaceuticals, Inc.*	5,056	98
Editas Medicine, Inc.*	34,282	282
Emergent BioSolutions, Inc.*	24,981	184
Enanta Pharmaceuticals, Inc.*	9,807	210
Entrada Therapeutics, Inc.*	9,972	151
EQRx, Inc.*	161,299	300
Erasca, Inc.*	42,424	117
Fate Therapeutics, Inc.*	41,234	196
Fennec Pharmaceuticals, Inc.*	8,063	71
FibroGen, Inc.*	44,194	119
Foghorn Therapeutics, Inc.*	9,955	70
Genelux Corp.*	1,582	52
Generation Bio Co.*	20,637	114
Geron Corp.*	247,363	794
Graphite Bio, Inc.*	16,614	43
Gritstone bio, Inc.*	39,784	78
Halozyme Therapeutics, Inc.*	65,742	2,371
Heron Therapeutics, Inc.*	51,158	59
HilleVax, Inc.*	10,923	188
Humacyte, Inc.*	29,355	84
Icosavax, Inc.*	12,700	126
Ideaya Biosciences, Inc.*	27,014	635
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6%continued
Biotechnology – 7.5%continued
IGM Biosciences, Inc.*	5,170	$48
Immuneering Corp., Class A*	9,251	94
ImmunityBio, Inc.*	51,304	143
ImmunoGen, Inc.*	119,718	2,259
Immunovant, Inc.*	26,931	511
Inhibrx, Inc.*	17,181	446
Inozyme Pharma, Inc.*	15,211	85
Insmed, Inc.*	64,385	1,359
Intellia Therapeutics, Inc.*	43,175	1,761
Intercept Pharmaceuticals, Inc.*	12,125	134
Iovance Biotherapeutics, Inc.*	103,238	727
Ironwood Pharmaceuticals, Inc.*	67,395	717
iTeos Therapeutics, Inc.*	11,640	154
IVERIC bio, Inc.*	67,865	2,670
Janux Therapeutics, Inc.*	8,551	101
KalVista Pharmaceuticals, Inc.*	12,056	109
Karyopharm Therapeutics, Inc.*	59,617	107
Keros Therapeutics, Inc.*	11,270	453
Kezar Life Sciences, Inc.*	31,803	78
Kiniksa Pharmaceuticals Ltd., Class A*	15,573	219
Kodiak Sciences, Inc.*	16,566	114
Krystal Biotech, Inc.*	10,689	1,255
Kura Oncology, Inc.*	31,984	338
Kymera Therapeutics, Inc.*	18,638	428
Larimar Therapeutics, Inc.*	10,254	32
Lexicon Pharmaceuticals, Inc.*	49,000	112
Lineage Cell Therapeutics, Inc.*	68,954	97
Lyell Immunopharma, Inc.*	85,717	273
MacroGenics, Inc.*	29,871	160
Madrigal Pharmaceuticals, Inc.*	6,660	1,538
MannKind Corp.*	125,422	510
MeiraGTx Holdings PLC*	16,131	108
Merrimack Pharmaceuticals, Inc.*	4,488	55
Mersana Therapeutics, Inc.*	50,208	165
MiMedx Group, Inc.*	55,914	370
Mineralys Therapeutics, Inc.*	7,370	126
Mirum Pharmaceuticals, Inc.*	12,854	333
Monte Rosa Therapeutics, Inc.*	14,620	100
Morphic Holding, Inc.*	14,823	850
Myriad Genetics, Inc.*	40,052	928
Nkarta, Inc.*	16,083	35
Novavax, Inc.*	41,699	310
Nurix Therapeutics, Inc.*	23,014	230
Nuvalent, Inc., Class A*	11,975	505

EQUITY FUNDS    146    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6%continued
Biotechnology – 7.5%continued
Nuvectis Pharma, Inc.*	2,913	$47
Ocean Biomedical, Inc.*	5,803	35
Olema Pharmaceuticals, Inc.*	14,156	128
Omega Therapeutics, Inc.*	10,906	61
Omniab, Inc.(1) *	3,016	1
Omniab, Inc. (NASDAQ Exchange)(1) *	3,016	2
Organogenesis Holdings, Inc.*	34,806	116
ORIC Pharmaceuticals, Inc.*	17,923	139
Outlook Therapeutics, Inc.*	80,858	141
Ovid therapeutics, Inc.*	27,179	89
PDS Biotechnology Corp.*	12,372	62
PepGen, Inc.*	5,750	51
PMV Pharmaceuticals, Inc.*	18,110	113
Point Biopharma Global, Inc.*	44,320	402
Poseida Therapeutics, Inc.*	29,980	53
Precigen, Inc.*	71,660	82
Prelude Therapeutics, Inc.*	3,323	15
Prime Medicine, Inc.*	19,981	293
ProKidney Corp.*	29,564	331
Protagonist Therapeutics, Inc.*	26,948	744
Protalix BioTherapeutics, Inc.*	31,225	62
Prothena Corp. PLC*	20,259	1,383
PTC Therapeutics, Inc.*	34,672	1,410
Rallybio Corp.*	13,993	79
RAPT Therapeutics, Inc.*	14,128	264
Recursion Pharmaceuticals, Inc., Class A*	66,166	494
REGENXBIO, Inc.*	19,775	395
Relay Therapeutics, Inc.*	45,048	566
Reneo Pharmaceuticals, Inc.*	5,847	38
Replimune Group, Inc.*	19,675	457
REVOLUTION Medicines, Inc.*	50,164	1,342
Rhythm Pharmaceuticals, Inc.*	25,666	423
Rigel Pharmaceuticals, Inc.*	85,024	110
Rocket Pharmaceuticals, Inc.*	27,541	547
Sage Therapeutics, Inc.*	26,132	1,229
Sana Biotechnology, Inc.*	47,158	281
Sangamo Therapeutics, Inc.*	65,985	86
Savara, Inc.*	34,833	111
Scholar Rock Holding Corp.*	14,870	112
Selecta Biosciences, Inc.*	50,322	56
Seres Therapeutics, Inc.*	46,286	222
SpringWorks Therapeutics, Inc.*	28,945	759
Stoke Therapeutics, Inc.*	12,965	138
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6%continued
Biotechnology – 7.5%continued
Summit Therapeutics, Inc.*	60,279	$151
Sutro Biopharma, Inc.*	29,477	137
Syndax Pharmaceuticals, Inc.*	32,000	670
Tango Therapeutics, Inc.*	23,009	76
Tenaya Therapeutics, Inc.*	21,333	125
TG Therapeutics, Inc.*	67,104	1,667
Travere Therapeutics, Inc.*	36,274	557
Twist Bioscience Corp.*	28,109	575
Tyra Biosciences, Inc.*	6,510	111
UroGen Pharma Ltd.*	8,916	92
Vanda Pharmaceuticals, Inc.*	27,479	181
Vaxcyte, Inc.*	45,032	2,249
Vaxxinity, Inc., Class A*	17,245	43
Vera Therapeutics, Inc.*	16,075	258
Veracyte, Inc.*	35,909	915
Vericel Corp.*	23,269	874
Verve Therapeutics, Inc.*	25,349	475
Vigil Neuroscience, Inc.*	8,674	82
Viking Therapeutics, Inc.*	47,633	772
Vir Biotechnology, Inc.*	40,832	1,002
Viridian Therapeutics, Inc.*	21,068	501
Vor BioPharma, Inc.*	20,177	62
Voyager Therapeutics, Inc.*	16,195	185
X4 Pharmaceuticals, Inc.*	56,522	110
Xencor, Inc.*	28,308	707
XOMA Corp.*	3,156	60
Y-mAbs Therapeutics, Inc.*	18,098	123
Zentalis Pharmaceuticals, Inc.*	23,864	673
Zura Bio Ltd.*	4,366	36
Zymeworks, Inc.*	25,258	218
		88,704
Broadline Retail – 0.1%
Big Lots, Inc.	14,002	124
ContextLogic, Inc., Class A*	11,907	78
Dillard's, Inc., Class A	1,756	573
		775
Building Products – 1.7%
AAON, Inc.	22,300	2,114
American Woodmark Corp.*	8,137	621
Apogee Enterprises, Inc.	10,948	520
AZZ, Inc.	12,092	526
CSW Industrials, Inc.	7,530	1,251
Gibraltar Industries, Inc.*	15,337	965

NORTHERN FUNDS QUARTERLY REPORT     147    EQUITY FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6%continued
Building Products – 1.7%continued
Griffon Corp.	21,493	$866
Insteel Industries, Inc.	9,202	286
Janus International Group, Inc.*	41,755	445
JELD-WEN Holding, Inc.*	41,475	728
Masonite International Corp.*	10,980	1,125
Masterbrand, Inc.*	63,071	734
PGT Innovations, Inc.*	28,490	831
Quanex Building Products Corp.	16,293	437
Resideo Technologies, Inc.*	72,208	1,275
Simpson Manufacturing Co., Inc.	21,126	2,926
UFP Industries, Inc.	29,521	2,865
Zurn Elkay Water Solutions Corp.	73,100	1,966
		20,481
Capital Markets – 1.4%
AlTi Global, Inc.*	9,298	71
Artisan Partners Asset Management, Inc., Class A	30,047	1,181
Assetmark Financial Holdings, Inc.*	10,606	315
Avantax, Inc.*	18,991	425
B. Riley Financial, Inc.	9,381	431
Bakkt Holdings, Inc.*	28,600	35
BGC Partners, Inc., Class A	155,474	689
Brightsphere Investment Group, Inc.	15,914	333
Cohen & Steers, Inc.	12,776	741
Diamond Hill Investment Group, Inc.	1,434	246
Donnelley Financial Solutions, Inc.*	12,159	554
Focus Financial Partners, Inc., Class A*	28,918	1,518
Forge Global Holdings, Inc.*	57,941	141
GCM Grosvenor, Inc., Class A	20,565	155
Hamilton Lane, Inc., Class A	18,078	1,446
MarketWise, Inc.	18,972	38
Moelis & Co., Class A	33,044	1,498
Open Lending Corp.*	48,142	506
P10, Inc., Class A	20,438	231
Patria Investments Ltd., Class A	26,186	374
Perella Weinberg Partners	21,918	183
Piper Sandler Cos.	8,577	1,109
PJT Partners, Inc., Class A	12,076	841
Sculptor Capital Management, Inc.	12,243	108
Silvercrest Asset Management Group, Inc., Class A	4,847	98
StepStone Group, Inc., Class A	26,674	662
StoneX Group, Inc.*	8,848	735
Value Line, Inc.	469	21
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6%continued
Capital Markets – 1.4%continued
Victory Capital Holdings, Inc., Class A	13,881	$438
Virtus Investment Partners, Inc.	3,423	676
WisdomTree, Inc.	67,102	460
		16,259
Chemicals – 2.1%
AdvanSix, Inc.	13,156	460
American Vanguard Corp.	12,807	229
Amyris, Inc.*	112,430	116
Aspen Aerogels, Inc.*	24,868	196
Avient Corp.	44,274	1,811
Balchem Corp.	15,728	2,120
Cabot Corp.	27,123	1,814
Chase Corp.	3,718	451
Core Molding Technologies, Inc.*	3,386	77
Danimer Scientific, Inc.*	44,842	107
Diversey Holdings Ltd.*	38,990	327
Ecovyst, Inc.*	46,048	528
FutureFuel Corp.	12,879	114
H.B. Fuller Co.	26,522	1,897
Hawkins, Inc.	9,550	455
Ingevity Corp.*	18,519	1,077
Innospec, Inc.	12,218	1,227
Intrepid Potash, Inc.*	5,504	125
Koppers Holdings, Inc.	9,997	341
Kronos Worldwide, Inc.	11,006	96
Livent Corp.*	89,089	2,444
LSB Industries, Inc.*	27,855	274
Mativ Holdings, Inc.	26,816	405
Minerals Technologies, Inc.	15,990	923
Origin Materials, Inc.*	52,489	224
Orion S.A.	27,965	593
Perimeter Solutions S.A.*	75,682	465
PureCycle Technologies, Inc.*	56,079	600
Quaker Chemical Corp.	6,874	1,340
Rayonier Advanced Materials, Inc.*	30,557	131
Sensient Technologies Corp.	20,706	1,473
Stepan Co.	10,537	1,007
Trinseo PLC	17,372	220
Tronox Holdings PLC	57,694	733
Valhi, Inc.	1,195	15
		24,415
Commercial Services & Supplies – 1.5%
ABM Industries, Inc.	32,735	1,396

EQUITY FUNDS    148    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6%continued
Commercial Services & Supplies – 1.5%continued
ACCO Brands Corp.	45,607	$238
ACV Auctions, Inc., Class A*	62,033	1,071
Aris Water Solutions, Inc., Class A	13,833	143
BrightView Holdings, Inc.*	19,377	139
Brink's (The) Co.	22,586	1,532
Casella Waste Systems, Inc., Class A*	27,391	2,478
CECO Environmental Corp.*	15,216	203
Cimpress PLC*	8,763	521
CompX International, Inc.	741	16
CoreCivic, Inc.*	55,047	518
Deluxe Corp.	21,493	376
Ennis, Inc.	12,722	259
Enviri Corp.*	38,969	385
GEO Group (The), Inc.*	58,861	421
Healthcare Services Group, Inc.	36,535	545
Heritage-Crystal Clean, Inc.*	7,832	296
HNI Corp.	22,631	638
Interface, Inc.	28,814	253
LanzaTech Global, Inc.*	8,705	59
Li-Cycle Holdings Corp.*	67,264	373
Liquidity Services, Inc.*	11,159	184
Matthews International Corp., Class A	14,726	628
MillerKnoll, Inc.	37,475	554
Montrose Environmental Group, Inc.*	13,665	576
NL Industries, Inc.	4,134	23
OPENLANE, Inc.*	53,282	811
Performant Financial Corp.*	35,470	96
Pitney Bowes, Inc.	85,969	304
Quad/Graphics, Inc.*	16,146	61
SP Plus Corp.*	9,406	368
Steelcase, Inc., Class A	42,845	330
UniFirst Corp.	7,388	1,145
Viad Corp.*	10,065	271
VSE Corp.	5,209	285
		17,496
Communications Equipment – 0.8%
ADTRAN Holdings, Inc.	38,107	401
Aviat Networks, Inc.*	5,611	187
Calix, Inc.*	28,840	1,439
Cambium Networks Corp.*	5,646	86
Clearfield, Inc.*	6,357	301
CommScope Holding Co., Inc.*	102,025	574
Comtech Telecommunications Corp.	12,790	117
Digi International, Inc.*	17,160	676
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6%continued
Communications Equipment – 0.8%continued
DZS, Inc.*	9,954	$40
Extreme Networks, Inc.*	62,267	1,622
Harmonic, Inc.*	53,705	869
Infinera Corp.*	98,355	475
KVH Industries, Inc.*	10,071	92
NETGEAR, Inc.*	14,140	200
NetScout Systems, Inc.*	33,462	1,036
Ribbon Communications, Inc.*	40,734	114
Viavi Solutions, Inc.*	109,174	1,237
		9,466
Construction & Engineering – 1.5%
Ameresco, Inc., Class A*	15,681	763
API Group Corp.(2) *	102,731	2,800
Arcosa, Inc.	23,908	1,812
Argan, Inc.	6,237	246
Bowman Consulting Group Ltd.*	5,182	165
Comfort Systems U.S.A., Inc.	17,361	2,851
Concrete Pumping Holdings, Inc.*	12,946	104
Construction Partners, Inc., Class A*	19,657	617
Dycom Industries, Inc.*	14,109	1,604
Fluor Corp.*	70,265	2,080
Granite Construction, Inc.	21,823	868
Great Lakes Dredge & Dock Corp.*	32,353	264
IES Holdings, Inc.*	3,999	227
INNOVATE Corp.*	27,952	49
Limbach Holdings, Inc.*	4,872	121
MYR Group, Inc.*	8,088	1,119
Northwest Pipe Co.*	4,909	148
Primoris Services Corp.	26,154	797
Southland Holdings, Inc.*	2,727	22
Sterling Infrastructure, Inc.*	14,718	821
Tutor Perini Corp.*	20,733	148
		17,626
Construction Materials – 0.3%
Knife River Corp.*	24,864	1,082
Summit Materials, Inc., Class A*	58,686	2,221
United States Lime & Minerals, Inc.	1,012	211
		3,514
Consumer Finance – 0.8%
Atlanticus Holdings Corp.*	2,113	89
Bread Financial Holdings, Inc.	24,695	775
Consumer Portfolio Services, Inc.*	4,826	56
Encore Capital Group, Inc.*	11,419	555

NORTHERN FUNDS QUARTERLY REPORT     149    EQUITY FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6%continued
Consumer Finance – 0.8%continued
Enova International, Inc.*	14,803	$786
FirstCash Holdings, Inc.	18,593	1,735
Green Dot Corp., Class A*	23,160	434
LendingClub Corp.*	52,156	509
LendingTree, Inc.*	5,179	115
Navient Corp.	45,961	854
Nelnet, Inc., Class A	7,188	694
NerdWallet, Inc., Class A*	17,601	166
OppFi, Inc.*	4,220	9
PRA Group, Inc.*	18,996	434
PROG Holdings, Inc.*	23,022	739
Regional Management Corp.	3,823	117
Upstart Holdings, Inc.*	35,196	1,260
World Acceptance Corp.*	1,771	237
		9,564
Consumer Staples Distribution & Retail – 0.5%
Andersons (The), Inc.	15,796	729
Chefs' Warehouse (The), Inc.*	17,266	617
HF Foods Group, Inc.*	18,262	86
Ingles Markets, Inc., Class A	6,818	564
Natural Grocers by Vitamin Cottage, Inc.	4,522	55
PriceSmart, Inc.	12,677	939
SpartanNash Co.	17,172	387
Sprouts Farmers Market, Inc.*	51,197	1,881
United Natural Foods, Inc.*	29,435	575
Village Super Market, Inc., Class A	4,243	97
Weis Markets, Inc.	8,104	520
		6,450
Containers & Packaging – 0.3%
Greif, Inc., Class A	12,098	833
Greif, Inc., Class B	2,438	188
Myers Industries, Inc.	17,863	347
O-I Glass, Inc.*	76,666	1,635
Pactiv Evergreen, Inc.	19,689	149
Ranpak Holdings Corp.*	21,391	97
TriMas Corp.	20,642	568
		3,817
Distributors – 0.0%
Weyco Group, Inc.	2,942	79
Diversified Consumer Services – 1.0%
2U, Inc.*	38,018	153
Adtalem Global Education, Inc.*	22,134	760
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6%continued
Diversified Consumer Services – 1.0%continued
Carriage Services, Inc.	6,581	$214
Chegg, Inc.*	58,934	523
Coursera, Inc.*	63,405	826
Duolingo, Inc.*	14,058	2,009
European Wax Center, Inc., Class A*	16,317	304
Frontdoor, Inc.*	40,210	1,283
Graham Holdings Co., Class B	1,819	1,039
Laureate Education, Inc.	65,037	786
Lincoln Educational Services Corp.*	12,886	87
Nerdy, Inc.*	28,079	117
OneSpaWorld Holdings Ltd.*	35,155	425
Perdoceo Education Corp.*	33,132	407
Rover Group, Inc.*	46,028	226
Strategic Education, Inc.	11,202	760
Stride, Inc.*	20,733	772
Udemy, Inc.*	41,401	444
Universal Technical Institute, Inc.*	16,441	114
WW International, Inc.*	26,938	181
		11,430
Diversified Real Estate Investment Trusts – 0.6%
Alexander & Baldwin, Inc.	35,718	664
Alpine Income Property Trust, Inc.	5,893	96
American Assets Trust, Inc.	24,329	467
Armada Hoffler Properties, Inc.	33,050	386
Broadstone Net Lease, Inc.	91,959	1,420
CTO Realty Growth, Inc.	10,616	182
Empire State Realty Trust, Inc., Class A	65,523	491
Essential Properties Realty Trust, Inc.	73,529	1,731
Gladstone Commercial Corp.	19,614	242
Global Net Lease, Inc.	51,370	528
NexPoint Diversified Real Estate Trust	14,262	178
One Liberty Properties, Inc.	8,142	165
Star Holdings*	6,257	92
		6,642
Diversified Telecommunication Services – 0.5%
Anterix, Inc.*	9,197	291
AST SpaceMobile, Inc.*	31,120	146
ATN International, Inc.	5,459	200
Bandwidth, Inc., Class A*	11,469	157
Charge Enterprises, Inc.*	63,747	63
Cogent Communications Holdings, Inc.	21,229	1,429
Consolidated Communications Holdings, Inc.*	36,707	141
EchoStar Corp., Class A*	16,529	287

EQUITY FUNDS    150    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6%continued
Diversified Telecommunication Services – 0.5%continued
Globalstar, Inc.*	340,245	$367
IDT Corp., Class B*	7,748	200
Liberty Latin America Ltd., Class A*	16,843	147
Liberty Latin America Ltd., Class C*	70,154	605
Lumen Technologies, Inc.	491,774	1,111
Ooma, Inc.*	11,532	173
Radius Global Infrastructure, Inc., Class A*	42,296	630
		5,947
Electric Utilities – 0.8%
ALLETE, Inc.	28,294	1,640
Genie Energy Ltd., Class B	9,137	129
MGE Energy, Inc.	17,966	1,421
Otter Tail Corp.	20,300	1,603
PNM Resources, Inc.	42,188	1,903
Portland General Electric Co.	47,952	2,246
		8,942
Electrical Equipment – 1.7%
Allied Motion Technologies, Inc.	6,697	267
Amprius Technologies, Inc.*	1,760	13
Array Technologies, Inc.*	74,412	1,682
Atkore, Inc.*	19,455	3,034
Babcock & Wilcox Enterprises, Inc.*	28,154	166
Blink Charging Co.*	22,909	137
Bloom Energy Corp., Class A*	95,226	1,557
Dragonfly Energy Holdings Corp.*	10,000	15
Encore Wire Corp.	8,283	1,540
Energy Vault Holdings, Inc.*	45,930	125
EnerSys	20,375	2,211
Enovix Corp.*	67,878	1,225
Eos Energy Enterprises, Inc.*	55,409	240
ESS Tech, Inc.*	39,114	57
Fluence Energy, Inc.*	19,660	524
FTC Solar, Inc.*	27,969	90
FuelCell Energy, Inc.*	203,059	439
GrafTech International Ltd.	96,337	486
LSI Industries, Inc.	13,532	170
NEXTracker, Inc., Class A*	15,224	606
NuScale Power Corp.*	25,306	172
Powell Industries, Inc.	4,552	276
Preformed Line Products Co.	1,260	197
SES AI Corp.*	65,421	160
Shoals Technologies Group, Inc., Class A*	84,000	2,147
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6%continued
Electrical Equipment – 1.7%continued
SKYX Platforms Corp.*	30,823	$82
Stem, Inc.*	68,958	394
SunPower Corp.*	43,703	428
Thermon Group Holdings, Inc.*	16,305	434
TPI Composites, Inc.*	21,357	221
Vicor Corp.*	10,944	591
		19,686
Electronic Equipment, Instruments & Components – 2.8%
908 Devices, Inc.*	10,863	75
Advanced Energy Industries, Inc.	18,546	2,067
Aeva Technologies, Inc.*	32,516	41
Akoustis Technologies, Inc.*	31,800	101
Arlo Technologies, Inc.*	41,618	454
Badger Meter, Inc.	14,445	2,132
Bel Fuse, Inc., Class B	5,007	288
Belden, Inc.	20,964	2,005
Benchmark Electronics, Inc.	17,197	444
Climb Global Solutions, Inc.	1,879	90
CTS Corp.	15,238	650
Daktronics, Inc.*	17,973	115
ePlus, Inc.*	13,071	736
Evolv Technologies Holdings, Inc.*	54,048	324
Fabrinet*	18,041	2,343
FARO Technologies, Inc.*	10,509	170
Insight Enterprises, Inc.*	14,063	2,058
Iteris, Inc.*	19,119	76
Itron, Inc.*	22,471	1,620
Kimball Electronics, Inc.*	11,981	331
Knowles Corp.*	44,181	798
Lightwave Logic, Inc.*	55,475	387
Luna Innovations, Inc.*	15,015	137
Methode Electronics, Inc.	17,555	589
MicroVision, Inc.*	85,335	391
Mirion Technologies, Inc.*	99,519	841
Napco Security Technologies, Inc.	15,539	538
nLight, Inc.*	22,009	339
Novanta, Inc.*	17,626	3,245
OSI Systems, Inc.*	7,730	911
PAR Technology Corp.*	13,176	434
PC Connection, Inc.	5,524	249
Plexus Corp.*	13,549	1,331
Richardson Electronics Ltd.	6,329	104
Rogers Corp.*	8,464	1,371
Sanmina Corp.*	28,402	1,712

NORTHERN FUNDS QUARTERLY REPORT     151    EQUITY FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6%continued
Electronic Equipment, Instruments & Components – 2.8%continued
ScanSource, Inc.*	12,428	$367
SmartRent, Inc.*	88,251	338
Tingo Group, Inc.*	54,007	65
TTM Technologies, Inc.*	49,957	694
Vishay Intertechnology, Inc.	63,144	1,856
Vishay Precision Group, Inc.*	6,202	230
Vuzix Corp.*	29,254	149
		33,196
Energy Equipment & Services – 2.3%
Archrock, Inc.	68,227	699
Atlas Energy Solutions, Inc., Class A	8,467	147
Borr Drilling Ltd.*	113,721	856
Bristow Group, Inc.*	11,590	333
Cactus, Inc., Class A	31,588	1,337
ChampionX Corp.	97,586	3,029
Core Laboratories, Inc.	22,689	527
Diamond Offshore Drilling, Inc.*	50,075	713
DMC Global, Inc.*	9,300	165
Dril-Quip, Inc.*	16,509	384
Expro Group Holdings N.V.*	43,032	763
Forum Energy Technologies, Inc.*	4,501	115
Helix Energy Solutions Group, Inc.*	70,476	520
Helmerich & Payne, Inc.	49,656	1,760
KLX Energy Services Holdings, Inc.*	7,149	70
Liberty Energy, Inc.	84,700	1,132
Mammoth Energy Services, Inc.*	9,688	47
Nabors Industries Ltd.*	4,465	415
Newpark Resources, Inc.*	39,101	204
NexTier Oilfield Solutions, Inc.*	96,614	864
Noble Corp. PLC*	53,154	2,196
Oceaneering International, Inc.*	49,334	923
Oil States International, Inc.*	31,218	233
Patterson-UTI Energy, Inc.	101,262	1,212
ProFrac Holding Corp., Class A*	11,561	129
ProPetro Holding Corp.*	49,544	408
Ranger Energy Services, Inc.*	8,432	86
RPC, Inc.	40,640	291
SEACOR Marine Holdings, Inc.*	11,071	127
Seadrill Ltd.*	25,068	1,035
Select Water Solutions, Inc.	42,921	348
Solaris Oilfield Infrastructure, Inc., Class A	15,790	132
TETRA Technologies, Inc.*	62,119	210
Tidewater, Inc.*	23,547	1,305
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6%continued
Energy Equipment & Services – 2.3%continued
U.S. Silica Holdings, Inc.*	36,511	$443
Valaris Ltd.*	30,109	1,895
Weatherford International PLC*	34,928	2,320
		27,373
Entertainment – 0.4%
Cinemark Holdings, Inc.*	53,760	887
IMAX Corp.*	21,620	367
Liberty Media Corp.-Liberty Braves, Class A*	5,021	206
Liberty Media Corp.-Liberty Braves, Class C*	18,578	736
Lions Gate Entertainment Corp., Class A*	28,696	253
Lions Gate Entertainment Corp., Class B*	56,926	475
Loop Media, Inc.*	15,280	37
Madison Square Garden Entertainment Corp.*	21,464	722
Marcus (The) Corp.	11,896	176
Playstudios, Inc.*	43,161	212
Reservoir Media, Inc.*	10,208	61
Sphere Entertainment Co. (European Stock Exchange)*	12,836	352
Vivid Seats, Inc., Class A*	12,877	102
		4,586
Financial Services – 2.1%
Acacia Research Corp.*	20,484	85
Alerus Financial Corp.	9,389	169
A-Mark Precious Metals, Inc.	9,579	359
AvidXchange Holdings, Inc.*	73,635	764
Banco Latinoamericano de Comercio Exterior S.A., Class E	13,726	303
Cannae Holdings, Inc.*	34,984	707
Cantaloupe, Inc.*	28,187	224
Cass Information Systems, Inc.	6,602	256
Compass Diversified Holdings	31,227	677
Enact Holdings, Inc.	14,790	372
Essent Group Ltd.	52,022	2,435
EVERTEC, Inc.	32,364	1,192
Federal Agricultural Mortgage Corp., Class C	4,489	645
Finance of America Cos., Inc., Class A*	30,831	59
Flywire Corp.*	47,500	1,474
Home Point Capital, Inc.*	3,385	8
I3 Verticals, Inc., Class A*	10,718	245

EQUITY FUNDS    152    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6%continued
Financial Services – 2.1%continued
International Money Express, Inc.*	15,428	$378
Jackson Financial, Inc., Class A	39,759	1,217
Marqeta, Inc., Class A*	242,570	1,181
Merchants Bancorp	7,914	202
Mr Cooper Group, Inc.*	32,614	1,652
NewtekOne, Inc.	10,977	175
NMI Holdings, Inc., Class A*	40,508	1,046
Ocwen Financial Corp.*	2,890	87
Pagseguro Digital Ltd., Class A*	96,895	915
Payoneer Global, Inc.*	128,631	619
Paysafe Ltd.*	15,299	154
Paysign, Inc.*	19,347	47
PennyMac Financial Services, Inc.	12,430	874
Priority Technology Holdings, Inc.*	9,147	33
Radian Group, Inc.	77,134	1,950
Remitly Global, Inc.*	41,034	772
Repay Holdings Corp.*	38,850	304
Security National Financial Corp., Class A*	4,872	43
StoneCo Ltd., Class A*	143,731	1,831
SWK Holdings Corp.*	1,828	31
Velocity Financial, Inc.*	4,313	50
Walker & Dunlop, Inc.	15,750	1,246
Waterstone Financial, Inc.	9,513	138
		24,919
Food Products – 1.2%
Alico, Inc.	3,553	90
B&G Foods, Inc.	34,879	486
Benson Hill, Inc.*	84,240	109
Beyond Meat, Inc.*	29,282	380
BRC, Inc., Class A*	19,880	103
Calavo Growers, Inc.	8,635	251
Cal-Maine Foods, Inc.	18,703	842
Dole PLC	35,770	484
Forafric Global PLC*	1,838	20
Fresh Del Monte Produce, Inc.	17,046	438
Hain Celestial Group (The), Inc.*	44,181	553
Hostess Brands, Inc.*	65,008	1,646
J&J Snack Foods Corp.	7,355	1,165
John B. Sanfilippo & Son, Inc.	4,399	516
Lancaster Colony Corp.	9,598	1,930
Limoneira Co.	8,086	126
Local Bounti Corp.(3) *	1	—
Mission Produce, Inc.*	24,512	297
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6%continued
Food Products – 1.2%continued
Seneca Foods Corp., Class A*	2,547	$83
Simply Good Foods (The) Co.*	44,873	1,642
Sovos Brands, Inc.*	19,964	390
SunOpta, Inc.*	45,792	306
TreeHouse Foods, Inc.*	25,489	1,284
Utz Brands, Inc.	34,913	571
Vital Farms, Inc.*	14,796	177
Westrock Coffee Co.*	13,250	144
		14,033
Gas Utilities – 1.0%
Brookfield Infrastructure Corp., Class A	48,346	2,204
Chesapeake Utilities Corp.	8,591	1,022
New Jersey Resources Corp.	47,983	2,265
Northwest Natural Holding Co.	17,470	752
ONE Gas, Inc.	27,047	2,077
RGC Resources, Inc.	3,555	71
Southwest Gas Holdings, Inc.	30,260	1,926
Spire, Inc.	25,407	1,612
		11,929
Ground Transportation – 0.5%
ArcBest Corp.	11,940	1,180
Covenant Logistics Group, Inc.	3,979	174
Daseke, Inc.*	20,315	145
FTAI Infrastructure, Inc.	46,213	171
Heartland Express, Inc.	22,997	377
Marten Transport Ltd.	28,747	618
P.A.M. Transportation Services, Inc.*	2,736	73
RXO, Inc.*	56,784	1,287
TuSimple Holdings, Inc., Class A*	77,291	128
Universal Logistics Holdings, Inc.	3,046	88
US Xpress Enterprises, Inc., Class A*	16,534	102
Werner Enterprises, Inc.	31,271	1,382
		5,725
Health Care Equipment & Supplies – 3.5%
Accuray, Inc.*	47,905	185
Alphatec Holdings, Inc.*	37,351	672
AngioDynamics, Inc.*	18,415	192
Artivion, Inc.*	19,141	329
AtriCure, Inc.*	23,065	1,139
Atrion Corp.	669	378
Avanos Medical, Inc.*	22,827	583
Axogen, Inc.*	20,082	183
Axonics, Inc.*	24,189	1,221

NORTHERN FUNDS QUARTERLY REPORT     153    EQUITY FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6%continued
Health Care Equipment & Supplies – 3.5%continued
Beyond Air, Inc.*	11,277	$48
Butterfly Network, Inc.*	65,756	151
Cerus Corp.*	85,531	210
ClearPoint Neuro, Inc.*	12,449	90
CONMED Corp.	15,135	2,057
Cutera, Inc.*	8,313	126
CVRx, Inc.*	4,919	76
Embecta Corp.	28,582	617
Glaukos Corp.*	23,165	1,650
Haemonetics Corp.*	24,560	2,091
Inari Medical, Inc.*	25,619	1,490
Inmode Ltd.*	37,864	1,414
Inogen, Inc.*	11,369	131
Integer Holdings Corp.*	16,260	1,441
iRadimed Corp.	3,541	169
iRhythm Technologies, Inc.*	15,039	1,569
KORU Medical Systems, Inc.*	15,078	52
Lantheus Holdings, Inc.*	33,363	2,800
LeMaitre Vascular, Inc.	9,602	646
LivaNova PLC*	26,785	1,378
Merit Medical Systems, Inc.*	27,858	2,330
Nano-X Imaging Ltd.*	22,608	350
Neogen Corp.*	107,091	2,329
Nevro Corp.*	17,191	437
NuVasive, Inc.*	25,833	1,074
Omnicell, Inc.*	22,210	1,636
OraSure Technologies, Inc.*	35,930	180
Orchestra BioMed Holdings, Inc.*	1,471	10
Orthofix Medical, Inc.*	17,026	308
OrthoPediatrics Corp.*	7,793	342
Outset Medical, Inc.*	24,080	527
Paragon 28, Inc.*	22,027	391
PROCEPT BioRobotics Corp.*	17,506	619
Pulmonx Corp.*	18,628	244
Pulse Biosciences, Inc.*	6,593	47
RxSight, Inc.*	13,003	375
Sanara Medtech, Inc.*	2,061	83
Semler Scientific, Inc.*	2,776	73
SI-BONE, Inc.*	17,378	469
Sight Sciences, Inc.*	10,743	89
Silk Road Medical, Inc.*	18,962	616
STAAR Surgical Co.*	23,957	1,259
Surmodics, Inc.*	6,853	215
Tactile Systems Technology, Inc.*	11,765	293
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6%continued
Health Care Equipment & Supplies – 3.5%continued
Tela Bio, Inc.*	7,055	$71
TransMedics Group, Inc.*	15,696	1,318
Treace Medical Concepts, Inc.*	22,542	577
UFP Technologies, Inc.*	3,528	684
Utah Medical Products, Inc.	1,718	160
Varex Imaging Corp.*	19,014	448
Vicarious Surgical, Inc.*	34,581	63
ViewRay, Inc.*	72,832	26
Zimvie, Inc.*	12,021	135
Zynex, Inc.*	9,210	88
		40,954
Health Care Providers & Services – 2.8%
23andMe Holding Co., Class A*	126,926	222
Accolade, Inc.*	31,846	429
AdaptHealth Corp.*	35,895	437
Addus HomeCare Corp.*	7,623	707
Agiliti, Inc.*	14,825	245
AirSculpt Technologies, Inc.	5,984	52
Alignment Healthcare, Inc.*	43,162	248
AMN Healthcare Services, Inc.*	20,032	2,186
Apollo Medical Holdings, Inc.*	21,318	674
Aveanna Healthcare Holdings, Inc.*	21,313	36
Brookdale Senior Living, Inc.*	81,774	345
Cano Health, Inc.*	111,664	155
CareMax, Inc.*	39,142	122
Castle Biosciences, Inc.*	12,179	167
Community Health Systems, Inc.*	62,120	273
CorVel Corp.*	4,246	822
Cross Country Healthcare, Inc.*	16,620	467
DocGo, Inc.*	37,357	350
Enhabit, Inc.*	25,424	292
Ensign Group (The), Inc.	26,754	2,554
Fulgent Genetics, Inc.*	9,983	370
Guardant Health, Inc.*	54,439	1,949
HealthEquity, Inc.*	41,215	2,602
Hims & Hers Health, Inc.*	60,034	564
InfuSystem Holdings, Inc.*	8,126	78
Innovage Holding Corp.*	9,344	70
Invitae Corp.*	135,931	154
Joint (The) Corp.*	6,992	94
LifeStance Health Group, Inc.*	51,278	468
ModivCare, Inc.*	6,232	282
National HealthCare Corp.	6,192	383
National Research Corp.	6,924	301

EQUITY FUNDS    154    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6%continued
Health Care Providers & Services – 2.8%continued
NeoGenomics, Inc.*	63,104	$1,014
OPKO Health, Inc.*	200,413	435
Option Care Health, Inc.*	83,917	2,726
Owens & Minor, Inc.*	36,359	692
P3 Health Partners, Inc.*	17,638	53
Patterson Cos., Inc.	43,540	1,448
Pediatrix Medical Group, Inc.*	41,966	596
Pennant Group (The), Inc.*	14,121	173
PetIQ, Inc.*	13,491	205
Privia Health Group, Inc.*	32,937	860
Progyny, Inc.*	38,831	1,528
Quipt Home Medical Corp.*	18,341	98
RadNet, Inc.*	24,019	783
Select Medical Holdings Corp.	50,839	1,620
Surgery Partners, Inc.*	33,392	1,502
U.S. Physical Therapy, Inc.	6,337	769
Viemed Healthcare, Inc.*	17,665	173
		32,773
Health Care Real Estate Investment Trusts – 0.6%
CareTrust REIT, Inc.	48,860	970
Community Healthcare Trust, Inc.	12,794	422
Diversified Healthcare Trust	117,338	264
Global Medical REIT, Inc.	30,501	279
LTC Properties, Inc.	20,414	674
National Health Investors, Inc.	20,607	1,080
Physicians Realty Trust	116,490	1,630
Sabra Health Care REIT, Inc.	113,909	1,341
Universal Health Realty Income Trust	6,304	300
		6,960
Health Care Technology – 0.6%
American Well Corp., Class A*	120,456	253
Computer Programs and Systems, Inc.*	6,990	173
Definitive Healthcare Corp.*	21,423	236
Evolent Health, Inc., Class A*	53,863	1,632
Health Catalyst, Inc.*	27,245	341
HealthStream, Inc.	12,072	296
Multiplan Corp.*	187,169	395
NextGen Healthcare, Inc.*	26,108	423
OptimizeRx Corp.*	8,251	118
Phreesia, Inc.*	25,113	779
Schrodinger, Inc.*	26,927	1,344
Sharecare, Inc.*	149,416	261
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6%continued
Health Care Technology – 0.6%continued
Simulations Plus, Inc.	7,683	$333
Veradigm, Inc.*	53,124	669
		7,253
Hotel & Resort Real Estate Investment Trusts – 0.8%
Apple Hospitality REIT, Inc.	106,190	1,605
Braemar Hotels & Resorts, Inc.	30,584	123
Chatham Lodging Trust	23,545	220
DiamondRock Hospitality Co.	103,463	829
Hersha Hospitality Trust, Class A	15,473	94
Pebblebrook Hotel Trust	60,388	842
RLJ Lodging Trust	77,407	795
Ryman Hospitality Properties, Inc.	28,431	2,642
Service Properties Trust	80,998	704
Summit Hotel Properties, Inc.	51,560	336
Sunstone Hotel Investors, Inc.	101,632	1,028
Xenia Hotels & Resorts, Inc.	54,209	667
		9,885
Hotels, Restaurants & Leisure – 2.4%
Accel Entertainment, Inc.*	25,887	273
Bally's Corp.*	15,053	234
Biglari Holdings, Inc., Class B*	374	74
BJ's Restaurants, Inc.*	11,161	355
Bloomin' Brands, Inc.	43,105	1,159
Bluegreen Vacations Holding Corp.	5,541	198
Bowlero Corp.*	14,792	172
Brinker International, Inc.*	21,546	789
Carrols Restaurant Group, Inc.*	19,729	99
Century Casinos, Inc.*	13,637	97
Cheesecake Factory (The), Inc.	23,907	827
Chuy's Holdings, Inc.*	8,814	360
Cracker Barrel Old Country Store, Inc.	10,923	1,018
Dave & Buster's Entertainment, Inc.*	21,276	948
Denny's Corp.*	27,404	338
Dine Brands Global, Inc.	7,554	438
El Pollo Loco Holdings, Inc.	13,225	116
Everi Holdings, Inc.*	40,953	592
Fiesta Restaurant Group, Inc.*	7,758	62
First Watch Restaurant Group, Inc.*	7,590	128
Full House Resorts, Inc.*	16,497	110
Global Business Travel Group I*	14,783	107
Golden Entertainment, Inc.*	9,907	414
Hilton Grand Vacations, Inc.*	39,843	1,810
Inspired Entertainment, Inc.*	10,684	157

NORTHERN FUNDS QUARTERLY REPORT     155    EQUITY FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6%continued
Hotels, Restaurants & Leisure – 2.4%continued
International Game Technology PLC	53,141	$1,695
Jack in the Box, Inc.	10,225	997
Krispy Kreme, Inc.	43,635	643
Kura Sushi U.S.A., Inc., Class A*	2,961	275
Life Time Group Holdings, Inc.*	21,531	423
Light & Wonder, Inc.*	45,043	3,097
Lindblad Expeditions Holdings, Inc.*	16,810	183
Monarch Casino & Resort, Inc.	6,557	462
Mondee Holdings, Inc.*	21,378	190
Nathan's Famous, Inc.	1,284	101
Noodles & Co.*	20,144	68
ONE Group Hospitality (The), Inc.*	11,314	83
Papa John's International, Inc.	17,058	1,259
PlayAGS, Inc.*	16,689	94
Portillo's, Inc., Class A*	20,490	462
Potbelly Corp.*	11,831	104
RCI Hospitality Holdings, Inc.	4,236	322
Red Robin Gourmet Burgers, Inc.*	8,441	117
Red Rock Resorts, Inc., Class A	23,238	1,087
Rush Street Interactive, Inc.*	30,162	94
Sabre Corp.*	160,786	513
SeaWorld Entertainment, Inc.*	19,610	1,098
Shake Shack, Inc., Class A*	18,500	1,438
Six Flags Entertainment Corp.*	35,826	931
Super Group SGHC Ltd.*	65,012	189
Sweetgreen, Inc., Class A*	48,269	619
Target Hospitality Corp.*	15,958	214
Xponential Fitness, Inc., Class A*	12,458	215
		27,848
Household Durables – 2.1%
Beazer Homes U.S.A., Inc.*	14,613	413
Cavco Industries, Inc.*	4,297	1,268
Century Communities, Inc.	13,926	1,067
Cricut, Inc., Class A	24,023	293
Dream Finders Homes, Inc., Class A*	12,243	301
Ethan Allen Interiors, Inc.	11,135	315
GoPro, Inc., Class A*	64,140	266
Green Brick Partners, Inc.*	13,109	745
Helen of Troy Ltd.*	11,927	1,288
Hooker Furnishings Corp.	4,954	93
Hovnanian Enterprises, Inc., Class A*	2,348	233
Installed Building Products, Inc.	11,629	1,630
iRobot Corp.*	13,528	612
KB Home	36,614	1,893
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6%continued
Household Durables – 2.1%continued
Landsea Homes Corp.*	6,347	$59
La-Z-Boy, Inc.	21,194	607
Legacy Housing Corp.*	5,080	118
LGI Homes, Inc.*	10,301	1,390
Lovesac (The) Co.*	6,901	186
M/I Homes, Inc.*	13,330	1,162
MDC Holdings, Inc.	28,787	1,346
Meritage Homes Corp.	17,931	2,551
Purple Innovation, Inc.	30,679	85
Skyline Champion Corp.*	26,330	1,723
Snap One Holdings Corp.*	8,951	104
Sonos, Inc.*	61,963	1,012
Taylor Morrison Home Corp.*	51,653	2,519
Traeger, Inc.*	16,184	69
Tri Pointe Homes, Inc.*	48,533	1,595
United Homes Group, Inc.*	2,247	25
Vizio Holding Corp., Class A*	38,448	260
VOXX International Corp.*	6,119	76
		25,304
Household Products – 0.3%
Central Garden & Pet Co.*	4,913	190
Central Garden & Pet Co., Class A*	19,139	698
Energizer Holdings, Inc.	35,185	1,182
Oil-Dri Corp. of America	2,271	134
WD-40 Co.	6,636	1,252
		3,456
Independent Power & Renewable Electricity Producers – 0.3%
Altus Power, Inc.*	32,932	178
Montauk Renewables, Inc.*	32,344	240
Ormat Technologies, Inc.	26,209	2,109
Sunnova Energy International, Inc.*	49,800	912
		3,439
Industrial Conglomerates – 0.0%
Brookfield Business Corp., Class A	13,000	245
Industrial Real Estate Investment Trusts – 0.4%
Innovative Industrial Properties, Inc.	13,701	1,000
LXP Industrial Trust	143,333	1,398
Plymouth Industrial REIT, Inc.	20,757	478
Terreno Realty Corp.	40,088	2,409
		5,285
Insurance – 1.7%
Ambac Financial Group, Inc.*	21,793	310

EQUITY FUNDS    156    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6%continued
Insurance – 1.7%continued
American Equity Investment Life Holding Co.	38,440	$2,003
AMERISAFE, Inc.	9,418	502
Argo Group International Holdings Ltd.	15,649	463
BRP Group, Inc., Class A*	29,364	728
CNO Financial Group, Inc.	56,016	1,326
Crawford & Co., Class A	7,563	84
Donegal Group, Inc., Class A	7,781	112
eHealth, Inc.*	12,260	99
Employers Holdings, Inc.	12,961	485
Enstar Group Ltd.*	5,837	1,426
F&G Annuities & Life, Inc.	8,828	219
Genworth Financial, Inc., Class A*	237,312	1,187
GoHealth, Inc., Class A*	1,522	30
Goosehead Insurance, Inc., Class A*	10,462	658
Greenlight Capital Re Ltd., Class A*	12,981	137
HCI Group, Inc.	3,136	194
Hippo Holdings, Inc.*	4,614	76
Horace Mann Educators Corp.	20,268	601
Investors Title Co.	540	79
James River Group Holdings Ltd.	18,101	331
Kingsway Financial Services, Inc.*	6,158	50
Lemonade, Inc.*	24,478	413
Maiden Holdings Ltd.*	40,902	86
MBIA, Inc.*	24,008	207
Mercury General Corp.	13,181	399
National Western Life Group, Inc., Class A	1,115	463
NI Holdings, Inc.*	4,220	63
Oscar Health, Inc., Class A*	76,954	620
Palomar Holdings, Inc.*	11,971	695
ProAssurance Corp.	26,566	401
Safety Insurance Group, Inc.	7,014	503
Selective Insurance Group, Inc.	29,701	2,850
Selectquote, Inc.*	66,847	130
SiriusPoint Ltd.*	45,372	410
Skyward Specialty Insurance Group, Inc.*	4,819	122
Stewart Information Services Corp.	13,224	544
Tiptree, Inc.	11,326	170
Trupanion, Inc.*	19,228	378
United Fire Group, Inc.	10,504	238
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6%continued
Insurance – 1.7%continued
United Insurance Holdings Corp.*	7,874	$35
Universal Insurance Holdings, Inc.	11,954	184
		20,011
Interactive Media & Services – 0.7%
Bumble, Inc., Class A*	49,391	829
Cargurus, Inc.*	47,731	1,080
Cars.com, Inc.*	32,618	647
DHI Group, Inc.*	20,857	80
Eventbrite, Inc., Class A*	38,793	371
EverQuote, Inc., Class A*	9,814	64
fuboTV, Inc.*	100,153	208
Grindr, Inc.*	21,488	119
Liberty TripAdvisor Holdings, Inc., Class B*	443	21
MediaAlpha, Inc., Class A*	12,154	125
Nextdoor Holdings, Inc.*	74,365	242
Outbrain, Inc.*	20,980	103
QuinStreet, Inc.*	24,938	220
Shutterstock, Inc.	12,300	599
System1, Inc.*	10,324	47
TrueCar, Inc.*	43,087	97
Vimeo, Inc.*	74,624	307
Yelp, Inc.*	32,887	1,197
Ziff Davis, Inc.*	23,028	1,613
ZipRecruiter, Inc., Class A*	34,803	618
		8,587
IT Services – 0.5%
BigBear.ai Holdings, Inc.*	10,040	24
BigCommerce Holdings, Inc., Class 1*	32,267	321
Brightcove, Inc.*	20,470	82
CXApp, Inc.*	1,103	12
DigitalOcean Holdings, Inc.*	31,371	1,259
Fastly, Inc., Class A*	57,823	912
Grid Dynamics Holdings, Inc.*	26,626	246
Hackett Group (The), Inc.	12,670	283
Information Services Group, Inc.	17,613	94
Perficient, Inc.*	16,859	1,405
Rackspace Technology, Inc.*	36,077	98
Squarespace, Inc., Class A*	21,707	685
Thoughtworks Holding, Inc.*	44,450	336
Tucows, Inc., Class A*	4,886	135
Unisys Corp.*	32,659	130
		6,022

NORTHERN FUNDS QUARTERLY REPORT     157    EQUITY FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6%continued
Leisure Products – 0.5%
Acushnet Holdings Corp.	15,516	$848
AMMO, Inc.*	43,498	93
Clarus Corp.	14,258	130
Escalade, Inc.	4,288	57
Funko, Inc., Class A*	16,964	184
JAKKS Pacific, Inc.*	3,183	64
Johnson Outdoors, Inc., Class A	2,669	164
Latham Group, Inc.*	20,950	78
Malibu Boats, Inc., Class A*	10,031	588
Marine Products Corp.	4,196	71
MasterCraft Boat Holdings, Inc.*	8,795	270
Smith & Wesson Brands, Inc.	22,722	296
Solo Brands, Inc., Class A*	11,032	62
Sturm Ruger & Co., Inc.	8,496	450
Topgolf Callaway Brands Corp.*	70,350	1,397
Vista Outdoor, Inc.*	27,551	762
		5,514
Life Sciences Tools & Services – 0.4%
Adaptive Biotechnologies Corp.*	54,903	369
Akoya Biosciences, Inc.*	10,020	74
BioLife Solutions, Inc.*	17,359	384
Codexis, Inc.*	30,235	85
CryoPort, Inc.*	21,272	367
Cytek Biosciences, Inc.*	58,589	500
Harvard Bioscience, Inc.*	17,847	98
MaxCyte, Inc.*	43,431	199
Mesa Laboratories, Inc.	2,513	323
NanoString Technologies, Inc.*	23,028	93
Nautilus Biotechnology, Inc.*	23,302	90
OmniAb, Inc.*	44,141	222
Pacific Biosciences of California, Inc.*	123,355	1,641
Quanterix Corp.*	17,663	398
Quantum-Si, Inc.*	44,795	80
Seer, Inc.*	28,648	122
SomaLogic, Inc.*	74,769	173
		5,218
Machinery – 3.8%
374Water, Inc.*	26,496	63
3D Systems Corp.*	62,454	620
Alamo Group, Inc.	4,963	913
Albany International Corp., Class A	15,389	1,436
Astec Industries, Inc.	11,249	511
Barnes Group, Inc.	24,156	1,019
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6%continued
Machinery – 3.8%continued
Berkshire Grey, Inc.*	37,014	$52
Blue Bird Corp.*	8,794	198
Chart Industries, Inc.*	20,705	3,308
CIRCOR International, Inc.*	8,936	504
Columbus McKinnon Corp.	13,806	561
Commercial Vehicle Group, Inc.*	16,621	185
Desktop Metal, Inc., Class A*	141,795	251
Douglas Dynamics, Inc.	11,068	331
Energy Recovery, Inc.*	27,133	758
Enerpac Tool Group Corp.	28,196	761
EnPro Industries, Inc.	10,269	1,371
ESCO Technologies, Inc.	12,512	1,297
Federal Signal Corp.	29,483	1,888
Franklin Electric Co., Inc.	22,757	2,342
Gencor Industries, Inc.*	5,726	89
Gorman-Rupp (The) Co.	11,191	323
Greenbrier (The) Cos., Inc.	15,684	676
Helios Technologies, Inc.	16,052	1,061
Hillenbrand, Inc.	33,814	1,734
Hillman Solutions Corp.*	83,967	757
Hyliion Holdings Corp.*	77,079	129
Hyster-Yale Materials Handling, Inc.	5,329	298
John Bean Technologies Corp.	15,613	1,894
Kadant, Inc.	5,726	1,272
Kennametal, Inc.	39,383	1,118
Lindsay Corp.	5,455	651
Luxfer Holdings PLC	13,552	193
Manitowoc (The) Co., Inc.*	17,329	326
Mayville Engineering Co., Inc.*	4,889	61
Microvast Holdings, Inc.*	56,654	91
Miller Industries, Inc.	5,531	196
Mueller Industries, Inc.	27,620	2,411
Mueller Water Products, Inc., Class A	75,809	1,230
Nikola Corp.*	285,638	394
Omega Flex, Inc.	1,632	169
Park-Ohio Holdings Corp.	3,674	70
Proterra, Inc.*	110,433	133
Proto Labs, Inc.*	12,737	445
REV Group, Inc.	14,936	198
Shyft Group (The), Inc.	17,009	375
SPX Technologies, Inc.*	21,811	1,853
Standex International Corp.	5,847	827
Tennant Co.	9,135	741
Terex Corp.	32,910	1,969

EQUITY FUNDS    158    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6%continued
Machinery – 3.8%continued
Titan International, Inc.*	25,609	$294
Trinity Industries, Inc.	39,897	1,026
Velo3D, Inc.*	47,779	103
Wabash National Corp.	23,442	601
Watts Water Technologies, Inc., Class A	13,408	2,463
		44,540
Marine Transportation – 0.3%
Costamare, Inc.	24,323	235
Eagle Bulk Shipping, Inc.	6,600	317
Eneti, Inc.	12,807	155
Genco Shipping & Trading Ltd.	20,124	282
Golden Ocean Group Ltd.	60,513	457
Himalaya Shipping Ltd.*	12,046	67
Matson, Inc.	17,416	1,354
Pangaea Logistics Solutions Ltd.	19,086	129
Safe Bulkers, Inc.	35,796	117
		3,113
Media – 0.7%
Advantage Solutions, Inc.*	40,122	94
AMC Networks, Inc., Class A*	15,012	179
Boston Omaha Corp., Class A*	10,962	206
Cardlytics, Inc.*	15,737	99
Clear Channel Outdoor Holdings, Inc.*	182,867	251
Daily Journal Corp.*	662	192
Emerald Holding, Inc.*	5,789	24
Entravision Communications Corp., Class A	29,719	131
EW Scripps (The) Co., Class A*	29,012	265
Gambling.com Group Ltd.*	4,504	46
Gannett Co., Inc.*	71,120	160
Gray Television, Inc.	40,761	321
iHeartMedia, Inc., Class A*	48,161	175
Integral Ad Science Holding Corp.*	18,790	338
John Wiley & Sons, Inc., Class A	21,185	721
Magnite, Inc.*	65,245	891
PubMatic, Inc., Class A*	21,249	388
Quotient Technology, Inc.*	44,773	172
Scholastic Corp.	13,863	539
Sinclair, Inc.	17,936	248
Stagwell, Inc.*	54,296	392
TechTarget, Inc.*	12,586	392
TEGNA, Inc.	109,987	1,786
Thryv Holdings, Inc.*	14,921	367
Townsquare Media, Inc., Class A	5,053	60
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6%continued
Media – 0.7%continued
Urban One, Inc.*	3,977	$24
Urban One, Inc. (NASDAQ Exchange)*	5,627	34
WideOpenWest, Inc.*	24,212	204
		8,699
Metals & Mining – 1.8%
5E Advanced Materials, Inc.*	19,203	63
Alpha Metallurgical Resources, Inc.	6,326	1,040
Arconic Corp.*	48,365	1,431
ATI, Inc.*	63,235	2,797
Caledonia Mining Corp. PLC	8,674	101
Carpenter Technology Corp.	23,582	1,324
Century Aluminum Co.*	25,756	225
Coeur Mining, Inc.*	159,923	454
Commercial Metals Co.	57,707	3,039
Compass Minerals International, Inc.	16,904	575
Constellium S.E.*	62,357	1,072
Contango ORE, Inc.*	2,107	54
Dakota Gold Corp.*	26,096	76
Haynes International, Inc.	6,111	311
Hecla Mining Co.	293,812	1,513
i-80 Gold Corp.*	91,198	205
Ivanhoe Electric, Inc.*	26,880	350
Kaiser Aluminum Corp.	7,805	559
Materion Corp.	10,075	1,151
Novagold Resources, Inc.*	117,917	470
Olympic Steel, Inc.	4,789	235
Perpetua Resources Corp.*	16,417	60
Piedmont Lithium, Inc.*	8,830	510
PolyMet Mining Corp.*	6,845	5
Ramaco Resources, Inc., Class A	11,068	93
Ramaco Resources, Inc., Class B*	2,213	23
Ryerson Holding Corp.	10,870	472
Schnitzer Steel Industries, Inc., Class A	12,698	381
SunCoke Energy, Inc.	41,017	323
TimkenSteel Corp.*	20,963	452
Tredegar Corp.	13,691	91
Warrior Met Coal, Inc.	25,401	989
Worthington Industries, Inc.	15,256	1,060
		21,504
Mortgage Real Estate Investment Trusts – 1.2%
AFC Gamma, Inc.	8,181	102
Angel Oak Mortgage REIT, Inc.	5,796	48

NORTHERN FUNDS QUARTERLY REPORT     159    EQUITY FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6%continued
Mortgage Real Estate Investment Trusts – 1.2%continued
Apollo Commercial Real Estate Finance, Inc.	69,385	$785
Arbor Realty Trust, Inc.	87,683	1,299
Ares Commercial Real Estate Corp.	25,709	261
ARMOUR Residential REIT, Inc.	94,912	506
Blackstone Mortgage Trust, Inc., Class A	85,036	1,770
BrightSpire Capital, Inc.	62,139	418
Chicago Atlantic Real Estate Finance, Inc.	8,557	130
Chimera Investment Corp.	114,654	662
Claros Mortgage Trust, Inc.	43,915	498
Dynex Capital, Inc.	27,008	340
Ellington Financial, Inc.	31,533	435
Franklin BSP Realty Trust, Inc.	40,892	579
Granite Point Mortgage Trust, Inc.	25,613	136
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	50,574	1,264
Invesco Mortgage Capital, Inc.	21,349	245
KKR Real Estate Finance Trust, Inc.	28,359	345
Ladder Capital Corp.	55,992	608
MFA Financial, Inc.	50,590	569
New York Mortgage Trust, Inc.	43,922	436
Nexpoint Real Estate Finance, Inc.	4,000	62
Orchid Island Capital, Inc.	19,476	202
PennyMac Mortgage Investment Trust	43,844	591
Ready Capital Corp.	78,040	880
Redwood Trust, Inc.	56,276	358
TPG RE Finance Trust, Inc.	34,197	253
Two Harbors Investment Corp.	47,996	666
		14,448
Multi-Utilities – 0.5%
Avista Corp.	37,315	1,465
Black Hills Corp.	32,914	1,984
NorthWestern Corp.	29,744	1,688
PNM Resources, Inc. - (Fractional Shares)(1)	50,000	—
Unitil Corp.	7,829	397
		5,534
Office Real Estate Investment Trusts – 0.7%
Brandywine Realty Trust	84,298	392
City Office REIT, Inc.	19,210	107
Corporate Office Properties Trust	55,598	1,320
Douglas Emmett, Inc.	84,283	1,059
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6%continued
Office Real Estate Investment Trusts – 0.7%continued
Easterly Government Properties, Inc.	45,984	$667
Equity Commonwealth	51,711	1,048
Hudson Pacific Properties, Inc.	69,624	294
JBG SMITH Properties	55,535	835
Office Properties Income Trust	23,718	182
Orion Office REIT, Inc.	28,255	187
Paramount Group, Inc.	89,130	395
Peakstone Realty Trust	13,454	376
Piedmont Office Realty Trust, Inc., Class A	61,082	444
Postal Realty Trust, Inc., Class A	9,034	133
SL Green Realty Corp.	32,078	964
		8,403
Oil, Gas & Consumable Fuels – 4.5%
Amplify Energy Corp.*	18,004	122
Arch Resources, Inc.	9,071	1,023
Ardmore Shipping Corp.	20,100	248
Berry Corp.	37,478	258
California Resources Corp.	35,137	1,591
Callon Petroleum Co.*	29,884	1,048
Centrus Energy Corp., Class A*	6,264	204
Chord Energy Corp.	20,612	3,170
Civitas Resources, Inc.	34,183	2,371
Clean Energy Fuels Corp.*	84,202	418
CNX Resources Corp.*	79,830	1,415
Comstock Resources, Inc.	45,177	524
CONSOL Energy, Inc.	16,713	1,133
Crescent Energy Co., Class A	19,245	201
CVR Energy, Inc.	14,563	436
Delek U.S. Holdings, Inc.	33,059	792
Denbury, Inc.*	24,742	2,134
DHT Holdings, Inc.	67,531	576
Dorian LPG Ltd.	16,093	413
Earthstone Energy, Inc., Class A*	28,688	410
Empire Petroleum Corp.*	5,123	47
Encore Energy Corp.*	66,455	160
Energy Fuels, Inc.*	76,857	480
Enviva, Inc.	16,085	174
Equitrans Midstream Corp.	215,724	2,062
Evolution Petroleum Corp.	14,467	117
Excelerate Energy, Inc., Class A	8,486	172
FLEX LNG Ltd.	14,917	455
Gevo, Inc.*	120,908	184
Golar LNG Ltd.	49,810	1,005

EQUITY FUNDS    160    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6%continued
Oil, Gas & Consumable Fuels – 4.5%continued
Granite Ridge Resources, Inc.	13,985	$93
Green Plains, Inc.*	28,341	914
Gulfport Energy Corp.*	5,018	527
Hallador Energy Co.*	12,137	104
HighPeak Energy, Inc.	5,851	64
International Seaways, Inc.	19,763	756
Kinetik Holdings, Inc.	8,296	291
Kosmos Energy Ltd.*	225,306	1,350
Magnolia Oil & Gas Corp., Class A	89,774	1,876
Matador Resources Co.	55,576	2,908
Murphy Oil Corp.	73,317	2,808
NACCO Industries, Inc., Class A	2,042	71
NextDecade Corp.*	16,076	132
Nordic American Tankers Ltd.	101,969	374
Northern Oil and Gas, Inc.	36,706	1,260
Overseas Shipholding Group, Inc., Class A*	26,320	110
Par Pacific Holdings, Inc.*	27,523	732
PBF Energy, Inc., Class A	57,031	2,335
Peabody Energy Corp.	61,675	1,336
Permian Resources Corp.	124,211	1,361
PrimeEnergy Resources Corp.*	448	41
REX American Resources Corp.*	7,770	270
Riley Exploration Permian, Inc.	4,570	163
Ring Energy, Inc.*	55,145	94
SandRidge Energy, Inc.	15,917	243
Scorpio Tankers, Inc.	26,097	1,233
SFL Corp. Ltd.	56,605	528
SilverBow Resources, Inc.*	8,384	244
Sitio Royalties Corp., Class A	39,384	1,035
SM Energy Co.	59,228	1,873
Talos Energy, Inc.*	55,588	771
Teekay Corp.*	31,851	192
Teekay Tankers Ltd., Class A	11,977	458
Tellurian, Inc.*	267,975	378
Uranium Energy Corp.*	183,380	623
VAALCO Energy, Inc.	52,672	198
Verde Clean Fuels, Inc.*	2,913	19
Vertex Energy, Inc.*	31,679	198
Vital Energy, Inc.*	8,166	369
Vitesse Energy, Inc.	11,965	268
W&T Offshore, Inc.*	47,188	183
World Kinect Corp.	30,241	625
		52,751
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6%continued
Paper & Forest Products – 0.1%
Clearwater Paper Corp.*	8,225	$258
Glatfelter Corp.*	21,647	65
Sylvamo Corp.	17,716	717
		1,040
Passenger Airlines – 0.6%
Allegiant Travel Co.*	7,763	980
Blade Air Mobility, Inc.*	27,869	110
Frontier Group Holdings, Inc.*	18,742	181
Hawaiian Holdings, Inc.*	25,097	270
JetBlue Airways Corp.*	161,637	1,432
Joby Aviation, Inc.*	138,180	1,418
SkyWest, Inc.*	23,545	959
Spirit Airlines, Inc.	53,784	923
Sun Country Airlines Holdings, Inc.*	18,949	426
		6,699
Personal Care Products – 0.9%
Beauty Health (The) Co.*	39,275	329
BellRing Brands, Inc.*	66,027	2,417
Edgewell Personal Care Co.	25,005	1,033
elf Beauty, Inc.*	24,774	2,830
Herbalife Ltd.*	48,301	639
Inter Parfums, Inc.	8,983	1,215
Medifast, Inc.	5,360	494
Nature's Sunshine Products, Inc.*	6,611	90
Nu Skin Enterprises, Inc., Class A	24,707	820
Thorne HealthTech, Inc.*	6,731	32
USANA Health Sciences, Inc.*	5,531	349
Waldencast PLC, Class A*	8,989	69
		10,317
Pharmaceuticals – 2.0%
Aclaris Therapeutics, Inc.*	33,476	347
Amneal Pharmaceuticals, Inc.*	57,140	177
Amphastar Pharmaceuticals, Inc.*	18,614	1,070
Amylyx Pharmaceuticals, Inc.*	24,864	536
ANI Pharmaceuticals, Inc.*	6,263	337
Arvinas, Inc.*	23,979	595
Assertio Holdings, Inc.*	25,811	140
Atea Pharmaceuticals, Inc.*	37,669	141
Axsome Therapeutics, Inc.*	16,075	1,155
Biote Corp., Class A*	8,228	56
Bright Green Corp.*	39,054	39
Cara Therapeutics, Inc.*	22,041	62
Cassava Sciences, Inc.*	19,878	487

NORTHERN FUNDS QUARTERLY REPORT     161    EQUITY FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6%continued
Pharmaceuticals – 2.0%continued
Citius Pharmaceuticals, Inc.*	53,856	$65
Collegium Pharmaceutical, Inc.*	17,201	370
Corcept Therapeutics, Inc.*	39,088	870
CorMedix, Inc.*	20,441	81
Cymabay Therapeutics, Inc.*	49,183	539
DICE Therapeutics, Inc.*	18,865	876
Edgewise Therapeutics, Inc.*	22,028	171
Enliven Therapeutics, Inc.*	11,848	242
Evolus, Inc.*	19,520	142
Eyenovia, Inc.*	10,373	25
EyePoint Pharmaceuticals, Inc.*	12,815	112
Harmony Biosciences Holdings, Inc.*	16,438	578
Harrow Health, Inc.*	12,348	235
Ikena Oncology, Inc.*	9,220	60
Innoviva, Inc.*	29,850	380
Intra-Cellular Therapies, Inc.*	45,929	2,908
Ligand Pharmaceuticals, Inc.*	8,088	583
Liquidia Corp.*	23,909	188
Longboard Pharmaceuticals, Inc.*	6,718	49
Marinus Pharmaceuticals, Inc.*	23,689	257
NGM Biopharmaceuticals, Inc.*	20,033	52
Nuvation Bio, Inc.*	76,195	137
Ocular Therapeutix, Inc.*	38,215	197
Omeros Corp.*	28,620	156
Optinose, Inc.*	29,019	36
Pacira BioSciences, Inc.*	22,530	903
Phathom Pharmaceuticals, Inc.*	12,115	173
Phibro Animal Health Corp., Class A	10,255	141
Pliant Therapeutics, Inc.*	28,140	510
Prestige Consumer Healthcare, Inc.*	24,580	1,461
Rain Oncology, Inc.*	11,364	14
Reata Pharmaceuticals, Inc., Class A*	14,135	1,441
Revance Therapeutics, Inc.*	41,286	1,045
Scilex Holding Co.*	32,903	183
scPharmaceuticals, Inc.*	14,940	152
SIGA Technologies, Inc.	23,512	119
Supernus Pharmaceuticals, Inc.*	23,915	719
Taro Pharmaceutical Industries Ltd.*	3,819	145
Tarsus Pharmaceuticals, Inc.*	12,018	217
Terns Pharmaceuticals, Inc.*	20,365	178
Theravance Biopharma, Inc.*	31,011	321
Theseus Pharmaceuticals, Inc.*	10,051	94
Third Harmonic Bio, Inc.*	11,211	54
Trevi Therapeutics, Inc.*	17,441	42
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6%continued
Pharmaceuticals – 2.0%continued
Ventyx Biosciences, Inc.*	22,754	$746
Verrica Pharmaceuticals, Inc.*	8,899	51
WaVe Life Sciences Ltd.*	27,113	99
Xeris Biopharma Holdings, Inc.*	66,465	174
Zevra Therapeutics, Inc.*	15,732	80
		23,513
Professional Services – 2.4%
Alight, Inc., Class A*	194,895	1,801
ASGN, Inc.*	23,828	1,802
Asure Software, Inc.*	9,982	121
Barrett Business Services, Inc.	3,253	284
BlackSky Technology, Inc.*	62,675	139
CBIZ, Inc.*	23,614	1,258
Conduent, Inc.*	84,261	286
CRA International, Inc.	3,261	333
CSG Systems International, Inc.	15,336	809
ExlService Holdings, Inc.*	15,851	2,394
Exponent, Inc.	24,829	2,317
First Advantage Corp.*	27,463	423
FiscalNote Holdings, Inc.*	28,212	103
Forrester Research, Inc.*	5,651	164
Franklin Covey Co.*	6,104	267
Heidrick & Struggles International, Inc.	9,607	254
HireQuest, Inc.	2,924	76
HireRight Holdings Corp.*	8,107	92
Huron Consulting Group, Inc.*	9,266	787
IBEX Holdings Ltd.*	5,223	111
ICF International, Inc.	9,227	1,148
Innodata, Inc.*	11,726	133
Insperity, Inc.	17,859	2,124
Kelly Services, Inc., Class A	16,597	292
Kforce, Inc.	9,506	596
Korn Ferry	25,554	1,266
Legalzoom.com, Inc.*	51,894	627
Maximus, Inc.	29,900	2,527
Mistras Group, Inc.*	9,180	71
NV5 Global, Inc.*	6,668	739
Planet Labs PBC*	91,216	294
Resources Connection, Inc.	16,068	252
Skillsoft Corp.*	39,618	49
Sterling Check Corp.*	11,964	147
TriNet Group, Inc.*	18,483	1,755
TrueBlue, Inc.*	14,487	256
TTEC Holdings, Inc.	9,362	317

EQUITY FUNDS    162    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6%continued
Professional Services – 2.4%continued
Upwork, Inc.*	61,742	$577
Verra Mobility Corp.*	68,227	1,345
Willdan Group, Inc.*	5,847	112
		28,448
Real Estate Management & Development – 0.7%
American Realty Investors, Inc.*	789	17
Anywhere Real Estate, Inc.*	53,305	356
Compass, Inc., Class A*	149,423	523
Cushman & Wakefield PLC*	82,654	676
DigitalBridge Group, Inc.	80,172	1,179
Douglas Elliman, Inc.	39,159	87
eXp World Holdings, Inc.	33,855	687
Forestar Group, Inc.*	9,144	206
FRP Holdings, Inc.*	3,342	192
Kennedy-Wilson Holdings, Inc.	59,170	966
Marcus & Millichap, Inc.	11,617	366
Maui Land & Pineapple Co., Inc.*	3,124	45
Newmark Group, Inc., Class A	67,161	418
Offerpad Solutions, Inc.(3) *	1	—
Opendoor Technologies, Inc.*	271,036	1,090
RE/MAX Holdings, Inc., Class A	8,885	171
Redfin Corp.*	52,830	656
RMR Group (The), Inc., Class A	7,636	177
St. Joe (The) Co.	16,992	821
Stratus Properties, Inc.	2,908	76
Tejon Ranch Co.*	10,380	179
Transcontinental Realty Investors, Inc.*	1,005	37
		8,925
Residential Real Estate Investment Trusts – 0.5%
Apartment Investment and Management Co., Class A	73,829	629
BRT Apartments Corp.	6,014	119
Centerspace	7,419	455
Clipper Realty, Inc.	5,941	34
Elme Communities	43,117	709
Independence Realty Trust, Inc.	110,866	2,020
NexPoint Residential Trust, Inc.	11,153	507
UMH Properties, Inc.	27,088	433
Veris Residential, Inc.*	38,424	617
		5,523
Retail Real Estate Investment Trusts – 1.2%
Acadia Realty Trust	45,925	661
Alexander's, Inc.	1,070	197
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6%continued
Retail Real Estate Investment Trusts – 1.2%continued
CBL & Associates Properties, Inc.	13,102	$289
Getty Realty Corp.	22,287	754
InvenTrust Properties Corp.	33,418	773
Kite Realty Group Trust	106,850	2,387
Macerich (The) Co.	106,275	1,198
Necessity Retail REIT (The), Inc.	65,801	445
NETSTREIT Corp.	29,690	530
Phillips Edison & Co., Inc.	57,831	1,971
Retail Opportunity Investments Corp.	60,904	823
RPT Realty	41,607	435
Saul Centers, Inc.	5,800	213
SITE Centers Corp.	93,633	1,238
Tanger Factory Outlet Centers, Inc.	50,025	1,104
Urban Edge Properties	56,437	871
Urstadt Biddle Properties, Inc., Class A	13,898	295
Whitestone REIT	23,345	226
		14,410
Semiconductors & Semiconductor Equipment – 3.3%
ACM Research, Inc., Class A*	24,001	314
Aehr Test Systems*	12,509	516
Alpha & Omega Semiconductor Ltd.*	11,405	374
Ambarella, Inc.*	17,860	1,494
Amkor Technology, Inc.	50,635	1,506
Atomera, Inc.*	10,235	90
Axcelis Technologies, Inc.*	15,982	2,930
CEVA, Inc.*	11,424	292
Cohu, Inc.*	22,760	946
Credo Technology Group Holding Ltd.*	47,539	824
Diodes, Inc.*	22,136	2,047
FormFactor, Inc.*	38,040	1,302
Ichor Holdings Ltd.*	13,815	518
Impinj, Inc.*	11,216	1,006
indie Semiconductor, Inc., Class A*	66,860	628
inTEST Corp.*	4,953	130
Kulicke & Soffa Industries, Inc.	27,151	1,614
MACOM Technology Solutions Holdings, Inc.*	26,771	1,754
Maxeon Solar Technologies Ltd.*	12,096	341
MaxLinear, Inc.*	36,419	1,149
Navitas Semiconductor Corp.*	49,272	519
NVE Corp.	2,257	220
Onto Innovation, Inc.*	24,165	2,815
PDF Solutions, Inc.*	15,244	688
Photronics, Inc.*	30,147	778

NORTHERN FUNDS QUARTERLY REPORT     163    EQUITY FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6%continued
Semiconductors & Semiconductor Equipment – 3.3%continued
Power Integrations, Inc.	27,997	$2,650
Rambus, Inc.*	53,496	3,433
Semtech Corp.*	31,205	794
Silicon Laboratories, Inc.*	15,626	2,465
SiTime Corp.*	8,379	988
SkyWater Technology, Inc.*	7,744	73
SMART Global Holdings, Inc.*	23,459	681
Synaptics, Inc.*	19,315	1,649
Transphorm, Inc.*	11,400	39
Ultra Clean Holdings, Inc.*	21,659	833
Veeco Instruments, Inc.*	24,997	642
		39,042
Software – 5.4%
8x8, Inc.*	55,989	237
A10 Networks, Inc.	34,193	499
ACI Worldwide, Inc.*	53,715	1,245
Adeia, Inc.	52,720	580
Agilysys, Inc.*	9,825	674
Alarm.com Holdings, Inc.*	23,439	1,211
Alkami Technology, Inc.*	19,943	327
Altair Engineering, Inc., Class A*	26,311	1,995
American Software, Inc., Class A	15,696	165
Amplitude, Inc., Class A*	32,542	358
Appfolio, Inc., Class A*	9,397	1,618
Appian Corp., Class A*	20,031	953
Applied Digital Corp.*	34,068	319
Asana, Inc., Class A*	38,738	854
Aurora Innovation, Inc.*	152,836	449
AvePoint, Inc.*	74,030	426
Bit Digital, Inc.*	37,663	153
Blackbaud, Inc.*	21,305	1,516
Blackline, Inc.*	27,571	1,484
Box, Inc., Class A*	69,535	2,043
Braze, Inc., Class A*	16,777	735
C3.ai, Inc., Class A*	28,654	1,044
Cerence, Inc.*	19,884	581
Cipher Mining, Inc.*	19,005	54
Cleanspark, Inc.*	39,473	169
Clear Secure, Inc., Class A	40,652	942
CommVault Systems, Inc.*	21,970	1,595
Consensus Cloud Solutions, Inc.*	9,714	301
CoreCard Corp.*	3,245	82
Couchbase, Inc.*	16,179	256
CS Disco, Inc.*	11,039	91
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6%continued
Software – 5.4%continued
Digimarc Corp.*	6,864	$202
Digital Turbine, Inc.*	46,284	430
Domo, Inc., Class B*	15,343	225
E2open Parent Holdings, Inc.*	98,219	550
Ebix, Inc.	13,199	333
eGain Corp.*	10,594	79
Enfusion, Inc., Class A*	11,645	131
EngageSmart, Inc.*	23,445	448
Envestnet, Inc.*	24,492	1,454
Everbridge, Inc.*	19,719	530
EverCommerce, Inc.*	12,006	142
Expensify, Inc., Class A*	26,080	208
ForgeRock, Inc., Class A*	23,660	486
Freshworks, Inc., Class A*	79,197	1,392
Instructure Holdings, Inc.*	9,261	233
Intapp, Inc.*	7,545	316
InterDigital, Inc.	13,237	1,278
Jamf Holding Corp.*	33,930	662
Kaltura, Inc.*	36,669	78
LivePerson, Inc.*	29,228	132
LiveRamp Holdings, Inc.*	31,514	900
LiveVox Holdings, Inc.*	11,373	31
Marathon Digital Holdings, Inc.*	82,081	1,138
Matterport, Inc.*	120,627	380
MeridianLink, Inc.*	12,511	260
MicroStrategy, Inc., Class A*	5,410	1,853
Mitek Systems, Inc.*	21,164	229
Model N, Inc.*	18,411	651
N-able, Inc.*	34,713	500
NextNav, Inc.*	28,411	84
Olo, Inc., Class A*	49,695	321
ON24, Inc.	15,110	123
OneSpan, Inc.*	19,492	289
PagerDuty, Inc.*	41,575	935
PowerSchool Holdings, Inc., Class A*	27,130	519
Progress Software Corp.	21,450	1,246
PROS Holdings, Inc.*	22,259	686
Q2 Holdings, Inc.*	28,057	867
Qualys, Inc.*	18,233	2,355
Rapid7, Inc.*	29,483	1,335
Red Violet, Inc.*	5,617	116
Rimini Street, Inc.*	24,539	118
Riot Platforms, Inc.*	78,208	924
Sapiens International Corp. N.V.	14,809	394

EQUITY FUNDS    164    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6%continued
Software – 5.4%continued
SEMrush Holdings, Inc., Class A*	14,493	$139
SolarWinds Corp.*	25,584	262
SoundHound AI, Inc., Class A*	66,762	304
SoundThinking, Inc.*	4,479	98
Sprinklr, Inc., Class A*	42,223	584
Sprout Social, Inc., Class A*	23,396	1,080
SPS Commerce, Inc.*	18,007	3,458
Tenable Holdings, Inc.*	55,960	2,437
Terawulf, Inc.*	28,559	50
Varonis Systems, Inc.*	53,376	1,422
Verint Systems, Inc.*	30,883	1,083
Veritone, Inc.*	11,132	44
Viant Technology, Inc., Class A*	7,009	32
Weave Communications, Inc.*	15,481	172
Workiva, Inc.*	23,970	2,437
Xperi, Inc.*	20,658	272
Yext, Inc.*	53,284	603
Zeta Global Holdings Corp., Class A*	65,066	556
Zuora, Inc., Class A*	60,104	659
		64,211
Specialized Real Estate Investment Trusts – 0.5%
Farmland Partners, Inc.	24,945	304
Four Corners Property Trust, Inc.	42,310	1,075
Gladstone Land Corp.	16,975	276
Outfront Media, Inc.	72,256	1,136
PotlatchDeltic Corp.	38,760	2,048
Safehold, Inc.	14,993	356
Uniti Group, Inc.	117,907	545
		5,740
Specialty Retail – 2.4%
1-800-Flowers.com, Inc., Class A*	12,272	96
Aaron's (The) Co., Inc.	15,204	215
Abercrombie & Fitch Co., Class A*	23,997	904
Academy Sports & Outdoors, Inc.	36,560	1,976
American Eagle Outfitters, Inc.	90,575	1,069
America's Car-Mart, Inc.*	2,947	294
Arko Corp.	41,067	326
Asbury Automotive Group, Inc.*	10,696	2,571
BARK, Inc.*	50,980	68
Big 5 Sporting Goods Corp.	10,549	97
Boot Barn Holdings, Inc.*	14,562	1,233
Buckle (The), Inc.	14,884	515
Build-A-Bear Workshop, Inc.	6,695	143
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6%continued
Specialty Retail – 2.4%continued
Caleres, Inc.	16,798	$402
Camping World Holdings, Inc., Class A	20,260	610
CarParts.com, Inc.*	25,077	106
Carvana Co.*	47,533	1,232
Cato (The) Corp., Class A	8,967	72
Chico's FAS, Inc.*	60,236	322
Children's Place (The), Inc.*	5,780	134
Designer Brands, Inc., Class A	24,218	245
Destination XL Group, Inc.*	28,794	141
Duluth Holdings, Inc., Class B*	6,382	40
Envela Corp.*	2,668	20
EVgo, Inc.*	33,978	136
Foot Locker, Inc.	40,436	1,096
Franchise Group, Inc.	10,894	312
Genesco, Inc.*	5,866	147
Group 1 Automotive, Inc.	6,884	1,777
GrowGeneration Corp.*	28,229	96
Guess?, Inc.	13,749	267
Haverty Furniture Cos., Inc.	7,266	220
Hibbett, Inc.	6,244	227
J Jill, Inc.*	2,643	57
Lands' End, Inc.*	7,455	58
Lazydays Holdings, Inc.*	6,978	81
Leslie's, Inc.*	86,477	812
MarineMax, Inc.*	10,607	362
Monro, Inc.	15,396	625
National Vision Holdings, Inc.*	37,876	920
ODP (The) Corp.*	17,050	798
OneWater Marine, Inc., Class A*	5,670	205
Overstock.com, Inc.*	21,886	713
PetMed Express, Inc.	10,066	139
Rent the Runway, Inc., Class A*	23,207	46
Revolve Group, Inc.*	20,297	333
Sally Beauty Holdings, Inc.*	52,820	652
Shoe Carnival, Inc.	8,224	193
Signet Jewelers Ltd.	21,839	1,425
Sleep Number Corp.*	10,580	289
Sonic Automotive, Inc., Class A	7,895	376
Sportsman's Warehouse Holdings, Inc.*	17,849	102
Stitch Fix, Inc., Class A*	41,407	159
ThredUp, Inc., Class A*	38,464	94
Tile Shop Holdings, Inc.*	12,937	72
Tilly's, Inc., Class A*	11,385	80

NORTHERN FUNDS QUARTERLY REPORT     165    EQUITY FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6%continued
Specialty Retail – 2.4%continued
Torrid Holdings, Inc.*	7,235	$20
Upbound Group, Inc.	27,356	852
Urban Outfitters, Inc.*	31,501	1,044
Warby Parker, Inc., Class A*	41,118	481
Winmark Corp.	1,386	461
Zumiez, Inc.*	7,732	129
		28,687
Technology Hardware, Storage & Peripherals – 0.7%
Avid Technology, Inc.*	16,387	418
CompoSecure, Inc.*	6,918	47
Corsair Gaming, Inc.*	17,704	314
CPI Card Group, Inc.*	1,771	41
Eastman Kodak Co.*	28,380	131
Immersion Corp.	14,245	101
Intevac, Inc.*	14,660	55
IonQ, Inc.*	78,167	1,057
Super Micro Computer, Inc.*	22,775	5,677
Turtle Beach Corp.*	7,612	89
Xerox Holdings Corp.	56,406	840
		8,770
Textiles, Apparel & Luxury Goods – 0.5%
Allbirds, Inc., Class A*	47,223	59
Figs, Inc., Class A*	62,825	519
Fossil Group, Inc.*	23,183	60
G-III Apparel Group Ltd.*	20,311	391
Hanesbrands, Inc.	174,826	794
Kontoor Brands, Inc.	27,416	1,154
Movado Group, Inc.	7,365	198
Oxford Industries, Inc.	7,424	731
Rocky Brands, Inc.	3,419	72
Steven Madden Ltd.	36,786	1,202
Vera Bradley, Inc.*	11,595	74
Wolverine World Wide, Inc.	38,163	561
		5,815
Tobacco – 0.1%
Ispire Technology, Inc.*	1,926	18
Turning Point Brands, Inc.	8,064	194
Universal Corp.	11,916	595
Vector Group Ltd.	70,919	908
		1,715
Trading Companies & Distributors – 2.1%
Alta Equipment Group, Inc.	8,844	153
Applied Industrial Technologies, Inc.	19,010	2,753
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6%continued
Trading Companies & Distributors – 2.1%continued
Beacon Roofing Supply, Inc.*	24,152	$2,004
BlueLinx Holdings, Inc.*	4,308	404
Boise Cascade Co.	19,495	1,761
Custom Truck One Source, Inc.*	26,713	180
Distribution Solutions Group, Inc.*	2,067	108
DXP Enterprises, Inc.*	6,867	250
EVI Industries, Inc.*	2,687	59
FTAI Aviation Ltd.	48,684	1,541
GATX Corp.	17,532	2,257
Global Industrial Co.	6,476	180
GMS, Inc.*	20,416	1,413
H&E Equipment Services, Inc.	15,727	720
Herc Holdings, Inc.	13,841	1,894
Hudson Technologies, Inc.*	21,634	208
Karat Packaging, Inc.	2,790	51
McGrath RentCorp	12,232	1,131
MRC Global, Inc.*	40,890	412
NOW, Inc.*	54,371	563
Rush Enterprises, Inc., Class A	20,542	1,248
Rush Enterprises, Inc., Class B	3,059	208
Textainer Group Holdings Ltd.	21,027	828
Titan Machinery, Inc.*	9,962	294
Transcat, Inc.*	3,721	317
Triton International Ltd.	26,949	2,244
Veritiv Corp.	6,479	814
Willis Lease Finance Corp.*	1,208	47
Xometry, Inc., Class A*	16,925	359
		24,401
Water Utilities – 0.5%
American States Water Co.	18,221	1,585
Artesian Resources Corp., Class A	4,100	194
Cadiz, Inc.*	17,948	73
California Water Service Group	27,427	1,416
Consolidated Water Co. Ltd.	7,743	188
Global Water Resources, Inc.	4,926	62
Middlesex Water Co.	8,561	691
Pure Cycle Corp.*	9,801	108
SJW Group	15,131	1,061
York Water (The) Co.	7,088	292
		5,670
Wireless Telecommunication Services – 0.1%
Gogo, Inc.*	32,116	546
Shenandoah Telecommunications Co.	23,861	464

EQUITY FUNDS    166    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6%continued
Wireless Telecommunication Services – 0.1%continued
Spok Holdings, Inc.	8,122	$108
Telephone and Data Systems, Inc.	47,577	391
		1,509
Total Common Stocks
(Cost $864,337)		1,177,158

RIGHTS – 0.0%
Biotechnology – 0.0%
Aduro Biotech, Inc. (Contingent Value Rights)(1) *	7,412	—
Oncternal Therapeutics, Inc. (Contingent Value Rights)(1) (4) *	398	—
Tobira Therapeutics, Inc. (Contingent Value Rights)(1) (4) *	5,175	43
		43
Total Rights
(Cost $40)		43

OTHER – 0.0%
Escrow DLB Oil & Gas, Inc.(1) *	1,200	—
Escrow Fresh Market (The), Inc.(1) *	24,619	—
Escrow Petrocorp, Inc.(1) *	420	—
Total Other
(Cost $—)		—

INVESTMENT COMPANIES – 0.3%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.91%(5) (6)	3,341,420	3,341
Total Investment Companies
(Cost $3,341)		3,341

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.0%
U.S. Treasury Bill,
4.93%, 10/26/23(7) (8)	$275	$270
Total Short-Term Investments
(Cost $271)		270

Total Investments – 99.9%
(Cost $867,989)		1,180,812
Other Assets less Liabilities – 0.1%		1,155
NET ASSETS – 100.0%		$1,181,967

(1)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(3)	Value rounds to less than one thousand.
(4)	Restricted security that has been deemed illiquid. At June 30, 2023, the value of this restricted illiquid security amounted to approximately $43,000 or 0.0% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Oncternal Therapeutics, Inc. (Contingent Value Rights)	6/10/19	$—
Tobira Therapeutics, Inc. (Contingent Value Rights)	11/2/16	40

(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of June 30, 2023 is disclosed.
(7)	Discount rate at the time of purchase.
(8)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

N.V. - Naamloze Vennootschap (Dutch: Limited Liability Company)

PLC - Public Limited Company

REIT - Real Estate Investment Trust

S.A. - Société Anonyme (French: Public Limited Company)

S.E. - Societas Europaea (German: Public Company)
Percentages shown are based on Net Assets.

NORTHERN FUNDS QUARTERLY REPORT     167    EQUITY FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued	June 30, 2023 (UNAUDITED)
At June 30, 2023, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini Russell 2000 Index	43	$4,093	Long	9/23	$136
At June 30, 2023, the security types for the Fund were:
Security Type(1)	% of Net Assets
Common Stocks	99.6%
Rights	0.0%
Other	0.0%
Investment Companies	0.3%
Short-Term Investments	0.0%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2023:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Biotechnology	$88,701	$—	$3	$88,704
All Other Industries(1)	1,088,454	—	—	1,088,454
Total Common Stocks	1,177,155	—	3	1,177,158
Rights(1)	—	—	43	43
Investment Companies	3,341	—	—	3,341
Short-Term Investments	—	270	—	270
Total Investments	$1,180,496	$270	$46	$1,180,812
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$136	$—	$—	$136

(1)	Classifications as defined in the Schedule of Investments.

Transactions in  affiliated investments for the three months ended June 30, 2023, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$3,475	$28,170	$28,304	$50	$3,341	$3,341,420
EQUITY FUNDS    168    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
SMALL CAP VALUE FUND	June 30, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.9%
Aerospace & Defense – 1.1%
AAR Corp.*	59,866	$3,458
Moog, Inc., Class A	134,917	14,629
Triumph Group, Inc.*	33,951	420
		18,507
Automobile Components – 1.1%
Adient PLC*	131,290	5,031
American Axle & Manufacturing Holdings, Inc.*	16,182	134
Dana, Inc.	41,622	708
Goodyear Tire & Rubber (The) Co.*	360,826	4,936
Modine Manufacturing Co.*	51,593	1,704
Patrick Industries, Inc.	3,202	256
Standard Motor Products, Inc.	129,572	4,861
		17,630
Automobiles – 0.0%
Winnebago Industries, Inc.	4,314	288
Banks – 14.2%
1st Source Corp.	18,985	796
Amalgamated Financial Corp.	49,818	802
Atlantic Union Bankshares Corp.	143,403	3,721
Axos Financial, Inc.*	160,171	6,317
BancFirst Corp.	98,081	9,023
Bancorp (The), Inc.*	89,217	2,913
Bank of NT Butterfield & Son (The) Ltd.	47,309	1,294
Banner Corp.	61,679	2,694
Berkshire Hills Bancorp, Inc.	68,789	1,426
Brookline Bancorp, Inc.	166,926	1,459
Cadence Bank	208,698	4,099
Cathay General Bancorp	194,645	6,266
Central Pacific Financial Corp.	75,054	1,179
City Holding Co.	104,356	9,391
Civista Bancshares, Inc.	25,193	438
CNB Financial Corp.	32,458	573
Community Trust Bancorp, Inc.	134,603	4,788
ConnectOne Bancorp, Inc.	56,228	933
Customers Bancorp, Inc.*	16,907	512
CVB Financial Corp.	206,439	2,741
Dime Community Bancshares, Inc.	27,972	493
Enterprise Financial Services Corp.	90,587	3,542
Financial Institutions, Inc.	61,256	964
First Bancorp	80,996	2,410
First BanCorp (New York Exchange)	791,203	9,668
First Business Financial Services, Inc.	29,258	863
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9%continued
Banks – 14.2%continued
First Commonwealth Financial Corp.	264,016	$3,340
First Community Bankshares, Inc.	25,345	753
First Financial Bancorp	208,591	4,264
First Financial Corp.	100,480	3,263
First Hawaiian, Inc.	17,992	324
First Merchants Corp.	97,483	2,752
First Mid Bancshares, Inc.	26,575	642
Fulton Financial Corp.	205,109	2,445
German American Bancorp, Inc.	4,178	114
Glacier Bancorp, Inc.	55,711	1,737
Great Southern Bancorp, Inc.	36,154	1,834
Hancock Whitney Corp.	225,650	8,660
Heritage Financial Corp.	68,156	1,102
Hilltop Holdings, Inc.	127,873	4,023
Home Bancorp, Inc.	14,064	467
Home BancShares, Inc.	376,102	8,575
Horizon Bancorp, Inc.	62,047	646
Independent Bank Corp.	149,558	6,657
Independent Bank Corp. (NASDAQ Exchange)	34,333	582
International Bancshares Corp.	134,622	5,950
Lakeland Bancorp, Inc.	270,565	3,623
Lakeland Financial Corp.	131,867	6,398
Luther Burbank Corp.	75,058	670
Mercantile Bank Corp.	25,231	697
Metropolitan Bank Holding Corp.*	11,758	408
NBT Bancorp, Inc.	209,996	6,688
OFG Bancorp	123,287	3,215
Old Second Bancorp, Inc.	42,503	555
Pacific Premier Bancorp, Inc.	130,084	2,690
Park National Corp.	33,525	3,430
Pathward Financial, Inc.	3,894	181
Peapack-Gladstone Financial Corp.	32,068	868
Preferred Bank	35,608	1,958
Premier Financial Corp.	29,786	477
QCR Holdings, Inc.	22,359	917
Renasant Corp.	90,950	2,377
Republic Bancorp, Inc., Class A	26,503	1,126
S&T Bancorp, Inc.	5,509	150
Sandy Spring Bancorp, Inc.	93,135	2,112
Sierra Bancorp	112,928	1,916
Southern Missouri Bancorp, Inc.	14,671	564
Southside Bancshares, Inc.	76,708	2,007
SouthState Corp.	102,967	6,775

NORTHERN FUNDS QUARTERLY REPORT     169    EQUITY FUNDS

Schedule of Investments
SMALL CAP VALUE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9%continued
Banks – 14.2%continued
Summit Financial Group, Inc.	20,648	$427
Texas Capital Bancshares, Inc.*	55,770	2,872
TriCo Bancshares	125,870	4,179
TrustCo Bank Corp. NY	52,540	1,503
Trustmark Corp.	156,962	3,315
UMB Financial Corp.	60,994	3,715
United Community Banks, Inc.	303,772	7,591
Univest Financial Corp.	67,854	1,227
Veritex Holdings, Inc.	73,575	1,319
Washington Federal, Inc.	195,480	5,184
WesBanco, Inc.	156,687	4,013
Westamerica BanCorp	3,801	146
WSFS Financial Corp.	173,955	6,562
		229,290
Beverages – 0.0%
Duckhorn Portfolio (The), Inc.*	16,276	211
Primo Water Corp.	22,714	285
		496
Biotechnology – 3.3%
4D Molecular Therapeutics, Inc.*	17,369	314
ADMA Biologics, Inc.*	31,398	116
Agios Pharmaceuticals, Inc.*	139,618	3,954
Akero Therapeutics, Inc.*	38,916	1,817
Allogene Therapeutics, Inc.*	42,340	210
Allovir, Inc.*	120,642	410
Arcellx, Inc.*	6,779	214
Arcturus Therapeutics Holdings, Inc.*	17,624	505
Arcus Biosciences, Inc.*	9,586	195
Ardelyx, Inc.*	32,099	109
Bioxcel Therapeutics, Inc.*	24,146	161
Bluebird Bio, Inc.*	69,769	230
Bridgebio Pharma, Inc.*	83,819	1,442
Caribou Biosciences, Inc.*	32,046	136
Catalyst Pharmaceuticals, Inc.*	275,227	3,699
Celldex Therapeutics, Inc.*	50,215	1,704
Chimerix, Inc.*	517,852	627
Chinook Therapeutics, Inc.*	89,437	3,436
Cogent Biosciences, Inc.*	11,966	142
Crinetics Pharmaceuticals, Inc.*	7,632	138
Cytokinetics, Inc.*	71,312	2,326
Dyne Therapeutics, Inc.*	8,891	100
Editas Medicine, Inc.*	47,810	393
Emergent BioSolutions, Inc.*	18,656	137
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9%continued
Biotechnology – 3.3%continued
Fate Therapeutics, Inc.*	398,203	$1,895
FibroGen, Inc.*	29,875	81
Geron Corp.*	402,860	1,293
Icosavax, Inc.*	32,986	328
Ideaya Biosciences, Inc.*	46,249	1,087
Intellia Therapeutics, Inc.*	96,165	3,922
iTeos Therapeutics, Inc.*	11,119	147
Janux Therapeutics, Inc.*	21,847	259
KalVista Pharmaceuticals, Inc.*	22,671	204
Kiniksa Pharmaceuticals Ltd., Class A*	16,847	237
Kura Oncology, Inc.*	11,270	119
Kymera Therapeutics, Inc.*	7,813	180
Lexicon Pharmaceuticals, Inc.*	125,773	288
MacroGenics, Inc.*	206,955	1,107
Mersana Therapeutics, Inc.*	76,622	252
Monte Rosa Therapeutics, Inc.*	117,718	806
Myriad Genetics, Inc.*	134,261	3,112
Nurix Therapeutics, Inc.*	24,777	247
Nuvalent, Inc., Class A*	26,835	1,132
Omniab, Inc.(1) *	6,939	2
Omniab, Inc. (NASDAQ Exchange)(1) *	6,939	4
PDL BioPharma, Inc.(1) *	1,029,654	498
PepGen, Inc.*	15,779	141
Point Biopharma Global, Inc.*	14,930	135
Protagonist Therapeutics, Inc.*	29,898	826
PTC Therapeutics, Inc.*	10,480	426
REGENXBIO, Inc.*	13,531	270
Replimune Group, Inc.*	8,520	198
Rhythm Pharmaceuticals, Inc.*	9,551	157
Rocket Pharmaceuticals, Inc.*	11,620	231
Sage Therapeutics, Inc.*	86,260	4,056
Syndax Pharmaceuticals, Inc.*	10,298	216
Tenaya Therapeutics, Inc.*	44,369	260
Twist Bioscience Corp.*	29,844	611
Tyra Biosciences, Inc.*	22,227	379
Veracyte, Inc.*	10,230	261
Verve Therapeutics, Inc.*	32,342	606
Vir Biotechnology, Inc.*	97,286	2,386
Xencor, Inc.*	95,979	2,397
		53,271
Building Products – 0.8%
American Woodmark Corp.*	2,348	179
Apogee Enterprises, Inc.	37,639	1,787
AZZ, Inc.	39,426	1,714

EQUITY FUNDS    170    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9%continued
Building Products – 0.8%continued
Gibraltar Industries, Inc.*	10,765	$677
JELD-WEN Holding, Inc.*	12,004	211
UFP Industries, Inc.	85,284	8,277
Zurn Elkay Water Solutions Corp.	34,898	938
		13,783
Capital Markets – 0.4%
Assetmark Financial Holdings, Inc.*	10,442	310
BGC Partners, Inc., Class A	47,815	212
Brightsphere Investment Group, Inc.	5,853	123
Donnelley Financial Solutions, Inc.*	52,734	2,401
Hercules Capital, Inc.	20,251	300
Piper Sandler Cos.	1,936	250
StoneX Group, Inc.*	26,535	2,204
Victory Capital Holdings, Inc., Class A	9,449	298
Virtu Financial, Inc., Class A	13,480	230
Virtus Investment Partners, Inc.	1,022	202
		6,530
Chemicals – 1.8%
AdvanSix, Inc.	3,894	136
American Vanguard Corp.	150,045	2,681
Ecovyst, Inc.*	16,974	195
Hawkins, Inc.	30,134	1,437
Innospec, Inc.	104,224	10,468
Mativ Holdings, Inc.	14,748	223
Minerals Technologies, Inc.	129,116	7,449
Sensient Technologies Corp.	94,277	6,706
Tronox Holdings PLC	22,140	281
		29,576
Commercial Services & Supplies – 1.2%
ABM Industries, Inc.	127,581	5,441
Ennis, Inc.	228,943	4,666
GEO Group (The), Inc.*	17,538	125
Heritage-Crystal Clean, Inc.*	3,440	130
HNI Corp.	5,843	165
Matthews International Corp., Class A	26,256	1,119
NL Industries, Inc.	41,262	228
UniFirst Corp.	47,504	7,364
		19,238
Communications Equipment – 0.6%
ADTRAN Holdings, Inc.	52,870	557
Digi International, Inc.*	125,569	4,946
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9%continued
Communications Equipment – 0.6%continued
NETGEAR, Inc.*	26,895	$381
NetScout Systems, Inc.*	115,772	3,583
		9,467
Construction & Engineering – 1.4%
Arcosa, Inc.	115,806	8,775
EMCOR Group, Inc.	48,163	8,899
Granite Construction, Inc.	6,177	246
Primoris Services Corp.	84,548	2,576
Sterling Infrastructure, Inc.*	44,008	2,456
		22,952
Construction Materials – 0.8%
Summit Materials, Inc., Class A*	338,630	12,817
Consumer Finance – 1.9%
Encore Capital Group, Inc.*	131,278	6,383
Enova International, Inc.*	110,739	5,883
FirstCash Holdings, Inc.	6,540	610
Green Dot Corp., Class A*	7,426	139
Navient Corp.	274,053	5,092
Nelnet, Inc., Class A	77,988	7,524
PROG Holdings, Inc.*	44,681	1,435
Regional Management Corp.	17,370	530
World Acceptance Corp.*	21,254	2,848
		30,444
Consumer Staples Distribution & Retail – 1.6%
Andersons (The), Inc.	284,120	13,112
Ingles Markets, Inc., Class A	49,491	4,090
PriceSmart, Inc.	11,690	866
SpartanNash Co.	71,927	1,619
United Natural Foods, Inc.*	99,210	1,940
Weis Markets, Inc.	62,754	4,029
		25,656
Containers & Packaging – 0.0%
O-I Glass, Inc.*	21,805	465
Pactiv Evergreen, Inc.	25,184	191
		656
Diversified Consumer Services – 0.2%
Adtalem Global Education, Inc.*	6,420	221
Laureate Education, Inc.	177,697	2,148
Perdoceo Education Corp.*	9,488	116
Strategic Education, Inc.	3,454	234
		2,719

NORTHERN FUNDS QUARTERLY REPORT     171    EQUITY FUNDS

Schedule of Investments
SMALL CAP VALUE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9%continued
Diversified Real Estate Investment Trusts – 0.8%
American Assets Trust, Inc.	63,531	$1,220
Armada Hoffler Properties, Inc.	119,849	1,400
Broadstone Net Lease, Inc.	156,732	2,420
Empire State Realty Trust, Inc., Class A	22,517	168
Essential Properties Realty Trust, Inc.	231,893	5,459
One Liberty Properties, Inc.	139,523	2,835
		13,502
Diversified Telecommunication Services – 0.6%
Bandwidth, Inc., Class A*	12,324	169
IDT Corp., Class B*	3,383	87
Iridium Communications, Inc.	161,434	10,028
		10,284
Electric Utilities – 1.9%
MGE Energy, Inc.	61,088	4,833
Otter Tail Corp.	177,354	14,004
PNM Resources, Inc.	187,415	8,452
Portland General Electric Co.	74,309	3,480
		30,769
Electrical Equipment – 1.6%
Encore Wire Corp.	81,529	15,158
EnerSys	84,547	9,175
Preformed Line Products Co.	11,345	1,771
Thermon Group Holdings, Inc.*	4,733	126
		26,230
Electronic Equipment, Instruments & Components – 3.9%
Arlo Technologies, Inc.*	58,997	644
Belden, Inc.	19,590	1,874
Benchmark Electronics, Inc.	355,157	9,174
ePlus, Inc.*	24,920	1,403
Insight Enterprises, Inc.*	79,913	11,694
Kimball Electronics, Inc.*	35,778	989
Methode Electronics, Inc.	52,578	1,762
PC Connection, Inc.	216,458	9,762
Plexus Corp.*	17,726	1,741
Sanmina Corp.*	162,857	9,815
ScanSource, Inc.*	35,815	1,059
TTM Technologies, Inc.*	159,030	2,211
Vishay Intertechnology, Inc.	344,715	10,135
Vishay Precision Group, Inc.*	17,962	667
		62,930
Energy Equipment & Services – 1.1%
Archrock, Inc.	215,334	2,207
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9%continued
Energy Equipment & Services – 1.1%continued
DMC Global, Inc.*	8,024	$143
Helmerich & Payne, Inc.	127,895	4,534
Liberty Energy, Inc.	96,681	1,293
Nabors Industries Ltd.*	3,969	369
National Energy Services Reunited Corp.*	124,027	366
Newpark Resources, Inc.*	405,635	2,122
NexTier Oilfield Solutions, Inc.*	100,874	902
Oil States International, Inc.*	59,626	445
Patterson-UTI Energy, Inc.	89,080	1,066
ProFrac Holding Corp., Class A*	65,323	729
ProPetro Holding Corp.*	363,833	2,998
RPC, Inc.	117,796	842
Solaris Oilfield Infrastructure, Inc., Class A	13,198	110
U.S. Silica Holdings, Inc.*	31,105	377
		18,503
Financial Services – 2.1%
Alerus Financial Corp.	24,496	440
Enact Holdings, Inc.	22,825	574
Essent Group Ltd.	95,952	4,491
Finance of America Cos., Inc., Class A*	72,532	139
Merchants Bancorp	6,108	156
Mr Cooper Group, Inc.*	130,369	6,602
NMI Holdings, Inc., Class A*	33,806	873
Pagseguro Digital Ltd., Class A*	29,545	279
PennyMac Financial Services, Inc.	112,312	7,897
Radian Group, Inc.	335,976	8,493
Walker & Dunlop, Inc.	54,020	4,272
		34,216
Food Products – 0.7%
Adecoagro S.A.	15,141	142
Alico, Inc.	10,718	273
B&G Foods, Inc.	31,130	433
Fresh Del Monte Produce, Inc.	71,971	1,850
Hostess Brands, Inc.*	218,271	5,527
Seneca Foods Corp., Class A*	10,767	352
TreeHouse Foods, Inc.*	58,495	2,947
		11,524
Gas Utilities – 0.8%
Chesapeake Utilities Corp.	28,838	3,432
New Jersey Resources Corp.	4,501	212
Northwest Natural Holding Co.	51,387	2,212

EQUITY FUNDS    172    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9%continued
Gas Utilities – 0.8%continued
Southwest Gas Holdings, Inc.	30,870	$1,965
Spire, Inc.	84,976	5,391
		13,212
Ground Transportation – 1.1%
ArcBest Corp.	137,318	13,567
Heartland Express, Inc.	11,158	183
Universal Logistics Holdings, Inc.	3,714	107
Werner Enterprises, Inc.	86,050	3,802
		17,659
Health Care Equipment & Supplies – 1.7%
Artivion, Inc.*	6,908	119
Avanos Medical, Inc.*	72,742	1,859
Embecta Corp.	8,081	175
Integer Holdings Corp.*	50,632	4,486
Lantheus Holdings, Inc.*	92,337	7,749
LivaNova PLC*	16,729	860
Merit Medical Systems, Inc.*	17,789	1,488
Nano-X Imaging Ltd.*	36,592	567
Neogen Corp.*	377,552	8,212
UFP Technologies, Inc.*	1,298	252
Varex Imaging Corp.*	66,924	1,577
Zimvie, Inc.*	72,565	815
		28,159
Health Care Providers & Services – 2.2%
Accolade, Inc.*	82,278	1,108
AdaptHealth Corp.*	97,987	1,193
Addus HomeCare Corp.*	5,032	467
ATI Physical Therapy, Inc.*	14,481	133
Brookdale Senior Living, Inc.*	124,879	527
Castle Biosciences, Inc.*	8,283	114
Community Health Systems, Inc.*	70,351	310
Cross Country Healthcare, Inc.*	10,659	299
Fulgent Genetics, Inc.*	9,243	342
Innovage Holding Corp.*	192,988	1,447
LifeStance Health Group, Inc.*	167,733	1,531
National HealthCare Corp.	64,629	3,995
NeoGenomics, Inc.*	197,694	3,177
OPKO Health, Inc.*	403,503	876
Option Care Health, Inc.*	188,069	6,110
Owens & Minor, Inc.*	109,625	2,087
Patterson Cos., Inc.	254,270	8,457
PetIQ, Inc.*	9,177	139
Premier, Inc., Class A	20,340	563
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9%continued
Health Care Providers & Services – 2.2%continued
Select Medical Holdings Corp.	39,716	$1,265
Surgery Partners, Inc.*	33,274	1,497
		35,637
Health Care Real Estate Investment Trusts – 1.2%
CareTrust REIT, Inc.	200,321	3,978
LTC Properties, Inc.	111,207	3,672
National Health Investors, Inc.	108,054	5,664
Physicians Realty Trust	417,925	5,847
		19,161
Health Care Technology – 0.8%
American Well Corp., Class A*	47,146	99
Computer Programs and Systems, Inc.*	25,060	619
Evolent Health, Inc., Class A*	102,451	3,104
HealthStream, Inc.	9,556	235
Multiplan Corp.*	109,470	231
NextGen Healthcare, Inc.*	159,607	2,589
Sharecare, Inc.*	186,657	326
Veradigm, Inc.*	410,495	5,172
		12,375
Hotel & Resort Real Estate Investment Trusts – 1.7%
Apple Hospitality REIT, Inc.	464,015	7,011
Chatham Lodging Trust	44,175	414
DiamondRock Hospitality Co.	400,052	3,204
RLJ Lodging Trust	144,039	1,479
Ryman Hospitality Properties, Inc.	66,002	6,133
Service Properties Trust	23,372	203
Summit Hotel Properties, Inc.	96,747	630
Sunstone Hotel Investors, Inc.	504,929	5,110
Xenia Hotels & Resorts, Inc.	291,546	3,589
		27,773
Hotels, Restaurants & Leisure – 0.7%
Bloomin' Brands, Inc.	12,402	333
Brinker International, Inc.*	6,225	228
International Game Technology PLC	216,671	6,909
Jack in the Box, Inc.	2,909	284
Life Time Group Holdings, Inc.*	27,551	542
RCI Hospitality Holdings, Inc.	12,935	983
Red Rock Resorts, Inc., Class A	39,759	1,860
		11,139
Household Durables – 4.6%
Beazer Homes U.S.A., Inc.*	174,026	4,923
Century Communities, Inc.	80,262	6,150

NORTHERN FUNDS QUARTERLY REPORT     173    EQUITY FUNDS

Schedule of Investments
SMALL CAP VALUE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9%continued
Household Durables – 4.6%continued
Ethan Allen Interiors, Inc.	167,630	$4,741
Green Brick Partners, Inc.*	6,504	369
Helen of Troy Ltd.*	3,390	366
Hooker Furnishings Corp.	91,647	1,710
KB Home	166,288	8,599
La-Z-Boy, Inc.	6,094	174
M/I Homes, Inc.*	43,768	3,816
MDC Holdings, Inc.	10,253	480
Meritage Homes Corp.	77,689	11,053
Taylor Morrison Home Corp.*	294,550	14,365
Tri Pointe Homes, Inc.*	534,385	17,560
		74,306
Household Products – 0.1%
Central Garden & Pet Co., Class A*	27,420	1,000
Independent Power & Renewable Electricity Producers – 0.1%
Ormat Technologies, Inc.	17,014	1,369
Industrial Real Estate Investment Trusts – 0.9%
Innovative Industrial Properties, Inc.	29,262	2,136
LXP Industrial Trust	570,357	5,561
Terreno Realty Corp.	106,150	6,380
		14,077
Insurance – 4.2%
American Equity Investment Life Holding Co.	413,874	21,567
Argo Group International Holdings Ltd.	36,020	1,067
CNO Financial Group, Inc.	595,482	14,095
Donegal Group, Inc., Class A	33,582	485
Employers Holdings, Inc.	262,661	9,826
Enstar Group Ltd.*	17,712	4,326
Genworth Financial, Inc., Class A*	639,408	3,197
James River Group Holdings Ltd.	5,291	97
Oscar Health, Inc., Class A*	95,691	771
Safety Insurance Group, Inc.	24,706	1,772
Selective Insurance Group, Inc.	86,196	8,270
Skyward Specialty Insurance Group, Inc.*	5,320	135
Stewart Information Services Corp.	37,436	1,540
United Fire Group, Inc.	53,672	1,216
		68,364
Interactive Media & Services – 0.5%
Cars.com, Inc.*	9,409	187
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9%continued
Interactive Media & Services – 0.5%continued
DHI Group, Inc.*	76,030	$291
Ziff Davis, Inc.*	110,491	7,741
		8,219
Leisure Products – 0.7%
Acushnet Holdings Corp.	89,701	4,905
Topgolf Callaway Brands Corp.*	183,175	3,636
Vista Outdoor, Inc.*	81,970	2,268
		10,809
Life Sciences Tools & Services – 0.5%
BioLife Solutions, Inc.*	7,315	162
Bionano Genomics, Inc.*	50,855	31
CryoPort, Inc.*	6,434	111
Harvard Bioscience, Inc.*	56,842	312
Nautilus Biotechnology, Inc.*	65,209	252
OmniAb, Inc.*	86,375	434
Pacific Biosciences of California, Inc.*	427,218	5,682
Quanterix Corp.*	24,820	560
SomaLogic, Inc.*	124,700	288
		7,832
Machinery – 1.9%
Alamo Group, Inc.	26,762	4,922
Barnes Group, Inc.	116,222	4,903
Chart Industries, Inc.*	24,049	3,843
Columbus McKinnon Corp.	66,153	2,689
EnPro Industries, Inc.	10,261	1,370
Kennametal, Inc.	11,375	323
Mueller Industries, Inc.	8,033	701
Standex International Corp.	77,464	10,959
Terex Corp.	9,535	570
Wabash National Corp.	6,735	173
		30,453
Marine Transportation – 0.4%
Costamare, Inc.	100,475	972
Golden Ocean Group Ltd.	28,321	214
Matson, Inc.	57,854	4,497
Star Bulk Carriers Corp.	14,533	257
		5,940
Media – 1.4%
Integral Ad Science Holding Corp.*	21,886	394
PubMatic, Inc., Class A*	6,030	110
Scholastic Corp.	125,070	4,864
Sinclair, Inc.	93,956	1,298

EQUITY FUNDS    174    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9%continued
Media – 1.4%continued
Stagwell, Inc.*	16,174	$117
TEGNA, Inc.	1,015,764	16,496
Thryv Holdings, Inc.*	4,870	120
		23,399
Metals & Mining – 2.8%
Alpha Metallurgical Resources, Inc.	2,045	336
Arconic Corp.*	215,639	6,378
Carpenter Technology Corp.	6,852	385
Commercial Metals Co.	420,163	22,126
Ferroglobe PLC*	26,477	126
Materion Corp.	61,881	7,067
Ryerson Holding Corp.	59,083	2,563
Schnitzer Steel Industries, Inc., Class A	68,629	2,058
Warrior Met Coal, Inc.	81,023	3,156
Worthington Industries, Inc.	7,022	488
		44,683
Mortgage Real Estate Investment Trusts – 1.0%
Franklin BSP Realty Trust, Inc.	268,037	3,795
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	158,604	3,965
Ladder Capital Corp.	379,680	4,120
Ready Capital Corp.	357,239	4,030
		15,910
Multi-Utilities – 1.2%
Avista Corp.	99,426	3,905
Black Hills Corp.	140,606	8,473
NorthWestern Corp.	84,694	4,807
Unitil Corp.	31,059	1,575
		18,760
Office Real Estate Investment Trusts – 0.5%
Brandywine Realty Trust	155,280	722
City Office REIT, Inc.	65,682	366
Corporate Office Properties Trust	208,514	4,952
Paramount Group, Inc.	196,587	871
Piedmont Office Realty Trust, Inc., Class A	111,903	813
		7,724
Oil, Gas & Consumable Fuels – 7.5%
Amplify Energy Corp.*	36,363	246
Arch Resources, Inc.	2,638	297
Ardmore Shipping Corp.	23,853	295
Berry Corp.	299,031	2,057
California Resources Corp.	150,241	6,804
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9%continued
Oil, Gas & Consumable Fuels – 7.5%continued
Callon Petroleum Co.*	57,486	$2,016
Chord Energy Corp.	48,381	7,441
Civitas Resources, Inc.	166,309	11,537
Clean Energy Fuels Corp.*	284,817	1,413
CNX Resources Corp.*	304,551	5,397
Comstock Resources, Inc.	114,012	1,323
CONSOL Energy, Inc.	19,184	1,301
Delek U.S. Holdings, Inc.	131,206	3,142
DHT Holdings, Inc.	698,886	5,961
Dorian LPG Ltd.	5,700	146
Earthstone Energy, Inc., Class A*	101,380	1,449
Frontline PLC	652,742	9,484
Golar LNG Ltd.	15,147	306
Green Plains, Inc.*	190,191	6,132
Hallador Energy Co.*	18,295	157
International Seaways, Inc.	65,890	2,520
Kinetik Holdings, Inc.	20,155	708
Matador Resources Co.	167,973	8,788
Murphy Oil Corp.	194,800	7,461
Nordic American Tankers Ltd.	29,495	108
Northern Oil and Gas, Inc.	37,757	1,296
Overseas Shipholding Group, Inc., Class A*	32,153	134
Par Pacific Holdings, Inc.*	33,302	886
PBF Energy, Inc., Class A	124,072	5,079
Peabody Energy Corp.	394,147	8,537
Permian Resources Corp.	337,651	3,701
REX American Resources Corp.*	40,589	1,413
Riley Exploration Permian, Inc.	11,143	398
Ring Energy, Inc.*	80,173	137
Scorpio Tankers, Inc.	85,455	4,036
SM Energy Co.	114,601	3,625
Talos Energy, Inc.*	33,923	471
Teekay Corp.*	53,017	320
Teekay Tankers Ltd., Class A	94,539	3,614
Uranium Energy Corp.*	154,227	524
Vital Energy, Inc.*	6,908	312
W&T Offshore, Inc.*	136,660	529
		121,501
Personal Care Products – 0.0%
Edgewell Personal Care Co.	7,263	300
Nu Skin Enterprises, Inc., Class A	6,981	232
		532

NORTHERN FUNDS QUARTERLY REPORT     175    EQUITY FUNDS

Schedule of Investments
SMALL CAP VALUE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9%continued
Pharmaceuticals – 1.4%
Amneal Pharmaceuticals, Inc.*	127,675	$396
Amphastar Pharmaceuticals, Inc.*	8,326	479
Amylyx Pharmaceuticals, Inc.*	58,219	1,256
ANI Pharmaceuticals, Inc.*	5,459	294
DICE Therapeutics, Inc.*	6,743	313
Enliven Therapeutics, Inc.*	5,808	119
Fulcrum Therapeutics, Inc.*	32,252	106
Innoviva, Inc.*	9,857	125
Intra-Cellular Therapies, Inc.*	58,489	3,704
Ligand Pharmaceuticals, Inc.*	22,907	1,652
Phibro Animal Health Corp., Class A	9,810	134
Prestige Consumer Healthcare, Inc.*	146,140	8,685
Reata Pharmaceuticals, Inc., Class A*	6,273	640
Supernus Pharmaceuticals, Inc.*	155,738	4,681
Taro Pharmaceutical Industries Ltd.*	5,309	201
Theravance Biopharma, Inc.*	19,703	204
		22,989
Professional Services – 1.0%
ASGN, Inc.*	7,049	533
Barrett Business Services, Inc.	26,426	2,304
ICF International, Inc.	64,639	8,041
Korn Ferry	75,396	3,735
Resources Connection, Inc.	50,612	795
		15,408
Real Estate Management & Development – 0.1%
Marcus & Millichap, Inc.	33,627	1,060
Newmark Group, Inc., Class A	138,669	862
		1,922
Residential Real Estate Investment Trusts – 0.1%
BRT Apartments Corp.	19,261	381
Centerspace	16,478	1,011
Veris Residential, Inc.*	12,867	207
		1,599
Retail Real Estate Investment Trusts – 1.3%
Agree Realty Corp.	56,263	3,679
Getty Realty Corp.	81,935	2,771
Kite Realty Group Trust	294,948	6,589
RPT Realty	89,197	932
SITE Centers Corp.	307,876	4,070
Urban Edge Properties	163,368	2,521
		20,562
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9%continued
Semiconductors & Semiconductor Equipment – 3.6%
Amkor Technology, Inc.	460,636	$13,704
AXT, Inc.*	58,487	201
Cohu, Inc.*	91,689	3,811
Diodes, Inc.*	73,136	6,764
Onto Innovation, Inc.*	56,416	6,571
Photronics, Inc.*	413,266	10,658
Rambus, Inc.*	216,692	13,905
Semtech Corp.*	84,825	2,160
		57,774
Software – 0.1%
Ebix, Inc.	49,682	1,252
Specialized Real Estate Investment Trusts – 1.0%
Farmland Partners, Inc.	42,765	522
Four Corners Property Trust, Inc.	128,598	3,266
PotlatchDeltic Corp.	232,410	12,283
		16,071
Specialty Retail – 2.9%
Aaron's (The) Co., Inc.	72,531	1,026
Academy Sports & Outdoors, Inc.	11,039	597
American Eagle Outfitters, Inc.	26,473	312
Asbury Automotive Group, Inc.*	16,712	4,018
Buckle (The), Inc.	69,775	2,414
Destination XL Group, Inc.*	32,702	160
Foot Locker, Inc.	13,183	357
Genesco, Inc.*	98,634	2,470
Group 1 Automotive, Inc.	42,833	11,055
Guess?, Inc.	7,692	150
Haverty Furniture Cos., Inc.	161,043	4,867
Lands' End, Inc.*	46,368	360
ODP (The) Corp.*	179,308	8,395
Shoe Carnival, Inc.	152,719	3,586
Signet Jewelers Ltd.	6,419	419
Sleep Number Corp.*	11,490	314
Sonic Automotive, Inc., Class A	110,698	5,277
Torrid Holdings, Inc.*	54,222	152
Urban Outfitters, Inc.*	13,021	431
		46,360
Textiles, Apparel & Luxury Goods – 0.4%
Figs, Inc., Class A*	134,318	1,111
Movado Group, Inc.	98,985	2,656
Oxford Industries, Inc.	26,376	2,596
Rocky Brands, Inc.	10,694	224
		6,587

EQUITY FUNDS    176    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9%continued
Tobacco – 0.6%
Universal Corp.	197,763	$9,876
Vector Group Ltd.	21,867	280
		10,156
Trading Companies & Distributors – 3.6%
Beacon Roofing Supply, Inc.*	57,669	4,785
BlueLinx Holdings, Inc.*	1,284	120
Boise Cascade Co.	137,344	12,409
DXP Enterprises, Inc.*	91,197	3,321
GATX Corp.	59,515	7,662
GMS, Inc.*	65,654	4,543
NOW, Inc.*	15,601	162
Rush Enterprises, Inc., Class A	72,111	4,380
Rush Enterprises, Inc., Class B	1,732	118
Textainer Group Holdings Ltd.	51,958	2,046
Triton International Ltd.	230,658	19,205
Veritiv Corp.	1,905	239
		58,990
Water Utilities – 0.2%
Artesian Resources Corp., Class A	13,272	627
SJW Group	45,390	3,182
		3,809
Wireless Telecommunication Services – 0.0%
Gogo, Inc.*	17,979	306
Total Common Stocks
(Cost $983,874)		1,585,056

OTHER – 0.0%
Escrow DLB Oil & Gas, Inc.(1) *	2,100	—
Escrow Spirit MTA REIT(1) *	17,083	5
Total Other
(Cost $—)		5

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS – 0.0%
Nabors Industries Ltd., Exp. 6/11/26, Strike $166.67*	6,861	$79
Total Warrants
(Cost $—)		79

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 1.9%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.91%(2) (3)	29,925,918	$29,926
Total Investment Companies
(Cost $29,926)		29,926

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
4.80%, 10/26/23(4) (5)	$2,315	$2,276
Total Short-Term Investments
(Cost $2,279)		2,276

Total Investments – 99.9%
(Cost $1,016,079)		1,617,342
Other Assets less Liabilities – 0.1%		1,421
NET ASSETS – 100.0%		$1,618,763

(1)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of June 30, 2023 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

PLC - Public Limited Company

REIT - Real Estate Investment Trust

S&P - Standard & Poor's

S.A. - Société Anonyme (French: Public Limited Company)
Percentages shown are based on Net Assets.

NORTHERN FUNDS QUARTERLY REPORT     177    EQUITY FUNDS

Schedule of Investments
SMALL CAP VALUE FUND continued	June 30, 2023 (UNAUDITED)
At June 30, 2023, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini Russell 2000 Index	280	$26,652	Long	9/23	$181
E-Mini S&P 500	28	6,284	Long	9/23	200
Total					$381
At June 30, 2023, the security types for the Fund were:
Security Type(1)	% of Net Assets
Common Stocks	97.9%
Other	0.0%
Warrants	0.0%
Investment Companies	1.9%
Short-Term Investments	0.1%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2023:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Biotechnology	$52,767	$—	$504	$53,271
All Other Industries(1)	1,531,785	—	—	1,531,785
Total Common Stocks	1,584,552	—	504	1,585,056
Other	—	—	5	5
Warrants	79	—	—	79
Investment Companies	29,926	—	—	29,926
Short-Term Investments	—	2,276	—	2,276
Total Investments	$1,614,557	$2,276	$509	$1,617,342
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$381	$—	$—	$381

(1)	Classifications as defined in the Schedule of Investments.

Transactions in  affiliated investments for the three months ended June 30, 2023, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$75,543	$82,578	$128,195	$686	$29,926	$29,925,918
EQUITY FUNDS    178    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
STOCK INDEX FUND	June 30, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 99.0%
Aerospace & Defense – 1.6%
Axon Enterprise, Inc.*	20,224	$3,946
Boeing (The) Co.*	169,360	35,762
General Dynamics Corp.	66,473	14,302
Howmet Aerospace, Inc.	112,734	5,587
Huntington Ingalls Industries, Inc.	11,050	2,515
L3Harris Technologies, Inc.	56,686	11,097
Lockheed Martin Corp.	67,586	31,115
Northrop Grumman Corp.	42,922	19,564
Raytheon Technologies Corp.	437,572	42,864
Textron, Inc.	61,406	4,153
TransDigm Group, Inc.	15,737	14,072
		184,977
Air Freight & Logistics – 0.6%
C.H. Robinson Worldwide, Inc.	34,488	3,254
Expeditors International of Washington, Inc.	46,802	5,669
FedEx Corp.	69,593	17,252
United Parcel Service, Inc., Class B	215,510	38,630
		64,805
Automobile Components – 0.1%
Aptiv PLC*	79,505	8,117
BorgWarner, Inc.	68,442	3,347
		11,464
Automobiles – 2.2%
Ford Motor Co.	1,163,105	17,598
General Motors Co.	411,120	15,853
Tesla, Inc.*	803,526	210,339
		243,790
Banks – 3.0%
Bank of America Corp.	2,065,000	59,245
Citigroup, Inc.	584,098	26,892
Citizens Financial Group, Inc.	138,602	3,615
Comerica, Inc.	34,698	1,470
Fifth Third Bancorp	202,222	5,300
Huntington Bancshares, Inc.	417,140	4,497
JPMorgan Chase & Co.	873,225	127,002
KeyCorp	264,197	2,441
M&T Bank Corp.	48,342	5,983
PNC Financial Services Group (The), Inc.	119,008	14,989
Regions Financial Corp.	284,036	5,061
Truist Financial Corp.	392,880	11,924
U.S. Bancorp	411,990	13,612
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Banks – 3.0%continued
Wells Fargo & Co.	1,123,032	$47,931
Zions Bancorp N.A.	37,617	1,010
		330,972
Beverages – 1.7%
Brown-Forman Corp., Class B	52,444	3,502
Coca-Cola (The) Co.	1,159,346	69,816
Constellation Brands, Inc., Class A	48,584	11,958
Keurig Dr. Pepper, Inc.	246,849	7,719
Molson Coors Beverage Co., Class B	58,192	3,831
Monster Beverage Corp.*	230,499	13,240
PepsiCo, Inc.	411,957	76,303
		186,369
Biotechnology – 1.9%
AbbVie, Inc.	525,512	70,802
Amgen, Inc.	158,842	35,266
Biogen, Inc.*	43,702	12,449
Gilead Sciences, Inc.	370,427	28,549
Incyte Corp.*	52,460	3,266
Moderna, Inc.*	96,674	11,746
Regeneron Pharmaceuticals, Inc.*	32,004	22,996
Vertex Pharmaceuticals, Inc.*	77,279	27,195
		212,269
Broadline Retail – 3.2%
Amazon.com, Inc.*	2,665,363	347,457
eBay, Inc.	162,791	7,275
Etsy, Inc.*	34,944	2,956
		357,688
Building Products – 0.4%
A.O. Smith Corp.	38,427	2,797
Allegion PLC	25,057	3,007
Carrier Global Corp.	246,305	12,244
Johnson Controls International PLC	206,897	14,098
Masco Corp.	64,156	3,681
Trane Technologies PLC	68,819	13,162
		48,989
Capital Markets – 2.6%
Ameriprise Financial, Inc.	31,529	10,473
Bank of New York Mellon (The) Corp.	217,568	9,686
BlackRock, Inc.	44,736	30,919
Cboe Global Markets, Inc.	32,568	4,495
Charles Schwab (The) Corp.	440,976	24,994
CME Group, Inc.	107,494	19,917

NORTHERN FUNDS QUARTERLY REPORT     179    EQUITY FUNDS

Schedule of Investments
STOCK INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Capital Markets – 2.6%continued
FactSet Research Systems, Inc.	11,051	$4,428
Franklin Resources, Inc.	78,201	2,089
Goldman Sachs Group (The), Inc.	99,677	32,150
Intercontinental Exchange, Inc.	168,381	19,040
Invesco Ltd.	125,247	2,105
MarketAxess Holdings, Inc.	10,573	2,764
Moody's Corp.	47,520	16,524
Morgan Stanley	390,489	33,348
MSCI, Inc.	23,823	11,180
Nasdaq, Inc.	99,013	4,936
Northern Trust Corp.(1)	60,222	4,465
Raymond James Financial, Inc.	55,436	5,753
S&P Global, Inc.	98,260	39,391
State Street Corp.	100,492	7,354
T. Rowe Price Group, Inc.	66,528	7,452
		293,463
Chemicals – 1.7%
Air Products and Chemicals, Inc.	65,810	19,712
Albemarle Corp.	34,541	7,706
Celanese Corp.	28,404	3,289
CF Industries Holdings, Inc.	57,534	3,994
Corteva, Inc.	214,646	12,299
Dow, Inc.	213,808	11,387
DuPont de Nemours, Inc.	139,051	9,934
Eastman Chemical Co.	36,833	3,084
Ecolab, Inc.	74,264	13,864
FMC Corp.	37,244	3,886
International Flavors & Fragrances, Inc.	74,285	5,912
Linde PLC	146,506	55,831
LyondellBasell Industries N.V., Class A	74,154	6,810
Mosaic (The) Co.	95,843	3,354
PPG Industries, Inc.	71,246	10,566
Sherwin-Williams (The) Co.	70,597	18,745
		190,373
Commercial Services & Supplies – 0.5%
Cintas Corp.	25,992	12,920
Copart, Inc.*	129,617	11,822
Republic Services, Inc.	62,304	9,543
Rollins, Inc.	64,678	2,770
Waste Management, Inc.	111,334	19,308
		56,363
Communications Equipment – 0.8%
Arista Networks, Inc.*	74,524	12,077
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Communications Equipment – 0.8%continued
Cisco Systems, Inc.	1,225,256	$63,395
F5, Inc.*	17,244	2,522
Juniper Networks, Inc.	91,358	2,862
Motorola Solutions, Inc.	50,558	14,828
		95,684
Construction & Engineering – 0.1%
Quanta Services, Inc.	43,776	8,600
Construction Materials – 0.2%
Martin Marietta Materials, Inc.	18,681	8,625
Vulcan Materials Co.	39,610	8,930
		17,555
Consumer Finance – 0.5%
American Express Co.	178,310	31,062
Capital One Financial Corp.	115,261	12,606
Discover Financial Services	77,004	8,998
Synchrony Financial	132,165	4,483
		57,149
Consumer Staples Distribution & Retail – 1.8%
Costco Wholesale Corp.	132,632	71,406
Dollar General Corp.	66,234	11,245
Dollar Tree, Inc.*	61,092	8,767
Kroger (The) Co.	195,356	9,182
Sysco Corp.	152,556	11,320
Target Corp.	136,688	18,029
Walgreens Boots Alliance, Inc.	208,785	5,948
Walmart, Inc.	419,554	65,946
		201,843
Containers & Packaging – 0.2%
Amcor PLC	423,472	4,226
Avery Dennison Corp.	24,362	4,185
Ball Corp.	94,786	5,518
International Paper Co.	102,591	3,263
Packaging Corp. of America	25,764	3,405
Sealed Air Corp.	42,176	1,687
Westrock Co.	70,061	2,037
		24,321
Distributors – 0.1%
Genuine Parts Co.	41,907	7,092
LKQ Corp.	78,277	4,561
Pool Corp.	11,157	4,180
		15,833

EQUITY FUNDS    180    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Diversified Telecommunication Services – 0.7%
AT&T, Inc.	2,124,782	$33,890
Verizon Communications, Inc.	1,250,870	46,520
		80,410
Electric Utilities – 1.7%
Alliant Energy Corp.	71,901	3,773
American Electric Power Co., Inc.	151,948	12,794
Constellation Energy Corp.	98,387	9,007
Duke Energy Corp.	228,447	20,501
Edison International	112,264	7,797
Entergy Corp.	61,674	6,005
Evergy, Inc.	65,767	3,842
Eversource Energy	102,128	7,243
Exelon Corp.	293,370	11,952
FirstEnergy Corp.	158,774	6,173
NextEra Energy, Inc.	602,005	44,669
NRG Energy, Inc.	64,840	2,425
PG&E Corp.*	490,870	8,482
Pinnacle West Capital Corp.	33,760	2,750
PPL Corp.	214,663	5,680
Southern (The) Co.	323,454	22,723
Xcel Energy, Inc.	161,991	10,071
		185,887
Electrical Equipment – 0.6%
AMETEK, Inc.	69,178	11,198
Eaton Corp. PLC	119,687	24,069
Emerson Electric Co.	168,991	15,275
Generac Holdings, Inc.*	17,036	2,541
Rockwell Automation, Inc.	34,376	11,325
		64,408
Electronic Equipment, Instruments & Components – 0.6%
Amphenol Corp., Class A	178,236	15,141
CDW Corp.	39,431	7,236
Corning, Inc.	226,616	7,941
Keysight Technologies, Inc.*	54,041	9,049
TE Connectivity Ltd.	95,089	13,328
Teledyne Technologies, Inc.*	14,048	5,775
Trimble, Inc.*	70,716	3,744
Zebra Technologies Corp., Class A*	15,852	4,689
		66,903
Energy Equipment & Services – 0.3%
Baker Hughes Co.	297,576	9,406
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Energy Equipment & Services – 0.3%continued
Halliburton Co.	264,899	$8,739
Schlumberger N.V.	422,467	20,752
		38,897
Entertainment – 1.4%
Activision Blizzard, Inc.*	215,211	18,142
Electronic Arts, Inc.	76,676	9,945
Live Nation Entertainment, Inc.*	41,346	3,767
Netflix, Inc.*	133,021	58,595
Take-Two Interactive Software, Inc.*	48,293	7,107
Walt Disney (The) Co.*	543,797	48,550
Warner Bros. Discovery, Inc.*	650,096	8,152
		154,258
Financial Services – 4.2%
Berkshire Hathaway, Inc., Class B*	532,675	181,642
Fidelity National Information Services, Inc.	174,116	9,524
Fiserv, Inc.*	185,405	23,389
FleetCor Technologies, Inc.*	21,460	5,388
Global Payments, Inc.	79,663	7,848
Jack Henry & Associates, Inc.	20,657	3,457
Mastercard, Inc., Class A	250,117	98,371
PayPal Holdings, Inc.*	335,145	22,364
Visa, Inc., Class A	483,610	114,848
		466,831
Food Products – 1.0%
Archer-Daniels-Midland Co.	161,757	12,222
Bunge Ltd.	43,269	4,083
Campbell Soup Co.	56,816	2,597
Conagra Brands, Inc.	138,198	4,660
General Mills, Inc.	175,257	13,442
Hershey (The) Co.	44,505	11,113
Hormel Foods Corp.	82,234	3,308
J.M. Smucker (The) Co.	31,807	4,697
Kellogg Co.	74,412	5,015
Kraft Heinz (The) Co.	238,392	8,463
Lamb Weston Holdings, Inc.	44,388	5,102
McCormick & Co., Inc. (Non Voting)	74,562	6,504
Mondelez International, Inc., Class A	408,387	29,788
Tyson Foods, Inc., Class A	84,954	4,336
		115,330
Gas Utilities – 0.0%
Atmos Energy Corp.	41,914	4,876

NORTHERN FUNDS QUARTERLY REPORT     181    EQUITY FUNDS

Schedule of Investments
STOCK INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Ground Transportation – 0.8%
CSX Corp.	611,038	$20,836
JB Hunt Transport Services, Inc.	25,542	4,624
Norfolk Southern Corp.	67,306	15,262
Old Dominion Freight Line, Inc.	27,231	10,069
Union Pacific Corp.	182,673	37,379
		88,170
Health Care Equipment & Supplies – 2.9%
Abbott Laboratories	520,334	56,727
Align Technology, Inc.*	21,656	7,658
Baxter International, Inc.	147,855	6,736
Becton Dickinson & Co.	85,318	22,525
Boston Scientific Corp.*	431,757	23,354
Cooper (The) Cos., Inc.	15,136	5,804
DENTSPLY SIRONA, Inc.	58,638	2,347
Dexcom, Inc.*	116,845	15,016
Edwards Lifesciences Corp.*	182,509	17,216
GE HealthCare Technologies, Inc.	114,866	9,332
Hologic, Inc.*	75,213	6,090
IDEXX Laboratories, Inc.*	25,067	12,589
Insulet Corp.*	20,303	5,854
Intuitive Surgical, Inc.*	105,012	35,908
Medtronic PLC	398,715	35,127
ResMed, Inc.	44,517	9,727
STERIS PLC	29,436	6,622
Stryker Corp.	101,310	30,909
Teleflex, Inc.	13,289	3,216
Zimmer Biomet Holdings, Inc.	63,231	9,206
		321,963
Health Care Providers & Services – 2.9%
AmerisourceBergen Corp.	48,956	9,421
Cardinal Health, Inc.	77,514	7,330
Centene Corp.*	161,657	10,904
Cigna Group (The)	87,817	24,641
CVS Health Corp.	380,576	26,309
DaVita, Inc.*	17,636	1,772
Elevance Health, Inc.	71,072	31,577
HCA Healthcare, Inc.	62,055	18,832
Henry Schein, Inc.*	38,276	3,104
Humana, Inc.	37,437	16,739
Laboratory Corp. of America Holdings	27,040	6,526
McKesson Corp.	40,815	17,441
Molina Healthcare, Inc.*	16,880	5,085
Quest Diagnostics, Inc.	34,426	4,839
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Health Care Providers & Services – 2.9%continued
UnitedHealth Group, Inc.	278,176	$133,703
Universal Health Services, Inc., Class B	18,515	2,921
		321,144
Health Care Real Estate Investment Trusts – 0.2%
Healthpeak Properties, Inc.	154,887	3,113
Ventas, Inc.	116,231	5,494
Welltower, Inc.	146,590	11,858
		20,465
Hotel & Resort Real Estate Investment Trusts – 0.0%
Host Hotels & Resorts, Inc.	203,751	3,429
Hotels, Restaurants & Leisure – 2.0%
Booking Holdings, Inc.*	11,076	29,909
Caesars Entertainment, Inc.*	60,715	3,095
Carnival Corp.*	289,504	5,451
Chipotle Mexican Grill, Inc.*	8,303	17,760
Darden Restaurants, Inc.	36,962	6,176
Domino's Pizza, Inc.	9,958	3,356
Expedia Group, Inc.*	41,156	4,502
Hilton Worldwide Holdings, Inc.	79,956	11,638
Las Vegas Sands Corp.*	95,663	5,548
Marriott International, Inc., Class A	77,760	14,284
McDonald's Corp.	218,396	65,171
MGM Resorts International	93,466	4,105
Norwegian Cruise Line Holdings Ltd.*	119,358	2,598
Royal Caribbean Cruises Ltd.*	67,042	6,955
Starbucks Corp.	341,849	33,863
Wynn Resorts Ltd.	29,267	3,091
Yum! Brands, Inc.	84,653	11,729
		229,231
Household Durables – 0.4%
D.R. Horton, Inc.	93,789	11,413
Garmin Ltd.	47,046	4,906
Lennar Corp., Class A	76,868	9,632
Mohawk Industries, Inc.*	13,758	1,419
Newell Brands, Inc.	88,020	766
NVR, Inc.*	931	5,912
PulteGroup, Inc.	68,428	5,316
Whirlpool Corp.	17,229	2,564
		41,928
Household Products – 1.4%
Church & Dwight Co., Inc.	74,341	7,451
Clorox (The) Co.	37,787	6,009
Colgate-Palmolive Co.	245,725	18,931

EQUITY FUNDS    182    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Household Products – 1.4%continued
Kimberly-Clark Corp.	101,723	$14,044
Procter & Gamble (The) Co.	704,422	106,889
		153,324
Independent Power & Renewable Electricity Producers – 0.0%
AES (The) Corp.	197,585	4,096
Industrial Conglomerates – 0.8%
3M Co.	163,212	16,336
General Electric Co.	323,666	35,555
Honeywell International, Inc.	198,941	41,280
		93,171
Industrial Real Estate Investment Trusts – 0.3%
Prologis, Inc.	276,797	33,944
Insurance – 2.1%
Aflac, Inc.	166,182	11,599
Allstate (The) Corp.	79,758	8,697
American International Group, Inc.	218,529	12,574
Aon PLC, Class A	61,386	21,190
Arch Capital Group Ltd.*	113,090	8,465
Arthur J. Gallagher & Co.	64,551	14,173
Assurant, Inc.	16,756	2,107
Brown & Brown, Inc.	70,235	4,835
Chubb Ltd.	123,960	23,870
Cincinnati Financial Corp.	45,421	4,420
Everest Re Group Ltd.	12,335	4,217
Globe Life, Inc.	27,644	3,030
Hartford Financial Services Group (The), Inc.	94,582	6,812
Lincoln National Corp.	51,775	1,334
Loews Corp.	54,531	3,238
Marsh & McLennan Cos., Inc.	148,431	27,917
MetLife, Inc.	193,730	10,952
Principal Financial Group, Inc.	69,067	5,238
Progressive (The) Corp.	175,207	23,192
Prudential Financial, Inc.	109,504	9,660
Travelers (The) Cos., Inc.	68,396	11,878
W.R. Berkley Corp.	60,126	3,581
Willis Towers Watson PLC	32,369	7,623
		230,602
Interactive Media & Services – 5.3%
Alphabet, Inc., Class A*	1,774,389	212,394
Alphabet, Inc., Class C*	1,526,470	184,657
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Interactive Media & Services – 5.3%continued
Match Group, Inc.*	79,114	$3,311
Meta Platforms, Inc., Class A*	660,748	189,622
		589,984
IT Services – 1.1%
Accenture PLC, Class A	188,963	58,310
Akamai Technologies, Inc.*	47,015	4,225
Cognizant Technology Solutions Corp., Class A	153,712	10,034
DXC Technology Co.*	60,761	1,624
EPAM Systems, Inc.*	16,512	3,711
Gartner, Inc.*	23,173	8,118
International Business Machines Corp.	269,949	36,122
VeriSign, Inc.*	27,671	6,253
		128,397
Leisure Products – 0.0%
Hasbro, Inc.	35,911	2,326
Life Sciences Tools & Services – 1.6%
Agilent Technologies, Inc.	88,279	10,616
Bio-Rad Laboratories, Inc., Class A*	5,870	2,225
Bio-Techne Corp.	44,757	3,654
Charles River Laboratories International, Inc.*	14,425	3,033
Danaher Corp.	197,608	47,426
Illumina, Inc.*	46,414	8,702
IQVIA Holdings, Inc.*	56,041	12,596
Mettler-Toledo International, Inc.*	6,684	8,767
Revvity, Inc.	36,032	4,280
Thermo Fisher Scientific, Inc.	114,964	59,982
Waters Corp.*	17,328	4,619
West Pharmaceutical Services, Inc.	22,543	8,622
		174,522
Machinery – 1.8%
Caterpillar, Inc.	154,406	37,992
Cummins, Inc.	41,660	10,213
Deere & Co.	80,829	32,751
Dover Corp.	42,721	6,308
Fortive Corp.	105,388	7,880
IDEX Corp.	21,813	4,695
Illinois Tool Works, Inc.	83,110	20,791
Ingersoll Rand, Inc.	122,955	8,036
Nordson Corp.	15,815	3,925
Otis Worldwide Corp.	124,107	11,047
PACCAR, Inc.	157,738	13,195

NORTHERN FUNDS QUARTERLY REPORT     183    EQUITY FUNDS

Schedule of Investments
STOCK INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Machinery – 1.8%continued
Parker-Hannifin Corp.	38,665	$15,081
Pentair PLC	49,872	3,222
Snap-on, Inc.	16,299	4,697
Stanley Black & Decker, Inc.	47,238	4,427
Westinghouse Air Brake Technologies Corp.	53,888	5,910
Xylem, Inc.	71,891	8,096
		198,266
Media – 0.7%
Charter Communications, Inc., Class A*	31,411	11,539
Comcast Corp., Class A	1,244,857	51,724
Fox Corp., Class A	74,780	2,542
Fox Corp., Class B	34,263	1,093
Interpublic Group of (The) Cos., Inc.	114,983	4,436
News Corp., Class A	103,889	2,026
News Corp., Class B	29,518	582
Omnicom Group, Inc.	61,015	5,806
Paramount Global, Class B	140,080	2,229
		81,977
Metals & Mining – 0.4%
Freeport-McMoRan, Inc.	431,299	17,252
Newmont Corp.	233,854	9,976
Nucor Corp.	75,864	12,440
Steel Dynamics, Inc.	46,599	5,076
		44,744
Multi-Utilities – 0.7%
Ameren Corp.	76,745	6,268
CenterPoint Energy, Inc.	188,520	5,495
CMS Energy Corp.	84,562	4,968
Consolidated Edison, Inc.	103,253	9,334
Dominion Energy, Inc.	246,799	12,782
DTE Energy Co.	60,235	6,627
NiSource, Inc.	118,116	3,230
Public Service Enterprise Group, Inc.	151,186	9,466
Sempra Energy	92,943	13,532
WEC Energy Group, Inc.	92,548	8,166
		79,868
Office Real Estate Investment Trusts – 0.1%
Alexandria Real Estate Equities, Inc.	45,767	5,194
Boston Properties, Inc.	39,163	2,255
		7,449
Oil, Gas & Consumable Fuels – 3.7%
APA Corp.	96,437	3,295
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Oil, Gas & Consumable Fuels – 3.7%continued
Chevron Corp.	519,207	$81,697
ConocoPhillips	362,570	37,566
Coterra Energy, Inc.	231,920	5,868
Devon Energy Corp.	188,528	9,114
Diamondback Energy, Inc.	52,936	6,954
EOG Resources, Inc.	173,259	19,828
EQT Corp.	103,750	4,267
Exxon Mobil Corp.	1,208,058	129,564
Hess Corp.	83,548	11,358
Kinder Morgan, Inc.	580,212	9,991
Marathon Oil Corp.	183,090	4,215
Marathon Petroleum Corp.	127,879	14,911
Occidental Petroleum Corp.	211,963	12,463
ONEOK, Inc.	131,163	8,095
Phillips 66	135,423	12,917
Pioneer Natural Resources Co.	69,052	14,306
Targa Resources Corp.	69,411	5,282
Valero Energy Corp.	109,131	12,801
Williams (The) Cos., Inc.	361,347	11,791
		416,283
Passenger Airlines – 0.2%
Alaska Air Group, Inc.*	34,358	1,827
American Airlines Group, Inc.*	203,034	3,643
Delta Air Lines, Inc.*	194,907	9,266
Southwest Airlines Co.	173,242	6,273
United Airlines Holdings, Inc.*	95,080	5,217
		26,226
Personal Care Products – 0.1%
Estee Lauder (The) Cos., Inc., Class A	68,821	13,515
Pharmaceuticals – 4.1%
Bristol-Myers Squibb Co.	624,842	39,959
Catalent, Inc.*	49,455	2,144
Eli Lilly & Co.	235,466	110,429
Johnson & Johnson	776,504	128,527
Merck & Co., Inc.	758,592	87,534
Organon & Co.	66,468	1,383
Pfizer, Inc.	1,681,041	61,660
Viatris, Inc.	339,857	3,392
Zoetis, Inc.	138,756	23,895
		458,923
Professional Services – 0.7%
Automatic Data Processing, Inc.	123,405	27,123
Broadridge Financial Solutions, Inc.	34,291	5,679

EQUITY FUNDS    184    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Professional Services – 0.7%continued
Ceridian HCM Holding, Inc.*	43,628	$2,922
Equifax, Inc.	36,911	8,685
Jacobs Solutions, Inc.	36,487	4,338
Leidos Holdings, Inc.	38,854	3,438
Paychex, Inc.	94,484	10,570
Paycom Software, Inc.	14,024	4,505
Robert Half International, Inc.	29,659	2,231
Verisk Analytics, Inc.	43,847	9,911
		79,402
Real Estate Management & Development – 0.2%
CBRE Group, Inc., Class A*	94,592	7,635
CoStar Group, Inc.*	122,102	10,867
		18,502
Residential Real Estate Investment Trusts – 0.3%
AvalonBay Communities, Inc.	42,841	8,109
Camden Property Trust	30,340	3,303
Equity Residential	101,217	6,677
Essex Property Trust, Inc.	19,770	4,632
Invitation Homes, Inc.	169,341	5,825
Mid-America Apartment Communities, Inc.	34,318	5,212
UDR, Inc.	88,440	3,799
		37,557
Retail Real Estate Investment Trusts – 0.3%
Federal Realty Investment Trust	19,868	1,923
Kimco Realty Corp.	176,100	3,473
Realty Income Corp.	198,577	11,873
Regency Centers Corp.	42,905	2,650
Simon Property Group, Inc.	96,340	11,125
		31,044
Semiconductors & Semiconductor Equipment – 7.3%
Advanced Micro Devices, Inc.*	481,924	54,896
Analog Devices, Inc.	151,717	29,556
Applied Materials, Inc.	253,208	36,599
Broadcom, Inc.	124,605	108,086
Enphase Energy, Inc.*	40,022	6,703
First Solar, Inc.*	30,428	5,784
Intel Corp.	1,240,744	41,491
KLA Corp.	41,247	20,006
Lam Research Corp.	40,315	25,917
Microchip Technology, Inc.	164,049	14,697
Micron Technology, Inc.	328,764	20,748
Monolithic Power Systems, Inc.	13,369	7,222
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Semiconductors & Semiconductor Equipment – 7.3%continued
NVIDIA Corp.	738,485	$312,394
NXP Semiconductors N.V.	76,816	15,723
ON Semiconductor Corp.*	130,444	12,337
Qorvo, Inc.*	30,276	3,089
QUALCOMM, Inc.	333,676	39,721
Skyworks Solutions, Inc.	47,386	5,245
SolarEdge Technologies, Inc.*	16,261	4,375
Teradyne, Inc.	46,693	5,198
Texas Instruments, Inc.	271,709	48,913
		818,700
Software – 10.2%
Adobe, Inc.*	137,197	67,088
ANSYS, Inc.*	26,304	8,688
Autodesk, Inc.*	64,603	13,218
Cadence Design Systems, Inc.*	82,007	19,232
Fair Isaac Corp.*	7,642	6,184
Fortinet, Inc.*	196,440	14,849
Gen Digital, Inc.	160,127	2,970
Intuit, Inc.	84,043	38,508
Microsoft Corp.	2,219,669	755,886
Oracle Corp.	460,510	54,842
Palo Alto Networks, Inc.*	89,755	22,933
PTC, Inc.*	30,777	4,380
Roper Technologies, Inc.	32,115	15,441
Salesforce, Inc.*	292,885	61,875
ServiceNow, Inc.*	61,072	34,321
Synopsys, Inc.*	45,789	19,937
Tyler Technologies, Inc.*	12,119	5,047
		1,145,399
Specialized Real Estate Investment Trusts – 1.1%
American Tower Corp.	138,343	26,830
Crown Castle, Inc.	128,162	14,603
Digital Realty Trust, Inc.	85,656	9,754
Equinix, Inc.	28,097	22,026
Extra Space Storage, Inc.	40,753	6,066
Iron Mountain, Inc.	89,585	5,090
Public Storage	46,737	13,642
SBA Communications Corp.	32,482	7,528
VICI Properties, Inc.	295,169	9,277
Weyerhaeuser Co.	223,021	7,474
		122,290
Specialty Retail – 2.1%
Advance Auto Parts, Inc.	14,768	1,038

NORTHERN FUNDS QUARTERLY REPORT     185    EQUITY FUNDS

Schedule of Investments
STOCK INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Specialty Retail – 2.1%continued
AutoZone, Inc.*	5,549	$13,836
Bath & Body Works, Inc.	63,905	2,397
Best Buy Co., Inc.	59,797	4,900
CarMax, Inc.*	48,941	4,096
Home Depot (The), Inc.	302,700	94,031
Lowe's Cos., Inc.	178,627	40,316
O'Reilly Automotive, Inc.*	18,322	17,503
Ross Stores, Inc.	103,394	11,594
TJX (The) Cos., Inc.	345,396	29,286
Tractor Supply Co.	33,009	7,298
Ulta Beauty, Inc.*	15,257	7,180
		233,475
Technology Hardware, Storage & Peripherals – 7.9%
Apple, Inc.	4,413,578	856,102
Hewlett Packard Enterprise Co.	393,816	6,616
HP, Inc.	263,495	8,092
NetApp, Inc.	65,735	5,022
Seagate Technology Holdings PLC	57,089	3,532
Western Digital Corp.*	91,360	3,465
		882,829
Textiles, Apparel & Luxury Goods – 0.4%
NIKE, Inc., Class B	368,987	40,725
Ralph Lauren Corp.	12,559	1,549
Tapestry, Inc.	72,453	3,101
VF Corp.	88,374	1,687
		47,062
Tobacco – 0.6%
Altria Group, Inc.	530,950	24,052
Philip Morris International, Inc.	461,810	45,082
		69,134
Trading Companies & Distributors – 0.3%
Fastenal Co.	172,858	10,197
United Rentals, Inc.	20,849	9,285
W.W. Grainger, Inc.	13,510	10,654
		30,136
Water Utilities – 0.1%
American Water Works Co., Inc.	58,182	8,305
Wireless Telecommunication Services – 0.2%
T-Mobile U.S., Inc.*	170,860	23,732
Total Common Stocks
(Cost $3,264,810)		11,091,821

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 1.0%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.91%(2) (3)	105,946,527	$105,947
Total Investment Companies
(Cost $105,947)		105,947

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.0%
U.S. Treasury Bill,
5.09%, 10/26/23(4) (5)	$5,750	$5,654
Total Short-Term Investments
(Cost $5,655)		5,654

Total Investments – 100.0%
(Cost $3,376,412)		11,203,422
Liabilities less Other Assets – (0.0%)		(2,309)
NET ASSETS – 100.0%		$11,201,113

(1)	Investment in affiliate.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of June 30, 2023 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

MSCI - Morgan Stanley Capital International

N.V. - Naamloze Vennootschap (Dutch: Limited Liability Company)

PLC - Public Limited Company

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At June 30, 2023, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500	475	$106,596	Long	9/23	$2,160

EQUITY FUNDS    186    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
At June 30, 2023, the security types for the Fund were:
Security Type(1)	% of Net Assets
Common Stocks	99.0%
Investment Companies	1.0%
Short-Term Investments	0.0%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2023:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks(1)	$11,091,821	$—	$—	$11,091,821
Investment Companies	105,947	—	—	105,947
Short-Term Investments	—	5,654	—	5,654
Total Investments	$11,197,768	$5,654	$—	$11,203,422
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$2,160	$—	$—	$2,160

(1)	Classifications as defined in the Schedule of Investments.

Transactions in  affiliated investments for the three months ended June 30, 2023, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET REALIZED GAINS (LOSSES) (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$85,432	$334,678	$314,163	$—	$—	$977	$105,947	$105,946,527
Northern Trust Corp.	5,580	—	236	(833)	(46)	46	4,465	60,222
Total	$91,012	$334,678	$314,399	$(833)	$(46)	$1,023	$110,412	106,006,749
NORTHERN FUNDS QUARTERLY REPORT     187    EQUITY FUNDS

Schedule of Investments
U.S. QUALITY ESG FUND
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 99.1%
Air Freight & Logistics – 1.2%
C.H. Robinson Worldwide, Inc.	19,197	$1,811
Expeditors International of Washington, Inc.	17,568	2,128
United Parcel Service, Inc., Class B	3,143	564
		4,503
Automobiles – 2.9%
Tesla, Inc.*	43,497	11,386
Banks – 2.5%
Citigroup, Inc.	73,731	3,395
Commerce Bancshares, Inc.	10,319	502
First Hawaiian, Inc.	67,015	1,207
JPMorgan Chase & Co.	31,514	4,583
		9,687
Beverages – 1.4%
Coca-Cola (The) Co.	93,785	5,648
Biotechnology – 3.3%
AbbVie, Inc.	14,496	1,953
Amgen, Inc.	20,339	4,516
Biogen, Inc.*	7,166	2,041
Gilead Sciences, Inc.	47,814	3,685
Vertex Pharmaceuticals, Inc.*	2,643	930
		13,125
Broadline Retail – 1.9%
Amazon.com, Inc.*	50,464	6,579
eBay, Inc.	4,010	179
Etsy, Inc.*	7,054	597
		7,355
Building Products – 2.4%
Carrier Global Corp.	33,530	1,666
Fortune Brands Innovations, Inc.	28,755	2,069
Masco Corp.	17,254	990
Owens Corning	17,746	2,316
Trane Technologies PLC	12,344	2,361
		9,402
Capital Markets – 3.0%
Affiliated Managers Group, Inc.	6,492	973
Ameriprise Financial, Inc.	6,478	2,152
Bank of New York Mellon (The) Corp.	51,451	2,291
BlackRock, Inc.	3,196	2,209
Janus Henderson Group PLC	70,391	1,918
State Street Corp.	29,931	2,190
		11,733
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Chemicals – 1.1%
Dow, Inc.	39,386	$2,098
Mosaic (The) Co.	4,944	173
Sherwin-Williams (The) Co.	7,946	2,110
		4,381
Commercial Services & Supplies – 0.3%
Rollins, Inc.	26,948	1,154
Communications Equipment – 0.5%
Cisco Systems, Inc.	38,738	2,004
Construction & Engineering – 0.5%
AECOM	21,570	1,827
Consumer Finance – 0.5%
Ally Financial, Inc.	18,916	511
SLM Corp.	98,525	1,608
		2,119
Consumer Staples Distribution & Retail – 0.0%
Sysco Corp.	2,431	180
Distributors – 0.5%
Pool Corp.	5,650	2,117
Diversified Telecommunication Services – 0.1%
Lumen Technologies, Inc.	219,344	496
Electric Utilities – 0.7%
Exelon Corp.	29,892	1,218
Hawaiian Electric Industries, Inc.	38,628	1,398
		2,616
Electrical Equipment – 0.8%
Acuity Brands, Inc.	11,692	1,906
Rockwell Automation, Inc.	4,088	1,347
		3,253
Entertainment – 0.6%
Electronic Arts, Inc.	17,096	2,217
Financial Services – 4.4%
Berkshire Hathaway, Inc., Class B*	5,993	2,044
Equitable Holdings, Inc.	61,092	1,659
Fidelity National Information Services, Inc.	38,231	2,091
Mastercard, Inc., Class A	9,436	3,711
MGIC Investment Corp.	124,342	1,963
Rocket Cos., Inc., Class A*	140,697	1,261
Visa, Inc., Class A	10,815	2,568
Voya Financial, Inc.	25,527	1,831
Western Union (The) Co.	25,523	300
		17,428

EQUITY FUNDS    188    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Food Products – 1.0%
General Mills, Inc.	25,655	$1,968
Kellogg Co.	28,233	1,903
		3,871
Ground Transportation – 0.5%
Landstar System, Inc.	10,530	2,027
Health Care Equipment & Supplies – 2.1%
Abbott Laboratories	13,382	1,459
Edwards Lifesciences Corp.*	26,232	2,474
Hologic, Inc.*	24,188	1,959
IDEXX Laboratories, Inc.*	4,476	2,248
		8,140
Health Care Providers & Services – 3.1%
Cardinal Health, Inc.	23,662	2,238
Cigna Group (The)	11,160	3,131
DaVita, Inc.*	19,212	1,930
McKesson Corp.	5,392	2,304
Quest Diagnostics, Inc.	12,137	1,706
UnitedHealth Group, Inc.	1,472	708
		12,017
Health Care Real Estate Investment Trusts – 0.3%
Healthpeak Properties, Inc.	49,128	987
Hotel & Resort Real Estate Investment Trusts – 0.3%
Host Hotels & Resorts, Inc.	68,373	1,151
Hotels, Restaurants & Leisure – 2.4%
Airbnb, Inc., Class A*	4,318	553
Booking Holdings, Inc.*	1,270	3,430
Domino's Pizza, Inc.	1,409	475
Hilton Worldwide Holdings, Inc.	15,129	2,202
Starbucks Corp.	16,195	1,604
Travel + Leisure Co.	30,284	1,222
		9,486
Household Products – 2.9%
Clorox (The) Co.	12,006	1,909
Colgate-Palmolive Co.	31,531	2,429
Kimberly-Clark Corp.	15,710	2,169
Procter & Gamble (The) Co.	33,069	5,018
		11,525
Independent Power & Renewable Electricity Producers – 0.2%
Brookfield Renewable Corp., Class A	28,052	884
Industrial Conglomerates – 0.5%
3M Co.	21,153	2,117
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Insurance – 2.8%
Aflac, Inc.	29,657	$2,070
Allstate (The) Corp.	1,536	167
American International Group, Inc.	7,967	458
Hartford Financial Services Group (The), Inc.	19,786	1,425
Lincoln National Corp.	27,662	713
MetLife, Inc.	29,670	1,677
Principal Financial Group, Inc.	8,819	669
Prudential Financial, Inc.	26,296	2,320
Travelers (The) Cos., Inc.	7,883	1,369
		10,868
Interactive Media & Services – 4.3%
Alphabet, Inc., Class A*	88,345	10,575
Alphabet, Inc., Class C*	50,123	6,063
Match Group, Inc.*	5,776	242
		16,880
IT Services – 2.5%
Accenture PLC, Class A	16,559	5,110
Cognizant Technology Solutions Corp., Class A	2,942	192
International Business Machines Corp.	34,275	4,586
		9,888
Life Sciences Tools & Services – 1.4%
Agilent Technologies, Inc.	14,097	1,695
Mettler-Toledo International, Inc.*	1,357	1,780
Waters Corp.*	7,183	1,915
		5,390
Machinery – 1.2%
Donaldson Co., Inc.	21,169	1,323
Illinois Tool Works, Inc.	11,639	2,912
Otis Worldwide Corp.	4,701	418
		4,653
Media – 1.7%
Comcast Corp., Class A	77,471	3,219
Interpublic Group of (The) Cos., Inc.	52,935	2,042
Sirius XM Holdings, Inc.	294,251	1,333
		6,594
Metals & Mining – 0.8%
Reliance Steel & Aluminum Co.	8,045	2,185
Steel Dynamics, Inc.	8,343	909
		3,094

NORTHERN FUNDS QUARTERLY REPORT     189    EQUITY FUNDS

Schedule of Investments
U.S. QUALITY ESG FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Multi-Utilities – 0.2%
Public Service Enterprise Group, Inc.	14,212	$890
Oil, Gas & Consumable Fuels – 2.4%
Cheniere Energy, Inc.	9,680	1,475
ConocoPhillips	21,159	2,192
Exxon Mobil Corp.	4,796	514
Marathon Petroleum Corp.	19,932	2,324
ONEOK, Inc.	26,521	1,637
Valero Energy Corp.	10,456	1,227
		9,369
Personal Care Products – 0.0%
Olaplex Holdings, Inc.*	48,910	182
Pharmaceuticals – 4.6%
Bristol-Myers Squibb Co.	73,372	4,692
Eli Lilly & Co.	15,099	7,081
Johnson & Johnson	12,377	2,049
Merck & Co., Inc.	6,521	753
Pfizer, Inc.	7,525	276
Zoetis, Inc.	17,934	3,088
		17,939
Professional Services – 1.9%
Automatic Data Processing, Inc.	15,903	3,495
Paylocity Holding Corp.*	11,063	2,042
Robert Half International, Inc.	27,759	2,088
		7,625
Real Estate Management & Development – 0.6%
CBRE Group, Inc., Class A*	27,401	2,212
Residential Real Estate Investment Trusts – 0.2%
AvalonBay Communities, Inc.	3,345	633
Semiconductors & Semiconductor Equipment – 5.6%
Applied Materials, Inc.	32,052	4,633
Cirrus Logic, Inc.*	7,358	596
Enphase Energy, Inc.*	11,971	2,005
Lam Research Corp.	1,149	739
NVIDIA Corp.	19,624	8,301
Texas Instruments, Inc.	30,542	5,498
		21,772
Software – 12.2%
Adobe, Inc.*	14,824	7,249
Autodesk, Inc.*	11,262	2,304
Cadence Design Systems, Inc.*	11,299	2,650
Intuit, Inc.	10,497	4,810
Manhattan Associates, Inc.*	1,509	301
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Software – 12.2%continued
Microsoft Corp.	82,948	$28,247
Teradata Corp.*	41,503	2,217
		47,778
Specialized Real Estate Investment Trusts – 1.3%
American Tower Corp.	14,416	2,796
Weyerhaeuser Co.	67,161	2,250
		5,046
Specialty Retail – 4.1%
Best Buy Co., Inc.	14,128	1,158
Home Depot (The), Inc.	22,248	6,911
Lowe's Cos., Inc.	23,044	5,201
Ulta Beauty, Inc.*	1,977	930
Williams-Sonoma, Inc.	16,171	2,024
		16,224
Technology Hardware, Storage & Peripherals – 7.7%
Apple, Inc.	151,357	29,359
HP, Inc.	33,523	1,029
		30,388
Textiles, Apparel & Luxury Goods – 0.5%
Deckers Outdoor Corp.*	758	400
NIKE, Inc., Class B	9,628	1,062
Tapestry, Inc.	8,034	344
		1,806
Trading Companies & Distributors – 1.2%
Fastenal Co.	38,853	2,292
W.W. Grainger, Inc.	3,128	2,467
		4,759
Total Common Stocks
(Cost $306,383)		388,826

INVESTMENT COMPANIES – 0.8%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.91%(1) (2)	3,381,193	3,381
Total Investment Companies
(Cost $3,381)		3,381

EQUITY FUNDS    190    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
5.06%, 10/26/23(3) (4)	$185	$182
Total Short-Term Investments
(Cost $182)		182

Total Investments – 100.0%
(Cost $309,946)		392,389
Other Assets less Liabilities – 0.0%		82
NET ASSETS – 100.0%		$392,471

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of June 30, 2023 is disclosed.
(3)	Discount rate at the time of purchase.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

PLC - Public Limited Company

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At June 30, 2023, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500	15	$3,366	Long	9/23	$77
At June 30, 2023, the security types for the Fund were:
Security Type	% of Net Assets
Common Stocks	99.1%
Investment Companies	0.8%
Short-Term Investments	0.1%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2023:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks(1)	$388,826	$—	$—	$388,826
Investment Companies	3,381	—	—	3,381
Short-Term Investments	—	182	—	182
Total Investments	$392,207	$182	$—	$392,389
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$77	$—	$—	$77

(1)	Classifications as defined in the Schedule of Investments.

Transactions in  affiliated investments for the three months ended June 30, 2023, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$8,063	$14,217	$18,899	$28	$3,381	$3,381,193
NORTHERN FUNDS QUARTERLY REPORT     191    EQUITY FUNDS